Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments —November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 37.62%
FFCB	1.84%	9-9-2022	$10,000	$9,986
FFCB	1.85	3-3-2022	90,000	89,876
FFCB	2.54	4-5-2021	350,000	353,914
FHLB	1.13	7-14-2021	120,000	119,058
FHLB	1.75	3-12-2021	90,000	89,990
FHLB	2.00	8-26-2022	1,140,000	1,140,031
FHLB	2.13	6-9-2023	520,000	528,434
FHLB	2.50	3-11-2022	770,000	784,357
FHLB	2.75	12-13-2024	180,000	188,760
FHLB	2.88	9-13-2024	580,000	610,895
FHLB	3.00	10-12-2021	70,000	71,693
FHLB	3.38	9-8-2023	30,000	31,876
FHLB	3.38	12-8-2023	280,000	298,403
FHLB	5.63	6-11-2021	10,000	10,589
FHLB	5.63	3-14-2036	60,000	85,327
FHLMC	1.88	11-17-2020	20,000	20,040
FHLMC	2.15	9-6-2022	50,000	49,654
FHLMC	2.38	2-16-2021	580,000	585,076
FHLMC	2.38	1-13-2022	670,000	680,005
FHLMC	2.50	3-1-2032	5,627,998	5,694,072
FHLMC	3.00	2-1-2047	16,302,430	16,704,810
FHLMC	3.00	3-1-2048	177,964	181,731
FHLMC	3.00	8-1-2049	656,395	666,667
FHLMC	3.00	10-1-2049	2,300,001	2,335,903
FHLMC	3.50	2-1-2044	13,012,503	13,695,554
FHLMC	3.50	4-1-2045	544,349	571,656
FHLMC	3.50	8-1-2047	8,597,043	8,917,822
FHLMC	6.00	7-1-2040	2,328,308	2,676,781
FHLMC Series K015 Class A2	3.23	7-25-2021	57,651	58,562
FHLMC Series K028 Class A1	2.18	11-25-2022	112,653	112,997
FHLMC Series K029 Class A2	3.32	2-25-2023	545,000	566,965
FHLMC Series K030 Class A2 ±±	3.25	4-25-2023	305,000	316,895
FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	50,000	52,182
FHLMC Series K034 Class A2 ±±	3.53	7-25-2023	60,000	63,140
FHLMC Series K035 Class A2 ±±	3.46	8-25-2023	55,000	57,768
FHLMC Series K048 Class A2 ±±	3.28	6-25-2025	215,000	228,399
FHLMC Series K062 Class A2	3.41	12-25-2026	750,000	809,300
FHLMC Series K063 Class A2 ±±	3.43	1-25-2027	45,000	48,600
FHLMC Series K070 Class A2 ±±	3.30	11-25-2027	425,000	456,856
FHLMC Series K152 Class A1	2.83	5-25-2030	320,869	332,349
FHLMC Series K152 Class A2	3.08	1-25-2031	125,000	131,161
FHLMC Series K153 Class A3 ±±	3.12	10-25-2031	70,000	73,802
FHLMC Series K155 Class A3	3.75	4-25-2033	40,000	45,078
FHLMC Series K717 Class A2	2.99	9-25-2021	664,694	673,380
FNMA	1.38	2-26-2021	120,000	119,552
FNMA	1.50	11-30-2020	120,000	119,784
FNMA	2.13	4-24-2026	910,000	928,698
FNMA	2.50	12-1-2027	704,070	711,943
FNMA	2.50	9-1-2031	2,411,897	2,441,331
FNMA	3.00	12-1-2026	3,087,221	3,174,917
FNMA	3.00	12-1-2030	494,971	510,569
FNMA	3.00	7-1-2032	3,745,065	3,839,547
FNMA	3.00	1-1-2034	574,246	587,986
FNMA	3.00	8-1-2036	226,019	231,997
FNMA	3.00	2-1-2037	4,146,518	4,256,543
FNMA	3.00	8-1-2043	2,746,332	2,824,905
FNMA	3.00	11-1-2046	2,774,762	2,855,214
FNMA	3.00	12-1-2047	2,139,180	2,182,211
FNMA	3.00	5-1-2049	922,162	935,679
FNMA	3.00	7-1-2049	326,624	331,655
FNMA	3.00	12-1-2049	5,840,000	5,924,629
FNMA	3.50	4-1-2034	4,375,777	4,537,618
FNMA	3.50	1-1-2035	186,556	194,651

1

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	3-1-2036	$2,546,530	$2,646,693
FNMA	3.50	4-1-2037	1,199,830	1,250,612
FNMA	3.50	6-1-2042	542,207	570,102
FNMA	3.50	7-1-2042	1,083,961	1,141,399
FNMA	3.50	10-1-2042	4,644,894	4,886,355
FNMA	3.50	9-1-2043	2,077,431	2,183,710
FNMA	3.50	3-1-2048	1,023,510	1,057,976
FNMA	3.50	8-1-2049	4,249,199	4,360,503
FNMA	3.50	10-1-2049	5,840,091	6,002,618
FNMA	4.00	6-1-2042	939,870	1,003,070
FNMA	4.00	6-1-2042	9,579,723	10,224,314
FNMA	4.00	8-1-2043	6,590,129	7,008,477
FNMA	4.00	12-1-2047	4,338,481	4,550,429
FNMA	4.00	2-1-2048	6,372,641	6,911,031
FNMA	4.00	6-1-2048	1,556,721	1,620,795
FNMA	4.00	8-1-2048	1,030,315	1,070,647
FNMA	4.00	9-1-2048	651,729	677,289
FNMA	4.00	4-1-2049	1,677,055	1,738,883
FNMA	4.50	5-1-2040	414,406	449,103
FNMA	4.50	9-1-2040	9,559,630	10,332,916
FNMA	4.50	2-1-2047	2,943,635	3,113,613
FNMA	4.50	4-1-2048	2,468,834	2,606,676
FNMA	4.50	8-1-2048	103,446	108,952
FNMA	4.50	11-1-2048	4,942,429	5,203,575
FNMA	5.00	1-1-2042	344,264	379,444
FNMA	5.00	6-1-2045	1,316,242	1,453,055
FNMA	5.00	7-1-2045	4,459,627	4,907,468
FNMA	5.50	9-1-2040	2,479,100	2,785,665
FNMA	6.00	5-1-2041	132,644	152,394
FNMA	6.21	8-6-2038	60,000	92,909
FNMA	6.25	5-15-2029	100,000	136,522
FNMA	7.13	1-15-2030	810,000	1,188,154
FNMA	7.25	5-15-2030	80,000	119,079
FNMA Series 2012-M14 Class AI ±±	2.99	9-25-2027	165,913	173,050
FNMA Series 2016-M5 Class A2	2.47	4-25-2026	220,000	222,875
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	175,000	177,515
FNMA Series 2017-M1 Class A2 ±±	2.50	10-25-2026	275,000	279,806
FNMA Series 2017-M11 Class A2	2.98	8-25-2029	320,000	336,915
FNMA Series 2017-M3 Class A2 ±±	2.57	12-25-2026	995,000	1,016,276
FNMA Series 2017-M5 Class A2 ±±	3.30	4-25-2029	70,000	74,778
FNMA Series 2018-M13 Class A2 ±±	3.82	9-25-2030	90,000	100,150
FNMA Series 2019-M7 Class A2	3.14	4-25-2029	225,000	239,279
GNMA	3.00	4-20-2045	7,387,674	7,636,095
GNMA	3.00	11-20-2045	548,658	567,154
GNMA	3.00	3-20-2046	5,176,945	5,350,404
GNMA	3.50	2-20-2045	14,155,187	14,801,863
GNMA	3.50	6-20-2045	2,280,550	2,384,292
GNMA	3.50	11-20-2045	2,639,081	2,759,091
GNMA	3.50	7-20-2047	740,153	767,415
GNMA	3.50	5-20-2048	221,348	228,884
GNMA	3.50	9-20-2049	3,484,111	3,608,190
GNMA	4.00	7-20-2044	2,511,149	2,671,582
GNMA	4.00	8-20-2044	1,233,789	1,312,300
GNMA	4.00	9-20-2044	2,505,354	2,664,367
GNMA	4.00	12-20-2047	4,811,455	5,040,662
GNMA	4.00	9-20-2049	3,380,612	3,513,257
TVA	2.88	2-1-2027	35,000	37,226
TVA	3.88	2-15-2021	360,000	369,139
TVA	4.63	9-15-2060	35,000	49,872
TVA	5.38	4-1-2056	10,000	15,795
TVA	5.50	6-15-2038	140,000	199,823
TVA	6.75	11-1-2025	120,000	152,982
Total Agency Securities (Cost $243,956,967)				246,615,288

2

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities : 0.61%
Bank of America Credit Card Trust Series 2018-A1 Class A1	2.70%	7-17-2023	$40,000	$40,404
Capital One Multi Asset Execution Trust Series 2017-A3 Class A3	2.43	1-15-2025	110,000	111,438
CarMax Auto Owner Trust Series 2016-3 Class A4	1.60	1-18-2022	17,000	16,949
CarMax Auto Owner Trust Series 2016-4 Class A4	1.60	6-15-2022	205,000	204,289
CarMax Auto Owner Trust Series 2017-2 Class A4	2.25	9-15-2022	195,000	195,604
CarMax Auto Owner Trust Series 2017-3 Class A4	2.22	11-15-2022	89,000	89,278
CarMax Auto Owner Trust Series 2018-3 Class D	3.91	1-15-2025	80,000	82,615
Chase Issuance Trust Series 2012-A7 Class A7	2.16	9-15-2024	205,000	206,821
Citibank Credit Card Issuance Trust Series 2014-A5 Class A5	2.68	6-7-2023	110,000	111,364
Citibank Credit Card Issuance Trust Series 2018-A3 Class A3	3.29	5-23-2025	180,000	187,832
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7	3.96	10-13-2030	130,000	146,004
Discover Card Execution Note Trust Series 2017-A2 Class A2	2.39	7-15-2024	335,000	338,684
Ford Credit Floorplan Master Owner Trust Series 2017-3 Class A	2.48	9-15-2024	50,000	50,554
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A	3.17	3-15-2025	100,000	103,118
Ford Credit Floorplan Master Owner Trust Series 2018-3 Class A1	3.52	10-15-2023	105,000	107,864
Ford Credit Floorplan Master Owner Trust Series 2019-2 Class A	3.06	4-15-2026	65,000	67,199
Nissan Auto Receivables Owner Trust Series 2017-A Class A4	2.11	5-15-2023	15,000	15,032
Nissan Auto Receivables Owner Trust Series 2017-C Class A4	2.28	2-15-2024	95,000	95,364
Nissan Auto Receivables Owner Trust Series 2018-B Class A4	3.16	12-16-2024	195,000	200,904
Santander Drive Auto Receivables Trust Series 2019-1 Class C	3.42	4-15-2025	140,000	142,541
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	175,000	175,729
Synchrony Credit Card Master Note Trust Series 2018-2 Class A	3.47	5-15-2026	105,000	110,112
Toyota Auto Receivables Owner Trust Series 2017-D Class A4	2.12	2-15-2023	155,000	155,489
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	237,000	236,934
World Omni Auto Receivables Trust Series 2016-B Class A4	1.48	11-15-2022	192,000	191,073
World Omni Auto Receivables Trust Series 2017-A Class A4	2.24	6-15-2023	210,000	210,737
World Omni Auto Receivables Trust Series 2017-B Class A4	2.25	10-16-2023	205,000	205,716
World Omni Auto Receivables Trust Series 2018-D Class A4	3.44	12-16-2024	28,000	29,037
World Omni Auto Receivables Trust Series 2019-A Class A3	2.94	5-16-2022	185,000	187,487
Total Asset-Backed Securities (Cost $3,980,421)				4,016,172

Municipal Obligations : 0.84%
California : 0.29%
Education Revenue : 0.07%
California Series B	3.90	11-1-2047	15,000	16,876
University of California Series AD	4.86	5-15-2112	70,000	90,097
University of California Series BD	3.35	7-1-2029	310,000	333,191
				440,164

GO Revenue : 0.12%
California Build America Bonds	5.70	11-1-2021	90,000	96,604
California Build America Bonds	7.55	4-1-2039	110,000	178,498
California Build America Bonds	7.60	11-1-2040	15,000	24,969
California Build America Bonds Taxable Various Purpose	7.50	4-1-2034	100,000	152,143
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	5,000	8,283
Los Angeles CA Unified School District Build America Bonds	5.75	7-1-2034	15,000	19,493
Los Angeles CA Unified School District Build America Bonds	5.76	7-1-2029	60,000	73,191
Los Angeles CA Unified School District Build America Bonds	6.76	7-1-2034	160,000	224,178
				777,359

3

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

	Interest rate	Maturity date	Principal	Value
Transportation Revenue : 0.06%
Bay Area CA Toll Authority Series 1	6.26%	4-1-2049	$100,000	$156,572
Bay Area CA Toll Authority Series 1	6.92	4-1-2040	15,000	22,576
Bay Area CA Toll Authority Series 1	7.04	4-1-2050	140,000	230,350
				409,498

Utilities Revenue : 0.04%
California DWR Series P	2.00	5-1-2022	55,000	55,292
Los Angeles CA DW&P Build America Bonds Series A	5.72	7-1-2039	100,000	137,777
Los Angeles CA DW&P Build America Bonds Series D	6.57	7-1-2045	55,000	86,078
				279,147

				1,906,168

Florida : 0.02%
Miscellaneous Revenue : 0.02%
Florida Board of Administrative Finance Series A	2.64	7-1-2021	150,000	151,806

Georgia : 0.00%
Utilities Revenue : 0.00%
Municipal Electric Authority of Georgia Build America Bonds	7.06	4-1-2057	10,000	13,843

Illinois : 0.12%
GO Revenue : 0.07%
Chicago IL Series B	5.43	1-1-2042	130,000	132,980
Chicago IL Series B	6.31	1-1-2044	50,000	56,055
Illinois Taxable Pension	5.10	6-1-2033	230,000	247,544
				436,579

Miscellaneous Revenue : 0.01%
Illinois Build America Bonds Series 3	6.73	4-1-2035	45,000	52,508

Tax Revenue : 0.04%
Chicago IL Transit Authority Series B	6.90	12-1-2040	210,000	289,260

				778,347

Kansas : 0.00%
Miscellaneous Revenue : 0.00%
Kansas Development Finance Authority Series H	4.93	4-15-2045	5,000	6,426

Massachusetts : 0.03%
GO Revenue : 0.03%
Massachusetts Build America Bonds Series A	4.91	5-1-2029	130,000	154,795
Massachusetts Build America Bonds Series D	4.50	8-1-2031	5,000	5,874
Massachusetts Build America Bonds Series E	4.20	12-1-2021	10,000	10,272
				170,941

				170,941

4

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey : 0.04%
Miscellaneous Revenue : 0.02%
New Jersey EDA Series A (National Insured)	7.43%	2-15-2029	$95,000	$120,069

Transportation Revenue : 0.02%
New Jersey Turnpike Authority Build America Bonds Series A	7.10	1-1-2041	70,000	109,306

				229,375

New York : 0.17%
Airport Revenue : 0.05%
Port Authority of New York & New Jersey Consolidated Bonds	4.23	10-15-2057	100,000	120,274
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	190,000	236,858
				357,132

Tax Revenue : 0.07%
New York Metropolitan Transportation Authority Dedicated Tax Fund Build America Bonds	7.34	11-15-2039	220,000	346,529
New York NY Transitional Finance Authority Build America Bonds Subseries C-2	5.77	8-1-2036	100,000	126,253
				472,782

Water & Sewer Revenue : 0.05%
New York NY Municipal Water Finance Authority	5.44	6-15-2043	10,000	13,994
New York NY Municipal Water Finance Authority Series CC	5.88	6-15-2044	190,000	282,484
				296,478

				1,126,392

Ohio : 0.04%
Education Revenue : 0.00%
Ohio State University Build America Bonds	4.91	6-1-2040	5,000	6,544

Utilities Revenue : 0.04%
American Municipal Power Ohio Incorporated Build America Bonds	5.94	2-15-2047	150,000	212,718
American Municipal Power Ohio Incorporated Build America Bonds Series E	6.27	2-15-2050	10,000	13,652
				226,370

				232,914

Oregon : 0.03%
Tax Revenue : 0.03%
Oregon	5.76	6-1-2023	135,237	145,745
Oregon Department of Transportation Build America Bonds Series A	5.83	11-15-2034	50,000	65,904
				211,649

				211,649

5

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

	Interest rate	Maturity date	Principal	Value
Pennsylvania : 0.00%
Transportation Revenue : 0.00%
Pennsylvania Turnpike Comission Series B	5.51%	12-1-2045	$5,000	$6,784

Texas : 0.09%
Miscellaneous Revenue : 0.06%
Texas Build America Bonds	5.52	4-1-2039	290,000	398,498

Utilities Revenue : 0.03%
San Antonio TX	4.43	2-1-2042	140,000	166,806

				565,304

Wisconsin : 0.01%
Tax Revenue : 0.01%
Wisconsin General Fund Annual Appropriations Series C	3.15	5-1-2027	80,000	83,585

Total Municipal Obligations (Cost $5,154,391)				5,483,534

Non-Agency Mortgage-Backed Securities : 1.71%
Benchmark Mortgage Trust Series 2018-B1 Class A2	3.57	1-15-2051	480,000	497,455
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	25,000	26,600
Benchmark Mortgage Trust Series 2018-B6 Class A4	4.26	10-10-2051	135,000	152,809
CenterPoint Energy Transition Restoration Bond Company LLC	4.24	8-15-2023	91,580	94,329
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	21,681
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	55,000	57,171
Citigroup Commercial Mortgage Trust Series 2016 GC37 Class B	4.23	4-10-2049	535,000	571,753
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.62	2-10-2049	680,000	727,556
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±±	4.91	2-10-2049	40,000	43,738
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C ±±	4.91	2-10-2049	95,000	101,074
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4	2.90	7-10-2049	135,000	139,070
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	141,000	141,288
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4	4.41	11-10-2051	520,000	593,092
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	53,783	54,435
Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR2 Class ASB	2.75	8-15-2045	34,444	34,539
Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	162,635	165,423
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	60,000	61,604
Commercial Mortgage Trust Series 2014 UBS5 Class C ±±	4.77	9-10-2047	195,000	202,556
Commercial Mortgage Trust Series 2014-UBS6 Class C ±±	4.60	12-10-2047	60,000	61,560
Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	60,000	62,618
Commercial Mortgage Trust Series 2016-COR1 Class C ±±	4.53	10-10-2049	65,000	67,916
Commercial Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	215,000	230,959
Goldman Sachs Mortgage Securities Trust Series 2012-GC6 Class A3	3.48	1-10-2045	722,272	736,697
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9 Class AS	3.12	11-10-2045	40,000	40,657
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	265,000	282,986
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class B ±±	4.89	1-10-2047	80,000	83,889

6

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Goldman Sachs Mortgage Securities Trust Series 2017-GS5 Class A3	3.41%	3-10-2050	$600,000	$636,595
Goldman Sachs Mortgage Securities Trust Series 2018-GS10 Class AAB ±±	4.11	7-10-2051	1,675,000	1,836,330
Goldman Sachs Mortgage Securities Trust Series 2018-GS9 Class A4 ±±	3.99	3-10-2051	140,000	155,040
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A4	4.10	11-15-2045	16,442	17,394
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C29 Class A4	3.61	5-15-2048	200,000	212,244
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C30 Class A5	3.82	7-15-2048	1,450,000	1,557,752
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C31 Class A3	3.80	8-15-2048	195,000	209,423
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	7,874	7,874
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4	3.18	8-15-2045	60,000	61,414
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class AS ±±	4.50	8-15-2046	360,000	381,942
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8 Class A4	3.13	12-15-2048	50,000	51,339
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	62,901
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class B ±±	3.88	4-15-2048	285,000	293,880
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 Class A4	3.73	5-15-2048	400,000	428,645

Total Non-Agency Mortgage-Backed Securities (Cost $10,915,905)				11,166,228

U.S. Treasury Securities : 52.22%
U.S. Treasury Bond	2.13	9-30-2024	3,270,000	3,342,042
U.S. Treasury Bond	2.13	11-30-2024	2,565,000	2,622,913
U.S. Treasury Bond	2.25	8-15-2049	370,000	373,252
U.S. Treasury Bond	2.38	11-15-2049	1,040,000	1,077,903
U.S. Treasury Bond	2.50	2-15-2046	100,000	105,785
U.S. Treasury Bond	2.50	5-15-2046	1,415,000	1,497,413
U.S. Treasury Bond	2.75	8-15-2042	6,035,000	6,648,401
U.S. Treasury Bond	2.75	11-15-2042	2,090,000	2,303,082
U.S. Treasury Bond	2.75	8-15-2047	2,990,000	3,324,273
U.S. Treasury Bond	2.75	11-15-2047	1,110,000	1,234,788
U.S. Treasury Bond	2.88	5-15-2028	2,295,000	2,496,530
U.S. Treasury Bond	2.88	5-15-2043	5,955,000	6,700,771
U.S. Treasury Bond	3.00	5-15-2042	2,265,000	2,596,345
U.S. Treasury Bond	3.00	11-15-2044	585,000	674,784
U.S. Treasury Bond	3.00	5-15-2045	105,000	121,423
U.S. Treasury Bond	3.00	11-15-2045	55,000	63,740
U.S. Treasury Bond	3.00	2-15-2047	70,000	81,504
U.S. Treasury Bond	3.00	5-15-2047	20,761,000	24,171,948
U.S. Treasury Bond	3.00	2-15-2048	435,000	507,132
U.S. Treasury Bond	3.00	8-15-2048	1,645,000	1,920,923
U.S. Treasury Bond	3.00	2-15-2049	185,000	216,428
U.S. Treasury Bond	3.13	11-15-2041	1,105,000	1,290,303
U.S. Treasury Bond	3.13	2-15-2042	370,000	432,394
U.S. Treasury Bond	3.13	2-15-2043	2,010,000	2,353,349
U.S. Treasury Bond	3.13	5-15-2048	1,475,000	1,759,917
U.S. Treasury Bond	3.38	5-15-2044	20,000	24,463
U.S. Treasury Bond	3.50	2-15-2039	395,000	485,588
U.S. Treasury Bond	3.63	8-15-2043	110,000	139,262
U.S. Treasury Bond	3.63	2-15-2044	35,000	44,419
U.S. Treasury Bond	3.75	8-15-2041	780,000	995,963
U.S. Treasury Bond	4.25	11-15-2040	480,000	652,875

7

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	4.75%	2-15-2041	$120,000	$173,911
U.S. Treasury Bond	5.00	5-15-2037	1,574,000	2,280,394
U.S. Treasury Bond	5.25	11-15-2028	1,625,000	2,092,568
U.S. Treasury Bond	5.25	2-15-2029	760,000	984,527
U.S. Treasury Bond	5.38	2-15-2031	2,472,000	3,367,134
U.S. Treasury Bond	5.50	8-15-2028	430,000	559,269
U.S. Treasury Bond	6.13	11-15-2027	2,285,000	3,029,767
U.S. Treasury Bond	6.13	8-15-2029	10,000	13,878
U.S. Treasury Bond	6.25	5-15-2030	905,000	1,289,766
U.S. Treasury Bond	6.38	8-15-2027	130,000	173,408
U.S. Treasury Bond	6.88	8-15-2025	335,000	429,337
U.S. Treasury Note	1.13	2-28-2021	1,855,000	1,841,812
U.S. Treasury Note	1.13	6-30-2021	2,555,000	2,532,943
U.S. Treasury Note	1.13	8-31-2021	3,585,000	3,550,830
U.S. Treasury Note	1.13	9-30-2021	1,610,000	1,594,403
U.S. Treasury Note	1.25	3-31-2021	885,000	879,814
U.S. Treasury Note	1.25	10-31-2021	2,820,000	2,797,969
U.S. Treasury Note	1.25	7-31-2023	3,255,000	3,212,278
U.S. Treasury Note	1.38	1-31-2021	1,750,000	1,743,301
U.S. Treasury Note	1.38	4-30-2021	1,560,000	1,553,358
U.S. Treasury Note	1.38	5-31-2021	3,425,000	3,408,945
U.S. Treasury Note	1.38	6-30-2023	4,245,000	4,209,846
U.S. Treasury Note	1.38	8-31-2023	435,000	431,194
U.S. Treasury Note	1.38	9-30-2023	6,135,000	6,079,162
U.S. Treasury Note	1.38	8-31-2026	3,520,000	3,441,350
U.S. Treasury Note	1.50	1-31-2022	3,290,000	3,280,747
U.S. Treasury Note	1.50	2-28-2023	3,560,000	3,546,928
U.S. Treasury Note	1.50	3-31-2023	6,085,000	6,062,657
U.S. Treasury Note	1.50	10-31-2024	3,475,000	3,451,924
U.S. Treasury Note	1.50	8-15-2026	3,560,000	3,509,242
U.S. Treasury Note	1.63	8-15-2022	175,000	175,062
U.S. Treasury Note	1.63	11-15-2022	5,455,000	5,456,705
U.S. Treasury Note	1.63	4-30-2023	280,000	280,033
U.S. Treasury Note	1.63	5-31-2023	3,090,000	3,090,604
U.S. Treasury Note	1.63	10-31-2023	6,080,000	6,080,950
U.S. Treasury Note	1.63	2-15-2026	6,240,000	6,208,556
U.S. Treasury Note	1.63	5-15-2026	625,000	621,582
U.S. Treasury Note	1.63	10-31-2026	915,000	908,602
U.S. Treasury Note	1.63	8-15-2029	1,320,000	1,300,458
U.S. Treasury Note	1.75	12-31-2020	10,000	10,003
U.S. Treasury Note	1.75	11-30-2021	1,975,000	1,979,012
U.S. Treasury Note	1.75	2-28-2022	1,030,000	1,032,575
U.S. Treasury Note	1.75	3-31-2022	2,585,000	2,593,280
U.S. Treasury Note	1.75	4-30-2022	2,465,000	2,472,896
U.S. Treasury Note	1.75	5-15-2022	3,030,000	3,040,061
U.S. Treasury Note	1.75	6-15-2022	3,520,000	3,532,925
U.S. Treasury Note	1.75	6-30-2022	12,505,000	12,550,428
U.S. Treasury Note	1.75	9-30-2022	10,000	10,038
U.S. Treasury Note	1.75	5-15-2023	410,000	411,682
U.S. Treasury Note	1.75	6-30-2024	3,510,000	3,527,002
U.S. Treasury Note	1.75	11-15-2029	830,000	827,860
U.S. Treasury Note	1.88	11-30-2021	3,550,000	3,565,947
U.S. Treasury Note	1.88	1-31-2022	2,805,000	2,818,696
U.S. Treasury Note	1.88	2-28-2022	345,000	346,792
U.S. Treasury Note	1.88	7-31-2022	1,865,000	1,877,385
U.S. Treasury Note	1.88	8-31-2024	3,290,000	3,325,213
U.S. Treasury Note	2.00	1-15-2021	2,310,000	2,317,489
U.S. Treasury Note	2.00	2-28-2021	1,330,000	1,334,728
U.S. Treasury Note	2.00	5-31-2021	5,890,000	5,916,689
U.S. Treasury Note	2.00	10-31-2021	1,160,000	1,167,522
U.S. Treasury Note	2.00	10-31-2022	1,990,000	2,011,766
U.S. Treasury Note	2.00	2-15-2023	30,000	30,356
U.S. Treasury Note	2.00	6-30-2024	9,501,000	9,650,195
U.S. Treasury Note	2.00	2-15-2025	340,000	345,711
U.S. Treasury Note	2.00	8-15-2025	1,200,000	1,220,297

8

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.13%	9-30-2021	$3,355,000	$3,382,390
U.S. Treasury Note	2.13	12-31-2022	1,700,000	1,726,031
U.S. Treasury Note	2.13	11-30-2023	750,000	764,326
U.S. Treasury Note	2.13	7-31-2024	10,000	10,215
U.S. Treasury Note	2.13	5-15-2025	3,205,000	3,279,241
U.S. Treasury Note	2.25	3-31-2021	5,810,000	5,851,759
U.S. Treasury Note	2.25	4-30-2021	5,825,000	5,869,370
U.S. Treasury Note	2.25	7-31-2021	5,580,000	5,631,659
U.S. Treasury Note	2.25	12-31-2023	3,340,000	3,421,543
U.S. Treasury Note	2.25	10-31-2024	2,035,000	2,093,109
U.S. Treasury Note	2.25	11-15-2024	4,275,000	4,396,570
U.S. Treasury Note	2.25	12-31-2024	1,485,000	1,527,752
U.S. Treasury Note	2.25	11-15-2025	3,010,000	3,103,122
U.S. Treasury Note	2.25	3-31-2026	3,200,000	3,302,875
U.S. Treasury Note	2.25	2-15-2027	400,000	414,125
U.S. Treasury Note	2.25	11-15-2027	20,000	20,752
U.S. Treasury Note	2.38	4-15-2021	30,000	30,273
U.S. Treasury Note	2.38	8-15-2024	490,000	506,155
U.S. Treasury Note	2.38	5-15-2027	7,413,000	7,746,875
U.S. Treasury Note	2.38	5-15-2029	690,000	725,282
U.S. Treasury Note	2.50	2-28-2021	3,510,000	3,543,866
U.S. Treasury Note	2.50	1-15-2022	3,175,000	3,231,555
U.S. Treasury Note	2.50	8-15-2023	5,540,000	5,713,125
U.S. Treasury Note	2.50	1-31-2025	1,670,000	1,739,083
U.S. Treasury Note	2.50	2-28-2026	3,165,000	3,312,494
U.S. Treasury Note	2.63	1-31-2026	2,230,000	2,349,253
U.S. Treasury Note	2.63	2-15-2029	3,070,000	3,290,656
U.S. Treasury Note	2.75	5-31-2023	1,895,000	1,967,173
U.S. Treasury Note	2.75	11-15-2023	2,040,000	2,126,700
U.S. Treasury Note	2.75	2-28-2025	1,410,000	1,486,944
U.S. Treasury Note	2.75	6-30-2025	1,270,000	1,342,033
U.S. Treasury Note	2.75	2-15-2028	2,685,000	2,889,941
U.S. Treasury Note	2.88	11-30-2025	3,225,000	3,440,168
U.S. Treasury Note	2.88	8-15-2028	3,080,000	3,355,275
U.S. Treasury Note	3.13	5-15-2021	2,430,000	2,480,119
U.S. Treasury Note	3.13	11-15-2028	1,855,000	2,062,528
U.S. Treasury Note	3.63	2-15-2021	695,000	710,855
U.S. Treasury Note	6.00	2-15-2026	450,000	563,572
U.S. Treasury Note	6.50	11-15-2026	1,995,000	2,619,529
U.S. Treasury Note	7.25	8-15-2022	1,740,000	1,997,602
U.S. Treasury Note	7.50	11-15-2024	695,000	887,564
U.S. Treasury Note	8.00	11-15-2021	760,000	851,675
U.S. Treasury Note	8.13	5-15-2021	2,490,000	2,721,103
Total U.S. Treasury Securities (Cost $330,935,253)				342,307,912

Yankee Corporate Bonds and Notes : 3.29%
Energy : 0.49%
Oil, Gas & Consumable Fuels : 0.49%
CNOOC Petroleum North America ULC	7.50	7-30-2039	60,000	95,090
Ecopetrol SA	5.88	9-18-2023	430,000	473,538
Equinor ASA	2.90	11-8-2020	110,000	111,035
Equinor ASA	4.80	11-8-2043	200,000	254,017
Petroleos Mexicanos Company	4.50	1-23-2026	140,000	136,669
Petroleos Mexicanos Company	5.50	6-27-2044	1,070,000	943,205
Petroleos Mexicanos Company	6.38	2-4-2021	430,000	445,222
Petroleos Mexicanos Company	6.50	3-13-2027	250,000	260,901
Petroleos Mexicanos Company	6.50	6-2-2041	110,000	107,426
Petroleos Mexicanos Company	6.63	6-15-2038	120,000	116,850

9

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos Company 144A	7.69%	1-23-2050	$250,000	$267,913
				3,211,866

Financials : 2.80%
Banks : 2.69%
African Development Bank	2.63	3-22-2021	380,000	384,120
Asian Development Bank	1.75	9-19-2029	160,000	158,355
Asian Development Bank	2.00	2-16-2022	760,000	765,145
Asian Development Bank	2.00	4-24-2026	60,000	60,711
Asian Development Bank	2.63	1-12-2027	630,000	663,959
Asian Development Bank	5.82	6-16-2028	10,000	12,863
Asian Development Bank	6.22	8-15-2027	80,000	101,919
Corporación Andina de Fomento	2.13	9-27-2021	10,000	9,954
Corporación Andina de Fomento	3.75	11-23-2023	130,000	136,310
Corporación Andina de Fomento	4.38	6-15-2022	120,000	125,857
European Bank for Reconstruction & Development	2.13	3-7-2022	370,000	373,348
European Investment Bank	1.63	12-15-2020	280,000	279,585
European Investment Bank	1.88	2-10-2025	110,000	111,100
European Investment Bank	2.00	3-15-2021	670,000	672,188
European Investment Bank	2.00	12-15-2022	390,000	393,563
European Investment Bank	2.13	10-15-2021	420,000	423,128
European Investment Bank	2.50	3-15-2023	200,000	205,208
European Investment Bank	2.88	8-15-2023	660,000	688,689
European Investment Bank	3.25	1-29-2024	270,000	286,589
FMS Wertmanagement	2.00	8-1-2022	260,000	262,031
Inter-American Development Bank	1.75	4-14-2022	580,000	580,671
Inter-American Development Bank	1.75	9-14-2022	250,000	250,430
Inter-American Development Bank	1.88	7-23-2021	300,000	300,806
Inter-American Development Bank	2.00	6-2-2026	260,000	263,168
Inter-American Development Bank	2.13	1-18-2022	60,000	60,529
Inter-American Development Bank	2.13	1-15-2025	150,000	152,720
Inter-American Development Bank	2.25	6-18-2029	110,000	113,725
Inter-American Development Bank	2.38	7-7-2027	220,000	228,292
International Bank for Reconstruction & Development	1.38	5-24-2021	890,000	885,873
International Bank for Reconstruction & Development	1.50	8-28-2024	400,000	395,892
International Bank for Reconstruction & Development	1.88	10-7-2022	540,000	542,997
International Bank for Reconstruction & Development	1.88	6-19-2023	470,000	472,873
International Bank for Reconstruction & Development	2.00	1-26-2022	240,000	241,537
International Bank for Reconstruction & Development	2.13	11-1-2020	60,000	60,169
International Bank for Reconstruction & Development	2.50	3-19-2024	480,000	495,469
International Bank for Reconstruction & Development	2.50	7-29-2025	20,000	20,822
International Finance Corporation	2.13	4-7-2026	400,000	407,734
KfW ¤	0.00	4-18-2036	340,000	236,573
KfW ¤	0.00	6-29-2037	50,000	34,017
KfW	1.50	6-15-2021	390,000	388,780
KfW	2.00	11-30-2021	250,000	251,530
KfW	2.00	5-2-2025	40,000	40,578
KfW	2.13	3-7-2022	980,000	989,716
KfW	2.13	6-15-2022	130,000	131,451
KfW	2.13	1-17-2023	870,000	881,735
KfW	2.38	3-24-2021	490,000	494,225
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	9,979
Landwirtschaftliche Rentenbank	2.25	10-1-2021	520,000	525,075
Nordic Investment Bank	1.25	8-2-2021	400,000	396,836
Oesterreichische Kontrollbank AG	2.88	3-13-2023	260,000	269,616
Swedish Export Credit ¤	0.00	5-11-2037	65,000	39,518
Swedish Export Credit	1.63	9-12-2021	1,090,000	1,088,308
Swedish Export Credit	3.13	11-8-2021	260,000	266,711
				17,632,977

10

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance : 0.11%
CNOOC Finance 2013 Limited	2.88%	9-30-2029	$730,000	$729,861

Total Yankee Corporate Bonds and Notes (Cost $21,292,831)				21,574,704

Yankee Government Bonds : 2.10%
Canada	2.00	11-15-2022	60,000	60,545
Export Development Canada	2.00	11-30-2020	170,000	170,168
Export Development Canada	2.63	2-21-2024	430,000	445,584
Export-Import Bank of Korea	2.88	1-21-2025	400,000	413,084
Hydro-Quebec	9.40	2-1-2021	535,000	580,531
Italy	5.38	6-15-2033	80,000	94,161
Italy	6.88	9-27-2023	100,000	114,771
Japan Bank for International Cooperation	1.88	4-20-2021	910,000	909,613
Japan Bank for International Cooperation	2.75	11-16-2027	360,000	376,615
Korea Development Bank	2.50	1-13-2021	230,000	231,106
Oriental Republic of Uruguay	4.98	4-20-2055	100,000	117,550
Oriental Republic of Uruguay	5.10	6-18-2050	385,000	459,690
Province of Alberta	2.20	7-26-2022	250,000	252,325
Province of British Columbia	7.25	9-1-2036	100,000	162,483
Province of British Columbia	2.00	10-23-2022	15,000	15,109
Province of Manitoba	2.10	9-6-2022	120,000	120,876
Province of Ontario	2.00	10-2-2029	90,000	89,303
Province of Ontario	2.20	10-3-2022	120,000	121,274
Province of Ontario	2.30	6-15-2026	70,000	71,310
Province of Ontario	2.50	4-27-2026	300,000	309,312
Province of Ontario	3.20	5-16-2024	5,000	5,288
Province of Ontario	3.40	10-17-2023	380,000	402,310
Province of Quebec	2.50	4-20-2026	75,000	77,387
Province of Quebec	2.63	2-13-2023	60,000	61,561
Province of Quebec	7.50	7-15-2023	80,000	95,302
Republic of Chile	3.50	1-25-2050	305,000	320,711
Republic of Colombia	3.88	4-25-2027	460,000	483,000
Republic of Colombia	6.13	1-18-2041	225,000	286,538
Republic of Colombia	7.38	9-18-2037	140,000	196,350
Republic of Colombia	8.13	5-21-2024	155,000	189,488
Republic of Hungary	5.38	3-25-2024	215,000	241,978
Republic of Hungary	6.38	3-29-2021	30,000	31,713
Republic of Hungary	7.63	3-29-2041	112,000	182,560
Republic of Indonesia	2.95	1-11-2023	200,000	202,924
Republic of Indonesia	4.35	1-11-2048	205,000	225,192
Republic of Korea	3.88	9-11-2023	210,000	224,463
Republic of Panama	8.88	9-30-2027	135,000	192,537
Republic of Panama	9.38	4-1-2029	360,000	549,900
Republic of Peru	5.63	11-18-2050	365,000	532,535
Republic of Philippines	5.50	3-30-2026	705,000	835,346
Republic of Philippines	6.38	10-23-2034	185,000	261,557
Republic of Poland	3.00	3-17-2023	375,000	386,250
Republic of Poland	3.25	4-6-2026	10,000	10,621
Republic of Poland	5.13	4-21-2021	10,000	10,424
State of Israel	4.00	6-30-2022	365,000	383,133
State of Israel	5.50	12-4-2023	240,000	274,213
State of Israel	5.50	9-18-2033	6,000	8,326
United Mexican States	4.00	10-2-2023	10,000	10,557
United Mexican States	4.13	1-21-2026	150,000	159,675
United Mexican States	4.15	3-28-2027	205,000	218,325
United Mexican States	4.35	1-15-2047	225,000	232,754
United Mexican States	4.75	3-8-2044	100,000	109,000
United Mexican States	5.55	1-21-2045	180,000	218,538
United Mexican States	5.75	10-12-2099	21,000	24,434
United Mexican States	6.05	1-11-2040	170,000	218,450
United Mexican States	7.50	4-8-2033	510,000	718,590

11

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

		Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
United Mexican States		8.30%	8-15-2031	$60,000	$88,650
Total Yankee Government Bonds (Cost $13,154,935)					13,785,990

		Yield		Shares
Short-Term Investments : 2.00%
Investment Companies : 2.00%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.56		13,079,773	13,079,773

Total Short-Term Investments (Cost $13,079,773)					13,079,773

Total investments in securities (Cost $642,470,476)	100.39%				658,029,601
Other assets and liabilities, net	(0.39)				(2,538,601)

Total net assets	100.00%				$655,491,000

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

DW&P	Department of Water & Power
DWR	Department of Water Resources
EDA	Economic Development Authority
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
National	National Public Finance Guarantee Corporation
TVA	Tennessee Valley Authority

12

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	6,855,231	165,256,220	159,031,678	13,079,773	$13,079,773	2.00%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$246,615,288	$0	$246,615,288
Asset-backed securities	0	4,016,172	0	4,016,172
Municipal obligations	0	5,483,534	0	5,483,534
Non-agency mortgage-backed securities	0	11,166,228	0	11,166,228
U.S. Treasury securities	342,307,912	0	0	342,307,912
Yankee corporate bonds and notes	0	21,574,704	0	21,574,704
Yankee government bonds	0	13,785,990	0	13,785,990
Short-term investments
Investment companies	13,079,773	0	0	13,079,773

Total assets	$355,387,685	$302,641,916	$0	$658,029,601

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the nine months ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Bond Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 14.26%
Azerbaijan : 0.49%
State Oil Company of the Azerbaijan Republic (Energy, Oil, Gas & Consumable Fuels)	4.75%	3-13-2023	$200,000	$209,460

Bahrain : 0.53%
Oil & Gas Holding Company (Energy, Oil, Gas & Consumable Fuels)	7.63	11-7-2024	200,000	229,000

Chile : 1.76%
Codelco Incorporated (Materials, Metals & Mining)	4.25	7-17-2042	250,000	263,493
Codelco Incorporated (Materials, Metals & Mining)	4.88	11-4-2044	250,000	288,669
Empresa Nacional del Petroleo (Energy, Oil, Gas & Consumable Fuels)	3.75	8-5-2026	200,000	201,712
				753,874

China : 1.41%
CCTI 2017 Limited (Financials, Capital Markets)	3.63	8-8-2022	200,000	198,574
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, Gas & Consumable Fuels)	3.00	4-12-2022	200,000	202,172
State Grid Overseas Investment (2016) Limited (Utilities, Electric Utilities)	2.88	5-18-2026	200,000	203,077
				603,823

Hong Kong : 0.49%
CNAC Hong Kong Finbridge Company Limited (Materials, Chemicals)	4.63	3-14-2023	200,000	210,407

Indonesia : 0.54%
PT Pertamina Persero Tbk (Energy, Oil, Gas & Consumable Fuels)	5.63	5-20-2043	200,000	229,996

Kazakhstan : 1.71%
KazMunayGas National Company JSC (Energy, Oil, Gas & Consumable Fuels)	5.75	4-19-2047	450,000	527,157
KaztransGas Company JSC (Energy, Oil, Gas & Consumable Fuels)	4.38	9-26-2027	200,000	209,500
				736,657

Malaysia : 0.85%
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels)	4.50	3-18-2045	300,000	366,019

Mexico : 2.56%
Comision Federal de Electricidad (Utilities, Electric Utilities)	5.75	2-14-2042	200,000	217,250
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	4.88	1-24-2022	450,000	466,200
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	5.63	1-23-2046	250,000	220,938
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	6.75	9-21-2047	200,000	196,596
				1,100,984

Netherlands : 0.62%
MDC-GMTN BV (Financials, Diversified Financial Services)	3.75	4-19-2029	250,000	267,510

Oman : 0.44%
Lamar Funding Limited (Utilities, Electric Utilities)	3.96	5-7-2025	200,000	188,504

1

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Emerging Markets Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Peru : 0.51%
Corporacion Financiera de Desarollo SA (Financials, Diversified Financial Services)	4.75%	7-15-2025	$200,000	$218,002

Saudi Arabia : 0.98%
KSA Sukuk Limited (Financials, Diversified Financial Services)	2.89	4-20-2022	200,000	203,016
Saudi Arabian Oil Company (Energy, Oil, Gas & Consumable Fuels)	4.38	4-16-2049	200,000	218,728
				421,744

South Africa : 0.64%
Eskom Holdings SOC Limited (Utilities, Electric Utilities)	5.75	1-26-2021	275,000	274,243

United Arab Emirates : 0.53%
Abu Dhabi Crude Oil Pipeline LLC (Energy, Oil, Gas & Consumable Fuels)	4.60	11-2-2047	200,000	228,540

Venezuela : 0.20%
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) †	5.38	4-12-2027	350,000	26,250
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) †	5.38	4-12-2027	200,000	15,000
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) †	5.50	4-12-2037	200,000	14,500
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) †	9.00	11-17-2021	400,000	30,000
				85,750

Total Yankee Corporate Bonds and Notes (Cost $6,132,822)				6,124,513

Yankee Government Bonds : 83.53%
Abu Dhabi Government International Bond	2.50	10-11-2022	400,000	404,304
Abu Dhabi Government International Bond	3.13	10-11-2027	200,000	209,436
Abu Dhabi Government International Bond	3.13	9-30-2049	200,000	194,840
Arab Republic of Egypt	5.58	2-21-2023	200,000	207,000
Arab Republic of Egypt	6.13	1-31-2022	200,000	207,052
Arab Republic of Egypt	8.50	1-31-2047	250,000	264,325
Arab Republic of Egypt	8.70	3-1-2049	200,000	214,768
China Development Bank	4.00	1-24-2037	350,000	396,939
Dominican Republic	5.95	1-25-2027	800,000	866,720
Dominican Republic	6.00	7-19-2028	200,000	218,252
Export Credit Bank of Turkey	5.00	9-23-2021	200,000	202,000
Export-Import Bank of China	2.00	4-26-2021	450,000	448,231
Export-Import Bank of India	4.00	1-14-2023	250,000	259,174
Federation of Malaysia	3.18	4-27-2026	400,000	416,035
Federative Republic of Brazil	4.63	1-13-2028	600,000	638,400
Federative Republic of Brazil	5.63	1-7-2041	450,000	494,438
Government of Jamaica	7.88	7-28-2045	300,000	392,130
Islamic Republic of Pakistan	8.25	4-15-2024	350,000	383,355
Kingdom of Bahrain	6.75	9-20-2029	200,000	227,000
Kingdom of Bahrain	7.00	10-12-2028	400,000	460,000
Kingdom of Jordan	5.75	1-31-2027	300,000	310,875
Kingdom of Morocco	4.25	12-11-2022	200,000	209,674
Kuwait Government International Bond	3.50	3-20-2027	200,000	214,250
Lebanese Republic	6.60	11-27-2026	300,000	135,000
Lebanese Republic	7.05	11-2-2035	200,000	89,900
Lebanese Republic	8.25	4-12-2021	350,000	194,117
Mongolia Government	5.63	5-1-2023	250,000	256,294
Oman Government International Bond	3.88	3-8-2022	300,000	300,884
Oman Government International Bond	4.40	6-1-2024	250,000	251,949
Oman Government International Bond	6.50	3-8-2047	400,000	373,500
Oriental Republic of Uruguay	4.50	8-14-2024	250,000	269,000

2

Wells Fargo Emerging Markets Bond Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
Oriental Republic of Uruguay	5.10%	6-18-2050	$450,000	$537,300
Oriental Republic of Uruguay	7.88	1-15-2033	125,000	184,533
Perusahaan Penerbit SBSN Indonesia III	4.55	3-29-2026	500,000	544,345
Republic of Angola	8.25	5-9-2028	400,000	408,064
Republic of Argentina	4.63	1-11-2023	100,000	40,550
Republic of Argentina	5.63	1-26-2022	350,000	151,725
Republic of Argentina	7.50	4-22-2026	600,000	260,250
Republic of Argentina	7.63	4-22-2046	250,000	105,750
Republic of Azerbaijan	3.50	9-1-2032	200,000	197,200
Republic of Belarus	7.63	6-29-2027	200,000	227,384
Republic of Chile	3.13	1-21-2026	200,000	208,000
Republic of Chile	3.86	6-21-2047	150,000	167,490
Republic of Colombia	3.88	4-25-2027	543,000	570,150
Republic of Colombia	5.00	6-15-2045	286,000	326,755
Republic of Colombia	7.38	9-18-2037	250,000	350,625
Republic of Costa Rica	7.00	4-4-2044	350,000	349,125
Republic of Cote D’Ivoire	6.13	6-15-2033	200,000	195,848
Republic of Croatia	6.38	3-24-2021	250,000	263,500
Republic of Ecuador	7.95	6-20-2024	350,000	287,438
Republic of Ecuador	7.95	6-20-2024	200,000	164,250
Republic of Ecuador	9.63	6-2-2027	300,000	246,000
Republic of El Salvador	7.65	6-15-2035	347,000	375,628
Republic of Gabon	6.38	12-12-2024	150,000	149,446
Republic of Ghana	7.63	5-16-2029	300,000	297,288
Republic of Ghana	8.63	6-16-2049	200,000	192,524
Republic of Guatemala	4.38	6-5-2027	400,000	407,500
Republic of Honduras	6.25	1-19-2027	150,000	160,875
Republic of Hungary	5.38	2-21-2023	270,000	295,450
Republic of Hungary	5.38	3-25-2024	400,000	450,192
Republic of Indonesia	4.10	4-24-2028	300,000	323,538
Republic of Indonesia	4.63	4-15-2043	200,000	222,620
Republic of Indonesia	4.88	5-5-2021	200,000	207,516
Republic of Indonesia	5.13	1-15-2045	200,000	236,934
Republic of Indonesia	7.75	1-17-2038	25,000	37,242
Republic of Iraq	5.80	1-15-2028	250,000	241,183
Republic of Kazakhstan	4.88	10-14-2044	300,000	362,726
Republic of Kenya	6.88	6-24-2024	200,000	213,148
Republic of Kenya	8.25	2-28-2048	200,000	204,592
Republic of Lithuania	6.63	2-1-2022	250,000	274,125
Republic of Nigeria	6.38	7-12-2023	350,000	369,352
Republic of Nigeria	7.63	11-28-2047	200,000	188,600
Republic of Nigeria	7.88	2-16-2032	300,000	304,890
Republic of Panama	4.00	9-22-2024	563,000	601,853
Republic of Panama	4.50	5-15-2047	350,000	413,000
Republic of Paraguay	5.00	4-15-2026	250,000	274,625
Republic of Peru	4.13	8-25-2027	200,000	223,500
Republic of Peru	6.55	3-14-2037	365,000	532,535
Republic of Peru	7.35	7-21-2025	100,000	126,200
Republic of Peru	8.75	11-21-2033	25,000	41,125
Republic of Philippines	3.70	2-2-2042	200,000	225,662
Republic of Philippines	4.00	1-15-2021	200,000	204,382
Republic of Philippines	5.50	3-30-2026	379,000	449,072
Republic of Philippines	6.38	1-15-2032	300,000	406,530
Republic of Poland	3.25	4-6-2026	400,000	424,840
Republic of Poland	5.13	4-21-2021	225,000	234,548
Republic of Senegal	6.25	5-23-2033	250,000	256,292
Republic of Serbia	7.25	9-28-2021	200,000	218,029
Republic of South Africa	4.85	9-30-2029	600,000	592,788
Republic of South Africa	6.25	3-8-2041	200,000	213,590
Republic of Sri Lanka	5.75	1-18-2022	250,000	247,751
Republic of Sri Lanka	6.35	6-28-2024	400,000	391,624
Republic of Sri Lanka	6.75	4-18-2028	300,000	273,766
Republic of Turkey	5.63	3-30-2021	361,000	370,732

3

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Emerging Markets Bond Portfolio

		Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
Republic of Turkey		6.63%	2-17-2045	$600,000	$570,000
Republic of Turkey		8.00	2-14-2034	200,000	222,840
Republic of Uzbekistan		4.75	2-20-2024	200,000	209,905
Republic of Venezuela †		6.00	12-9-2020	225,000	25,313
Republic of Venezuela †		7.00	3-31-2038	200,000	22,500
Republic of Venezuela †		9.00	5-7-2023	1,010,000	113,625
Republic of Zambia		8.50	4-14-2024	200,000	128,796
Romania		4.38	8-22-2023	250,000	265,400
Romania		4.88	1-22-2024	250,000	273,025
Russian Federation		4.38	3-21-2029	200,000	220,020
Russian Federation		4.50	4-4-2022	200,000	210,599
Russian Federation		4.88	9-16-2023	200,000	219,260
Russian Federation		5.10	3-28-2035	200,000	235,512
Russian Federation		7.50	3-31-2030	301,500	343,734
Russian Federation		12.75	6-24-2028	250,000	429,206
Saudi International Bond		2.88	3-4-2023	200,000	203,520
Saudi International Bond		3.63	3-4-2028	200,000	210,296
Saudi International Bond		4.50	4-17-2030	200,000	226,250
Saudi International Bond		4.50	10-26-2046	200,000	222,266
Saudi International Bond		4.63	10-4-2047	200,000	225,250
State of Qatar		3.25	6-2-2026	200,000	210,156
State of Qatar		4.00	3-14-2029	400,000	445,640
State of Qatar		4.50	4-23-2028	200,000	228,771
State of Qatar		4.63	6-2-2046	450,000	545,688
Trinidad & Tobago Government International Bond		4.50	8-4-2026	200,000	209,002
Ukraine Government		7.38	9-25-2032	200,000	203,499
Ukraine Government		7.75	9-1-2023	200,000	212,218
Ukraine Government		7.75	9-1-2025	400,000	422,400
Ukraine Government		7.75	9-1-2027	200,000	210,916
United Mexican States		4.00	10-2-2023	200,000	211,134
United Mexican States		4.60	2-10-2048	200,000	215,502
United Mexican States		5.55	1-21-2045	150,000	182,115
United Mexican States		6.75	9-27-2034	200,000	274,000
Total Yankee Government Bonds (Cost $36,422,949)					35,882,295

		Yield		Shares
Short-Term Investments : 1.02%
Investment Companies : 1.02%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.56		437,967	437,967

Total Short-Term Investments (Cost $437,967)					437,967

Total investments in securities (Cost $42,993,738)	98.81%				42,444,775
Other assets and liabilities, net	1.19				510,480

Total net assets	100.00%				$42,955,255

† Non-income-earning security
(l) The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u) The rate represents the 7-day annualized yield at period end.

4

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,
	beginning of	Shares	Shares	end of	end of	% of
	period	purchased	sold	period	period	net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	2,749,145	5,274,634	7,585,812	437,967	$437,967	1.02%

Wells Fargo Emerging Markets Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Yankee corporate bonds and notes	$0	$6,124,513	$0	$6,124,513
Yankee government bonds	0	35,882,295	0	35,882,295
Short-term investments
Investment companies	437,967	0	0	437,967

Total assets	$437,967	$42,006,808	$0	$42,444,775

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the nine months ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 93.28%
Belgium : 0.02%
Titan Cement International SA (Materials, Construction Materials) †	2,460	$49,980

Brazil : 5.47%
Ambev SA (Consumer Staples, Beverages)	250,700	1,062,327
Arezzo Industria e Comercio SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,800	40,885
Atacadao Distribuicao Comercio e Industria Limitada (Consumer Staples, Food & Staples Retailing)	22,000	97,277
B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail) †	8,935	118,185
B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	109,500	1,230,087
Banco BTG Pactual SA (Financials, Capital Markets)	1,600	10,880
Banco de Brasil SA (Financials, Banks)	79,800	898,143
BB Seguridade Participacoes SA (Financials, Insurance)	38,700	313,900
BK Brasil Operacao e Assessoria a Restaurantes SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,300	40,823
BR Malls Participacoes SA (Real Estate, Real Estate Management & Development)	52,600	195,556
BRF SA (Consumer Staples, Food Products) †	36,400	313,042
CCR SA (Industrials, Transportation Infrastructure)	66,182	269,186
Centrais Electricas Brasileiras SA (Utilities, Electric Utilities)	18,200	149,815
Cia Siderurgica Nacional SA (Materials, Metals & Mining)	39,100	117,290
Cielo SA (Information Technology, IT Services)	69,100	126,654
Cogna Educacao (Consumer Discretionary, Diversified Consumer Services)	88,469	216,695
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	18,941	254,384
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	3,659	58,813
Companhia Hering SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,310	69,203
Cosan SA Industria e Comercio (Energy, Oil, Gas & Consumable Fuels)	9,100	133,823
CPFL Energia SA (Utilities, Electric Utilities)	11,000	82,753
CPFL Energias Renovaveis SA (Utilities, Independent Power & Renewable Electricity Producers) †	3,347	13,305
CVC Brasil Operadora e Agencia de Viagens SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,864	74,689
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Consumer Discretionary, Household Durables)	15,600	98,529
Duratex SA (Materials, Paper & Forest Products)	19,700	67,377
Ecorodovias Infraestrutura Logistica SA (Industrials, Transportation Infrastructure)	11,500	39,223
EDP Energias do Brasil SA (Utilities, Electric Utilities)	16,147	75,706
Embraer SA (Industrials, Aerospace & Defense)	41,430	176,633
Eneva SA (Utilities, Independent Power & Renewable Electricity Producers) †	9,700	86,216
Engie Brasil Energia SA (Utilities, Independent Power & Renewable Electricity Producers)	9,400	105,041
Equatorial Energia SA (Utilities, Electric Utilities)	54,070	264,622
EZTEC Empreendimentos e Participacoes SA (Consumer Discretionary, Household Durables)	6,201	62,853
Fleury SA (Health Care, Health Care Providers & Services)	15,005	100,974
Grendene SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	16,620	42,201
Guararapes Confeccoes SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,200	28,981
Hapvida Participacoes e Investimentos SA (Health Care, Health Care Providers & Services) 144A	10,500	135,959
Hypermarcas SA (Health Care, Pharmaceuticals)	23,136	182,085
Iguatemi Empresa de Shopping Centers SA (Real Estate, Real Estate Management & Development)	5,880	65,332
Iochpe Maxion SA (Industrials, Machinery)	7,800	35,355
IRB-Brasil Resseguros SA (Financials, Insurance)	38,800	340,922
JBS SA (Consumer Staples, Food Products)	69,329	461,626
Light SA (Utilities, Electric Utilities)	12,200	58,353
Linx SA (Information Technology, Software)	8,900	65,882
Localiza Rent A Car SA (Industrials, Road & Rail)	33,121	347,115
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	44,956	550,044
M. Dias Branco SA (Consumer Staples, Food Products)	8,055	63,547
Magazine Luiza SA (Consumer Discretionary, Multiline Retail)	32,300	344,843
MRV Engenharia e Participacoes SA (Consumer Discretionary, Household Durables)	18,400	76,708
Multiplan Empreendimentos Imobiliarios SA (Real Estate, Real Estate Management & Development)	19,500	132,972
Natura Cosmeticos SA (Consumer Staples, Personal Products)	29,052	226,792
Notre Dame Intermedica Participacoes SA (Health Care, Health Care Providers & Services)	19,200	255,731
Odontoprev SA (Health Care, Health Care Providers & Services)	16,562	61,652
Oi SA ADR (Communication Services, Diversified Telecommunication Services) †	331,000	71,146
Petrobras Distribuidora SA (Consumer Discretionary, Specialty Retail)	40,800	269,257

1

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

	Shares	Value
Brazil (continued)
Porto Seguro SA (Financials, Insurance)	5,568	$77,476
Qualicorp SA (Health Care, Health Care Providers & Services)	12,101	100,668
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	11,333	303,582
Rumo SA (Industrials, Road & Rail) †	63,100	361,576
Sao Martinho SA (Consumer Staples, Food Products)	12,111	59,873
Smiles Fidelidade SA (Communication Services, Media)	4,100	33,827
Suzano Papel e Celulose SA (Materials, Paper & Forest Products)	30,656	276,097
Tim Participacoes SA (Communication Services, Wireless Telecommunication Services)	49,400	159,855
Totvs SA (Information Technology, Software)	9,600	144,282
Ultrapar Participacoes SA (Energy, Oil, Gas & Consumable Fuels)	45,096	228,585
Via Varejo SA (Consumer Discretionary, Specialty Retail) †	57,800	121,233
WEG SA (Industrials, Electrical Equipment)	41,433	290,756
YDUQS Part (Consumer Discretionary, Diversified Consumer Services)	16,533	161,046
		13,100,248

Chile : 1.14%
Aguas Andinas SA Class A (Utilities, Water Utilities)	117,904	47,528
Antarchile SA (Industrials, Industrial Conglomerates)	7,733	64,414
Banco de Chile (Financials, Banks)	2,097,064	213,137
Banco de Credito e Inversiones (Financials, Banks)	3,556	151,310
Banco Santander Chile (Financials, Banks)	2,238,402	119,419
CAP SA (Materials, Metals & Mining)	4,141	26,945
Cencosud SA (Consumer Staples, Food & Staples Retailing)	79,607	96,271
Colbun SA (Utilities, Independent Power & Renewable Electricity Producers)	308,126	43,895
Compania Cervecerias Unidas SA (Consumer Staples, Beverages)	9,320	85,065
Empresa Nacional de Telecomunicaciones SA (Communication Services, Wireless Telecommunication Services) †	7,939	48,646
Empresas CMPC SA (Materials, Paper & Forest Products)	73,459	159,375
Empresas Copec SA (Energy, Oil, Gas & Consumable Fuels)	30,425	241,125
Enel Americas SA (Utilities, Electric Utilities)	1,059,960	203,750
Enel Chile SA (Utilities, Electric Utilities)	1,249,721	92,063
Engie Energia Chile SA (Utilities, Electric Utilities)	17,318	21,331
Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	97,049	18,461
Grupo Security SA (Financials, Banks)	157,467	37,224
Inversiones Aguas Metropolitanas SA (Utilities, Water Utilities)	10,015	9,657
Inversiones La Construccion SA (Financials, Diversified Financial Services)	2,201	20,812
Itau CorpBanca SA (Financials, Banks)	12,929,444	63,220
LATAM Airlines Group SA (Industrials, Airlines)	24,018	253,343
Parque Arauco SA (Real Estate, Real Estate Management & Development)	41,089	88,645
Plaza SA (Real Estate, Real Estate Management & Development)	20,268	37,321
Quinenco SA (Industrials, Industrial Conglomerates)	22,566	42,395
Ripley Corporation SA (Consumer Discretionary, Multiline Retail)	80,418	33,718
SACI Falabella (Consumer Discretionary, Multiline Retail)	73,276	295,839
Salfacorp SA (Industrials, Construction & Engineering)	28,695	14,816
Sigdo Koppers SA (Industrials, Industrial Conglomerates)	33,204	40,072
SMU SA (Consumer Staples, Food & Staples Retailing)	182,790	33,429
Sociedad Matriz SAAM SA (Industrials, Transportation Infrastructure)	241,915	16,933
Sonda SA (Information Technology, IT Services)	33,009	28,132
Vina Concha y Toro SA (Consumer Staples, Beverages)	42,427	76,012
		2,724,303

China : 16.33%
3SBio Incorporated (Health Care, Biotechnology) †144A	79,500	114,758
58.com Incorporated ADR (Communication Services, Interactive Media & Services) †	6,771	416,552
Agile Property Holdings Limited (Real Estate, Real Estate Management & Development)	80,000	112,005
Agricultural Bank of China Limited H Shares (Financials, Banks)	1,673,000	677,475
Air China Limited H Shares (Industrials, Airlines)	124,000	112,782
Aluminum Corporation of China Limited H Shares (Materials, Metals & Mining) †	224,000	68,675
Anhui Conch Cement Company Limited H Shares (Materials, Construction Materials)	66,500	425,171
Anhui Gujing Distillery Company Class B (Consumer Staples, Beverages)	6,500	48,168
ArtGo Holdings Limited (Industrials, Trading Companies & Distributors) †	80,000	4,190
Autohome Incorporated ADR (Communication Services, Interactive Media & Services) †	6,406	435,928

2

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
China (continued)
BAIC Motor Corporation Limited H Shares (Consumer Discretionary, Automobiles) 144A	91,500	$51,313
Bank of China Limited H Shares (Financials, Banks)	4,444,000	1,782,550
Bank of Communications Limited H Shares (Financials, Banks)	449,000	294,814
Baozun Incorporated ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	2,731	103,696
BBMG Corporation H Shares (Materials, Construction Materials)	111,000	30,628
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	82,000	77,515
Beijing Enterprises Holdings Limited (Utilities, Gas Utilities)	26,000	114,918
BYD Company Limited H Shares (Consumer Discretionary, Automobiles)	40,500	192,199
CGN Power Company Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers) 144A	547,000	136,956
China Agri-Industries Holdings Limited (Consumer Staples, Food Products)	143,000	75,079
China Aoyuan Group Limited (Real Estate, Real Estate Management & Development)	68,000	97,289
China Cinda Asset Management Company Limited H Shares (Financials, Capital Markets)	670,000	139,508
China CITIC Bank H Shares (Financials, Banks)	554,351	303,087
China Coal Energy Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	173,000	68,509
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	259,000	201,491
China Communications Services Corporation Limited H Shares (Industrials, Construction & Engineering)	144,000	96,942
China Eastern Airlines Company H Shares (Industrials, Airlines) †	114,000	57,814
China Energy Engineering Corporation Limited H Shares (Industrials, Construction & Engineering)	416,000	45,701
China Everbright Bank Company Limited H Shares (Financials, Banks)	187,000	80,741
China Galaxy Securities Company Limited H Shares (Financials, Capital Markets)	199,000	101,175
China Gas Holdings Limited (Utilities, Gas Utilities)	120,800	449,053
China Huarong Asset Management Company Limited H Shares (Financials, Capital Markets) 144A	519,000	75,581
China International Capital Corporation Limited H Shares (Financials, Capital Markets) 144A	68,800	118,472
China Jinmao Holdings Group Limited (Real Estate, Real Estate Management & Development)	306,000	203,265
China Life Insurance Company H Shares (Financials, Insurance)	422,000	1,066,294
China Longyuan Power Group Corporation H Shares (Utilities, Independent Power & Renewable Electricity Producers)	175,000	94,786
China Medical System Holding Limited (Health Care, Pharmaceuticals)	77,000	109,576
China Mengniu Dairy Company Limited (Consumer Staples, Food Products)	148,000	566,235
China Merchants Bank Company Limited H Shares (Financials, Banks)	217,500	1,028,014
China Merchants Port Holdings Company Limited (Industrials, Transportation Infrastructure)	76,000	118,249
China Merchants Securities H Shares (Financials, Capital Markets)	22,800	25,397
China Minsheng Banking Corporation Limited H Shares (Financials, Banks)	378,700	263,651
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	317,000	2,389,183
China Molybdenum Company Limited H Shares (Materials, Metals & Mining)	183,000	62,650
China National Building Material Company Limited H Shares (Materials, Construction Materials)	218,000	210,531
China Oilfield Services Limited H Shares (Energy, Energy Equipment & Services)	84,000	113,099
China Overseas Grand Oceans Group Limited (Real Estate, Real Estate Management & Development)	102,000	57,201
China Overseas Property Holding Limited (Real Estate, Real Estate Management & Development)	75,000	46,179
China Pacific Insurance H Shares (Financials, Insurance)	143,400	507,419
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	1,442,000	808,664
China Power International Development Limited (Utilities, Independent Power & Renewable Electricity Producers)	214,000	44,286
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	117,500	121,279
China Railway Group Limited H Shares (Industrials, Construction & Engineering)	229,000	133,980
China Railway Signal & Communication Corporation Limited H Shares (Information Technology, Electronic Equipment, Instruments & Components) 144A	96,000	51,506
China Reinsurance Group Corporation H Shares (Financials, Insurance)	388,000	61,460
China Resources Cement Holdings Limited (Materials, Construction Materials)	114,000	136,453
China Resources Gas Group Limited (Utilities, Gas Utilities)	42,000	233,924
China Resources Land Limited (Real Estate, Real Estate Management & Development)	144,000	622,672
China Resources Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	118,000	103,104
China Resources Phoenix Healthcare Holdings Company Limited (Health Care, Health Care Providers & Services)	52,500	29,039
China Resources Power Holdings Company (Utilities, Independent Power & Renewable Electricity Producers)	102,000	132,644
China Shenhua Energy Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	208,500	403,779
China Southern Airlines Company H Shares (Industrials, Airlines)	106,000	66,214

3

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

	Shares	Value
China (continued)
China State Construction International Holdings (Industrials, Construction & Engineering)	84,000	$66,207
China Telecom Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services)	826,000	312,327
China Tower Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services) 144A	2,608,000	533,047
China Vanke Company Limited H Shares (Real Estate, Real Estate Management & Development)	80,000	299,430
Chongqing Rural Commercial Bank H Shares (Financials, Banks)	151,000	75,035
CIFI Holdings Group Company Limited (Real Estate, Real Estate Management & Development)	198,000	144,171
Cimc Enric Holdings Limited (Industrials, Machinery)	44,000	24,113
CITIC Securities Company Limited H Shares (Financials, Capital Markets)	119,500	221,958
Cofco Meat Holdings Limited (Consumer Staples, Food Products) †	106,000	32,769
COSCO Shipping Development Company Limited H Shares (Industrials, Marine)	182,000	20,459
COSCO Shipping Holdings Company Limited H Shares (Industrials, Marine) †	131,500	48,547
COSCO Shipping Ports Limited (Industrials, Transportation Infrastructure)	100,000	81,372
Country Garden Holdings Company Limited (Real Estate, Real Estate Management & Development)	405,000	563,923
CRRC Corporation Limited H Shares (Industrials, Machinery)	260,000	171,048
CSC Financial Company Limited H Shares (Financials, Capital Markets)	50,000	34,171
CSG Holding Company Limited Class B (Materials, Construction Materials)	111,360	32,007
Dali Foods Group Company Limited (Consumer Staples, Food Products) 144A	123,500	83,930
Datang International Power Generation Company Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	114,000	21,116
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	152,000	146,016
ENN Energy Holdings Limited (Utilities, Gas Utilities)	41,300	448,443
Far East Horizon Limited (Financials, Diversified Financial Services)	128,000	116,257
Future Land Development Holdings Limited (Real Estate, Real Estate Management & Development)	92,000	98,015
Fuyao Glass Industry Group Company Limited H Shares (Consumer Discretionary, Auto Components)	29,200	86,165
GF Securities Company Limited H Shares (Financials, Capital Markets)	78,600	84,140
Great Wall Motor Company Limited H Shares (Consumer Discretionary, Automobiles)	179,500	138,726
Guangdong Investment Limited (Utilities, Water Utilities)	146,000	301,765
Guangzhou Automobile Group Company Limited H Shares (Consumer Discretionary, Automobiles)	154,400	164,889
Guangzhou R&F Properties Company Limited H Shares (Real Estate, Real Estate Management & Development)	58,000	97,504
Guotai Junan Securities Company Limited H Shares (Financials, Capital Markets)	45,200	68,711
GZI Transport Limited (Industrials, Transportation Infrastructure)	46,000	40,193
Haidilao International Holding Limited (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	43,455	182,631
Haitian International Holdings Limited (Industrials, Machinery)	38,000	84,949
Haitong Securities Company Limited H Shares (Financials, Capital Markets)	153,200	153,040
Hengan International Group Company Limited (Consumer Staples, Personal Products)	41,000	270,777
Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	210,000	104,085
Huaneng Renewables Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	252,000	96,252
Huatai Securities Company Limited H Shares (Financials, Capital Markets) 144A	89,800	134,674
Huaxin Cement Company Limited Class B (Materials, Construction Materials)	17,600	34,126
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	4,555,000	3,246,838
Inner Mongolia Yitai Coal Company Limited Class B (Energy, Oil, Gas & Consumable Fuels)	89,300	64,385
Innovent Biologics Incorporated (Health Care, Biotechnology) †144A	49,500	173,258
JD.com Incorporated ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	73,045	2,384,919
Jiangsu Express Company Limited H Shares (Industrials, Transportation Infrastructure)	74,000	98,689
Jiangxi Copper Company Limited H Shares (Materials, Metals & Mining)	70,000	80,747
Joy City Property Limited (Real Estate, Real Estate Management & Development)	342,000	36,261
Kingboard Chemicals Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	38,000	104,609
Kunlun Energy Company Limited (Utilities, Gas Utilities)	216,000	182,939
Lao Feng Xiang Company Limited Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	15,512	49,375
Legend Holdings Corporation H Shares (Financials, Diversified Financial Services)	34,100	70,132
Lenovo Group Limited (Information Technology, Technology Hardware, Storage & Peripherals)	402,000	265,494
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	102,500	328,652
Logan Property Holdings Company Limited (Real Estate, Real Estate Management & Development)	72,000	105,404
Longfor Properties Company Limited (Real Estate, Real Estate Management & Development)	85,000	348,005
Luye Pharma Group Limited (Health Care, Pharmaceuticals) 144A	104,500	76,758
Metallurgical Corporation of China Limited H Shares (Industrials, Construction & Engineering)	190,000	39,562
Midea Group Company Limited Class A (Consumer Discretionary, Household Durables)	7,101	54,876

4

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
China (continued)
Momo Incorporated ADR (Communication Services, Interactive Media & Services)	10,719	$401,212
New China Life Insurance Company Limited H Shares (Financials, Insurance)	54,900	211,445
Nexteer Automotive Group Limited (Consumer Discretionary, Auto Components)	45,000	37,710
Orient Securities Company Limited of China H Shares (Financials, Diversified Financial Services)	54,800	30,871
People’s Insurance Company Group of China Limited H Shares (Financials, Insurance)	498,000	199,755
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	1,264,692	583,217
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	378,000	437,480
Poly Property Group Company Limited (Real Estate, Real Estate Management & Development)	135,000	48,287
Postal Savings Bank of China Company Limited H Shares (Financials, Banks)	681,000	441,925
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	124,000	149,690
Shanghai Baosight Software Company Limited Class B (Information Technology, Software)	20,600	35,803
Shanghai Electric Group Company Limited H Shares (Industrials, Electrical Equipment)	186,000	57,262
Shanghai Fosun Pharmaceutical Company Limited H Shares (Health Care, Pharmaceuticals)	34,500	96,957
Shanghai Industrial Holdings Limited (Industrials, Industrial Conglomerates)	25,000	45,030
Shanghai Lujiazui Finance & Trade Zone Development Company Limited (Real Estate, Real Estate Management & Development)	74,440	68,113
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care)	54,500	97,747
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	59,000	124,660
Shenzhen Investment Limited (Real Estate, Real Estate Management & Development)	162,000	63,739
Shimao Property Holding Limited (Real Estate, Real Estate Management & Development)	52,000	188,319
Silergy Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	4,000	116,419
Sino Biopharmaceutical Limited Sino Biopharmaceutical(Health Care, Pharmaceuticals)	344,000	443,831
Sinopec Engineering Group H Shares (Industrials, Construction & Engineering)	92,000	53,943
Sinopec Shanghai Petrochemical Company Limited H Shares (Materials, Chemicals)	182,000	50,451
Sinopharm Group Company Limited H Shares (Health Care, Health Care Providers & Services)	67,200	221,905
Sinotrans Limited H Shares (Industrials, Air Freight & Logistics)	120,000	37,403
Sinotruk Hong Kong Limited (Industrials, Machinery)	38,500	65,018
Tal Education Group ADR (Consumer Discretionary, Diversified Consumer Services) †	30,486	1,349,310
Tencent Music Entertainment ADR (Communication Services, Entertainment) †	57,374	713,159
Tingyi Holding Corporation (Consumer Staples, Food Products)	114,000	185,529
Tong Ren Tang Technologies Company Limited H Shares (Health Care, Pharmaceuticals)	50,000	43,113
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	36,000	222,580
Uni-President China Holdings Limited (Consumer Staples, Food Products)	79,000	80,229
Universal Medical Financial & Technical Advisory Services Company Limited (Health Care, Health Care Providers & Services) 144A	50,000	34,810
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	31,868	407,273
Weichai Power Company Limited H Shares (Industrials, Machinery)	104,000	177,757
WuXi AppTec Company Limited (Health Care, Life Sciences Tools & Services) 144A	9,800	113,734
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)	312,000	191,707
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	21,800	41,995
Yanzhou Coal Mining Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	94,000	83,094
Yuexiu Property Company Limited (Real Estate, Real Estate Management & Development)	412,000	87,892
YY Incorporated (Communication Services, Interactive Media & Services) †	3,081	196,537
Zhaojin Mining Industry Company Limited H Shares (Materials, Metals & Mining)	59,000	61,049
Zhejiang Expressway Company Limited H Shares (Industrials, Transportation Infrastructure)	82,000	71,753
Zhongsheng Group Holdings Limited (Consumer Discretionary, Specialty Retail)	30,000	106,346
Zhuzhou CSR Times Electric Company Limited H Shares (Industrials, Electrical Equipment)	32,700	111,740
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	308,000	115,281
ZTE Corporation H Shares (Information Technology, Communications Equipment) †	43,600	116,126
		39,068,565

Colombia : 0.37%
Almacenes Exito SA (Consumer Staples, Food & Staples Retailing)	12,580	53,653
Banco de Bogota SA (Financials, Banks)	3,153	77,098
Cementos Argos SA (Materials, Construction Materials)	33,670	60,791
Corporacion Financiera Colombiana SA (Financials, Diversified Financial Services)	7,824	65,180
Grupo Argos SA (Materials, Construction Materials)	19,731	98,401
Grupo de Inversiones Suramericana SA (Financials, Diversified Financial Services)	17,456	161,503
Grupo Energia Bogota SA (Utilities, Gas Utilities)	179,185	111,065
Grupo Nutresa SA (Consumer Staples, Food Products)	18,228	133,196

5

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

	Shares	Value
Colombia (continued)
Interconexion Electrica SA (Utilities, Electric Utilities)	22,931	$121,662
		882,549
Czech Republic : 0.32%
Central European Media Enterprises Limited Class A (Communication Services, Media) †	9,285	41,483
CEZ AS (Utilities, Electric Utilities)	11,668	258,384
Komercni Banka AS (Financials, Banks)	6,287	215,274
Moneta Money Bank (Financials, Banks) 144A	44,532	147,874
O2 Czech Republic AS (Communication Services, Diversified Telecommunication Services)	9,214	91,391
		754,406

Egypt : 0.24%
Commercial International Bank ADR (Financials, Banks)	120,041	579,798

Greece : 0.49%
Alpha Bank AE (Financials, Banks) †	80,379	169,153
Eurobank Ergasias SA (Financials, Banks) †	214,073	225,487
FF Group (Consumer Discretionary, Specialty Retail) †(a)	3,820	0
GEK Terna Holding Real Estate Construction SA (Industrials, Construction & Engineering) †	3,595	28,163
Hellenic Petroleum SA (Energy, Oil, Gas & Consumable Fuels)	5,128	48,873
Hellenic Telecommunications Organization SA (Communication Services, Diversified Telecommunication Services)	13,922	209,227
Jumbo SA (Consumer Discretionary, Specialty Retail)	6,271	125,751
Motor Oil (Hellas) Corinth Refineries SA (Energy, Oil, Gas & Consumable Fuels)	3,715	86,939
Mytilineos Holdings SA (Industrials, Industrial Conglomerates)	5,460	60,760
OPAP SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	12,607	155,017
Piraeus Bank SA (Financials, Banks) †	18,884	66,164
		1,175,534

Hong Kong : 1.08%
China Everbright International Limited (Industrials, Commercial Services & Supplies)	191,000	144,442
China Overseas Land & Investment Limited (Real Estate, Real Estate Management & Development)	208,000	697,478
China Resources Beer Holdings Company Limited (Consumer Staples, Beverages)	88,000	460,898
China Traditional Chinese Medicine Holdings Company Limited (Health Care, Pharmaceuticals)	150,000	66,874
China Travel International Investment Hong Kong Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	126,000	19,798
CSPC Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	244,000	555,438
Fushan International Energy Group Limited Shougang Fushan Resources Grou(Materials, Metals & Mining)	166,000	36,049
Haier Electronics Group Company (Consumer Discretionary, Household Durables)	70,000	194,489
Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products)	95,000	96,721
Orient Overseas International Limited (Industrials, Marine)	2,500	14,084
SSY Group Limited (Health Care, Pharmaceuticals)	82,000	64,526
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	123,500	139,778
Yuexiu Real Estate Investment Trust (Real Estate, Equity REITs)	133,505	88,342
		2,578,917

Hungary : 0.51%
Magyar Telekom Telecommunications plc (Communication Services, Diversified Telecommunication Services)	44,099	63,914
MOL Hungarian Oil & Gas plc (Energy, Oil, Gas & Consumable Fuels)	33,730	325,979
OTP Bank plc (Financials, Banks)	13,971	657,617
Richter Gedeon (Health Care, Pharmaceuticals)	9,131	174,897
		1,222,407

Indonesia : 19.29%
3M India Limited (Industrials, Industrial Conglomerates) †	200	62,009
Aarti Industries Limited (Materials, Chemicals)	11,446	134,608

6

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Indonesia (continued)
ABB Limited India (Industrials, Electrical Equipment)	3,591	$72,473
ACC Limited (Materials, Construction Materials)	4,508	95,652
Adani Enterprises Limited (Industrials, Trading Companies & Distributors)	24,465	73,288
Adani Gas Limited (Utilities, Gas Utilities)	22,600	50,831
Adani Ports & Special Economic Zone Limited (Industrials, Transportation Infrastructure)	55,984	298,152
Adani Power Limited (Utilities, Independent Power & Renewable Electricity Producers) †	62,441	55,358
Adani Transmissions Limited (Utilities, Electric Utilities) †	20,824	90,031
Aditya Birla Capital Limited (Financials, Diversified Financial Services) †	49,296	75,211
Aditya Birla Fashion & Retail Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	22,624	71,038
Aia Engineering Limited (Industrials, Machinery)	2,142	49,095
Ajanta Pharma Limited (Health Care, Pharmaceuticals)	2,475	34,394
Alembic Pharmaceuticals Limited (Health Care, Pharmaceuticals)	4,501	34,628
Alkem Laboratories Limited (Health Care, Pharmaceuticals)	3,944	111,556
Amara Raja Batteries Limited (Industrials, Electrical Equipment)	4,742	49,620
Ambuja Cements Limited (Materials, Construction Materials)	44,518	126,999
Apollo Hospitals Enterprise Limited (Health Care, Health Care Providers & Services)	6,461	129,801
Apollo Tyres Limited (Consumer Discretionary, Auto Components)	26,148	61,253
Arti Surfactants Limited (Materials, Chemicals) †(a)	541	0
Asahi India Glass Limited (Consumer Discretionary, Auto Components)	10,910	31,253
Ashok Leyland Limited (Industrials, Machinery)	117,254	129,370
Asian Paints Limited (Materials, Chemicals)	45,891	1,091,437
Astral Poly Technik Limited (Industrials, Building Products)	3,857	60,967
Atul Limited (Materials, Chemicals)	1,398	78,853
AU Small Finance Bank Limited (Financials, Banks) 144A	12,298	141,216
Aurobindo Pharma Limited (Health Care, Pharmaceuticals)	24,130	151,331
Bajaj Auto Limited (Consumer Discretionary, Automobiles)	8,653	383,090
Bajaj Finance Limited (Financials, Consumer Finance)	14,309	812,653
Bajaj Finserv Limited (Financials, Insurance)	4,229	537,059
Balkrishna Industries Limited (Consumer Discretionary, Auto Components)	5,847	75,494
Bandhan Bank Limited (Financials, Banks) 144A	11,264	91,258
Bank of Baroda (Financials, Banks) †	68,251	99,802
Bata India Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,202	95,421
Bayer Cropscience Limited (Materials, Chemicals)	779	40,356
Berger Paints India Limited (Materials, Chemicals)	18,170	125,768
Bharat Electronics Limited (Industrials, Aerospace & Defense)	61,010	87,683
Bharat Heavy Electricals limited (Industrials, Electrical Equipment)	57,745	42,904
Bharat Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	37,393	266,644
Bharti Infratel Limited (Communication Services, Diversified Telecommunication Services)	46,192	177,910
Biocon Limited (Health Care, Biotechnology)	29,560	116,056
Blue Star Limited (Industrials, Building Products)	4,533	49,682
Britannia Industries Limited (Consumer Staples, Food Products)	7,077	301,646
Cadila Healthcare Limited (Health Care, Pharmaceuticals)	17,118	60,645
Canara Bank (Financials, Banks) †	9,011	28,532
Carborundum Universal Limited (Industrials, Machinery)	8,485	38,825
Castrol India Limited (Materials, Chemicals)	25,364	49,765
Century Textiles & Industries Limited (Materials, Construction Materials)	3,727	24,052
CESC Limited (Utilities, Electric Utilities)	3,786	39,640
Chambal Fertilisers and Chemicals Limited (Materials, Chemicals)	15,076	31,303
Cholamandalam Investment & Finance Company Limited (Financials, Consumer Finance)	23,356	101,629
Cipla Limited India (Health Care, Pharmaceuticals)	35,668	232,044
City Union Bank Limited (Financials, Banks)	50,861	159,380
Colgate-Palmolive Company India Limited (Consumer Staples, Personal Products)	8,589	176,503
Container Corporation of India Limited (Industrials, Transportation Infrastructure)	17,653	142,479
Coromandel International Limited (Materials, Chemicals)	8,000	52,960
Crisil Limited (Financials, Capital Markets)	1,275	28,365
Crompton Greaves Consumer Electricals Limited (Consumer Discretionary, Household Durables)	27,424	97,348
Cummins India Limited (Industrials, Machinery)	8,510	64,325
Cyient Limited (Information Technology, Software)	5,754	32,413
Dabur India Limited (Consumer Staples, Personal Products)	40,818	261,224
DCB Bank Limited (Financials, Banks)	17,024	43,250
Delta Corp Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	11,984	36,134
Divi’s Laboratories Limited (Health Care, Life Sciences Tools & Services)	8,747	217,793
Dr. Lal Pathlabs Limited (Health Care, Health Care Providers & Services) 144A	2,028	44,324

7

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

	Shares	Value
Indonesia (continued)
Dr. Reddy’s Laboratories Limited (Health Care, Pharmaceuticals)	2,623	$106,542
Dr. Reddy’s Laboratories Limited ADR (Health Care, Pharmaceuticals)	4,813	195,985
Edelweiss Financial Services Limited (Financials, Capital Markets)	41,713	71,782
EIH Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	13,482	30,173
Emami Limited (Consumer Staples, Personal Products)	12,816	56,302
Endurance Technologies Limited (Consumer Discretionary, Auto Components) 144A	2,562	39,696
Engineers India Limited (Industrials, Construction & Engineering)	19,319	28,479
Equitas Holdings Limited (Financials, Consumer Finance) †	19,383	28,546
Escorts Limited (Industrials, Machinery)	3,979	35,343
Exide Industries Limited (Consumer Discretionary, Auto Components)	29,362	79,834
Federal Bank Limited (Financials, Banks)	124,086	153,772
Finolex Cables Limited (Industrials, Electrical Equipment)	6,867	35,193
Finolex Industries Limited (Materials, Chemicals)	4,167	33,728
Fortis Healthcare Limited (Health Care, Health Care Providers & Services) †	33,187	64,188
Future Consumer Limited (Consumer Staples, Food Products) †	55,810	21,511
Future Retail Limited (Consumer Discretionary, Multiline Retail) †	18,232	86,131
Gillette India Limited (Consumer Staples, Personal Products)	590	56,448
GlaxoSmithKline Consumer Healthcare Limited (Consumer Staples, Food Products)	794	97,916
GlaxoSmithKline Pharmaceuticals Limited (Health Care, Pharmaceuticals)	2,768	64,707
Glenmark Pharmaceuticals Limited (Health Care, Pharmaceuticals)	10,509	49,412
Godrej Consumer Products Limited (Consumer Staples, Personal Products)	24,699	249,615
Godrej Industries Limited (Industrials, Industrial Conglomerates)	15,852	96,565
Godrej Properties Limited (Real Estate, Real Estate Management & Development) †	5,201	65,888
Grasim Industries Limited (Materials, Construction Materials)	26,999	296,213
Gujarat Gas Limited (Utilities, Gas Utilities)	14,101	41,789
Gujarat State Petronet Limited (Utilities, Gas Utilities)	18,155	54,474
Hatsun Agro Products Limited (Consumer Staples, Food Products)	3,866	31,243
Havells India Limited (Industrials, Electrical Equipment)	13,476	125,382
HCL Technologies Limited (Information Technology, IT Services)	30,934	486,255
HDFC Asset Management Company Limited (Financials, Capital Markets) 144A	2,333	115,026
HDFC Life Insurance Company Limited (Financials, Insurance)	22,050	175,662
Hemisphere Properties India Limited (Real Estate, Real Estate Management & Development) †‡(a)	5,373	12,493
Hero Honda Motors Limited (Consumer Discretionary, Automobiles)	8,094	274,573
Hexaware Technologies Limited (Information Technology, IT Services)	7,103	33,605
Hindustan Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	45,221	178,142
Hindustan Unilever Limited (Consumer Staples, Household Products)	40,555	1,150,606
Honeywell Automation India Limited (Information Technology, Electronic Equipment, Instruments & Components)	155	59,999
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	97,282	3,115,262
ICICI Bank Limited (Financials, Banks)	340,242	2,431,198
ICICI Lombard General Insurance Company Limited (Financials, Insurance) 144A	8,117	154,210
ICICI Prudential Life Insurance Company Limited (Financials, Insurance) 144A	22,118	154,915
IDFC Limited (Financials, Diversified Financial Services)	69,070	34,276
Indiabulls Housing Finance Limited (Financials, Thrifts & Mortgage Finance)	17,813	72,133
Indiabulls Ventures Limited (Financials, Capital Markets)	14,696	35,082
Indian Energy Exchange Limited (Financials, Capital Markets) †144A	17,979	35,050
Indian Hotels Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	39,027	81,277
Indian Oil Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	129,396	237,012
Indraprastha Gas Limited (Utilities, Gas Utilities)	18,378	105,919
Info Edge India Limited (Communication Services, Interactive Media & Services)	4,511	165,616
Infosys Limited (Information Technology, IT Services)	101,991	990,018
Infosys Limited ADR (Information Technology, IT Services)	124,884	1,227,610
Interglobe Aviation Limited (Industrials, Airlines)	6,199	124,797
Ipca Laboratories Limited (Health Care, Pharmaceuticals)	5,512	87,792
ITC Limited (Consumer Staples, Tobacco)	430,762	1,479,558
Jindal Steel & Power Limited (Materials, Metals & Mining) †	26,552	59,590
JK Cement Limited (Materials, Construction Materials)	2,403	38,760
JM Financial Limited (Financials, Capital Markets)	16,114	20,407
JSW Energy Limited (Utilities, Independent Power & Renewable Electricity Producers)	23,627	24,142
JSW Steel Limited (Materials, Metals & Mining)	97,202	354,368
Jubilant Foodworks Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,771	107,621
Jubilant Organosys Limited (Health Care, Pharmaceuticals)	6,482	46,100
Jyothy Laboratories Limited (Consumer Staples, Household Products)	12,520	31,231
Kajaria Ceramics Limited (Industrials, Building Products)	6,128	45,791
Kalpataru Power Transmission Limited (Industrials, Construction & Engineering)	4,121	26,408

8

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Indonesia (continued)
Kansai Nerolac Paints Limited (Materials, Chemicals)	8,602	$62,946
Karur Vysya Bank Limited (Financials, Banks)	54,171	47,686
KEC International Limited (Industrials, Construction & Engineering)	8,581	33,714
Kotak Mahindra Bank Limited (Financials, Banks)	73,152	1,647,048
KPR Mill Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,782	43,875
L&T Finance Holdings Limited (Financials, Diversified Financial Services)	38,621	64,792
L&T Technology Services Limited (Industrials, Professional Services) 144A	1,466	30,464
Lakshmi Machine Works Limited (Industrials, Machinery)	543	26,512
Larsen & Toubro Infotech Limited (Information Technology, IT Services) 144A	3,052	71,884
LIC Housing Finance Limited (Financials, Thrifts & Mortgage Finance)	19,372	125,326
Lupin Limited (Health Care, Pharmaceuticals)	15,921	177,692
Madras Cements Limited (Materials, Construction Materials)	9,038	100,878
Mahanagar Gas Limited (Utilities, Gas Utilities)	3,064	44,576
Mahindra & Mahindra Financial Services Limited (Financials, Consumer Finance)	18,196	89,246
Mahindra & Mahindra Limited (Consumer Discretionary, Automobiles)	45,624	337,422
Manappuram Finance Limited (Financials, Consumer Finance)	22,556	48,547
Marico Limited (Consumer Staples, Personal Products)	44,105	221,270
Merdeka Copper Gold Tbk PT (Materials, Metals & Mining) †	378,200	29,092
Minda Industries Limited (Consumer Discretionary, Auto Components)	5,964	28,832
Mindtree Limited (Information Technology, IT Services)	3,118	30,418
Motherson Sumi Systems Limited (Consumer Discretionary, Auto Components)	76,441	138,044
Motilal Oswal Financial Services Limited (Financials, Capital Markets)	2,693	28,859
Mphasis Limited (Information Technology, IT Services)	5,832	71,407
MRF Limited (Consumer Discretionary, Auto Components)	211	186,468
Multi Commodity Exchange of India Limited (Financials, Capital Markets)	2,750	45,096
Muthoot Finance Limited (Financials, Consumer Finance)	10,676	100,908
Nagarjuna Construction Company Limited (Industrials, Construction & Engineering)	34,248	28,382
Natco Pharma Limited (Health Care, Pharmaceuticals)	8,294	68,647
National Aluminum Company Limited (Materials, Metals & Mining)	60,663	37,546
Nestle India Limited (Consumer Staples, Food Products)	2,216	446,488
NHPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	98,340	32,626
NIIT Technologies Limited (Information Technology, IT Services)	1,396	29,014
NMDC Limited (Materials, Metals & Mining)	26,161	37,398
NTPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	184,004	298,433
Oberoi Realty Limited (Real Estate, Real Estate Management & Development)	7,774	56,015
Odisha Cement Limited (Materials, Construction Materials)	5,886	72,277
Oil India Limited (Energy, Oil, Gas & Consumable Fuels)	32,454	69,692
Oracle Financials Services Limited (Information Technology, Software) †	1,371	56,020
Persistent Systems Limited (Information Technology, IT Services)	3,263	31,128
Petronet LNG Limited (Energy, Oil, Gas & Consumable Fuels)	45,640	172,731
Pfizer Limited (Health Care, Pharmaceuticals)	1,216	70,181
Phoenix Mills Limited (Real Estate, Real Estate Management & Development)	4,281	44,912
PI Industries Limited (Materials, Chemicals)	4,075	84,175
Pidilite Industries Limited (Materials, Chemicals)	17,651	320,603
Piramal Enterprises Limited (Health Care, Pharmaceuticals)	6,707	169,266
PNB Housing Finance Limited (Financials, Thrifts & Mortgage Finance) 144A	2,641	19,615
Power Finance Corporation Limited (Financials, Diversified Financial Services) †	56,063	89,482
Prestige Estates Projects Limited (Real Estate, Real Estate Management & Development)	9,170	38,834
Procter & Gamble Health Limited (Health Care, Pharmaceuticals)	499	30,155
Procter & Gamble Hygiene & Healthcare Limited (Consumer Staples, Personal Products)	649	103,135
PT Ace Hardware Incorporated Indonesia Tbk (Consumer Discretionary, Specialty Retail)	430,500	48,223
PT Adaro Energy Tbk (Energy, Oil, Gas & Consumable Fuels)	932,800	81,343
PT AKR Corporindo Tbk (Industrials, Trading Companies & Distributors)	97,100	23,406
PT Aneka Tambang Tbk (Materials, Metals & Mining)	464,400	24,693
PT Astra International Tbk (Consumer Discretionary, Automobiles)	1,148,400	529,217
PT Bank Central Asia Tbk (Financials, Banks)	647,500	1,441,439
PT Bank Mandiri Persero Tbk (Financials, Banks)	1,009,800	499,352
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	389,500	207,107
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk (Financials, Banks)	292,500	32,558
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	2,957,300	857,523
PT Bank Tabungan Negara Persero Tbk (Financials, Banks)	239,300	36,137
PT Bank Tabungan Pensiunan Nasional Syariah Tbk (Financials, Banks) †	134,100	37,649
PT Bank Tabungan Pensiunan Nasional Tbk (Financials, Banks) †	497,277	111,054

9

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

	Shares	Value
Indonesia (continued)
PT Bayan Resources Group Tbk (Energy, Oil, Gas & Consumable Fuels)	10,952	$10,715
PT Bumi Serpong Damai Tbk (Real Estate, Real Estate Management & Development) †	531,400	47,093
PT Charoen Pokphand Indonesia Tbk (Consumer Staples, Food Products)	392,200	186,994
PT Ciputra Development Tbk (Real Estate, Real Estate Management & Development)	551,800	39,316
PT Gudang Garam Tbk (Consumer Staples, Tobacco)	26,100	93,214
PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples, Tobacco)	548,800	75,287
PT Hanson International Tbk (Real Estate, Real Estate Management & Development) †	10,045,000	35,608
PT Indo Tambangraya Megah Tbk (Energy, Oil, Gas & Consumable Fuels)	22,500	16,311
PT Indocement Tunggal Prakarsa Tbk (Materials, Construction Materials)	100,900	138,778
PT Indofood CBP Sukses Makmur Tbk (Consumer Staples, Food Products)	147,400	118,348
PT Indofood Sukses Makmur Tbk (Consumer Staples, Food Products)	255,700	144,120
PT Jasa Marga (Persero) Tbk (Industrials, Transportation Infrastructure)	120,600	42,238
PT Kalbe Farma Tbk (Health Care, Pharmaceuticals)	1,222,500	132,174
PT Mayora Indah Tbk (Consumer Staples, Food Products)	245,087	35,794
PT Media Nusantara Citra Tbk (Communication Services, Media)	367,300	32,551
PT Mitra Adiperkasa Tbk (Consumer Discretionary, Multiline Retail)	502,200	36,138
PT Mitra Keluarga Karyasehat Tbk (Health Care, Health Care Providers & Services)	346,800	65,647
PT Perusahaan Gas Negara Persero Tbk (Utilities, Gas Utilities)	547,500	74,527
PT Samudra Tbk (Energy, Energy Equipment & Services) †	1,288,600	42,025
PT Semen Gresik Persero Tbk (Materials, Construction Materials)	160,400	130,208
PT Sumber Alfaria Trijaya Tbk (Consumer Staples, Food & Staples Retailing)	1,194,600	71,989
PT Summarecon Agung Tbk (Real Estate, Real Estate Management & Development)	442,200	31,978
PT Surya Citra Media Tbk (Communication Services, Media)	416,200	35,409
PT Tambang Batubara Bukit Asam Tbk (Energy, Oil, Gas & Consumable Fuels)	235,800	40,456
PT Telekomunikasi Indonesia Persero Tbk (Communication Services, Diversified Telecommunication Services)	2,706,400	754,070
PT Unilever Indonesia Tbk (Consumer Staples, Household Products)	66,300	196,479
PT United Tractors Tbk (Energy, Oil, Gas & Consumable Fuels)	88,500	131,291
PT Waskita Karya Persero Tbk (Industrials, Construction & Engineering)	241,900	21,009
PT Wijaya Karya Persero Tbk (Industrials, Construction & Engineering)	179,400	22,067
PT XL Axiata Tbk (Communication Services, Wireless Telecommunication Services) †	228,800	54,179
Punjab National Bank (Financials, Banks) †	49,649	45,401
PVR Limited (Communication Services, Entertainment)	1,686	42,575
Rajesh Exports Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,704	63,001
RBL Bank Limited (Financials, Banks) 144A	24,190	126,164
REC Limited (Financials, Diversified Financial Services)	61,054	117,363
Relaxo Footwears Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	11,625	94,920
Reliance Nippon Life Asset Management Limited (Financials, Diversified Financial Services)	9,134	45,850
Sanofi India Limited (Health Care, Pharmaceuticals)	686	67,640
SBI Life Insurance Company Limited (Financials, Insurance) 144A	17,291	231,402
Schaeffler India Limited (Industrials, Machinery)	651	39,456
Shree Cement Limited (Materials, Construction Materials)	976	285,661
Shriram City Union Finance Limited (Financials, Consumer Finance)	1,653	31,227
Shriram Transport Finance Company Limited (Financials, Consumer Finance)	8,933	140,363
Siemens India Limited (Industrials, Industrial Conglomerates)	5,548	113,702
SKF India Limited (Industrials, Machinery)	1,846	54,843
Solar Industries India Limited (Materials, Chemicals)	1,850	27,283
Spicejet Limited (Industrials, Airlines) †	16,524	24,278
SRF Limited (Materials, Chemicals)	1,543	68,864
Star Cement Limited (Materials, Construction Materials) †	21,819	28,012
State Bank of India (Financials, Banks) †	181,149	863,228
Strides Shasun Limited (Health Care, Pharmaceuticals)	5,620	30,361
Sun Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	63,290	396,878
Sun TV Network Limited (Communication Services, Media)	7,632	51,385
Sundaram Finance Limited (Financials, Consumer Finance)	7,016	159,460
Sunteck Realty Limited (Real Estate, Real Estate Management & Development)	4,671	25,420
Supreme Industries Limited (Materials, Chemicals)	4,274	67,922
Tata Chemicals Limited (Materials, Chemicals)	10,637	100,369
Tata Communications Limited (Communication Services, Diversified Telecommunication Services)	5,373	33,341
Tata Consultancy Services Limited (Information Technology, IT Services)	60,790	1,739,914
Tata Motors Limited (Consumer Discretionary, Automobiles) †	93,942	211,488
Tata Power Company Limited (Utilities, Electric Utilities)	84,043	67,188
Tata Steel Limited (Materials, Metals & Mining)	39,224	233,745
Tata Tea Limited (Consumer Staples, Food Products)	26,046	117,327
Tech Mahindra Limited (Information Technology, IT Services)	36,160	383,816

10

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Indonesia (continued)
The Great Eastern Shipping Company Limited (Energy, Oil, Gas & Consumable Fuels)	6,253	$28,028
Thermax India Limited (Industrials, Machinery)	2,489	35,622
TI Financial Holdings Limited (Financials, Insurance)	6,996	48,386
Titan Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	21,109	341,246
Torrent Pharmaceuticals Limited (Health Care, Pharmaceuticals)	3,241	85,776
Torrent Power Limited (Utilities, Electric Utilities)	8,145	31,802
Trent Limited (Consumer Discretionary, Multiline Retail)	14,603	105,974
TTK Prestige Limited (Consumer Discretionary, Household Durables)	430	34,454
Tube Investments of India Limited (Consumer Discretionary, Auto Components)	7,853	51,521
Ujjivan Financial Services Limited (Financials, Consumer Finance)	5,669	26,738
United Breweries Limited (Consumer Staples, Beverages)	4,893	85,777
United Spirits Limited (Consumer Staples, Beverages) †	21,020	177,639
UPL Limited (Materials, Chemicals)	33,545	268,056
V-Guard Industries Limited (Industrials, Electrical Equipment)	11,366	37,566
Varun Beverages Limited (Consumer Staples, Beverages)	4,312	43,470
Vinati Organics Limited (Materials, Chemicals)	888	24,642
VIP Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,488	44,826
Voltas Limited (Industrials, Construction & Engineering)	15,739	153,710
Wabco India Limited (Consumer Discretionary, Auto Components)	410	35,616
Whirlpool of India Limited (Consumer Discretionary, Household Durables)	2,139	63,879
Wipro Limited (Information Technology, IT Services)	94,953	314,624
Yes Bank Limited (Financials, Banks)	132,139	125,807
Zee Entertainment Enterprises Limited (Communication Services, Media)	37,008	151,179
		46,167,800

Isle of Man (U.K.) : 0.07%
NEPI Rockcastle plc (Real Estate, Real Estate Management & Development)	19,605	165,961

Malaysia : 2.30%
Affin Holdings Bhd (Financials, Banks)	96,000	44,592
AirAsia Bhd (Industrials, Airlines)	136,200	55,113
Alliance Financial Group Bhd (Financials, Banks)	67,500	43,637
AMMB Holdings Bhd (Financials, Banks)	91,700	87,605
Asiatic Development Bhd (Consumer Staples, Food Products)	32,300	79,812
Astro Malaysia Holdings Bhd (Communication Services, Media)	132,100	44,281
Axiata Group Bhd (Communication Services, Wireless Telecommunication Services)	165,000	163,163
Batu Kawan Bhd (Materials, Chemicals)	16,400	61,414
Berjaya Sports Toto Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	47,000	29,822
Boustead Holdings Bhd (Industrials, Industrial Conglomerates)	124,000	28,651
British American Tobacco Malaysia Bhd (Consumer Staples, Tobacco)	9,000	35,125
Bursa Malaysia Bhd (Financials, Capital Markets)	39,200	56,691
Carlsberg Brewery Malaysia Bhd (Consumer Staples, Beverages)	9,700	63,498
Dialog Group Bhd (Energy, Energy Equipment & Services)	238,500	191,303
Digi.com Bhd (Communication Services, Wireless Telecommunication Services)	138,400	148,457
Felda Global Ventures Holdings Bhd (Consumer Staples, Food Products) †	114,000	36,303
Fraser & Neave Holdings Bhd (Consumer Staples, Beverages)	8,200	68,207
Gamuda Bhd (Industrials, Construction & Engineering)	99,900	89,938
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	127,600	178,118
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	179,100	134,652
HAP Seng Consolidated Bhd (Industrials, Industrial Conglomerates)	36,200	85,809
Hartalega Holdings Bhd (Health Care, Health Care Equipment & Supplies)	90,900	114,264
Heineken Malaysia Bhd (Consumer Staples, Beverages)	9,800	62,181
Hong Leong Financial Group Bhd (Financials, Banks)	19,500	76,104
IGB REIT Bhd (Real Estate, Equity REITs)	132,300	60,820
IHH Healthcare Bhd (Health Care, Health Care Providers & Services)	154,000	198,008
IJM Corporation Bhd (Industrials, Construction & Engineering)	134,400	67,256
Inari Amertron Bhd (Information Technology, Electronic Equipment, Instruments & Components)	130,400	56,825
IOI Properties Group Bhd (Real Estate, Real Estate Management & Development)	93,500	25,745
KLCC Property Holdings Bhd (Real Estate, Equity REITs)	23,600	45,205
Kossan Rubber Industries Bhd (Health Care, Health Care Equipment & Supplies)	31,900	31,927
Kuala Lumpur Kepong Bhd (Consumer Staples, Food Products)	27,200	152,005
Lotte Chemical Titan Holding Bhd (Materials, Chemicals) 144A	41,500	23,053

11

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

	Shares	Value
Malaysia (continued)
LPI Capital Bhd (Financials, Insurance)	14,100	$51,316
Magnum Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	53,000	34,644
Malaysia Airports Holdings Bhd (Industrials, Transportation Infrastructure)	52,100	103,539
Malaysian Resources Corporation Bhd (Industrials, Construction & Engineering)	114,800	20,478
Maxis Bhd (Communication Services, Wireless Telecommunication Services)	82,900	102,819
MISC Bhd (Industrials, Marine)	51,900	101,277
Nestle Malaysia Bhd (Consumer Staples, Food Products)	4,100	140,675
Oriental Holdings Bhd (Consumer Discretionary, Automobiles)	29,100	44,941
Petronas Chemicals Group Bhd (Materials, Chemicals)	130,900	221,275
Petronas Dagangan Bhd (Energy, Oil, Gas & Consumable Fuels)	14,200	77,859
PPB Group Bhd (Consumer Staples, Food Products)	41,000	178,666
Press Metal Bhd (Materials, Metals & Mining)	131,100	147,533
Ql Resources Bhd (Consumer Staples, Food Products)	45,560	79,088
RHB Capital Bhd (Financials, Banks)	98,400	133,352
Scientex Bhd (Materials, Chemicals)	21,000	46,812
Serba Dinamik Holdings Bhd (Energy, Energy Equipment & Services)	25,500	26,620
Sime Darby Bhd (Industrials, Industrial Conglomerates)	169,600	91,368
Sime Darby Plantation Bhd (Consumer Staples, Food Products)	132,500	157,991
Sime Darby Property Bhd (Real Estate, Real Estate Management & Development)	167,100	31,408
SP Setia Bhd (Real Estate, Real Estate Management & Development)	85,500	26,613
Sunway Bhd (Real Estate, Real Estate Management & Development)	138,650	58,428
Sunway REIT Bhd (Real Estate, Equity REITs)	110,100	49,033
Telecom Malaysia Bhd (Communication Services, Diversified Telecommunication Services)	84,000	75,623
Tenaga Nasional Bhd (Utilities, Electric Utilities)	131,200	413,406
TIME dotCom Bhd (Communication Services, Diversified Telecommunication Services)	21,100	45,974
Top Glove Corporation Bhd (Health Care, Health Care Equipment & Supplies)	98,600	106,237
UMW Holdings Bhd (Consumer Discretionary, Automobiles)	25,000	26,158
United Plantations Bhd (Consumer Staples, Food Products)	8,400	52,293
VS Industry Bhd (Information Technology, Electronic Equipment, Instruments & Components)	78,275	25,114
Westports Holdings Bhd (Industrials, Transportation Infrastructure)	48,900	48,824
Yinson Holdings Bhd (Energy, Energy Equipment & Services)	40,400	62,876
YTL Corporation Bhd (Utilities, Multi-Utilities)	294,262	58,831
YTL Power International Bhd (Utilities, Multi-Utilities)	143,200	23,315
		5,503,970

Mexico : 3.45%
Alpek SAB de CV (Materials, Chemicals)	17,900	19,434
Alsea SAB de CV (Consumer Discretionary, Hotels, Restaurants & Leisure) †	29,174	79,507
America Movil SAB de CV Series L (Communication Services, Wireless Telecommunication Services)	1,380,023	1,058,329
Arca Continental SAB de CV (Consumer Staples, Beverages)	29,767	156,435
Banco del Bajio SA (Financials, Banks) 144A	56,800	89,586
Banco Santander Mexico SA (Financials, Banks)	92,078	116,341
Becle SAB de CV ADR (Consumer Staples, Beverages)	33,700	57,921
Cemex SAB de CV ADR (Materials, Construction Materials)	83,525	311,548
CFE Capital S de RL de CV (Financials, Banks)	43,747	63,612
Coca-Cola Femsa SAB de CV (Consumer Staples, Beverages)	32,028	185,205
Controladora Vuela Compania de Aviacion SAB de CV Class A (Industrials, Airlines) †	41,700	43,719
Corporacion Inmobiliaria Vesta SAB de CV (Real Estate, Real Estate Management & Development)	35,200	59,762
El Puerto de Liverpool SAB de CV (Consumer Discretionary, Multiline Retail)	12,333	60,989
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	202,053	309,699
Fomento Economico Mexicano SAB de CV (Consumer Staples, Beverages)	125,128	1,137,132
Genomma Lab Internacional SAB de CV Class B (Health Care, Pharmaceuticals) †	58,993	55,158
Gentera SAB de CV (Financials, Consumer Finance)	56,248	53,511
GMexico Transportes SAB de CV (Industrials, Road & Rail) 144A	33,000	43,837
Gruma SAB de CV Class B (Consumer Staples, Food Products)	11,805	119,018
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	17,610	117,181
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation Infrastructure)	21,815	220,552
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation Infrastructure)	11,110	190,237
Grupo Carso SAB de CV (Industrials, Industrial Conglomerates)	26,101	88,521
Grupo Cementos de Chihuahua SAB de CV (Materials, Construction Materials)	8,800	46,759
Grupo Comercial Chedraui SAB de CV (Consumer Staples, Food & Staples Retailing)	17,744	24,632
Grupo Elektra SAB de CV (Financials, Banks)	3,439	243,089
Grupo Financiero Banorte SAB de CV (Financials, Banks)	156,200	825,831

12

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Mexico (continued)
Grupo Financiero Inbursa SAB de CV (Financials, Banks)	133,800	$157,983
Grupo Lala SAB de CV (Consumer Staples, Food Products)	36,367	35,229
Grupo Mexico SAB de CV Series B (Materials, Metals & Mining)	195,300	511,687
Industrias Bachoco SAB de CV Series B (Consumer Staples, Food Products)	11,255	48,027
Industrias CH SAB de CV Series B (Materials, Metals & Mining) †	8,400	38,626
Industrias Penoles SAB de CV (Materials, Metals & Mining)	22,683	241,543
Infraestructura Energetica Nova SAB de CV (Utilities, Gas Utilities)	24,500	99,903
Macquarie Mexico Real Estate Management SA de CV (Real Estate, Equity REITs) 144A	39,805	54,768
Nemak SAB de CV (Consumer Discretionary, Auto Components)	176,600	74,890
Orbia Advance Corporation SAB de CV (Materials, Chemicals)	51,424	111,637
PLA Administradora Industrial S de RL de CV (Real Estate, Equity REITs)	43,604	70,689
Prologis Property Mexico SA de CV (Real Estate, Equity REITs)	21,794	46,021
Promotora y Operadora de Infraestructura SAB de CV (Industrials, Transportation Infrastructure)	11,984	114,369
Regional SAB de CV (Financials, Banks)	13,300	71,622
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	290,239	798,982
		8,253,521

Netherlands : 0.09%
X5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing)	6,634	220,249

Philippines : 2.29%
Aboitiz Equity Ventures Incorporated (Industrials, Industrial Conglomerates)	154,910	149,225
Aboitiz Power Corporation (Utilities, Independent Power & Renewable Electricity Producers)	101,200	68,608
Alliance Global Group Incorporated (Industrials, Industrial Conglomerates)	381,700	83,078
Altus San Nicolas Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure) ‡†(a)	1,637	167
Ayala Corporation (Industrials, Industrial Conglomerates)	18,760	297,561
Ayala Land Incorporated (Real Estate, Real Estate Management & Development)	484,410	433,743
Bank of the Philippine Islands (Financials, Banks)	114,650	193,922
BDO Unibank Incorporated (Financials, Banks)	126,080	376,640
Bloomberry Resorts Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	251,100	55,048
China Banking Corporation (Financials, Banks)	149,603	73,896
Cosco Capital Incorporated (Consumer Staples, Food & Staples Retailing)	261,087	34,990
D&L Industries Incorporated (Materials, Chemicals)	223,800	38,625
DMCI Holdings Incorporated (Industrials, Industrial Conglomerates)	288,500	36,903
Energy Development Corporation (Utilities, Independent Power & Renewable Electricity Producers) †‡ (a)	231,800	31,339
First Gen Corporation (Utilities, Independent Power & Renewable Electricity Producers)	60,100	29,568
Globe Telecom Incorporated (Communication Services, Wireless Telecommunication Services)	1,960	74,828
Golden Bria Holdings Incorporated (Consumer Discretionary, Diversified Consumer Services) †	6,640	53,575
GT Capital Holdings Incorporated (Industrials, Industrial Conglomerates)	6,003	105,671
International Container Term Services Incorporated (Industrials, Transportation Infrastructure)	104,620	254,473
JG Summit Holdings (Industrials, Industrial Conglomerates)	272,660	412,625
Jollibee Foods Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	42,440	160,356
LT Group Incorporated (Industrials, Industrial Conglomerates)	196,900	42,856
MacroAsia Corporation (Industrials, Transportation Infrastructure)	96,200	34,077
Manila Electric Company (Utilities, Electric Utilities)	17,660	110,864
Manila Water Company (Utilities, Water Utilities)	66,600	24,509
Megaworld Corporation (Real Estate, Real Estate Management & Development)	821,400	71,609
Metro Pacific Investments Corporation (Financials, Diversified Financial Services)	870,100	73,628
Metropolitan Bank & Trust Company (Financials, Banks)	167,107	217,866
Philippine National Bank (Financials, Banks) †	81,720	60,307
Philippine Seven Corporation (Consumer Staples, Food & Staples Retailing)	17,993	53,078
Pilipinas Shell Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)	74,330	48,417
PLDT Incorporated (Communication Services, Wireless Telecommunication Services)	7,225	152,846
Puregold Price Club Incorporated (Consumer Staples, Food & Staples Retailing)	75,110	59,346
Rizal Commercial Banking (Financials, Banks)	82,600	40,231
Robinsons Land Company (Real Estate, Real Estate Management & Development)	109,400	56,406
Robinsons Retail Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	40,560	63,057
San Miguel Corporation (Industrials, Industrial Conglomerates)	28,850	90,385
San Miguel Food & Beverage Incorporated (Consumer Staples, Food Products)	42,520	75,308
Security Bank Corporation (Financials, Banks)	32,400	130,709
Semirara Mining & Power Corporation (Energy, Oil, Gas & Consumable Fuels)	107,900	46,290

13

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

	Shares	Value
Philippines (continued)
SM Investments Corporation (Industrials, Industrial Conglomerates)	38,240	$797,686
Universal Robina Corporation (Consumer Staples, Food Products)	59,050	174,425
Vista Land & Lifescapes Incorporated (Real Estate, Real Estate Management & Development)	326,200	48,787
Wilcon Depot Incorporated (Consumer Discretionary, Specialty Retail)	130,100	47,365
		5,484,893

Russia : 6.75%
Aeroflot PJSC (Industrials, Airlines)	27,218	43,637
Alrosa PJSC (Materials, Metals & Mining)	185,890	225,037
Credit Bank of Moscow PJSC (Financials, Banks)	575,700	53,159
Federal Grid Company Unified Energy System PJSC (Utilities, Electric Utilities)	15,060,000	45,648
Gazprom Neft PJSC (Energy, Oil, Gas & Consumable Fuels)	20,435	133,082
Gazprom PJSC (Energy, Oil, Gas & Consumable Fuels)	684,620	2,740,503
Inter Rao Ues PJSC (Utilities, Electric Utilities)	2,085,002	144,215
LSR Group PJSC (Real Estate, Real Estate Management & Development)	844	9,972
Lukoil PJSC (Energy, Oil, Gas & Consumable Fuels)	36,797	3,513,332
M.video PSJC (Consumer Discretionary, Specialty Retail) †	1,920	14,704
Magnit PJSC (Consumer Staples, Food & Staples Retailing)	5,996	306,898
Magnitogorsk Iron & Steel Works PJSC (Materials, Metals & Mining)	105,900	64,175
MMC Norilsk Nickel PJSC (Materials, Metals & Mining)	3,376	895,297
Mobile TeleSystems PJSC (Communication Services, Wireless Telecommunication Services)	51,634	244,249
Moscow Exchange MICEX-RTS PJSC (Financials, Capital Markets)	100,070	164,357
Nizhnekamskneftekhim PJSC (Materials, Chemicals)	24,882	36,409
Novatek PJSC (Energy, Oil, Gas & Consumable Fuels)	103,952	2,056,490
Novolipetsk Steel PJSC (Materials, Metals & Mining)	66,600	133,702
Novorossiysk Commercial Sea Port PJSC (Industrials, Transportation Infrastructure)	219,900	27,356
PhosAgro PJSC (Materials, Chemicals)	2,733	102,550
PIK Group PJSC (Real Estate, Real Estate Management & Development)	15,859	95,118
Polyus PJSC (Materials, Metals & Mining)	1,659	177,773
Rosgosstrakh PJSC (Financials, Insurance) †	11,193,000	24,437
Rostelecom PJSC (Communication Services, Diversified Telecommunication Services)	43,760	54,609
Rushydro PJSC (Utilities, Electric Utilities)	8,440,000	69,966
RussNeft PJSC (Energy, Oil, Gas & Consumable Fuels) †	6,600	56,796
Safmar Financial Investment PJSC (Financials, Consumer Finance)	3,840	29,868
Sberbank of Russia PJSC (Financials, Banks)	565,660	2,056,634
Severstal PJSC (Materials, Metals & Mining)	11,369	160,526
Sistema PJSFC (Communication Services, Wireless Telecommunication Services)	206,100	47,994
Surgutneftegas PJSC (Energy, Oil, Gas & Consumable Fuels)	1,785,100	1,224,164
Tatneft PJSC (Energy, Oil, Gas & Consumable Fuels)	84,106	968,741
United Wagon PJSC (Industrials, Road & Rail) †	4,134	22,185
VTB Bank PJSC (Financials, Banks)	303,820,000	213,665
		16,157,248

South Africa : 3.69%
Absa Group Limited (Financials, Banks)	35,286	354,678
ADvTECH Limited (Consumer Discretionary, Diversified Consumer Services)	27,968	20,426
AECI Limited (Materials, Chemicals)	4,166	29,937
African Rainbow Minerals Limited (Materials, Metals & Mining)	4,559	47,235
Anglo American Platinum Limited (Materials, Metals & Mining)	2,707	224,032
Anglogold Ashanti Limited (Materials, Metals & Mining)	20,516	383,797
Aspen Pharmacare Holdings Limited (Health Care, Pharmaceuticals) †	16,079	128,847
Assore Limited (Materials, Metals & Mining)	1,950	31,910
Astral Foods Limited (Consumer Staples, Food Products)	2,469	33,569
Attacq Limited (Real Estate, Equity REITs)	44,932	39,410
Avi Limited (Consumer Staples, Food Products)	18,869	111,832
Barloworld Limited (Industrials, Trading Companies & Distributors)	9,030	70,185
Bid Corporation Limited (Consumer Staples, Food & Staples Retailing)	15,107	332,683
Capitec Bank Holdings Limited (Financials, Banks)	3,882	375,540
Cashbuild Limited (Consumer Discretionary, Specialty Retail)	1,240	18,028
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	10,987	187,823
Coronation Fund Managers Limited (Financials, Capital Markets)	9,788	28,127
Dis-Chem Pharmacies Limited (Consumer Staples, Food & Staples Retailing)	22,275	39,440

14

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
South Africa (continued)
Equites Property Fund Limited (Real Estate, Equity REITs)	27,894	$38,308
Exxaro Resources Limited (Energy, Oil, Gas & Consumable Fuels)	12,547	114,187
Foschini Limited (Consumer Discretionary, Specialty Retail)	11,542	122,254
Gold Fields Limited (Materials, Metals & Mining)	39,720	208,625
Growthpoint Properties Limited (Real Estate, Equity REITs)	149,105	232,148
Harmony Gold Mining Company Limited (Materials, Metals & Mining) †	23,604	72,534
Hyprop Investments Limited (Real Estate, Equity REITs)	13,191	53,068
Impala Platinum Holdings Limited (Materials, Metals & Mining) †	35,781	275,004
Imperial Holdings Limited (Consumer Discretionary, Distributors)	9,532	35,362
Investec Limited (Financials, Capital Markets)	13,848	79,597
Italtile Limited (Consumer Discretionary, Specialty Retail)	34,836	33,289
JSE Limited (Financials, Capital Markets)	4,862	40,819
KAP Industrial Holdings Limited (Industrials, Industrial Conglomerates)	137,487	38,946
Kumba Iron Ore Limited (Materials, Metals & Mining)	2,791	71,607
Liberty Holdings Limited (Financials, Insurance)	4,599	34,995
Life Healthcare Group Holdings Limited (Health Care, Health Care Providers & Services)	61,638	104,003
Momentum Metropolitan Holdings Limited (Financials, Insurance)	37,670	52,325
Motus Holdings Limited (Consumer Discretionary, Specialty Retail)	11,168	54,085
Mr Price Group Limited (Consumer Discretionary, Specialty Retail)	13,066	156,073
MTN Group Limited (Communication Services, Wireless Telecommunication Services)	69,068	435,467
MultiChoice Group Limited (Communication Services, Media) †	21,431	177,323
Nampak Limited (Materials, Containers & Packaging) †	29,769	11,176
Nedbank Group Limited (Financials, Banks)	17,666	264,077
Netcare Limited (Health Care, Health Care Providers & Services)	61,767	84,321
Northam Platinum Limited (Materials, Metals & Mining) †	21,380	156,149
Pick’n Pay Stores Limited (Consumer Staples, Food & Staples Retailing)	18,068	83,714
Pioneer Foods Group Limited (Consumer Staples, Food Products)	8,436	62,044
PPC Limited (Materials, Construction Materials) †	73,021	15,102
PSG Group Limited (Financials, Diversified Financial Services)	8,787	139,885
Rand Merchant Investment Holdings Limited (Financials, Insurance)	51,334	105,783
Redefine Properties Limited (Real Estate, Equity REITs)	298,467	167,666
Remgro Limited (Financials, Diversified Financial Services)	24,851	326,020
Reunert Limited (Industrials, Industrial Conglomerates)	6,447	30,320
RMB Holdings Limited (Financials, Diversified Financial Services)	32,432	178,536
SA Corporate Real Estate Limited REIT (Real Estate, Equity REITs)	130,776	28,832
Santam Limited (Financials, Insurance)	1,864	36,800
Sappi Limited (Materials, Paper & Forest Products)	25,768	70,090
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	24,087	210,709
Sibanye Gold Limited (Materials, Metals & Mining) †	76,586	150,971
SPAR Group Limited (Consumer Staples, Food & Staples Retailing)	8,950	125,797
Standard Bank Group Limited (Financials, Banks)	59,498	673,096
Super Group Limited (Consumer Staples, Food & Staples Retailing) †	22,058	42,910
Telkom SA SOC Limited (Communication Services, Diversified Telecommunication Services)	14,087	45,086
The Bidvest Group Limited (Industrials, Industrial Conglomerates)	14,869	205,997
Tiger Brands Limited (Consumer Staples, Food Products)	10,114	141,039
Truworths International Limited (Consumer Discretionary, Specialty Retail)	21,863	76,257
Tsogo Sun Gaming Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	26,967	22,696
Vodacom Group Limited (Communication Services, Wireless Telecommunication Services)	25,326	209,378
Vukile Property Fund Limited REIT (Real Estate, Equity REITs)	46,355	62,332
Wilson Bayly Holmes Ovcon Limited (Industrials, Construction & Engineering)	2,739	26,275
Woolworths Holdings Limited (Consumer Discretionary, Multiline Retail)	49,928	177,826
		8,818,402

South Korea : 12.43%
AfreecaTV Company Limited (Communication Services, Interactive Media & Services)	510	29,275
Amorepacific Corporation (Consumer Staples, Personal Products)	1,726	276,183
Amorepacific Group (Consumer Staples, Personal Products)	2,269	155,986
Ananti Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure) †	2,914	27,015
Asiana Airlines (Industrials, Airlines) †	8,186	36,870
BGF Retail Company Limited (Consumer Staples, Food & Staples Retailing)	630	89,608
BH Company Limited (Information Technology, Electronic Equipment, Instruments & Components) †	1,510	26,591
BNK Financial Group Incorporated (Financials, Banks)	20,340	119,855

15

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

	Shares	Value
South Korea (continued)
Bukwang Pharmaceutical Company (Health Care, Pharmaceuticals)	2,721	$33,634
Celltrion Incorporated (Health Care, Pharmaceuticals) †	4,467	658,052
Chabiotech Company Limited (Health Care, Health Care Providers & Services) †	2,572	31,357
Cheil Worldwide Incorporated (Communication Services, Media)	5,570	111,527
Chong Kun Dang Pharmaceutical Corporation (Health Care, Pharmaceuticals)	517	40,138
CJ CGV Company Limited (Communication Services, Entertainment)	1,075	33,447
CJ Cheiljedang Corporation (Consumer Staples, Food Products)	525	110,232
CJ Corporation (Industrials, Industrial Conglomerates)	1,026	80,002
CJ ENM Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	783	101,161
CJ Korea Express Corporation (Industrials, Road & Rail) †	848	113,076
Com2us Corporation (Communication Services, Entertainment)	671	57,264
Cosmax Incorporated (Consumer Staples, Personal Products)	532	36,438
Coway Company Limited (Consumer Discretionary, Household Durables)	2,939	222,947
CrystalGenomics Incorporated (Health Care, Biotechnology) †	2,307	26,759
Daeduck Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	4,163	35,774
Daelim Industrial Company Limited (Industrials, Construction & Engineering)	1,651	125,661
Daesang Corporation (Consumer Staples, Food Products)	1,794	35,162
Daewoo Engineering & Construction Company Limited (Industrials, Construction & Engineering) †	13,165	49,711
Daewoo Shipbuilding & Marine Engineering Company Limited (Industrials, Machinery) †	2,193	48,923
Daewoong Company Limited (Health Care, Pharmaceuticals)	3,015	32,163
Daewoong Pharmaceutical Company (Health Care, Pharmaceuticals)	388	43,525
Daishin Securities Company Limited (Financials, Capital Markets)	3,267	33,330
Daou Technology Incorporated (Financials, Capital Markets)	1,774	28,311
DB HiTek Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,262	36,387
Dentium Company Limited (Health Care, Health Care Equipment & Supplies)	578	27,502
DGB Financial Group Incorporated (Financials, Banks)	10,314	61,911
Dong-A ST Company Limited (Health Care, Pharmaceuticals)	363	33,345
Dongbu Insurance Company Limited (Financials, Insurance)	3,199	150,857
Doosan Bobcat Incorporated (Industrials, Machinery)	2,763	73,218
Doosan Corporation (Industrials, Industrial Conglomerates)	921	53,179
Doosan Heavy Industries & Construction Company Limited (Industrials, Electrical Equipment) †	7,700	35,594
Doosan Infracore Company Limited (Industrials, Machinery) †	8,860	40,206
DoubleUGames Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	709	28,963
Douzone Bizon Company Limited (Information Technology, Software)	1,119	67,643
E-MART Incorporated (Consumer Staples, Food & Staples Retailing)	1,114	123,552
Ecopro BM Company Limited (Industrials, Electrical Equipment) †	545	23,002
Ecopro Company Limited (Materials, Chemicals) †	1,205	19,996
EO Technics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	534	40,689
F&F Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	519	48,554
Fila Korea Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,945	128,656
Grand Korea Leisure Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,692	27,934
Green Cross Corporation (Health Care, Biotechnology)	387	41,611
Green Cross Holdings Corporation (Health Care, Biotechnology)	2,316	42,549
GS Engineering & Construction Corporation (Industrials, Construction & Engineering)	4,378	111,197
GS Holdings Corporation (Energy, Oil, Gas & Consumable Fuels)	5,869	237,761
GS Home Shopping Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	310	39,237
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	1,787	57,643
Hana Financial Group Incorporated (Financials, Banks)	17,499	529,644
Hana Tour Service Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	532	21,867
Handsome Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,253	33,628
Hanjin Kal Corporation (Industrials, Airlines)	2,120	64,346
Hankook Tire Company Limited (Consumer Discretionary, Auto Components)	4,957	139,542
Hanmi Pharm Company Limited (Health Care, Pharmaceuticals)	346	93,593
Hanmi Science Company Limited (Health Care, Pharmaceuticals)	1,865	61,501
Hanon Systems (Consumer Discretionary, Auto Components)	10,080	92,168
Hansol Chemical Company Limited (Materials, Chemicals)	475	40,617
Hanssem Company Limited (Consumer Discretionary, Household Durables)	1,171	63,153
Hanwha Chem Corporation (Materials, Chemicals)	6,268	93,132
Hanwha Corporation (Industrials, Industrial Conglomerates)	3,527	73,308
Hanwha Life Insurance Company Limited (Financials, Insurance)	25,307	49,065
Hanwha Techwin Company Limited (Industrials, Aerospace & Defense) †	3,189	103,812
Harim Holdings Company Limited (Consumer Staples, Food Products)	4,079	27,006
HDC Holdings Company Limited (Industrials, Construction & Engineering)	2,595	25,156

16

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
South Korea (continued)
HDC Hyundai Development Co-Engineering & Construction (Industrials, Construction & Engineering)	1,785	$41,786
Hite Jinro Company Limited (Consumer Staples, Beverages)	2,226	53,240
Hotel Shilla Company Limited (Consumer Discretionary, Specialty Retail)	2,032	145,714
Hugel Incorporated (Health Care, Biotechnology) †	200	64,530
Hyosung Corporation (Materials, Chemicals)	607	40,804
Hyundai Construction Equipment Corporation (Industrials, Machinery)	1,000	23,579
Hyundai Department Store Company Limited (Consumer Discretionary, Multiline Retail)	1,129	79,527
Hyundai Elevator Company (Industrials, Machinery)	1,129	67,865
Hyundai Engineering & Construction Company Limited (Industrials, Construction & Engineering)	4,387	152,096
Hyundai Glovis Company Limited (Industrials, Air Freight & Logistics)	1,311	167,045
Hyundai Greenfood Company Limited (Consumer Staples, Food & Staples Retailing)	3,882	38,454
Hyundai Home Shopping Network Corporation (Consumer Discretionary, Internet & Direct Marketing Retail)	553	39,796
Hyundai Marine & Fire Insurance Company Limited (Financials, Insurance)	4,202	99,611
Hyundai Merchant Marine Company Limited (Industrials, Marine) †	14,320	43,767
Hyundai Mipo Dockyard Company Limited (Industrials, Machinery)	1,401	53,376
Hyundai Mobis Company (Consumer Discretionary, Auto Components)	3,941	817,462
Hyundai Motor Company (Consumer Discretionary, Automobiles)	9,262	948,823
Hyundai Robotics Company Limited (Industrials, Machinery)	667	195,388
Hyundai Rotem Company (Industrials, Machinery) †	3,277	42,032
Hyundai Steel Company (Materials, Metals & Mining)	5,049	135,720
Hyundai Wia Corporation (Consumer Discretionary, Auto Components)	1,009	45,446
Industrial Bank of Korea (Financials, Banks)	16,312	162,271
ING Life Insurance Korea Limited (Financials, Insurance)	1,723	41,647
Innocean Worldwide Incorporated (Communication Services, Media)	766	41,635
JB Financial Group Company Limited (Financials, Banks)	9,519	43,519
JYP Entertainment Corporation (Communication Services, Entertainment)	1,808	33,982
Kakao Corporation (Communication Services, Interactive Media & Services)	3,160	416,018
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,442	160,075
KB Financial Group Incorporated (Financials, Banks)	24,442	952,931
KCC Corporation (Industrials, Building Products)	402	73,855
KEPCO Plant Service & Engineering Company Limited (Industrials, Commercial Services & Supplies)	1,483	44,635
Kia Motors Corporation (Consumer Discretionary, Automobiles)	15,658	573,347
Kiwoom Securities Company (Financials, Capital Markets)	651	41,502
KMW Company Limited (Information Technology, Communications Equipment) †	1,598	62,775
Koh Young Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	731	62,013
Kolmar Korea Company Limited (Consumer Staples, Personal Products)	929	37,242
Kolon Industries Incorporated (Materials, Chemicals)	1,064	43,014
Korea Aerospace Industries Limited (Industrials, Aerospace & Defense)	5,744	181,392
Korea Electric Power Corporation (Utilities, Electric Utilities) †	18,179	429,407
Korea Gas Corporation (Utilities, Gas Utilities)	2,850	90,243
Korea Investment Holdings Company Limited (Financials, Capital Markets)	2,404	145,931
Korea Petrochemical Industrial Company Limited (Materials, Chemicals)	244	24,273
Korea Reinsurance Company (Financials, Insurance)	7,242	51,810
Korea Zinc Company Limited (Materials, Metals & Mining)	813	279,455
Korean Air Lines Company Limited (Industrials, Airlines)	4,561	95,572
KT&G Corporation (Consumer Staples, Tobacco)	8,171	676,564
Kumho Petrochemical Company Limited (Materials, Chemicals)	1,355	83,859
Kumho Tire Company Incorporated (Consumer Discretionary, Auto Components) †	9,038	32,482
L&F Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,191	20,419
LEENO Industrial Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	625	31,220
LG Chem Limited (Materials, Chemicals)	2,699	700,371
LG Corporation (Industrials, Industrial Conglomerates)	7,939	477,221
LG Display Company Limited (Information Technology, Electronic Equipment, Instruments & Components) †	12,996	161,742
LG Electronics Incorporated (Consumer Discretionary, Household Durables)	6,124	362,416
LG Household & Health Care Limited (Consumer Staples, Personal Products)	597	639,381
LG Innotek Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	796	82,218
LG International Corporation (Industrials, Trading Companies & Distributors)	1,745	21,939
LG Uplus Corporation (Communication Services, Diversified Telecommunication Services)	15,751	178,693

17

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

	Shares	Value
South Korea (continued)
Lotte Chemical Corporation (Materials, Chemicals)	912	$169,868
Lotte Corporation (Industrials, Industrial Conglomerates)	2,570	77,569
LOTTE Fine Chemical Company Limited (Materials, Chemicals)	1,114	42,395
Lotte Shopping Company Limited (Consumer Discretionary, Multiline Retail)	768	86,153
LS Corporation (Industrials, Electrical Equipment)	1,910	71,394
LS Industrial Systems Company Limited (Industrials, Electrical Equipment)	980	41,817
Mando Corporation (Consumer Discretionary, Auto Components)	2,151	63,283
Medy-Tox Incorporated (Health Care, Biotechnology)	281	71,918
Meritz Financial Group Incorporated (Financials, Diversified Financial Services)	3,002	31,770
Meritz Fire & Marine Insurance Company Limited (Financials, Insurance)	3,135	48,837
Meritz Securities Company Limited (Financials, Capital Markets)	19,490	70,129
Mirae Asset Daewoo Company Limited (Financials, Capital Markets)	27,917	170,884
Mirae Asset Life Insurance Company Limited (Financials, Insurance)	8,946	32,189
Naver Corporation (Communication Services, Interactive Media & Services)	9,435	1,373,932
NCsoft Corporation (Communication Services, Entertainment)	1,025	427,825
NEPES Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	1,101	21,020
Netmarble Games Corporation (Communication Services, Entertainment) †144A	1,586	118,163
NH Investment & Securities Company Limited (Financials, Capital Markets)	8,907	93,508
NHN Entertainment Corporation (Communication Services, Entertainment) †	711	40,752
Nong Shim Company Limited (Consumer Staples, Food Products)	278	55,193
OIC Company Limited (Materials, Chemicals)	1,347	70,592
Orion Corporation of Republic of Korea (Consumer Staples, Food Products)	1,223	106,649
Osstem Implant Company Limited (Health Care, Health Care Equipment & Supplies) †	757	25,604
Ottogi Corporation (Consumer Staples, Food Products)	176	82,997
Pan Ocean Company Limited (Industrials, Marine) †	15,621	55,546
Paradise Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,902	46,190
Partron Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,555	25,633
Pearl Abyss Corporation (Communication Services, Entertainment) †	463	72,636
Pharmicell Company Limited (Health Care, Biotechnology) †	2,881	18,708
Poongsan Corporation (Materials, Metals & Mining)	942	16,947
POSCO (Materials, Metals & Mining)	4,991	973,988
POSCO Chemtech Company Limited (Materials, Construction Materials)	1,435	58,438
Posco International Corporation (Industrials, Trading Companies & Distributors)	2,533	39,137
S1 Corporation Incorporated (Industrials, Commercial Services & Supplies)	1,311	103,890
Sam Chun Dang Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	953	25,012
Samsung C&T Corporation (Industrials, Industrial Conglomerates)	7,751	649,006
Samsung Card Company Limited (Financials, Consumer Finance)	1,839	57,763
Samsung Engineering Company Limited (Industrials, Construction & Engineering) †	8,804	140,131
Samsung Fire & Marine Insurance (Financials, Insurance)	1,938	381,480
Samsung Heavy Industries Company Limited (Industrials, Machinery) †	30,746	181,173
Samsung SDS Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	2,304	381,350
Samsung Securities Company Limited (Financials, Capital Markets)	3,825	116,905
Samyang Holdings Corporation (Consumer Staples, Food Products)	582	32,422
Sangsangin Company Limited (Financials, Thrifts & Mortgage Finance) †	2,469	17,141
Seegene Incorporated (Health Care, Biotechnology) †	1,430	34,081
Seoul Semiconductor Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,537	28,460
SFA Engineering Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,296	46,797
Shinhan Financial Group Company Limited (Financials, Banks)	26,447	975,123
Shinsegae Company Limited (Consumer Discretionary, Multiline Retail)	441	105,102
Shinsegae International Company Limited (Consumer Discretionary, Specialty Retail)	191	34,363
SK Company Limited (Industrials, Industrial Conglomerates)	2,647	577,067
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	33,876	2,320,254
SK Innovation Company Limited (Energy, Oil, Gas & Consumable Fuels)	3,596	446,018
SK Materials Company Limited (Materials, Chemicals)	311	45,815
SK Networks Company Limited (Industrials, Trading Companies & Distributors)	9,887	47,880
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	3,489	726,660
SKC Company Limited (Materials, Chemicals)	1,175	47,203
SM Entertainment Company (Communication Services, Entertainment) †	1,235	40,151
Soulbrain Company Limited (Materials, Chemicals)	603	35,941
Ssangyong Cement Industrial Company Limited (Materials, Construction Materials)	6,763	31,263
Studio Dragon Corporation (Communication Services, Entertainment) †	620	39,998

18

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
South Korea (continued)
Taekwang Industrial Company Limited (Materials, Chemicals)	35	$31,825
Taeyoung Engineering & Construction Company Limited (Industrials, Construction & Engineering)	2,857	27,817
Wonik IPS Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,101	54,253
Woori Financial Group Incorporated (Financials, Banks)	28,063	277,981
Young Poong Corporation (Materials, Metals & Mining)	57	30,451
Youngone Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,504	45,267
Yuhan Corporation (Health Care, Pharmaceuticals)	623	113,930
Yungjin Pharmaceutical Company (Health Care, Pharmaceuticals) †	5,955	32,771
		29,750,239

Taiwan : 11.44%
Accton Technology Corporation (Information Technology, Communications Equipment)	25,000	130,283
Acer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	186,000	109,428
Advantech Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	24,000	235,591
Aerospace industrial Development Corporation (Industrials, Aerospace & Defense)	38,000	39,606
Airtac International Group (Industrials, Machinery)	8,000	115,632
ASE Technology Holding Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	196,000	485,656
Asia Cement Corporation (Materials, Construction Materials)	127,000	189,186
Asia Optical Company Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	14,000	35,975
ASMedia Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	2,000	37,168
Asustek Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	42,000	317,301
AU Optronics Corporation (Information Technology, Electronic Equipment, Instruments & Components)	503,000	144,748
BizLink Holding Incorporated (Industrials, Electrical Equipment)	6,000	44,739
Capital Securities Corporation (Financials, Capital Markets)	221,700	77,023
Career Technology Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	18,840	22,477
Cathay No.1 REIT (Real Estate, Equity REITs)	104,500	60,144
Cathay Real Estate Development Company Limited (Real Estate, Real Estate Management & Development)	43,000	29,315
Chailease Holding Company Limited (Financials, Diversified Financial Services)	75,211	336,484
Chang Hwa Commercial Bank (Financials, Banks)	382,105	287,419
Cheng Loong Corporation (Materials, Containers & Packaging)	61,000	37,587
Cheng Shin Rubber Industry Company Limited (Consumer Discretionary, Auto Components)	139,000	189,522
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	38,335	111,196
Chilisin Electronics Corporation (Information Technology, Electronic Equipment, Instruments & Components)	13,225	41,872
Chin Poon Industrial Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	24,000	24,424
China Airlines (Industrials, Airlines)	311,000	91,841
China Bills Finance Corporation (Financials, Capital Markets)	102,535	50,242
China Motor Company Limited (Consumer Discretionary, Automobiles)	20,800	26,758
China Petrochemical Development Corporation (Materials, Chemicals)	169,350	54,229
China Steel Chemical Corporation (Materials, Chemicals)	10,000	40,478
China Steel Corporation (Materials, Metals & Mining)	732,000	561,407
ChipMOS Technologies Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	34,000	38,167
Chong Hong Construction Company Limited (Real Estate, Real Estate Management & Development)	19,000	51,002
Chroma ATE Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	23,000	105,161
Chunghwa Telecom Company Limited (Communication Services, Diversified Telecommunication Services)	255,000	944,429
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	6,000	30,678
Clevo Company (Information Technology, Technology Hardware, Storage & Peripherals)	35,000	43,592
Compal Electronic Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	246,000	151,581

19

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

	Shares	Value
Taiwan (continued)
Compeq Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	55,000	$88,240
CTBC Financial Holding Company Limited (Financials, Banks)	1,149,000	822,853
CTCI Corporation (Industrials, Construction & Engineering)	43,000	53,062
Cub Elecparts Incorporated (Consumer Discretionary, Auto Components)	4,011	32,471
Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	120,000	550,630
E.SUN Financial Holding Company Limited (Financials, Banks)	673,764	597,346
Eclat Textile Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	14,000	181,708
Elan Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	18,100	53,036
Elite Material Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	16,000	63,978
Ennoconn Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	3,000	25,221
Eternal Chemical Company Limited (Materials, Chemicals)	59,453	51,248
Eva Airways Corporation (Industrials, Airlines)	254,869	116,949
Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine) †	177,850	72,281
Everlight Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	32,000	34,926
Far Eastern Department Stores Company Limited (Consumer Discretionary, Multiline Retail)	56,000	48,272
Far Eastern International Bank (Financials, Banks)	222,259	87,780
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	238,000	232,068
Far EasTone Telecommunications Company Limited (Communication Services, Wireless Telecommunication Services)	111,000	265,945
Feng Hsin Iron & Steel Company (Materials, Metals & Mining)	32,506	57,638
Feng Tay Enterprise Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	30,400	190,308
First Financial Holding Company Limited (Financials, Banks)	609,503	458,468
Flexium Interconnect Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	15,000	55,555
Formosa Plastics Corporation (Materials, Chemicals)	281,000	895,207
Formosa Taffeta Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	66,000	73,548
Foxconn Technology Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	54,000	117,874
Fusheng Precision Company Limited (Consumer Discretionary, Leisure Products)	8,000	46,804
General Interface Solution Holding Limited (Information Technology, Electronic Equipment, Instruments & Components)	11,000	38,036
Getac Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	24,000	36,932
Giant Manufacturing Company Limited (Consumer Discretionary, Leisure Products)	21,000	152,112
Gigabyte Technology Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	34,000	56,053
Global Unichip Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	5,000	43,673
Gourmet Master Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,936	23,833
Grand Pacific Petrochemical Corporation (Materials, Chemicals) †	53,000	31,615
Grape King Bio Limited (Consumer Staples, Personal Products)	7,000	43,936
Great Wall Enterprises Company Limited (Consumer Staples, Food Products)	55,377	71,875
Greatek Electronic Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	23,000	34,639
Hannstar Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	154,000	34,676
Highwealth Construction Corporation (Real Estate, Real Estate Management & Development)	60,000	91,542
Hiwin Technologies Corporation (Industrials, Machinery)	16,376	139,819
Holtek Semiconductor Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	16,000	35,555
Holy Stone Enterprise Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	10,000	32,284
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	716,400	2,078,019
Hota Industrial Manufacturing Company Limited (Consumer Discretionary, Auto Components)	12,000	44,837
Hotai Motor Company Limited (Consumer Discretionary, Specialty Retail)	21,000	410,908
Hua Nan Financial Holdings Company Limited Class C (Financials, Banks)	554,574	394,430
Huaku Development Company Limited (Real Estate, Real Estate Management & Development)	16,000	49,295
Hung Sheng Construction Company Limited (Real Estate, Real Estate Management & Development) †	41,200	30,315

20

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Taiwan (continued)
Innolux Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	536,000	$138,785
International CSRC Investment Holdings Company Limited (Materials, Chemicals)	52,206	52,359
Inventec Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	189,000	141,546
ITEQ Corporation (Information Technology, Electronic Equipment, Instruments & Components)	10,000	45,722
Kenda Rubber Industrial Company Limited (Consumer Discretionary, Auto Components)	51,875	51,857
King Slide Works Company Limited (Industrials, Machinery)	4,000	46,672
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	59,000	71,356
King’s Town Bank Company Limited (Financials, Banks)	61,000	65,377
Kinpo Electronics Incorporated (Consumer Discretionary, Household Durables)	93,000	36,273
Lien Hwa Industrial Corporation (Consumer Staples, Food Products)	65,100	75,853
Lite-On Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	139,000	220,501
LOTES Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	5,000	49,737
Machvision Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	3,000	28,564
Macronix International Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	107,536	116,487
Makalot Industrial Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	14,800	73,732
Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	86,000	1,188,083
Mega Financial Holding Company Limited (Financials, Banks)	672,000	667,364
Mercuries Life Insurance Company (Financials, Insurance) †	90,302	34,924
Merida Industry Company Limited (Consumer Discretionary, Leisure Products)	15,000	86,036
Merry Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	12,000	61,553
Micro-Star International Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	45,000	123,744
Mitac Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	61,754	57,381
Nan Kang Rubber Tire Company Limited (Consumer Discretionary, Auto Components)	28,000	44,234
Nan Pao Resins Chemical Company Limited (Materials, Chemicals)	5,000	25,893
Nanya Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	69,000	161,020
Nien Made Enterprise Company Limited (Consumer Discretionary, Household Durables)	9,000	82,595
Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)	32,000	234,411
Oriental Union Chemical Corporation (Materials, Chemicals)	43,000	29,737
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	126,000	280,821
Pharmally International Holding Company Limited (Health Care, Pharmaceuticals)	5,128	35,884
Pou Chen Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	149,000	194,122
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	41,000	126,452
Primax Electronics Limited (Information Technology, Technology Hardware, Storage & Peripherals)	22,000	45,066
Prince Housing & Development Corporation (Real Estate, Real Estate Management & Development)	103,800	38,104
Qisda Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	80,000	57,947
Quanta Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	164,000	324,124
Radiant Opto-Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	25,000	95,869
Realtek Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	28,000	211,534
Ritek Corporation (Information Technology, Technology Hardware, Storage & Peripherals) †	82,000	18,759
Ruentex Development Company Limited (Real Estate, Real Estate Management & Development)	43,880	65,582
Sanyang Industry Company Limited (Consumer Discretionary, Automobiles)	53,000	36,566
Sercomm Corporation (Information Technology, Communications Equipment)	18,000	44,660
Shihlin Electric & Engineering Corporation (Industrials, Electrical Equipment)	23,700	34,644
Shin Kong No.1 REIT (Real Estate, Equity REITs)	117,000	68,258
Shin Zu Shing Company Limited (Industrials, Machinery)	9,000	36,873
Shinkong Synthetic Fibers Corporation (Materials, Chemicals)	92,000	35,430
Sinbon Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	12,000	46,017
Sinopac Financial Holdings Company Limited (Financials, Banks)	683,400	287,825

21

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

	Shares	Value
Taiwan (continued)
Sitronix Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	7,000	$38,774
Standard Foods Corporation (Consumer Staples, Food Products)	34,000	73,883
Synnex Technology International Corporation (Information Technology, Electronic Equipment, Instruments & Components)	82,000	99,038
Systex Corporation (Information Technology, IT Services)	17,000	41,622
Ta Chen Stainless Pipe Company (Materials, Metals & Mining)	48,840	46,582
Taichung Commercial Bank (Financials, Banks)	193,685	75,860
Tainan Spinning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	152,000	52,559
Taishin Financial Holdings Company Limited (Financials, Banks)	624,481	291,665
Taiwan Business Bank (Financials, Banks)	297,171	121,749
Taiwan Cement Corporation (Materials, Construction Materials)	306,896	416,430
Taiwan Cooperative Financial Holdings Company Limited (Financials, Banks)	584,315	397,389
Taiwan Fertilizer Company Limited (Materials, Chemicals)	37,000	58,816
Taiwan Glass Industrial Corporation (Industrials, Building Products)	92,000	34,375
Taiwan High Speed Rail Corporation (Industrials, Transportation Infrastructure)	185,000	217,982
Taiwan Hon Chuan Enterprise Company Limited (Materials, Containers & Packaging)	17,000	32,707
Taiwan Mobile Company Limited (Communication Services, Wireless Telecommunication Services)	131,000	491,618
Taiwan Paiho Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	17,000	43,182
Taiwan Secom Company Limited (Industrials, Commercial Services & Supplies)	19,000	54,925
Taiwan Surface Mounting Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	14,000	50,933
TECO Electric & Machinery Company Limited (Industrials, Electrical Equipment)	105,000	93,263
The Shanghai Commercial & Savings Bank Limited (Financials, Banks)	257,000	420,324
Tong Hsing Electronic Industries Limited (Information Technology, Electronic Equipment, Instruments & Components)	7,000	29,138
Tong Yang Industry Company Limited (Consumer Discretionary, Auto Components)	24,000	35,555
Topco Scientific Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	12,000	39,134
TPK Holding Company Limited (Information Technology, Electronic Equipment, Instruments & Components) †	19,000	34,500
Transcend Information Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	13,000	30,465
Tripod Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	27,000	111,945
TSRC Corporation (Materials, Chemicals)	48,000	38,387
Tung Ho Steel Enterprise Corporation (Materials, Metals & Mining)	44,000	32,592
U-Ming Marine Transport Corporation (Industrials, Marine)	33,000	36,504
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	338,000	803,166
Unimicron Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	72,000	108,907
Union Bank of Taiwan (Financials, Banks) †	178,382	64,897
Unitech Printed Circuit Board Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	31,000	35,968
United Integrated Services Company Limited (Industrials, Construction & Engineering)	10,000	57,521
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	623,000	305,267
United Renewable Energy Company Limited (Information Technology, Semiconductors & Semiconductor Equipment) †	142,000	33,417
Visual Photonics Epitaxy Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	9,000	35,103
Voltronic Power Technology Corporation (Industrials, Electrical Equipment)	4,200	96,636
Walsin Lihwa Corporation (Industrials, Electrical Equipment)	177,000	82,378
Walsin Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	21,000	117,009
Wan Hai Lines Limited (Industrials, Marine)	87,000	51,754
Waterland Financial Holdings (Financials, Capital Markets)	188,762	67,745
Windbond Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	160,000	91,509
Wistron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	155,607	141,273
Wistron Neweb Corporation (Information Technology, Communications Equipment)	22,599	55,552
Wiwynn Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	5,000	90,625
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	82,440	102,542

22

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Taiwan (continued)
WT Microelectronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	32,000	$44,785
Yageo Corporation (Information Technology, Electronic Equipment, Instruments & Components)	14,566	157,545
YFY Incorporated (Materials, Paper & Forest Products)	97,000	41,171
Yieh Phui Enterprise Company Limited (Materials, Metals & Mining)	107,013	32,198
Yuanta Financial Holding Company Limited (Financials, Capital Markets)	681,000	440,824
Yulon Finance Corporation (Financials, Consumer Finance)	8,100	30,530
Yulon Motor Company Limited (Consumer Discretionary, Automobiles)	52,000	32,638
Yungtay Engineering Company Limited (Industrials, Machinery)	25,000	51,294
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	31,000	136,658
		27,387,282

Thailand : 4.52%
Advanced Info Service PCL (Communication Services, Wireless Telecommunication Services)	58,600	411,126
Aeon Thana Sinsap PCL (Financials, Consumer Finance)	4,300	27,393
Airports of Thailand PCL (Industrials, Transportation Infrastructure)	241,300	602,901
Amata Corporation PCL (Real Estate, Real Estate Management & Development)	63,200	44,340
AP Thailand PCL (Real Estate, Real Estate Management & Development)	149,100	33,799
B.Grimm PCL (Utilities, Independent Power & Renewable Electricity Producers)	38,300	67,176
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	81,400	67,345
Bangkok Bank PCL (Financials, Banks)	79,600	464,943
Bangkok Chain Hospital PCL (Health Care, Health Care Providers & Services)	78,200	45,030
Bangkok Dusit Medical Services PCL (Health Care, Health Care Providers & Services)	634,500	516,545
Bangkok Expressway and Metro PCL (Industrials, Transportation Infrastructure)	482,800	172,557
Bangkok Insurance PCL (Financials, Insurance)	7,500	74,212
Bangkok Life Assurance PCL (Financials, Insurance)	90,600	65,362
Bangkokland PCL (Real Estate, Real Estate Management & Development)	1,193,500	50,951
Bank of Ayudhya PCL (Financials, Banks)	116,800	124,656
Banpu PCL (Energy, Oil, Gas & Consumable Fuels)	299,400	114,935
BTS Group Holdings PCL (Industrials, Road & Rail)	516,600	234,216
Bumrungrad Hospital PCL (Health Care, Health Care Providers & Services)	27,200	121,969
Carabao Group PCL (Consumer Staples, Beverages)	28,200	81,425
Central Plaza Hotel PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	69,000	63,366
CH Karnchang PCL (Industrials, Construction & Engineering)	81,900	53,394
Charoen Pokphand Foods PCL (Consumer Staples, Food Products)	341,700	310,970
Chularat Hospital PCL (Health Care, Health Care Providers & Services)	327,800	28,639
Cimb Thai Bank PCL (Financials, Banks) †	1,894,100	35,729
Com7 PCL (Consumer Discretionary, Specialty Retail)	33,300	30,856
CP All PCL (Consumer Staples, Food & Staples Retailing)	356,100	895,627
Delta Electronics Thailand PCL (Information Technology, Electronic Equipment, Instruments & Components)	37,800	58,168
Electricity Genera PCL (Utilities, Independent Power & Renewable Electricity Producers)	13,600	155,274
Esso Thailand PCL (Energy, Oil, Gas & Consumable Fuels)	94,000	23,020
GFPT PCL (Consumer Staples, Food Products)	87,000	35,701
Global Power Synergy PCL (Utilities, Independent Power & Renewable Electricity Producers)	33,500	90,353
Gulf Energy Development PCL (Utilities, Independent Power & Renewable Electricity Producers)	52,000	287,383
Gunkul Engineering PCL (Industrials, Electrical Equipment)	296,300	29,613
Hana Microelectronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	34,800	35,989
Home Product Center PCL (Consumer Discretionary, Specialty Retail)	389,900	212,901
Impact Growth REIT (Real Estate, Equity REITs)	37,700	32,126
Indorama Ventures PCL (Materials, Chemicals)	124,700	143,404
IRPC PCL (Energy, Oil, Gas & Consumable Fuels)	706,900	81,878
Jasmine International PCL (Communication Services, Diversified Telecommunication Services)	208,500	35,880
KCE Electronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	45,200	29,169
Kiatnakin Bank PCL (Financials, Banks)	52,800	119,692
Krung Thai Bank PCL (Financials, Banks)	402,100	218,232
Krungthai Card PCL (Financials, Consumer Finance)	50,700	68,791
Land & Houses PCL (Real Estate, Real Estate Management & Development)	504,300	163,552
Major Cineplex Group PCL (Communication Services, Entertainment)	46,400	37,928
MBK PCL (Real Estate, Real Estate Management & Development)	69,600	51,364

23

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

	Shares	Value
Thailand (continued)
Minor International PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	198,100	$252,398
MK Restaurants Group PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	15,800	37,124
Muangthai Leasing PCL (Financials, Consumer Finance)	31,500	62,807
Osotspa PCL (Consumer Staples, Beverages)	36,300	49,253
Plan B Media PCL (Communication Services, Media)	128,800	34,099
Pruksa Holding PCL (Real Estate, Real Estate Management & Development)	54,500	27,956
PTG Energy PCL (Consumer Discretionary, Specialty Retail)	53,300	34,396
PTT Global Chemical PCL (Materials, Chemicals)	134,300	238,889
Quality Houses PCL (Real Estate, Real Estate Management & Development)	554,900	49,214
Ramkamhaeng Hospital PCL (Health Care, Health Care Providers & Services)	7,100	35,949
Ratchaburi Electricity Generating Holding PCL (Utilities, Independent Power & Renewable Electricity Producers)	41,400	96,932
Robinson PCL (Consumer Discretionary, Multiline Retail)	31,000	67,453
Saha Pathana Inter Holding PCL (Real Estate, Real Estate Management & Development)	10,783	23,017
Sansiri PCL (Real Estate, Real Estate Management & Development)	989,300	36,341
Siam City Cement PCL (Materials, Construction Materials)	5,800	39,348
Siam Commercial Bank PCL (Financials, Banks)	159,500	638,686
Sino Thai Engineering & Construction PCL (Industrials, Construction & Engineering)	77,800	37,590
Sri Trang Agro-Industry PCL (Consumer Discretionary, Auto Components)	65,900	21,590
Srisawad Power 1979 PCL (Financials, Diversified Financial Services)	42,740	88,754
Star Petroleum Refining PCL (Energy, Oil, Gas & Consumable Fuels)	130,400	42,938
STARK Corporation plc (Communication Services, Media) †	1,421,200	91,713
Supalai PCL (Real Estate, Real Estate Management & Development)	92,700	53,379
Thai Airways International PCL (Industrials, Airlines) †	123,500	28,201
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	67,400	153,904
Thai President Foods PCL (Consumer Staples, Food Products)	7,900	47,320
Thai Union Group PCL (Consumer Staples, Food Products)	282,400	128,969
Thai Vegetable Oil PCL (Consumer Staples, Food Products)	59,900	51,044
Thaifoods Group PCL (Consumer Staples, Food Products)	194,000	29,918
Thanachart Capital PCL (Financials, Banks)	63,600	117,339
The Siam Cement PCL (Materials, Construction Materials)	47,100	593,864
Thonburi Healthcare Group PCL (Health Care, Health Care Providers & Services)	40,800	35,781
Tipco Asphalt PCL (Materials, Construction Materials)	70,300	51,880
Tisco Financial Group PCL (Financials, Banks)	42,700	137,776
TMB Bank PCL (Financials, Banks)	2,182,600	115,567
TOA Paint Thailand PCL (Materials, Chemicals)	36,100	53,163
Total Access Communication PCL (Communication Services, Wireless Telecommunication Services)	38,100	67,456
TPI Polene PCL (Materials, Construction Materials)	578,000	24,675
TPI Polene Power PCL (Utilities, Independent Power & Renewable Electricity Producers)	105,600	16,914
True Corporation PCL (Communication Services, Diversified Telecommunication Services)	1,267,800	186,284
TTW PCL (Utilities, Water Utilities)	73,700	33,170
VGI Global Media PCL (Communication Services, Media)	192,900	63,199
Vibhavadi Medical Center PCL (Health Care, Health Care Providers & Services)	400,200	24,899
WHA Corporation PCL (Real Estate, Real Estate Management & Development)	580,600	81,083
WHA Premium Growth Freehold & Leasehold REIT (Real Estate, Equity REITs)	94,600	53,534
		10,805,646

Turkey : 0.99%
Akbank TAS (Financials, Banks) †	174,626	235,963
Anadolu Efes Biracilik ve Malt Sanayii AS (Consumer Staples, Beverages)	12,023	45,330
Arcelik AS (Consumer Discretionary, Household Durables) †	14,706	51,456
Aselsan Elektronik Sanayi ve Ticaret AS (Industrials, Aerospace & Defense)	18,333	59,524
Bim Birlesik Magazalar AS (Consumer Staples, Food & Staples Retailing)	24,379	195,024
Coca-Cola Icecek Uretim AS (Consumer Staples, Beverages)	4,724	28,425
Emlak Konut Gayrimenkul Yati AS (Real Estate, Equity REITs)	130,953	33,249
Enka Insaat ve Sanayi AS (Industrials, Industrial Conglomerates)	85,214	85,358
Eregli Demir ve Celik Fabrikalari TAS (Materials, Metals & Mining)	70,915	98,907
Ford Otomotiv Sanayi AS (Consumer Discretionary, Automobiles)	4,283	47,521
Haci Omer Sabanci Holding AS (Financials, Diversified Financial Services)	69,343	109,738
Koza Altin Isletmeleri AS (Materials, Metals & Mining) †	2,215	28,274
Koç Holding AS (Industrials, Industrial Conglomerates)	55,998	194,962
Pegasus Hava Tasimaciligi AS (Industrials, Airlines) †	2,587	32,640
Petkim Petrokimya Holding AS (Materials, Chemicals) †	66,757	41,678
Soda Sanayii AS (Materials, Chemicals)	25,951	26,176

24

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Turkey (continued)
Sok Marketler Ticaret AS (Consumer Staples, Food & Staples Retailing) †	16,275	$28,020
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)	11,558	54,069
Tekfen Holding AS (Industrials, Construction & Engineering)	13,290	43,682
Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary, Automobiles)	6,678	28,197
Tupras Turkiye Petrol Rafinerileri AS (Energy, Oil, Gas & Consumable Fuels)	6,802	146,562
Turk Hava Yollari Anonim Ortakligi AS (Industrials, Airlines) †	48,102	114,269
Turk Sise ve Cam Fabrikalari AS (Industrials, Industrial Conglomerates)	36,061	31,293
Turk Telekomunikasyon AS (Communication Services, Diversified Telecommunication Services) †	25,733	30,252
Turkcell Iletisim Hizmetleri AS (Communication Services, Wireless Telecommunication Services)	62,243	146,779
Turkiye Garanti Bankasi AS (Financials, Banks) †	117,905	207,094
Turkiye Halk Bankasi AS (Financials, Banks) †	33,253	33,367
Turkiye Is Bankasi Class C AS (Financials, Banks) †	76,705	82,037
Turkiye Vakiflar Bankasi TAO AS (Financials, Banks) †	48,459	43,232
Ulker Biskuvi Sanayi AS (Consumer Staples, Food Products)	11,746	44,245
Yapi Ve Kredi Bankasi AS (Financials, Banks) †	74,075	30,917
		2,378,240

Total Common Stocks (Cost $221,545,820)		223,230,158

	Interest rate	Maturity date	Principal
Foreign Corporate Bonds and Notes : 0.00%
Indonesia : 0.00%
Britannia Industries Limited (Consumer Staples, Food Products)	8.00%	8-28-2022	INR 229,650	3,312

Total Foreign Corporate Bonds and Notes (Cost $3,279)				3,312

	Dividend yield		Shares
Preferred Stocks : 3.37%
Brazil : 3.06%
Alpargatas SA (Consumer Staples, Personal Products) †	0.00		11,140	82,885
Azul SA (Industrials, Transportation Infrastructure) †	0.00		17,100	212,129
Banco Bradesco SA (Financials, Banks)	1.26		228,633	1,803,704
Banco do Estado do Rio Grande do Sul SA Class B (Financials, Banks)	7.56		11,400	54,015
Banco Inter SA (Financials, Banks)	0.54		15,600	55,271
Banco Santander Brasil SA (Financials, Banks)	6.65		23,400	109,657
Bradespar SA (Materials, Metals & Mining)	8.52		13,000	104,953
Braskem SA Class A (Materials, Chemicals)	3.12		8,010	53,051
Companhia Brasileira de Distribuicao (Consumer Staples, Food & Staples Retailing)	1.60		9,473	178,152
Companhia de Saneamento do Parana (Utilities, Water Utilities)	5.31		17,740	77,896
Companhia de Transmissao de Energia Electrica Paulista (Utilities, Electric Utilities)	3.62		10,120	52,874
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	5.92		52,469	160,740
Companhia Energetica de Sao Paulo Class B (Utilities, Independent Power & Renewable Electricity Producers)	3.21		10,400	72,957
Companhia Paranaense de Energia-Copel Class B (Utilities, Electric Utilities)	2.55		5,300	77,690
Energisa SA (Utilities, Electric Utilities)	2.77		8,270	16,838
Gerdau SA (Materials, Metals & Mining)	1.75		61,300	245,131
Gol Linhas Aereas Inteligentes SA (Industrials, Airlines) †	0.00		8,100	65,470
Itau Unibanco Holding SA (Financials, Banks)	6.40		275,970	2,257,326
Itaúsa Investimentos Itaú SA (Financials, Banks)	10.03		257,661	802,737
Klabin SA (Materials, Containers & Packaging)	5.29		162,100	131,328

25

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

	Dividend yield		Shares	Value
Brazil : (continued)
Lojas Americanas SA (Consumer Discretionary, Multiline Retail)	1.16%		39,800	$208,227
Marcopolo SA (Industrials, Machinery)	4.56		42,500	35,436
Metalurgica Gerdau SA (Materials, Metals & Mining)	2.02		35,300	65,119
Telefonica Brasil SA (Communication Services, Diversified Telecommunication Services)	5.62		26,709	353,096

Usinas Siderurgicas de Minas Gerais SA Class A (Materials, Metals & Mining)	2.05		25,600	51,881
				7,328,563
Chile : 0.08%
Coca-Cola Embonor SA Class B (Consumer Staples, Food Products)	5.79		24,056	35,467
Embotelladora Andina SA Class B (Consumer Staples, Food & Staples Retailing)	5.37		24,161	60,572
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)	13.77		4,402	103,550
				199,589

Colombia : 0.12%
Banco Davivienda SA (Financials, Banks)	2.12		6,483	78,746
Bancolombia SA (Financials, Banks)	2.71		16,294	197,822
				276,568

Russia : 0.11%
Bashneft PAO (Energy, Oil, Gas & Consumable Fuels)	9.39		1,104	29,597
Transneft PJSC (Energy, Oil, Gas & Consumable Fuels)	6.46		89	234,238
				263,835

Total Preferred Stocks (Cost $7,795,246)				8,068,555

		Expiration date
Rights : 0.00%
Brazil : 0.00%
Centrais Eletricas Brasileiras SA (Utilities, Electric Utilities)†		12-17-2019	3,725	88

China : 0.00%
Legend Holdings Corporation H Shares (Financials, Diversified Financial Services) †(a)		12-1-2019	3,061	0

South Korea : 0.00%
AMOREPACIFIC Group (Consumer Staples, Personal Products) †(a)		12-6-2019	155	384

Total Rights (Cost $0)				472

Warrants : 0.01%
Malaysia : 0.01%
Sunway Bhd (Real Estate, Real Estate Management & Development) †			122,430	11,579

Thailand : 0.00%
Minor International PCL (Consumer Discretionary, Hotels, Restaurants & Leisure) †			12,585	1,449

Total Warrants (Cost $0)				13,028

26

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

		Yield	Shares	Value
Short-Term Investments : 2.46%
Investment Companies : 2.46%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.77%	5,900,444	5,900,444

Total Short-Term Investments (Cost $5,900,444)				5,900,444

Total investments in securities (Cost $235,244,789)	99.12%			237,215,969
Other assets and liabilities, net	0.88			2,096,607

Total net assets	100.00%			$239,312,576

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust

27

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	176	12-20-2019	$9,177,543	$9,151,120	$0	$(26,423)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	7,871,946	53,687,093	55,658,595	5,900,444	$5,900,444	2.46%

Wells Fargo Wells Fargo Factor Enhanced Emerging Markets Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates and is subject to equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Belgium	$49,980	$0	$0	$49,980
Brazil	13,086,943	13,305	0	13,100,248
Chile	2,724,303	0	0	2,724,303
China	39,068,565	0	0	39,068,565
Colombia	882,549	0	0	882,549
Czech Republic	754,406	0	0	754,406
Egypt	579,798	0	0	579,798
Greece	1,175,534	0	0	1,175,534
Hong Kong	2,578,917	0	0	2,578,917
Hungary	1,222,407	0	0	1,222,407
Indonesia	46,144,592	10,715	12,493	46,167,800
Isle of Man (U.K.)	165,961	0	0	165,961
Malaysia	5,503,970	0	0	5,503,970
Mexico	8,253,521	0	0	8,253,521
Netherlands	220,249	0	0	220,249
Philippines	5,453,387	0	31,506	5,484,893
Russia	16,157,248	0	0	16,157,248
South Africa	8,818,402	0	0	8,818,402
South Korea	29,750,239	0	0	29,750,239
Taiwan	27,387,282	0	0	27,387,282
Thailand	10,805,646	0	0	10,805,646
Turkey	2,354,220	24,020	0	2,378,240
Foreign corporate bonds and notes	0	3,312	0	3,312
Preferred stocks
Brazil	7,328,563	0	0	7,328,563
Chile	199,589	0	0	199,589
Colombia	276,568	0	0	276,568
Russia	263,835	0	0	263,835
Rights
Brazil	0	88	0	88
China	0	0	0	0
South Korea	0	384	0	384
Warrants
Malaysia	0	11,579	0	11,579
Thailand	0	1,449	0	1,449
Short-term investments
Investment companies	5,900,444	0	0	5,900,444

Total assets	$237,107,118	$64,852	$43,999	$237,215,969

Liabilities
Futures contracts	$26,423	$0	$0	$26,423

Total liabilities	$26,423	$0	$0	$26,423

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2019, the Portfolio had segregated $1,668,447 as cash collateral for these open futures contracts.

During the nine months ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 95.03%
Australia : 8.89%
AGL Energy Limited (Utilities, Multi-Utilities)	35,305	$487,397
ALS Limited (Industrials, Professional Services)	25,195	154,229
Altium Limited (Information Technology, Software)	6,766	164,068
Alumina Limited (Materials, Metals & Mining)	145,916	227,991
Ansell Limited (Health Care, Health Care Equipment & Supplies)	7,507	150,606
APA Group (Utilities, Gas Utilities)	54,806	407,779
Aristocrat Leisure Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	33,048	758,236
ASX Limited (Financials, Capital Markets)	10,284	568,383
Atlas Arteria Stapled Securities (Industrials, Transportation Infrastructure)	36,062	186,601
Aurizon Holdings Limited (Industrials, Road & Rail)	109,549	428,292
AusNet Services (Utilities, Electric Utilities)	100,818	118,656
Australia & New Zealand Banking Group Limited (Financials, Banks)	159,145	2,673,919
Bank of Queensland Limited (Financials, Banks)	23,084	122,258
Beach Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	93,209	151,312
Bendigo Bank Limited (Financials, Banks)	27,277	185,055
BHP Billiton Limited (Materials, Metals & Mining)	165,739	4,285,807
BlueScope Steel Limited (Materials, Metals & Mining)	25,756	253,481
Boral Limited (Materials, Construction Materials)	65,475	227,637
Brambles Limited (Industrials, Commercial Services & Supplies)	84,293	715,548
Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	13,619	318,363
Carsales.com Limited (Communication Services, Interactive Media & Services)	13,347	148,148
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	24,092	132,648
Charter Hall Group (Real Estate, Equity REITs)	26,960	197,128
CIMIC Group Limited (Industrials, Construction & Engineering)	4,584	104,305
Cleanaway Waste Management Limited (Industrials, Commercial Services & Supplies)	107,789	154,566
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	27,078	208,431
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	3,129	495,229
Coles Group Liimited (Consumer Staples, Food & Staples Retailing)	60,373	663,998
Commonwealth Bank of Australia (Financials, Banks)	97,734	5,342,791
Computershare Limited (Information Technology, IT Services)	27,769	333,022
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	14,635	127,798
CSL Limited (Health Care, Biotechnology)	23,339	4,475,157
Dexus Property Group (Real Estate, Equity REITs)	63,846	528,158
Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,111	111,148
Downer EDI Limited (Industrials, Commercial Services & Supplies)	32,618	184,666
Evolution Mining Limited (Materials, Metals & Mining)	85,701	226,655
Flight Centre Travel Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,685	109,746
Fortescue Metals Group Limited (Materials, Metals & Mining)	89,375	588,210
Goodman Group (Real Estate, Equity REITs)	90,447	906,663
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	38,754	112,717
Iluka Resources Limited (Materials, Metals & Mining)	22,134	142,528
Incitec Pivot Limited (Materials, Chemicals)	88,525	193,407
Insurance Australia Group Limited (Financials, Insurance)	127,253	679,123
JB Hi-Fi Limited (Consumer Discretionary, Specialty Retail)	6,062	153,394
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	31,352	409,497
Link Administration Holdings Limited (Information Technology, IT Services)	27,668	108,545
Macquarie Group Limited (Financials, Capital Markets)	18,568	1,733,825
Magellan Financial Group Limited (Financials, Capital Markets)	8,076	286,732
Medibank Private Limited (Financials, Insurance)	150,520	331,906
Metcash Limited (Consumer Staples, Food & Staples Retailing)	50,880	103,246
Mirvac Group (Real Estate, Equity REITs)	223,439	509,322
National Australia Bank Limited (Financials, Banks)	162,021	2,837,311
Newcrest Mining Limited (Materials, Metals & Mining)	42,423	882,656
NIB Holdings Limited (Financials, Insurance)	25,805	117,818
Nine Entertainment Corporation (Communication Services, Media)	83,412	99,581
Northern Star Resources Limited (Materials, Metals & Mining)	34,283	222,383
Orica Limited (Materials, Chemicals)	19,445	312,769
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	95,275	560,663
Orora Limited (Materials, Containers & Packaging)	61,750	134,910
OZ Minerals Limited (Materials, Metals & Mining)	17,183	122,618
Qantas Airways Limited (Industrials, Airlines)	82,676	408,231
QBE Insurance Group Limited (Financials, Insurance)	71,093	609,747
Qube Holdings Limited (Industrials, Transportation Infrastructure)	75,474	171,530
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	7,161	353,493
REA Group Limited (Communication Services, Interactive Media & Services)	2,765	195,179
Reece Limited (Industrials, Trading Companies & Distributors)	18,012	125,732

1

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

	Shares	Value
Australia (continued)
Reliance Worldwide Corporation Limited (Industrials, Building Products)	42,705	$118,142
Rio Tinto Limited (Materials, Metals & Mining)	20,851	1,366,641
Santos Limited (Energy, Oil, Gas & Consumable Fuels)	105,264	580,285
Scentre Group (Real Estate, Equity REITs)	296,585	790,404
SEEK Limited (Industrials, Professional Services)	19,564	306,875
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	25,072	510,796
South32 Limited (Materials, Metals & Mining)	285,392	521,206
Spark Infrastructure Group (Utilities, Electric Utilities)	98,312	144,301
Stockland Corporation Limited (Real Estate, Equity REITs)	132,438	452,384
Suncorp Group Limited (Financials, Insurance)	69,388	627,978
Sydney Airport Holdings Limited (Industrials, Transportation Infrastructure)	119,961	744,880
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	104,448	338,407
Telstra Corporation Limited (Communication Services, Diversified Telecommunication Services)	630,119	1,645,180
The GPT Group (Real Estate, Equity REITs)	100,550	418,274
The Star Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	47,684	153,526
TPG Telecom Limited (Communication Services, Diversified Telecommunication Services)	19,464	92,027
Transurban Group (Industrials, Transportation Infrastructure)	149,432	1,551,514
Treasury Wine Estates Limited (Consumer Staples, Beverages)	40,099	507,199
Vicinity Centres (Real Estate, Equity REITs)	181,404	328,840
Washington H. Soul Pattinson & Company Limited (Energy, Oil, Gas & Consumable Fuels)	7,427	112,127
Wesfarmers Limited (Consumer Discretionary, Multiline Retail)	61,258	1,755,597
Westpac Banking Corporation (Financials, Banks)	195,387	3,240,558
Whitehaven Coal Limited (Energy, Oil, Gas & Consumable Fuels)	48,757	103,885
Wisetech Global Limited (Information Technology, Software)	8,870	163,671
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	52,152	1,217,362
Woolworths Group Limited (Consumer Staples, Food & Staples Retailing)	68,326	1,837,537
WorleyParsons Limited (Energy, Energy Equipment & Services)	17,859	181,197
		59,353,741

Austria : 0.28%
Andritz AG (Industrials, Machinery)	3,910	152,505
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	16,468	589,694
Immofinanz AG (Real Estate, Real Estate Management & Development)	5,424	146,715
OMV AG (Energy, Oil, Gas & Consumable Fuels)	7,738	441,121
Raiffeisen Bank International AG (Financials, Banks)	7,247	170,155
Verbund AG (Utilities, Electric Utilities)	3,762	195,560
Wienerberger AG (Materials, Construction Materials)	6,054	166,090
		1,861,840

Belgium : 0.54%
Ackermans & Van Haaren NV (Financials, Diversified Financial Services)	1,125	169,195
Aedifica SA (Real Estate, Equity REITs)	1,394	170,486
Ageas NV (Financials, Insurance)	9,993	599,840
Cofinimmo SA (Real Estate, Equity REITs)	1,402	207,302
Colruyt SA (Consumer Staples, Food & Staples Retailing)	3,280	169,853
Elia System Operator SA (Utilities, Electric Utilities)	1,666	137,670
Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	4,488	455,423
Proximus SA (Communication Services, Diversified Telecommunication Services)	8,145	245,712
Sofina SA (Financials, Diversified Financial Services)	787	170,649
Solvay SA (Materials, Chemicals)	4,153	475,881
Telenet Group Holding NV (Communication Services, Media) †	2,289	103,302
UCB SA (Health Care, Pharmaceuticals)	6,834	553,885
Warehouses De Pauw SCA (Real Estate, Equity REITs)	967	171,110
		3,630,308

Cambodia : 0.02%
NagaCorp Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	70,000	123,400

Canada : 10.65%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	13,695	816,462
Air Canada (Industrials, Airlines) †	14,000	525,935
Alimentation Couche-Tard Incorporated Class B (Consumer Staples, Food & Staples Retailing)	50,170	1,649,042
Bank of Montreal (Financials, Banks)	34,891	2,683,216
Barrick Gold Corporation (Materials, Metals & Mining)	100,671	1,692,376
BCE Incorporated (Communication Services, Diversified Telecommunication Services)	48,515	2,331,335

2

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Canada (continued)
Brookfield Asset Management Incorporated Class A (Financials, Capital Markets)	54,719	$3,193,830
Canadian Imperial Bank of Commerce (Financials, Banks)	24,074	2,090,956
Canadian National Railway Company (Industrials, Road & Rail)	40,637	3,701,170
Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	63,900	1,787,160
Canadian Pacific Railway Limited (Industrials, Road & Rail)	7,882	1,877,427
CGI Incorporated (Information Technology, IT Services) †	13,065	1,086,176
Constellation Software Incorporated (Information Technology, Software)	1,128	1,205,031
Dollarama Incorporated (Consumer Discretionary, Multiline Retail)	17,132	627,859
Emera Incorporated (Utilities, Electric Utilities)	13,500	556,444
Enbridge Incorporated (Energy, Oil, Gas & Consumable Fuels)	106,700	4,050,953
EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	82,500	326,075
Fairfax Financial Holdings Limited (Financials, Insurance)	1,400	637,035
Fortis Incorporated (Utilities, Electric Utilities)	24,544	961,952
Franco-Nevada Corporation (Materials, Metals & Mining)	10,208	1,002,971
Intact Financial Corporation (Financials, Insurance)	7,475	770,348
Kirkland Lake Gold Limited (Materials, Metals & Mining)	10,700	448,525
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	10,354	555,077
Magna International Incorporated (Consumer Discretionary, Auto Components)	17,827	981,069
Manulife Financial Corporation (Financials, Insurance)	106,700	2,098,977
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	14,430	632,582
National Bank of Canada (Financials, Banks)	17,908	955,731
Open Text Corporation (Information Technology, Software)	14,510	632,346
Pembina Pipeline Corporation (Energy, Oil, Gas & Consumable Fuels)	28,852	1,009,158
Power Corporation of Canada (Financials, Insurance)	18,396	445,670
Restaurant Brands International Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	13,703	898,850
Rogers Communications Incorporated Class B (Communication Services, Wireless Telecommunication Services)	20,222	977,379
Royal Bank of Canada (Financials, Banks)	78,931	6,450,914
Shaw Communications Incorporated Class B (Communication Services, Media)	24,326	505,456
Sun Life Financial Incorporated (Financials, Insurance)	32,858	1,500,663
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	88,062	2,764,907
TC Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	51,600	2,626,810
Teck Resources Limited Class B (Materials, Metals & Mining)	29,200	458,125
Telus Corporation (Communication Services, Diversified Telecommunication Services)	29,394	1,111,984
The Bank of Nova Scotia (Financials, Banks)	67,008	3,759,268
The Toronto-Dominion Bank (Financials, Banks)	104,328	6,028,137
Thomson Reuters Corporation (Industrials, Professional Services)	9,253	652,649
Waste Connections Incorporated - Toronto Exchange (Industrials, Commercial Services & Supplies)	14,500	1,311,692
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	24,976	690,445
		71,070,167

China : 0.22%
AAC Technologies Holdings Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	32,500	227,926
Fosun International (Industrials, Industrial Conglomerates)	130,500	175,707
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	129,600	612,555
Shenzhou International Group Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	37,700	497,003
Xiaomi Corporation Class B (Information Technology, Technology Hardware, Storage & Peripherals) 144A†	523,000	597,947
Yangzijiang Shipbuilding Holding Limited (Industrials, Machinery)	153,800	115,834
Yihai International Holding (Consumer Staples, Food Products)	22,000	139,956
		2,366,928

Denmark : 2.12%
Ambu AS Class B (Health Care, Health Care Equipment & Supplies)	9,508	164,321
Carlsberg AS Class B (Consumer Staples, Beverages)	5,756	828,076
Christian Hansen Holding AS (Materials, Chemicals)	6,270	476,159
Coloplast AS Class B (Health Care, Health Care Equipment & Supplies)	6,545	773,264
Danske Bank AS (Financials, Banks)	37,167	501,812
DSV AS (Industrials, Air Freight & Logistics)	11,797	1,284,520
Genmab AS (Health Care, Biotechnology) †	3,572	832,235
GN Store Nord AS (Health Care, Health Care Equipment & Supplies)	7,150	336,864
H. Lundbeck AS (Health Care, Pharmaceuticals)	3,377	129,374

3

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

	Shares	Value
Denmark (continued)
ISS AS (Industrials, Commercial Services & Supplies)	8,669	$198,974
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	92,460	5,197,377
Novozymes AS Class B (Materials, Chemicals)	11,735	560,668
Orsted AS (Utilities, Electric Utilities) 144A	9,097	838,408
Pandora AS (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,392	217,065
Royal Unibrew AS (Consumer Staples, Beverages)	2,285	205,673
SimCorp AS (Information Technology, Software)	2,113	226,211
Topdanmark AS (Financials, Insurance)	2,640	122,006
Tryg A/S (Financials, Insurance)	6,805	195,677
Vestas Wind Systems AS (Industrials, Electrical Equipment)	9,253	880,621
William Demant Holding (Health Care, Health Care Equipment & Supplies) †	5,379	164,588
		14,133,893

Finland : 1.15%
Elisa Oyj (Communication Services, Diversified Telecommunication Services)	8,042	429,831
Huhtamaki Oyj (Materials, Containers & Packaging)	5,109	224,319
Kesko Oyj Class B (Consumer Staples, Food & Staples Retailing)	3,692	249,115
Kone Oyj Class B (Industrials, Machinery)	22,145	1,386,371
Konecranes Oyj (Industrials, Machinery)	3,689	117,465
Metso Oyj (Industrials, Machinery)	7,450	285,653
Neste Oil Oyj (Energy, Oil, Gas & Consumable Fuels)	24,621	832,269
Nokia Oyj (Information Technology, Communications Equipment)	313,831	1,110,469
Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	6,714	181,682
Orion Oyj Class B (Health Care, Pharmaceuticals)	5,806	252,683
Sampo Oyj Class A (Financials, Insurance)	27,217	1,100,548
Stora Enso Oyj (Materials, Paper & Forest Products)	31,206	419,470
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	27,750	927,032
Valmet Corporation (Industrials, Machinery)	7,149	160,056
		7,676,963

France : 5.41%
Aeroports de Paris SA (Industrials, Transportation Infrastructure)	1,567	306,457
Air France-KLM (Industrials, Airlines) †	12,187	143,407
Air Liquide SA (Materials, Chemicals)	25,780	3,495,161
Alstom SA (Industrials, Machinery)	8,995	392,265
Alten SA (Information Technology, IT Services)	1,662	191,909
Altran Technologies SA (Information Technology, IT Services)	12,473	194,735
Amundi SA (Financials, Diversified Financial Services)	3,524	266,744
Arkema SA (Materials, Chemicals)	4,058	420,552
Atos Origin SA (Information Technology, IT Services)	4,966	421,746
bioMerieux (Health Care, Health Care Equipment & Supplies)	2,405	217,418
Bouygues SA (Industrials, Construction & Engineering)	15,313	625,609
Bureau Veritas SA (Industrials, Professional Services)	17,085	447,264
Capgemini SA (Information Technology, IT Services)	8,967	1,060,601
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing)	3,077	135,406
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	271	143,322
CNP Assurances SA (Financials, Insurance)	9,452	186,623
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	9,970	1,196,260
Covivio (Real Estate, Equity REITs)	3,497	386,841
Dassault Aviation SA (Industrials, Aerospace & Defense)	135	183,698
Dassault Systemes SA (Information Technology, Software)	7,290	1,148,593
Edenred SA (Industrials, Commercial Services & Supplies)	13,904	690,140
Eiffage SA (Industrials, Construction & Engineering)	5,496	600,099
Elis SA (Industrials, Commercial Services & Supplies)	11,108	221,645
Eurazeo SA (Financials, Diversified Financial Services)	2,578	175,681
Eutelsat Communications SA (Communication Services, Media)	8,455	138,711
Gecina SA (Real Estate, Equity REITs)	2,720	469,913
Groupe Danone SA (Consumer Staples, Food Products)	36,392	2,996,025
Groupe Eurotunnel SE (Industrials, Transportation Infrastructure)	23,717	400,071
Hermes International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,921	1,439,259
ICADE (Real Estate, Equity REITs)	1,962	196,393
Iliad SA (Communication Services, Diversified Telecommunication Services)	1,576	200,645
Ingenico SA (Information Technology, Electronic Equipment, Instruments & Components)	3,102	331,046
Ipsen SA (Health Care, Pharmaceuticals)	1,975	223,046
JCDecaux SA (Communication Services, Media)	4,626	132,520

4

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
France (continued)
Klepierre SA (Real Estate, Equity REITs)	14,422	$517,542
Lagardere SCA (Communication Services, Media)	6,086	132,971
Legrand SA (Industrials, Electrical Equipment)	14,328	1,131,582
Orpea SA (Health Care, Health Care Providers & Services)	2,744	339,521
Pernod-Ricard SA (Consumer Staples, Beverages)	10,569	1,941,208
Publicis Groupe SA (Communication Services, Media)	15,182	668,097
Remy Cointreau SA (Consumer Staples, Beverages)	1,187	152,886
Rubis SCA (Utilities, Gas Utilities)	5,073	288,974
Safran SA (Industrials, Aerospace & Defense)	20,137	3,293,651
Sartorius Stedim Biotech SA (Health Care, Life Sciences Tools & Services)	1,374	218,149
SCOR SE (Financials, Insurance)	9,749	418,809
SEB SA (Consumer Discretionary, Household Durables)	1,398	217,185
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,639	540,770
Sopra Steria Group (Information Technology, IT Services)	896	135,544
Spie SA (Industrials, Commercial Services & Supplies)	7,225	146,473
Suez Environnement Company SA (Utilities, Multi-Utilities)	23,824	352,659
Teleperformance SE (Industrials, Professional Services)	3,352	794,045
Thales SA (Industrials, Aerospace & Defense)	6,378	624,866
Veolia Environnement SA (Utilities, Multi-Utilities)	32,299	827,043
Vinci SA (Industrials, Construction & Engineering)	30,116	3,284,334
Worldline SA (Information Technology, IT Services) 144A†	4,640	300,351
		36,106,465

Germany : 4.74%
Adidas AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,972	3,106,616
Allianz AG (Financials, Insurance)	23,543	5,637,987
Alstria Office REIT-AG (Real Estate, Equity REITs)	9,018	164,739
Bechtle AG (Information Technology, IT Services)	1,388	182,598
Beiersdorf AG (Consumer Staples, Personal Products)	5,554	647,738
Brenntag AG (Industrials, Trading Companies & Distributors)	8,247	439,880
Carl Zeiss Meditec AG (Health Care, Health Care Equipment & Supplies)	2,043	249,858
Covestro AG (Materials, Chemicals) 144A	9,083	425,325
CTS Eventim AG & Company KGaA (Communication Services, Entertainment)	2,766	168,836
Deutsche Boerse AG (Financials, Capital Markets)	10,461	1,604,985
Deutsche Lufthansa AG (Industrials, Airlines)	11,995	227,581
Deutsche Post AG (Industrials, Air Freight & Logistics)	54,725	2,040,416
Deutsche Wohnen AG (Real Estate, Real Estate Management & Development)	18,409	719,033
E.ON SE (Utilities, Multi-Utilities)	122,732	1,284,377
Evonik Industries AG (Materials, Chemicals)	9,066	263,108
Evotec AG (Health Care, Life Sciences Tools & Services) †	6,790	150,447
Fraport AG (Industrials, Transportation Infrastructure)	1,987	169,275
Freenet AG (Communication Services, Wireless Telecommunication Services)	6,330	147,369
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	11,731	860,302
Fresenius SE & Company KGaA (Health Care, Health Care Providers & Services)	22,898	1,252,368
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	1,530	112,524
Grenke AG (Financials, Diversified Financial Services)	1,333	124,399
Hannover Rueck SE (Financials, Insurance)	3,187	591,677
Heidelbergcement AG (Materials, Construction Materials)	8,857	654,805
HELLA GmbH & Company KGaA (Consumer Discretionary, Auto Components)	2,260	121,964
Hochtief AG (Industrials, Construction & Engineering)	1,185	145,578
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,360	205,364
K&S AG (Materials, Chemicals)	10,512	118,775
Kion Group AG (Industrials, Machinery)	3,457	229,373
Knorr Bremse AG (Industrials, Machinery)	2,626	255,423
LEG Immobilien AG (Real Estate, Real Estate Management & Development)	3,671	414,380
Merck KGaA (Health Care, Pharmaceuticals)	6,920	808,192
Metro AG (Consumer Staples, Food & Staples Retailing)	9,543	153,774
MTU Aero Engines AG (Industrials, Aerospace & Defense)	2,785	754,547
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	7,643	2,194,527
Nemetschek SE (Information Technology, Software)	2,954	174,616
Osram Licht AG (Industrials, Electrical Equipment)	5,485	236,538
ProSiebenSat.1 Media AG (Communication Services, Media)	12,624	189,303
Puma AG Rudolf Dassler Sport (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,416	331,830
Rheinmetall AG (Industrials, Industrial Conglomerates)	2,651	282,273
Scout24 AG (Communication Services, Interactive Media & Services) 144A	5,527	342,238
Siemens Healthineers AG (Health Care, Health Care Equipment & Supplies) 144A	8,650	419,536
Symrise AG (Materials, Chemicals)	7,164	694,926

5

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

	Shares	Value
Germany (continued)
TAG Immobilien AG (Real Estate, Real Estate Management & Development)	8,130	$195,635
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	9,752	314,821
Vonovia SE (Real Estate, Real Estate Management & Development)	28,413	1,480,434
Zalando SE (Consumer Discretionary, Internet & Direct Marketing Retail) 144A†	8,291	357,179
		31,647,469

Hong Kong : 3.82%
AIA Group Limited (Financials, Insurance)	670,000	6,710,099
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	15,244	199,016
CK Asset Holdings Limited (Real Estate, Real Estate Management & Development)	145,690	968,698
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	148,570	1,349,394
CK Infrastructure Holdings Limited (Utilities, Electric Utilities)	39,000	264,045
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	147,000	961,447
Hang Lung Group Limited (Real Estate, Real Estate Management & Development)	53,705	129,937
Hang Lung Properties Limited (Real Estate, Real Estate Management & Development)	106,332	217,875
Hang Seng Bank Limited (Financials, Banks)	39,955	814,596
Henderson Land Development Company Limited (Real Estate, Real Estate Management & Development)	75,198	361,667
HK Electric Investments Limited (Utilities, Electric Utilities) 144A	112,000	109,737
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	530,595	1,011,277
Hong Kong Exchanges & Clearing Limited (Financials, Capital Markets)	62,000	1,957,845
Hong Kong Land Holdings Limited (Real Estate, Real Estate Management & Development)	67,125	369,188
Hong Kong Telecommunications Trust & Hong Kong Trust Limited (Communication Services, Diversified Telecommunication Services)	194,574	285,341
Hysan Development Company Limited (Real Estate, Real Estate Management & Development)	39,574	149,132
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	15,128	850,496
Jardine Strategic Holdings Limited (Industrials, Industrial Conglomerates)	9,417	298,990
Kerry Properties Limited (Real Estate, Real Estate Management & Development)	34,500	111,280
Link REIT (Real Estate, Equity REITs)	122,107	1,247,868
MTR Corporation Limited (Industrials, Road & Rail)	83,569	468,649
New World Development Limited (Real Estate, Real Estate Management & Development)	316,961	413,804
NWS Holdings Limited (Industrials, Industrial Conglomerates)	83,429	111,904
PCCW Limited (Communication Services, Diversified Telecommunication Services)	201,000	121,193
Power Assets Holdings Limited (Utilities, Electric Utilities)	71,500	497,327
Sino Land Company (Real Estate, Real Estate Management & Development)	177,899	266,796
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	111,000	113,152
Sun Hung Kai Properties Limited (Real Estate, Real Estate Management & Development)	87,500	1,273,122
Swire Pacific Limited Class A (Real Estate, Real Estate Management & Development)	28,478	256,288
Swire Properties Limited (Real Estate, Real Estate Management & Development)	62,953	195,818
Techtronic Industries Company Limited (Industrials, Machinery)	81,243	610,760
The Bank of East Asia Limited (Financials, Banks)	86,600	195,365
Vitasoy International Holdings Limited (Consumer Staples, Food Products)	43,005	165,357
WH Group Limited (Consumer Staples, Food Products) 144A	579,000	594,665
Wharf Real Estate Investment Company Limited (Real Estate, Real Estate Management & Development)	64,000	355,229
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	41,945	260,676
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	77,934	171,434
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	114,000	133,977
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	41,222	121,904
		24,695,348

Ireland : 1.38%
AIB Group plc (Financials, Banks)	38,918	127,353
Bank of Ireland Group plc (Financials, Banks)	43,911	220,618
DCC plc (Industrials, Industrial Conglomerates)	5,386	460,294
Glanbia plc (Consumer Staples, Food Products)	10,601	123,343
Kerry Group plc Class A (Consumer Staples, Food Products)	8,413	1,078,963
Kingspan Group plc (Industrials, Building Products)	8,014	431,955
Linde plc (Materials, Chemicals)	29,720	6,120,131
Paddy Power plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,110	470,953
UDG Healthcare plc (Health Care, Health Care Providers & Services)	13,448	143,573
		9,177,183

Isle of Man (U.K.) : 0.04%
GVC Holdings plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	27,029	297,690

6

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Italy : 1.47%
A2A SpA (Utilities, Multi-Utilities)	83,070	$156,282
Amplifon SpA (Health Care, Health Care Providers & Services)	6,977	204,174
Assicurazioni Generali SpA (Financials, Insurance)	66,460	1,356,870
Atlantia SpA (Industrials, Transportation Infrastructure)	25,632	568,216
Banco BPM SpA (Financials, Banks) †	78,422	174,625
Davide Campari-Milano SpA (Consumer Staples, Beverages)	25,230	230,310
DiaSorin SpA (Health Care, Health Care Equipment & Supplies)	1,510	201,809
Enel SpA (Utilities, Electric Utilities)	427,834	3,231,832
Hera SpA (Utilities, Multi-Utilities)	40,540	178,847
Interpump Group SpA (Industrials, Machinery)	4,675	146,080
Italgas SpA (Utilities, Gas Utilities)	27,627	173,626
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense)	22,464	262,730
Mediobanca SpA (Financials, Banks)	34,967	391,045
Moncler SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,326	408,652
Nexi SpA (Information Technology, IT Services) †144A	13,249	156,196
Poste Italiane SpA (Financials, Insurance)	25,053	292,320
Prysmian SpA (Industrials, Electrical Equipment)	14,760	336,472
Recordati SpA (Health Care, Pharmaceuticals)	5,666	237,663
Snam SpA (Utilities, Gas Utilities)	119,456	593,854
Terna SpA (Utilities, Electric Utilities)	80,770	518,825
		9,820,428

Japan : 19.31%
Acom Company Limited (Financials, Consumer Finance)	24,700	102,484
Activia Properties Incorporated (Real Estate, Equity REITs)	39	201,380
Advance Residence Investment Corporation (Real Estate, Equity REITs)	77	248,762
Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	10,200	498,721
Aeon Financial Service Company Limited (Financials, Consumer Finance)	7,300	110,414
Aica Kogyo Company Limited (Industrials, Building Products)	3,500	111,474
Air Water Incorporated (Materials, Chemicals)	10,000	160,665
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	9,600	363,224
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	11,900	245,896
All Nippon Airways Company Limited (Industrials, Airlines)	18,800	640,355
Amada Holdings Company Limited (Industrials, Machinery)	19,500	217,419
Anritsu Corporation Anritsu Corp(Information Technology, Electronic Equipment, Instruments & Components)	7,700	146,442
Aozora Bank Limited (Financials, Banks)	7,000	178,359
Asahi Breweries Limited (Consumer Staples, Beverages)	24,500	1,179,099
Asahi Glass Company Limited (Industrials, Building Products)	12,400	452,733
Asahi Intecc Company Limited (Health Care, Health Care Equipment & Supplies)	14,000	408,152
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	101,300	1,728,914
Azbil Corporation (Information Technology, Electronic Equipment, Instruments & Components)	7,300	206,818
Bandai Namco Holdings Incorporated (Consumer Discretionary, Leisure Products)	12,800	776,399
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	4,200	110,854
Bridgestone Corporation (Consumer Discretionary, Auto Components)	34,900	1,395,426
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	14,000	277,646
Calbee Incorporated (Consumer Staples, Food Products)	4,500	144,969
Canon Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	59,000	1,633,796
Capcom Company Limited (Communication Services, Entertainment)	5,400	129,645
Casio Computer Company Limited (Consumer Discretionary, Household Durables)	12,300	234,602
Central Japan Railway Company (Industrials, Road & Rail)	11,200	2,261,598
Chiba Bank Limited (Financials, Banks)	43,200	246,361
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	38,900	542,510
Coca-Cola Bottlers Japan Incorporated (Consumer Staples, Beverages)	7,900	189,811
Comsys Holdings Corporation (Industrials, Construction & Engineering)	6,800	196,692
Cosmos Pharmaceutical Corporation (Consumer Staples, Food & Staples Retailing)	600	121,075
Credit Saison Company Limited (Financials, Consumer Finance)	8,900	147,222
CyberAgent Incorporated (Communication Services, Media)	5,400	186,547
Daicel Corporation (Materials, Chemicals)	17,700	174,056
Daifuku Company Limited (Industrials, Machinery)	6,800	395,869
Daiichikosho Company Limited (Communication Services, Entertainment)	2,300	113,928
Daikin Industries Limited (Industrials, Building Products)	16,600	2,388,658
Daito Trust Construction Company Limited (Real Estate, Real Estate Management & Development)	3,900	477,075
Daiwa House Industry Company Limited (Real Estate, Real Estate Management & Development)	36,400	1,114,089
Daiwa House Residential Investment Corporation (Real Estate, Equity REITs)	110	300,987
Daiwa Office Investment Corporation (Real Estate, Equity REITs)	18	135,222
DeNA Company Limited (Communication Services, Entertainment)	6,600	106,280

7

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

	Shares	Value
Japan (continued)
Denka Company Limited (Materials, Chemicals)	4,600	$137,050
Dentsu Incorporated (Communication Services, Media)	14,500	526,092
DIC Incorporated (Materials, Chemicals)	4,500	122,144
East Japan Railway Company (Industrials, Road & Rail)	20,500	1,886,630
Ebara Corporation (Industrials, Machinery)	5,100	153,345
Electric Power Development Company Limited (Utilities, Independent Power & Renewable Electricity Producers)	9,900	237,502
Ezaki Glico Company Limited (Consumer Staples, Food Products)	3,200	146,810
FANCL Corporation (Consumer Staples, Personal Products)	5,700	152,215
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	7,900	243,310
Fuji Television Network Incorporated (Communication Services, Media)	11,600	157,006
FUJIFILM Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	22,900	1,082,424
Fujitsu Limited (Information Technology, IT Services)	11,000	1,000,375
Fukuoka Financial Group Incorporated (Financials, Banks)	11,100	211,511
GLP JREIT (Real Estate, Equity REITs)	207	275,445
GMO Payment Gateway Incorporated (Information Technology, IT Services)	2,200	156,023
Goldwin Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,000	144,581
Hakuhodo DY Holdings Incorporated (Communication Services, Media)	17,100	276,457
Hamamatsu Photonics (Information Technology, Electronic Equipment, Instruments & Components)	7,700	312,096
Hankyu Hanshin Holdings Incorporated (Industrials, Road & Rail)	13,500	579,876
Haseko Corporation (Consumer Discretionary, Household Durables)	15,500	199,452
Hikari Tsushin Incorporated (Consumer Discretionary, Specialty Retail)	1,300	303,199
Hino Motors Limited (Industrials, Machinery)	15,300	149,756
Hirose Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,800	221,422
Hitachi Chemical Company Limited (Materials, Chemicals)	5,700	205,246
Hitachi Construction Machinery Company Limited (Industrials, Machinery)	6,100	160,890
Hitachi High-Technologies Corporation (Information Technology, Electronic Equipment, Instruments & Components)	3,500	228,386
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	51,800	2,035,642
Hitachi Metals Limited (Materials, Metals & Mining)	10,300	144,211
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,200	144,562
Hoshizaki Electric Company Limited (Industrials, Machinery)	3,100	271,130
House Foods Group Incorporated (Consumer Staples, Food Products)	4,400	152,605
Hoya Corporation (Health Care, Health Care Equipment & Supplies)	21,100	1,926,421
Hulic Company Limited (Real Estate, Real Estate Management & Development)	30,300	340,882
Ibiden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	6,900	163,010
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	15,117	412,809
IHI Corporation (Industrials, Machinery)	8,500	198,323
Iida Group Holdings Company Limited (Consumer Discretionary, Household Durables)	10,800	191,976
Industrial & Infrastructure Fund Investment Corporation (Real Estate, Equity REITs)	94	147,074
Invincible Investment Corporation (Real Estate, Equity REITs)	353	210,019
ITO EN Limited (Consumer Staples, Beverages)	3,400	169,658
Itochu Corporation (Industrials, Trading Companies & Distributors)	79,700	1,739,386
Itochu Techno-Solutions Corporation (Information Technology, IT Services)	5,500	146,925
Izumi Company Limited (Consumer Discretionary, Multiline Retail)	2,600	100,274
J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	14,200	186,617
Japan Airlines Company Limited (Industrials, Airlines)	18,800	584,515
Japan Airport Terminal Company Limited (Industrials, Transportation Infrastructure)	3,800	197,606
Japan Hotel REIT Investment Corporation (Real Estate, Equity REITs)	254	208,223
Japan Logistics Fund Incorporated (Real Estate, Equity REITs)	53	135,721
Japan Post Hoding Company Limited (Financials, Insurance)	11,200	192,740
Japan Prime Realty Investment Corporation (Real Estate, Equity REITs)	54	246,015
Japan Real Estate Investment Corporation (Real Estate, Equity REITs)	81	551,499
Japan Retail Fund Investment Corporation (Real Estate, Equity REITs)	151	344,035
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	61,400	1,399,765
JSR Corporation (Materials, Chemicals)	11,000	194,727
JXTG Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	181,900	808,925
K’s Holdings Corporation (Consumer Discretionary, Specialty Retail)	12,500	153,765
Kagome Company Limited (Consumer Staples, Food Products)	4,500	109,395
Kajima Corporation (Industrials, Construction & Engineering)	29,900	394,313
Kakaku.com Incorporated (Communication Services, Interactive Media & Services)	8,400	202,745
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,000	107,659
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	6,300	139,680
Kaneka Corporation (Materials, Chemicals)	3,600	116,633
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	47,600	542,906
Kansai Paint Company Limited (Materials, Chemicals)	13,600	342,797

8

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Japan (continued)
KDDI Corporation (Communication Services, Wireless Telecommunication Services)	90,700	$2,601,968
Keihan Electric Railway Company Limited (Industrials, Industrial Conglomerates)	5,500	268,918
Keikyu Corporation (Industrials, Road & Rail)	14,500	298,296
Keio Corporation (Industrials, Road & Rail)	6,700	429,848
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	9,600	395,686
Kenedix Realty Investment Corporation (Real Estate, Equity REITs)	25	189,408
Kewpie Corporation (Consumer Staples, Food Products)	7,200	160,095
Kinden Corporation (Industrials, Construction & Engineering)	7,800	116,480
Kintetsu Corporation (Industrials, Road & Rail)	10,100	571,367
Kirin Brewery Company Limited (Consumer Staples, Beverages)	45,800	1,014,197
Kobe Bussan Company Limited (Consumer Staples, Food & Staples Retailing)	3,500	108,595
Kobe Steel Limited (Materials, Metals & Mining)	22,100	112,903
Komatsu Limited (Industrials, Machinery)	54,100	1,269,189
Konami Holdings Corporation (Communication Services, Entertainment)	5,900	259,898
Konica Minolta Holdings Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	28,000	183,477
Kuraray Company Limited (Materials, Chemicals)	19,600	236,984
Kurita Water Industries Limited (Industrials, Machinery)	6,300	176,184
Kyowa Exeo Corporation (Industrials, Construction & Engineering)	6,200	161,488
Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	14,500	307,837
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	25,500	224,657
Kyushu Financial Group Incorporated (Financials, Banks)	26,300	118,256
Kyushu Railway Company (Industrials, Road & Rail)	8,800	299,580
Lasertec Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	2,200	190,002
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	2,600	141,619
Lion Corporation (Consumer Staples, Household Products)	17,300	348,625
M3 Incorporated (Health Care, Health Care Technology)	23,600	649,205
Mabuchi Motor Company Limited (Industrials, Electrical Equipment)	3,400	129,574
Marubeni Corporation (Industrials, Trading Companies & Distributors)	92,600	683,964
Marui Group Company Limited (Consumer Discretionary, Multiline Retail)	12,600	303,312
Maruichi Steel Tube Limited (Materials, Metals & Mining)	4,500	129,547
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	5,700	217,748
Mebuki Financial Group Incorporated (Financials, Banks)	61,300	158,544
MediPal Holdings Corporation (Health Care, Health Care Providers & Services)	12,400	266,087
Meiji Holdings Company Limited (Consumer Staples, Food Products)	8,000	543,959
Minebea Company Limited (Industrials, Machinery)	21,500	417,346
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	74,600	553,398
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	117,300	1,620,352
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	11,500	179,931
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	18,500	708,079
Mitsubishi Logistics Corporation (Industrials, Transportation Infrastructure)	4,700	120,142
Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles)	40,300	180,470
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	28,700	184,391
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	95,000	1,683,901
Mitsui Chemicals Incorporated (Materials, Chemicals)	10,900	261,293
Mitsui OSK Lines Limited (Industrials, Marine)	6,400	167,867
Miura Company Limited (Industrials, Machinery)	5,800	194,005
Mori Hills REIT Corporation (Real Estate, Equity REITs)	91	147,536
Morinaga & Company Limited (Consumer Staples, Food Products)	2,400	122,391
MS&AD Insurance Group Holdings Incorporated (Financials, Insurance)	28,900	935,249
Nabtesco Corporation (Industrials, Machinery)	7,000	214,952
Nagase & Company Limited (Industrials, Trading Companies & Distributors)	6,600	96,750
Nagoya Railroad Company Limited (Industrials, Road & Rail)	9,900	315,313
Nankai Electric Railway Company Limited (Industrials, Road & Rail)	6,100	165,294
NEC Corporation (Information Technology, IT Services)	14,000	559,770
Net One Systems Company Limited (Information Technology, IT Services)	4,600	129,273
Nexon Company Limited (Communication Services, Entertainment) †	24,900	339,752
NGK Insulators Limited (Industrials, Machinery)	17,700	291,980
NGK Spark Plug Company Limited (Consumer Discretionary, Auto Components)	11,400	228,271
NH Foods Limited (Consumer Staples, Food Products)	5,300	222,327
Nichirei Corporation (Consumer Staples, Food Products)	7,900	183,602
Nifco Incorporated (Consumer Discretionary, Auto Components)	5,000	137,543
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	5,000	135,579
Nihon M&A Center Incorporated (Industrials, Professional Services)	8,100	269,827
Nihon Unisys Limited (Information Technology, IT Services)	4,200	135,112
Nikon Corporation (Consumer Discretionary, Household Durables)	21,400	293,561
Nippon Accommodations Fund Incorporated (Real Estate, Equity REITs)	27	169,768
Nippon Building Fund Incorporated (Real Estate, Equity REITs)	81	608,499

9

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

	Shares	Value
Japan (continued)
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	5,200	$110,302
Nippon Express Company Limited (Industrials, Road & Rail)	5,300	336,154
Nippon Kayaku Company Limited (Materials, Chemicals)	8,800	109,940
Nippon Paper Industries Company Limited (Materials, Paper & Forest Products)	6,600	115,147
Nippon Prologis REIT Incorporated (Real Estate, Equity REITs)	114	305,993
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)	3,800	343,118
Nippon Shokubai Company Limited (Materials, Chemicals)	1,900	117,556
Nippon Suisan Kaisha Limited (Consumer Staples, Food Products)	17,000	102,075
Nippon Telegraph & Telephone Corporation (Communication Services, Diversified Telecommunication Services)	65,400	3,303,471
Nippon Television Network Corporation (Communication Services, Media)	10,300	135,363
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	9,600	164,855
Nishi-Nippon Railroad Company Limited (Industrials, Road & Rail)	4,400	103,626
Nissan Chemical Industries Limited (Materials, Chemicals)	8,600	340,715
Nitori Holdings Company Limited (Consumer Discretionary, Specialty Retail)	5,100	799,351
NOF Corporation (Materials, Chemicals)	4,600	153,656
Nomura Real Estate Holding Incorporated (Real Estate, Real Estate Management & Development)	7,100	171,628
Nomura Real Estate Master Fund Incorporated (Real Estate, Equity REITs)	263	480,236
Nomura Research Institute Limited (Information Technology, IT Services)	20,900	441,035
NSK Limited (Industrials, Machinery)	26,600	257,200
NTT Data Corporation (Information Technology, IT Services)	34,200	466,335
NTT DOCOMO Incorporated (Communication Services, Wireless Telecommunication Services)	62,900	1,726,272
Obayashi Corporation (Industrials, Construction & Engineering)	40,800	432,535
OBIC Company Limited (Information Technology, IT Services)	3,900	517,885
Odakyu Electric Railway Company Limited (Industrials, Road & Rail)	18,500	454,976
Oji Holdings Corporation (Materials, Paper & Forest Products)	52,100	297,592
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	11,700	687,543
Oracle Corporation (Japan) (Information Technology, Software)	1,800	165,655
Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	13,000	1,799,351
ORIX Corporation (Financials, Diversified Financial Services)	70,900	1,161,472
ORIX JREIT Incorporated (Real Estate, Equity REITs)	162	356,364
Osaka Gas Company Limited (Utilities, Gas Utilities)	22,900	429,453
OSG Corporation (Industrials, Machinery)	5,500	112,242
Otsuka Corporation (Information Technology, IT Services)	7,500	300,562
Pan Pacific International Holdings (Consumer Discretionary, Multiline Retail)	30,300	491,247
Park24 Company Limited (Industrials, Commercial Services & Supplies)	6,800	164,376
PeptiDream Incorporated (Health Care, Biotechnology) †	5,700	262,027
Persol Holdings Company Limited (Industrials, Professional Services)	10,700	196,848
Pigeon Corporation (Consumer Staples, Household Products)	6,400	297,715
Rakuten Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	49,000	424,977
Relo Holdings Incorporated (Real Estate, Real Estate Management & Development)	6,300	166,799
Rengo Company Limited (Materials, Containers & Packaging)	13,600	100,925
Ricoh Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	41,400	426,410
Rinnai Corporation (Consumer Discretionary, Household Durables)	2,100	161,214
Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	14,200	323,530
Sankyu Incorporated (Industrials, Road & Rail)	3,100	159,788
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	21,100	395,312
Sanwa Holdings Corporation (Industrials, Building Products)	12,100	132,810
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,400	141,693
SCREEN Holdings Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,400	167,355
SCSK Corporation (Information Technology, IT Services)	2,700	141,391
Secom Company Limited (Industrials, Commercial Services & Supplies)	12,400	1,054,714
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Products)	9,900	142,863
Seibu Holdings Incorporated (Industrials, Industrial Conglomerates)	14,100	248,573
Seiko Epson Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	19,300	293,857
SEINO Holdings Company Limited (Industrials, Road & Rail)	9,800	134,255
Sekisui House Limited (Consumer Discretionary, Household Durables)	34,600	747,843
Sekisui House REIT Incorporated (Real Estate, Equity REITs)	241	213,204
Seven Bank Limited (Financials, Banks)	39,900	123,616
SG Holdings Company Limited (Industrials, Air Freight & Logistics)	13,900	333,590
Sharp Corporation (Consumer Discretionary, Household Durables)	11,100	167,788
Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	11,100	105,806
Shimadzu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	15,200	457,723
Shimamura Company Limited (Consumer Discretionary, Specialty Retail)	1,300	104,314
Shimizu Corporation (Industrials, Construction & Engineering)	39,000	373,533
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	22,600	2,418,625
Shinsei Bank Limited (Financials, Banks)	10,500	165,340

10

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Japan (continued)
Showa Denko KK (Materials, Chemicals)	8,100	$216,380
Skylark Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,200	203,963
Softbank Corporation (Communication Services, Wireless Telecommunication Services)	85,800	1,165,224
SoftBank Group Corporation (Communication Services, Wireless Telecommunication Services)	91,100	3,540,928
Sohgo Security Services Company Limited (Industrials, Commercial Services & Supplies)	4,800	249,607
Sojitz Corporation (Industrials, Trading Companies & Distributors)	72,000	226,357
Sompo Holdings Incorporated NKSJ Holdings Inc(Financials, Insurance)	22,200	875,664
Sony Financial Holdings Incorporated (Financials, Insurance)	8,600	199,634
Sotetsu Holdings Incorporated (Industrials, Road & Rail)	4,700	129,935
Square Enix Company Limited (Communication Services, Entertainment)	5,100	252,157
Sugi Pharmacy Company Limited (Consumer Staples, Food & Staples Retailing)	2,200	123,652
Sumco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	13,600	210,177
Sumitomo Chemical Company Limited (Materials, Chemicals)	88,900	401,358
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	68,700	1,035,334
Sumitomo Dainippon Pharma Company Limited (Health Care, Pharmaceuticals)	9,400	177,571
Sumitomo Foresting Company Limited (Consumer Discretionary, Household Durables)	8,900	128,677
Sumitomo Heavy Industries Limited (Industrials, Machinery)	6,800	194,517
Sumitomo Rubber Industries Limited (Consumer Discretionary, Auto Components)	10,600	134,752
Sundrug Company Limited (Consumer Staples, Food & Staples Retailing)	4,100	143,886
Suntory Beverage & Food Limited (Consumer Staples, Beverages)	6,700	290,852
Suzuken Company Limited (Health Care, Health Care Providers & Services)	5,300	231,772
Sysmex Corporation (Health Care, Health Care Equipment & Supplies)	9,300	644,846
Taiheiyo Cement Corporation (Materials, Construction Materials)	7,000	202,477
Taisei Corporation (Industrials, Construction & Engineering)	12,100	474,954
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	10,700	238,310
Taiyo Yuden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	6,900	180,729
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	9,900	116,896
TechnoPro Holdings Incorporated (Industrials, Professional Services)	1,900	126,412
Teijin Limited (Materials, Chemicals)	10,600	199,464
Terumo Corporation (Health Care, Health Care Equipment & Supplies)	36,400	1,277,759
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	16,700	220,845
The Hachijuni Bank Limited (Financials, Banks)	28,200	121,130
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	7,500	154,565
THK Company Limited (Industrials, Machinery)	7,200	202,340
TIS Incorporated (Information Technology, IT Services)	4,700	279,199
Tobu Railway Company Limited (Industrials, Road & Rail)	11,300	413,604
Toho Company Limited Tokyo (Communication Services, Entertainment)	7,600	308,737
Toho Gas Company Limited (Utilities, Gas Utilities)	5,600	211,625
Tokai Carbon Company Limited (Materials, Chemicals)	12,600	123,904
Tokio Marine Holdings Incorporated (Financials, Insurance)	41,100	2,235,672
Tokyo Broadcasting System Incorporated (Communication Services, Media)	9,100	145,540
Tokyo Century Corporation (Financials, Diversified Financial Services)	2,900	154,780
Tokyo Electric Power Company Holdings Incorporated (Utilities, Electric Utilities) †	89,100	390,861
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	8,800	1,817,584
Tokyo Gas Company Limited (Utilities, Gas Utilities)	21,500	519,619
Tokyo Tatemono Company Limited (Real Estate, Real Estate Management & Development)	12,700	193,367
Tokyu Corporation (Industrials, Road & Rail)	31,400	619,563
Tokyu Fudosan Holdings Corporation (Real Estate, Real Estate Management & Development)	33,600	230,612
Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	17,400	346,187
Toray Industries Incorporated (Materials, Chemicals)	89,200	590,210
Toshiba Corporation (Industrials, Industrial Conglomerates)	23,000	826,083
Tosoh Corporation (Materials, Chemicals)	17,300	257,713
TOTO Limited (Industrials, Building Products)	9,100	398,364
Toyo Seikan Kaisha Limited (Materials, Containers & Packaging)	9,500	165,568
Toyo Suisan Kaisha Limited (Consumer Staples, Food Products)	5,600	241,565
Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	13,000	454,442
Tsumura & Company (Health Care, Pharmaceuticals)	3,900	116,373
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	2,300	273,890
UBE Industries Limited (Materials, Chemicals)	5,600	120,322
Unicharm Corporation (Consumer Staples, Household Products)	25,200	825,644
United Urban Investment Corporation (Real Estate, Equity REITs)	170	330,927
USS Company Limited (Consumer Discretionary, Specialty Retail)	14,100	273,444
Welcia Holdings Company Limiited (Consumer Staples, Food & Staples Retailing)	2,600	159,441
West Japan Railway Company (Industrials, Road & Rail)	10,500	924,772
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	43,000	214,568
Yamaguchi Financial Group (Financials, Banks)	15,800	108,731
Yamazaki Baking Company Limited (Consumer Staples, Food Products)	9,900	181,587

11

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

	Shares	Value
Japan (continued)
Yokogawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	16,000	$292,890
Zenkoku Hosho Company Limited (Financials, Diversified Financial Services)	2,900	116,350
Zensho Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,700	107,298
Zeon Corporation (Materials, Chemicals)	10,400	134,016
ZOZO Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	11,000	219,055
		128,825,030

Luxembourg : 0.28%
Aroundtown SA (Real Estate, Real Estate Management & Development)	50,992	442,834
B&M European Value Retail SA (Consumer Discretionary, Multiline Retail)	44,232	216,350
Eurofins Scientific SE (Health Care, Life Sciences Tools & Services)	584	306,669
Grand City Properties SA (Real Estate, Real Estate Management & Development)	6,189	143,609
RTL Group SA (Communication Services, Media)	2,234	106,580
SES SA (Communication Services, Media)	20,264	268,927
Subsea 7 SA (Energy, Energy Equipment & Services)	12,634	132,248
Tenaris SA (Energy, Energy Equipment & Services)	26,012	276,626
		1,893,843

Netherlands : 2.88%
Aalberts Industries NV (Industrials, Machinery)	5,033	213,219
Altice NV Class A (Communication Services, Media) †	27,390	163,023
Argenx SE (Health Care, Biotechnology) †	2,185	325,003
ASM International NV (Information Technology, Semiconductors & Semiconductor Equipment)	2,485	276,398
ASR Nederland NV (Financials, Insurance)	7,647	284,191
CNH Industrial NV (Industrials, Machinery)	51,181	548,574
Euronext NV (Financials, Capital Markets) 144A	3,320	250,754
Heineken Holding NV (Consumer Staples, Beverages)	5,558	532,771
Heineken NV (Consumer Staples, Beverages)	13,231	1,370,907
IMCD Group NV (Industrials, Trading Companies & Distributors)	2,694	224,103
Koninklijke Ahold Delhaize NV (Consumer Staples, Food & Staples Retailing)	60,574	1,560,725
Koninklijke DSM NV (Materials, Chemicals)	9,909	1,269,732
Koninklijke KPN NV (Communication Services, Diversified Telecommunication Services)	184,733	569,094
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	53,321	2,475,979
Koninklijke Vopak NV (Energy, Oil, Gas & Consumable Fuels)	3,372	179,782
NN Group NV (Financials, Insurance)	18,205	698,830
Philips Lighting NV (Industrials, Electrical Equipment) 144A	6,203	185,009
Qiagen NV (Health Care, Life Sciences Tools & Services) †	14,798	633,590
Randstad Holdings NV (Industrials, Professional Services)	6,396	372,510
SBM Offshore NV (Energy, Energy Equipment & Services)	8,879	149,629
STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	32,851	807,153
Takeaway.com NV (Consumer Discretionary, Internet & Direct Marketing Retail) 144A†	2,201	197,885
Unilever NV (Consumer Staples, Personal Products)	81,143	4,809,899
Wolters Kluwer NV (Communication Services, Media)	15,775	1,132,539
		19,231,299

New Zealand : 0.40%
A2 Milk Company Limited (Consumer Staples, Food Products) †	39,978	398,335
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	51,063	296,026
Contact Energy Limited (Utilities, Electric Utilities)	38,199	175,835
Fisher & Paykel Healthcare Corporation (Health Care, Health Care Equipment & Supplies)	31,131	442,692
Fletcher Building Limited (Materials, Construction Materials)	48,540	162,981
Mainfreight Limited (Industrials, Air Freight & Logistics)	4,517	120,926
Mercury Limited (Utilities, Electric Utilities)	30,607	94,319
Meridian Energy Limited (Utilities, Independent Power & Renewable Electricity Producers)	66,590	201,356
Ryman Healthcare Limited (Health Care, Health Care Providers & Services)	22,340	216,568
Spark New Zealand Limited (Communication Services, Diversified Telecommunication Services)	98,126	286,006
Xero Limited (Information Technology, Software) †	5,078	279,177
		2,674,221

Norway : 0.53%
Den Norske Bank ASA (Financials, Banks)	49,440	830,005
Gjensidige Forsikring ASA (Financials, Insurance)	9,866	185,587
Mowi ASA (Consumer Staples, Food Products)	23,785	589,672

12

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Norway (continued)
Orkla ASA (Consumer Staples, Food Products)	43,235	$418,527
Salmar ASA (Consumer Staples, Food Products)	2,797	133,164
Schibsted ASA Class A (Communication Services, Media)	4,354	119,229
Storebrand ASA (Financials, Insurance)	25,948	185,841
Telenor ASA (Communication Services, Diversified Telecommunication Services)	35,816	653,333
TGS Nopec Geophysical Company ASA (Energy, Energy Equipment & Services)	6,437	183,250
Tomra Systems ASA (Industrials, Commercial Services & Supplies)	6,952	207,034
		3,505,642

Pagua New Guinea : 0.06%
Oil Search Limited (Energy, Oil, Gas & Consumable Fuels)	76,188	383,410

Poland : 0.33%
Bank Pekao SA (Financials, Banks)	8,648	231,479
Bank Zachodni WBK SA (Financials, Banks)	1,900	133,451
CD Projekt SA (Communication Services, Entertainment)	3,670	246,054
KGHM Polska Miedz SA (Materials, Metals & Mining) †	6,953	159,649
LPP SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	71	157,766
PKO Bank Polski SA (Financials, Banks)	49,236	454,471
Polski Koncern Naftowy Orlen SA (Energy, Oil, Gas & Consumable Fuels)	16,301	386,781
Polskie Gornictwo Naftowe Gazownictwo SA (Energy, Oil, Gas & Consumable Fuels)	93,409	110,221
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	30,395	300,433
		2,180,305

Portugal : 0.12%
Energias de Portugal SA (Utilities, Electric Utilities)	139,485	564,022
Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	13,676	218,414
		782,436

Singapore : 1.62%
Ascendas REIT (Real Estate, Equity REITs)	144,400	314,648
CapitaLand Commercial Trust Limited (Real Estate, Equity REITs)	160,500	235,891
CapitaLand Limited (Real Estate, Real Estate Management & Development)	186,763	502,550
CapitaLand Mall Trust (Real Estate, Equity REITs)	149,400	275,291
City Developments Limited (Real Estate, Real Estate Management & Development)	26,675	201,681
ComfortDelGro Corporation Limited (Industrials, Road & Rail)	111,937	192,346
DBS Group Holdings Limited (Financials, Banks)	96,713	1,785,612
Genting Singapore Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	285,324	192,984
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	5,477	122,708
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	76,400	375,408
Mapletree Commercial Trust (Real Estate, Equity REITs)	107,300	185,162
Mapletree Industrial Trust (Real Estate, Equity REITs)	75,100	137,833
Mapletree Logistics Trust (Real Estate, Equity REITs)	142,800	176,464
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	210,096	1,656,065
Singapore Airlines Limited (Industrials, Airlines)	27,800	186,810
Singapore Airport Terminal Services Limited (Industrials, Transportation Infrastructure)	34,300	124,901
Singapore Exchange Limited (Financials, Capital Markets)	43,074	278,740
Singapore Press Holdings Limited (Communication Services, Media)	82,700	133,036
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	73,169	220,962
Singapore Telecommunications Limited (Communication Services, Diversified Telecommunication Services)	388,015	958,972
Suntec REIT (Real Estate, Equity REITs)	119,400	160,643
United Overseas Bank Limited (Financials, Banks)	82,286	1,553,542
UOL Group Limited (Real Estate, Real Estate Management & Development)	27,273	154,752
Venture Corporation Limited (Information Technology, Electronic Equipment, Instruments & Components)	14,000	162,460
Wilmar International Limited (Consumer Staples, Food Products)	141,085	421,935
		10,711,396

Spain : 1.45%
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	15,638	608,734
Aena SA (Industrials, Transportation Infrastructure) 144A	3,958	726,966

13

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

	Shares	Value
Spain (continued)
Amadeus IT Holding SA Class A (Information Technology, IT Services)	22,134	$1,763,197
Bankinter SA (Financials, Banks)	34,324	240,070
Bolsas y Mercados Espanoles (Financials, Capital Markets)	3,792	148,403
Enagás SA (Utilities, Gas Utilities)	12,750	317,624
Endesa SA (Utilities, Electric Utilities)	17,768	483,155
Grifols SA (Health Care, Biotechnology)	16,111	550,461
Iberdrola SA (Utilities, Electric Utilities)	329,893	3,245,114
Inmobiliaria Colonial Socimi SA (Real Estate, Equity REITs)	14,869	187,581
International Consolidated Airlines Group SA (Industrials, Airlines)	50,912	364,778
Mapfre SA (Financials, Insurance)	53,334	150,376
Merlin Properties Socimi SA (Real Estate, Equity REITs)	20,415	291,737
Red Eléctrica de Espana SA (Utilities, Electric Utilities)	24,744	483,917
Viscofan SA (Consumer Staples, Food Products)	1,979	105,404
		9,667,517

Sweden : 3.01%
AAK AB (Consumer Staples, Food Products)	9,552	174,555
Alfa Laval AB (Industrials, Machinery)	15,563	382,885
Assa Abloy AB Class B (Industrials, Building Products)	56,024	1,330,346
Atlas Copco AB Class A (Industrials, Machinery)	35,705	1,308,315
Boliden AB (Materials, Metals & Mining)	13,913	358,854
Castellum AB (Real Estate, Real Estate Management & Development)	14,793	316,672
Dometic Group AB (Consumer Discretionary, Auto Components) 144A	15,957	159,797
Electrolux AB Class B (Consumer Discretionary, Household Durables)	11,765	302,346
Elekta AB Class B (Health Care, Health Care Equipment & Supplies)	21,514	270,038
Epiroc AB Class A (Industrials, Machinery)	34,353	401,057
Ericsson LM Class B (Information Technology, Communications Equipment)	157,811	1,422,159
Essity Aktiebolag AB (Consumer Staples, Household Products)	35,760	1,123,994
Fabege AB (Real Estate, Real Estate Management & Development)	16,403	256,416
Fastighets AB Balder B Shares (Real Estate, Real Estate Management & Development) †	5,510	229,575
Getinge AB Class B (Health Care, Health Care Equipment & Supplies)	12,063	209,419
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	41,584	802,643
Hexpol AB (Materials, Chemicals)	13,620	125,443
Husqvarna AB Class B (Consumer Discretionary, Household Durables)	23,081	180,235
ICA Gruppen AB (Consumer Staples, Food & Staples Retailing)	5,197	226,845
Industrivarden AB Class A (Financials, Diversified Financial Services)	9,971	235,314
Indutrade AB (Industrials, Trading Companies & Distributors)	4,838	158,129
Investor AB Class B (Financials, Diversified Financial Services)	25,498	1,347,809
Loomis AB Class B (Industrials, Commercial Services & Supplies)	3,834	160,145
Lundbergforetagen AB Class B (Financials, Diversified Financial Services)	3,824	151,581
Nibe Industrier AB Class B (Industrials, Building Products)	18,477	282,470
Saab AB Class B (Industrials, Aerospace & Defense)	4,466	147,555
Sandvik AB (Industrials, Machinery)	59,736	1,086,325
Securitas AB Class B (Industrials, Commercial Services & Supplies)	17,140	284,224
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	86,949	745,613
Skanska AB Class B (Industrials, Construction & Engineering)	19,263	425,637
SKF AB Class B (Industrials, Machinery)	19,860	379,309
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	30,700	305,514
Svenska Handelsbanken AB Class A (Financials, Banks)	82,190	806,765
Swedbank AB Class A (Financials, Banks)	52,057	677,869
Swedish Match AB (Consumer Staples, Tobacco)	9,625	461,030
Swedish Orphan Biovitrum AB (Health Care, Biotechnology) †	9,717	162,198
Tele2 AB Class B (Communication Services, Wireless Telecommunication Services)	28,508	420,638
Telia Company AB (Communication Services, Diversified Telecommunication Services)	142,121	615,152
Trelleborg AB Class B (Industrials, Machinery)	12,900	212,769
Volvo AB Class B (Industrials, Machinery)	92,010	1,422,471
		20,070,111

Switzerland : 10.10%
Adecco SA (Industrials, Professional Services)	8,832	546,131
Allreal Holding AG (Real Estate, Real Estate Management & Development)	859	164,454
Baloise Holding AG (Financials, Insurance)	2,609	453,558
Barry Callebaut AG (Consumer Staples, Food Products)	123	247,292
BB Biotech AG (Health Care, Biotechnology)	48,398	3,345,138
Belimo Holding AG (Industrials, Building Products)	23	151,838
Bucher Industries AG (Industrials, Machinery)	346	110,886

14

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Switzerland (continued)
Cembra Money Bank AG (Financials, Consumer Finance)	1,596	$166,185
Chocoladefabriken Lindt & Sprungli AG (Consumer Staples, Food Products)	6	511,928
Coca-Cola HBC AG (Consumer Staples, Beverages)	11,180	372,900
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	30,895	2,353,552
EMS-Chemie Holdings AG (Materials, Chemicals)	449	278,674
Flughafen Zuerich AG (Industrials, Transportation Infrastructure)	1,052	186,566
Galenica AG (Health Care, Pharmaceuticals)	2,714	163,288
Geberit AG (Industrials, Building Products)	2,018	1,083,533
Georg Fischer AG (Industrials, Machinery)	219	214,564
Givaudan SA (Materials, Chemicals)	425	1,249,387
Helvetia Holding AG (Financials, Insurance)	1,668	227,739
Kuehne & Nagel International AG (Industrials, Marine)	3,016	490,524
Logitech International SA (Information Technology, Technology Hardware, Storage & Peripherals)	9,332	408,004
Lonza Group AG (Health Care, Life Sciences Tools & Services)	4,185	1,421,581
Nestle SA (Consumer Staples, Food Products)	167,205	17,380,289
Novartis AG (Health Care, Pharmaceuticals)	131,068	12,069,137
OC Oerlikon Corporation AG (Industrials, Machinery)	11,496	127,982
Pargesa Holding SA (Financials, Diversified Financial Services)	2,159	170,388
Partners Group Holding AG (Financials, Capital Markets)	1,016	856,905
PSP Swiss Property AG (Real Estate, Real Estate Management & Development)	2,044	265,991
Roche Holding AG (Health Care, Pharmaceuticals)	38,613	11,903,502
Schindler Holding AG - Participation Certificate (Industrials, Machinery)	2,244	559,569
SGS SA (Industrials, Professional Services)	296	770,385
Sika AG (Materials, Chemicals)	6,507	1,132,827
Sonova Holding AG (Health Care, Health Care Equipment & Supplies)	3,025	690,780
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	597	574,458
Sunrise Communications Group AG (Communication Services, Diversified Telecommunication Services) 144A	1,702	133,555
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,764	494,044
Swiss Life Holding AG (Financials, Insurance)	1,857	920,931
Swiss Prime Site AG (Real Estate, Real Estate Management & Development)	4,254	449,335
Swisscom AG (Communication Services, Diversified Telecommunication Services)	1,375	711,878
Tecan Group AG (Health Care, Life Sciences Tools & Services)	555	149,110
Temenos Group AG (Information Technology, Software)	3,456	524,406
VAT Group AG (Industrials, Machinery) 144A	1,464	211,894
Zurich Insurance Group AG (Financials, Insurance)	8,025	3,148,995
		67,394,083

Thailand : 0.05%
Thai Beverage plc (Consumer Staples, Beverages)	470,300	306,060

United Kingdom : 14.16%
3i Group plc (Financials, Capital Markets)	55,571	769,727
Admiral Group plc (Financials, Insurance)	12,265	339,454
Aggreko plc (Industrials, Commercial Services & Supplies)	14,083	151,136
Amcor Limited (Materials, Containers & Packaging)	58,683	605,321
Ashmore Group plc (Financials, Capital Markets)	23,738	146,134
Ashtead Group plc (Industrials, Trading Companies & Distributors)	25,657	779,781
Associated British Foods plc (Consumer Staples, Food Products)	20,074	666,956
AstraZeneca plc (Health Care, Pharmaceuticals)	74,266	7,163,274
Auto Trader Group plc (Communication Services, Interactive Media & Services) 144A	48,035	349,135
AVEVA Group plc (Information Technology, Software)	3,235	190,699
BAE Systems plc (Industrials, Aerospace & Defense)	176,023	1,305,348
Balfour Beatty plc (Industrials, Construction & Engineering)	34,671	99,007
Barratt Developments plc (Consumer Discretionary, Household Durables)	54,432	469,406
Beazley plc (Financials, Insurance)	26,347	181,277
Bellway plc (Consumer Discretionary, Household Durables)	6,041	260,870
British American Tobacco plc (Consumer Staples, Tobacco)	134,225	5,311,950
Britvic plc (Consumer Staples, Beverages)	13,150	164,797
BT Group plc (Communication Services, Diversified Telecommunication Services)	439,383	1,088,547
Bunzl plc (Industrials, Trading Companies & Distributors)	18,379	504,628
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	24,173	657,772
Capita plc (Industrials, Professional Services) †	79,251	162,353
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	9,219	387,853
Cineworld Group plc (Communication Services, Entertainment)	52,803	141,907
Close Brothers Group plc (Financials, Capital Markets)	8,171	157,139

15

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

	Shares	Value
United Kingdom (continued)
Cobham plc (Industrials, Aerospace & Defense)	130,383	$266,764
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	88,074	2,157,951
ConvaTec Limited (Health Care, Health Care Equipment & Supplies) 144A	71,309	176,563
Croda International plc (Materials, Chemicals)	7,269	468,170
Dechra Pharmaceuticals plc (Health Care, Pharmaceuticals)	5,797	212,472
Derwent Valley Holdings plc (Real Estate, Equity REITs)	5,706	272,896
Diageo plc (Consumer Staples, Beverages)	133,109	5,448,542
Dialog Semiconductor plc (Information Technology, Semiconductors & Semiconductor Equipment) †	3,309	168,366
Direct Line Insurance Group plc (Financials, Insurance)	77,125	304,623
DS Smith plc (Materials, Containers & Packaging)	72,371	357,355
easyJet plc (Industrials, Airlines)	10,417	180,259
Electrocomponents plc (Information Technology, Electronic Equipment, Instruments & Components)	22,477	189,998
EVRAZ plc (Materials, Metals & Mining)	34,204	163,850
Experian Group Limited plc (Industrials, Professional Services)	50,545	1,675,429
Ferguson plc (Industrials, Trading Companies & Distributors)	11,418	992,631
G4S plc (Industrials, Commercial Services & Supplies)	78,812	213,130
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	275,468	6,248,847
Great Portland Estates plc (Real Estate, Equity REITs)	13,107	140,831
Greggs plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,047	162,825
Halma plc (Information Technology, Electronic Equipment, Instruments & Components)	20,782	566,037
Hays plc (Industrials, Professional Services)	77,710	167,537
Hikma Pharmaceuticals plc (Health Care, Pharmaceuticals)	8,607	213,167
Hiscox Limited (Financials, Insurance)	17,631	310,794
HomeServe plc (Industrials, Commercial Services & Supplies)	15,647	243,847
Howden Joinery Group plc (Industrials, Trading Companies & Distributors)	30,623	249,747
IG Group Holdings plc (Financials, Capital Markets)	19,318	168,842
IMI plc (Industrials, Machinery)	13,833	200,549
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	46,988	1,035,027
Inchcape plc (Consumer Discretionary, Distributors)	21,433	180,453
Informa plc (Communication Services, Media)	71,375	730,536
Inmarsat plc (Communication Services, Diversified Telecommunication Services)	26,017	182,775
Intermediate Capital Group (Financials, Capital Markets)	16,659	329,855
Intertek Group plc (Industrials, Professional Services)	9,183	655,101
Investec plc (Financials, Capital Markets)	35,627	202,229
ITV plc (Communication Services, Media)	207,376	389,157
IWG plc (Real Estate, Real Estate Management & Development)	36,442	192,575
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	97,843	271,176
JD Sports Fashion plc (Consumer Discretionary, Specialty Retail)	21,527	211,758
John Wood Group plc (Energy, Energy Equipment & Services)	38,130	173,238
Johnson Matthey plc (Materials, Chemicals)	10,868	403,957
Jupiter Fund Management plc (Financials, Capital Markets)	25,842	121,754
Just Eat plc (Consumer Discretionary, Internet & Direct Marketing Retail) †	33,751	333,749
Kingfisher plc (Consumer Discretionary, Specialty Retail)	111,175	301,800
Legal & General Group plc (Financials, Insurance)	306,026	1,111,755
Lloyds Banking Group plc (Financials, Banks)	3,524,779	2,787,581
London Stock Exchange Group plc (Financials, Capital Markets)	16,851	1,497,642
Man Group plc (Financials, Capital Markets)	91,730	180,028
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	103,416	259,939
Meggitt plc (Industrials, Aerospace & Defense)	41,971	349,027
Micro Focus International plc (Information Technology, Software)	18,712	274,140
Mondi plc (Materials, Paper & Forest Products)	23,009	498,587
Moneysupermarket.com Group plc (Consumer Discretionary, Internet & Direct Marketing Retail)	27,530	121,233
National Grid plc (Utilities, Multi-Utilities)	185,634	2,135,995
Next plc (Consumer Discretionary, Multiline Retail)	6,793	593,716
NMC Health plc (Health Care, Health Care Providers & Services)	4,673	151,634
Pearson plc (Communication Services, Media)	44,302	370,474
Pennon Group plc (Utilities, Water Utilities)	21,515	253,767
Persimmon plc (Consumer Discretionary, Household Durables)	15,653	517,842
Phoenix Group Holdings plc (Financials, Insurance)	38,155	367,873
Polymetal International plc (Materials, Metals & Mining)	14,017	211,193
Quilter plc (Financials, Capital Markets)	87,671	167,016
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	40,948	3,212,434
RELX plc (Industrials, Professional Services)	112,912	2,735,124
Rentokil Initial plc (Industrials, Commercial Services & Supplies)	99,965	575,188
Rightmove plc (Communication Services, Interactive Media & Services)	46,862	377,943
Rio Tinto plc (Materials, Metals & Mining)	59,854	3,252,346
Rotork plc (Industrials, Machinery)	44,229	187,506
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	238,801	6,840,883

16

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
United Kingdom (continued)
Royal Mail plc (Industrials, Air Freight & Logistics)	52,880	$142,593
RSA Insurance Group plc (Financials, Insurance)	53,180	379,240
Schroders plc (Financials, Capital Markets)	6,434	274,513
Segro plc (Real Estate, Equity REITs)	58,774	679,551
Severn Trent plc (Utilities, Water Utilities)	12,643	366,757
Signature Aviation PLC (Industrials, Transportation Infrastructure)	35,442	147,640
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)	49,672	1,112,008
Smiths Group plc (Industrials, Industrial Conglomerates)	20,573	441,943
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)	6,353	230,304
Spirax-Sarco Engineering plc (Industrials, Machinery)	3,985	459,977
SSE plc (Utilities, Electric Utilities)	53,201	894,463
SSP Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	20,142	175,575
Tate & Lyle plc (Consumer Staples, Food Products)	24,116	228,118
Taylor Wimpey plc (Consumer Discretionary, Household Durables)	173,840	391,761
TechnipFMC plc - BATS Exchange (Energy, Energy Equipment & Services)	23,867	447,438
Tesco plc (Consumer Staples, Food & Staples Retailing)	519,178	1,540,313
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	6,234	369,743
The Sage Group plc (Information Technology, Software)	58,108	566,489
The Unite Group plc (Real Estate, Equity REITs)	14,589	236,038
Travis Perkins plc (Industrials, Trading Companies & Distributors)	12,428	247,446
Tritax Big Box REIT plc (Real Estate, Equity REITs)	94,236	180,619
Unilever plc (Consumer Staples, Personal Products)	65,926	3,903,298
United Utilities Group plc (Utilities, Water Utilities)	36,563	403,547
Victrex plc (Materials, Chemicals)	4,397	130,793
WH Smith plc (Consumer Discretionary, Specialty Retail)	5,069	160,484
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,076	421,055
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)	127,096	325,952
WPP plc (Communication Services, Media)	72,809	942,109
		94,522,266

Total Common Stocks (Cost $580,328,948)		634,109,442

	Dividend yield
Preferred Stocks : 0.60%
Germany : 0.60%
Fuchs Petrolub SE (Materials, Chemicals)	2.20%		3,837	165,722
Henkel AG & Company KGaA (Consumer Staples, Household Products)	1.75		9,613	1,015,523
Porsche Automobil Holding SE (Consumer Discretionary, Automobiles)	2.99		7,914	585,786
Sartorius AG Vorzug (Health Care, Health Care Equipment & Supplies)	0.29		1,908	402,157
Volkswagen AG (Consumer Discretionary, Automobiles)	2.51		9,514	1,839,473
Total Preferred Stocks (Cost $4,003,120)				4,008,661

		Expiration date
Rights : 0.00%
Australia : 0.00%
Atlas Arteria Limited (Industrials, Transportation Infrastructure)†(a)		12-16-2019	6,869	3,485

Total Rights (Cost $0)				3,485

	Yield
Short-Term Investments : 2.55%
Investment Companies : 2.55%
Wells Fargo Government Money Market Fund Select Class (I)(u)	1.56		17,025,086	17,025,086

Total Short-Term Investments (Cost $17,025,086)				17,025,086

17

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

		Value
Total investments in securities (Cost $601,357,154)	98.18%	$655,146,674
Other assets and liabilities, net	1.82	12,168,366

Total net assets	100.00%	$667,315,040

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

18

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	272	12-20-2019	$26,170,647	$26,891,280	$720,633	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same advisor or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	25,160,866	106,204,632	114,340,412	17,025,086	$17,025,086	2.55%

Wells Fargo Factor Enhanced International Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2019, such fair value pricing was not used pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Australia	$59,353,741	$0	$0	$59,353,741
Austria	1,861,840	0	0	1,861,840
Belgium	3,630,308	0	0	3,630,308
Cambodia	123,400	0	0	123,400
Canada	69,958,183	1,111,984	0	71,070,167
China	2,366,928	0	0	2,366,928
Denmark	14,133,893	0	0	14,133,893
Finland	7,676,963	0	0	7,676,963
France	36,106,465	0	0	36,106,465
Germany	31,647,469	0	0	31,647,469
Hong Kong	24,695,348	0	0	24,695,348
Ireland	9,177,183	0	0	9,177,183
Isle of Man (U.K.)	297,690	0	0	297,690
Italy	9,820,428	0	0	9,820,428
Japan	128,825,030	0	0	128,825,030
Luxembourg	1,893,843	0	0	1,893,843
Netherlands	19,231,299	0	0	19,231,299
New Zealand	2,674,221	0	0	2,674,221
Norway	3,505,642	0	0	3,505,642
Pagua New Guinea	383,410	0	0	383,410
Poland	2,180,305	0	0	2,180,305
Portugal	782,436	0	0	782,436
Singapore	10,711,396	0	0	10,711,396
Spain	9,667,517	0	0	9,667,517
Sweden	20,070,111	0	0	20,070,111
Switzerland	67,394,083	0	0	67,394,083
Thailand	306,060	0	0	306,060
United Kingdom	94,522,266	0	0	94,522,266
Preferred stocks
Germany	4,008,661	0	0	4,008,661
Rights
Australia	0	3,485	0	3,485
Short-term investments
Investment companies	17,025,086	0	0	17,025,086

	654,031,205	1,115,469		655,146,674
Futures contracts	720,633	0	0	720,633

Total assets	$654,751,838	$1,115,469	$0	$655,867,307

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2019, the Portfolio had segregated $2,566,375 as cash collateral for these open futures contracts.

During the nine months ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 96.87%
Communication Services : 9.03%
Diversified Telecommunication Services : 2.82%
AT&T Incorporated	419,430	$15,678,293
CenturyLink Incorporated	65,466	948,602
Verizon Communications Incorporated	241,109	14,524,406
Zayo Group Holdings Incorporated †	12,422	425,329
		31,576,630

Entertainment : 1.67%
Cinemark Holdings Incorporated	6,724	227,742
Live Nation Entertainment Incorporated †	8,251	576,002
The Madison Square Garden Company Class A †	1,181	332,782
The Walt Disney Company	108,910	16,508,578
Viacom Incorporated Class B	22,454	540,468
World Wrestling Entertainment Incorporated Class A	2,540	157,531
Zynga Incorporated Class A †	53,369	332,489
		18,675,592

Interactive Media & Services : 2.34%
Alphabet Incorporated Class A †	19,158	24,983,751
IAC Corporation †	4,593	1,022,861
TripAdvisor Incorporated	6,036	171,422
		26,178,034

Media : 2.06%
Altice USA Incorporated †	22,202	567,927
Cable One Incorporated	301	462,035
CBS Corporation Class B	20,858	842,246
Charter Communications Incorporated Class A †	9,582	4,503,636
Comcast Corporation Class A	280,776	12,396,260
Discovery Communications Incorporated Class A †	8,962	295,208
DISH Network Corporation Class A †	13,362	456,580
Fox Corporation Class A	22,523	805,422
Interpublic Group of Companies Incorporated	23,286	521,606
News Corporation Class A	23,711	305,398
Nexstar Media Group Incorporated Class A	2,976	320,545
Omnicom Group Incorporated	13,182	1,047,705
Tegna Incorporated	14,248	218,707
The New York Times Company Class A	8,720	281,220
		23,024,495

Wireless Telecommunication Services : 0.14%
T-Mobile US Incorporated †	18,284	1,436,208
Telephone & Data Systems Incorporated	5,926	140,505
		1,576,713

Consumer Discretionary : 9.11%
Auto Components : 0.14%
BorgWarner Incorporated	11,413	479,917
Gentex Corporation	14,490	411,516
Lear Corporation	3,469	417,355
The Goodyear Tire & Rubber Company	13,401	214,282
		1,523,070

Automobiles : 0.47%
Ford Motor Company	237,478	2,151,551
General Motors Company	72,999	2,627,964

1

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

	Shares	Value
Automobiles (continued)
Harley-Davidson Incorporated	9,506	$345,828
Thor Industries Incorporated	3,106	198,070
		5,323,413

Distributors : 0.18%
Genuine Parts Company	8,808	919,291
LKQ Corporation †	16,719	589,846
Pool Corporation	2,273	469,261
		1,978,398

Diversified Consumer Services : 0.17%
Bright Horizons Family Solutions Incorporated †	3,541	532,991
Grand Canyon Education Incorporated †	2,911	247,988
H&R Block Incorporated	11,722	285,782
Service Corporation International	10,591	466,216
ServiceMaster Global Holdings Incorporated †	8,465	331,743
		1,864,720

Hotels, Restaurants & Leisure : 2.30%
Aramark	15,263	666,077
Chipotle Mexican Grill Incorporated †	1,518	1,235,531
Cracker Barrel Old Country Store Incorporated	1,466	225,383
Darden Restaurants Incorporated	7,732	915,778
Domino’s Pizza Incorporated	2,481	730,158
Dunkin Brands Group Incorporated	4,838	370,349
Hyatt Hotels Corporation Class A	2,190	176,952
Marriott International Incorporated Class A	16,714	2,345,977
Marriott Vacations Worldwide Corporation	2,308	283,515
McDonald’s Corporation	45,596	8,867,510
Planet Fitness Incorporated Class A †	5,037	372,335
Six Flags Entertainment Corporation	4,489	195,182
Starbucks Corporation	69,366	5,925,937
Texas Roadhouse Incorporated	4,192	242,717
The Wendy’s Company	11,040	236,698
Vail Resorts Incorporated	2,267	550,133
Wyndham Hotels & Resorts Incorporated	5,491	318,094
Wyndham Worldwide Corporation	5,272	255,692
Yum! Brands Incorporated	18,447	1,857,059
		25,771,077

Household Durables : 0.52%
D.R. Horton Incorporated	20,903	1,156,981
Garmin Limited	7,249	708,155
Helen of Troy Limited †	1,558	251,492
iRobot Corporation †	1,651	71,918
Leggett & Platt Incorporated	7,610	398,155
Lennar Corporation Class A	16,838	1,004,387
NVR Incorporated †	201	762,170
Pulte Group Incorporated	15,355	608,826
Toll Brothers Incorporated	7,900	317,343
Whirlpool Corporation	3,512	502,567
		5,781,994

Internet & Direct Marketing Retail : 0.11%
Expedia Group Incorporated	6,785	689,763
Qurate Retail Incorporated †	25,115	237,588
Wayfair Incorporated Class A †	3,256	276,500
		1,203,851

Leisure Products : 0.13%
Hasbro Incorporated	6,491	660,135

2

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Leisure Products (continued)
Mattel Incorporated †	16,869	$197,367
Polaris Industries Incorporated	3,198	312,445
The Brunswick Corporation	5,101	299,786
		1,469,733

Multiline Retail : 0.75%
Dollar General Corporation	15,105	2,376,923
Dollar Tree Incorporated †	13,806	1,262,697
Kohl’s Corporation	10,659	501,080
Macy’s Incorporated	18,985	290,850
Nordstrom Incorporated	7,047	268,984
Target Corporation	29,502	3,688,045
		8,388,579

Specialty Retail : 3.35%
Aaron’s Incorporated	3,819	223,030
Advance Auto Parts Incorporated	4,386	688,953
American Eagle Outfitters Incorporated	10,407	155,793
AutoZone Incorporated †	1,439	1,695,027
Best Buy Company Incorporated	14,248	1,148,959
Burlington Stores Incorporated †	3,916	881,100
CarMax Incorporated †	9,974	970,071
Five Below Incorporated †	3,393	419,748
Foot Locker Incorporated	6,527	261,406
L Brands Incorporated	15,022	287,521
Lowe’s Companies Incorporated	47,777	5,604,720
O’Reilly Automotive Incorporated †	4,597	2,033,161
Ross Stores Incorporated	21,079	2,448,326
The Gap Incorporated	19,315	320,822
The Home Depot Incorporated	65,652	14,476,923
The TJX Companies Incorporated	67,077	4,100,417
Tractor Supply Company	7,001	661,174
ULTA Beauty Incorporated †	3,463	809,857
Williams-Sonoma Incorporated	4,942	342,975
		37,529,983

Textiles, Apparel & Luxury Goods : 0.99%
Capri Holdings Limited †	8,975	333,332
Carter’s Incorporated	2,443	252,386
Deckers Outdoor Corporation †	1,577	265,220
HanesBrands Incorporated	20,834	313,968
Kontoor Brands Incorporated	3,126	112,067
Nike Incorporated Class B	71,960	6,727,540
PVH Corporation	4,562	442,332
Ralph Lauren Corporation	2,920	313,433
Skechers U.S.A. Incorporated Class A †	7,538	303,178
Under Armour Incorporated Class A †	9,639	182,081
VF Corporation	19,485	1,725,202
Wolverine World Wide Incorporated	5,467	175,491
		11,146,230

Consumer Staples : 9.84%
Beverages : 2.51%
Brown-Forman Corporation Class B	16,238	1,101,261
Constellation Brands Incorporated Class A	8,986	1,671,935
Molson Coors Brewing Company Class B	11,668	589,001
Monster Beverage Corporation †	23,678	1,416,418
PepsiCo Incorporated	83,493	11,340,854
The Coca-Cola Company	224,712	11,999,621
		28,119,090

3

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

	Shares	Value
Food & Staples Retailing : 1.93%
BJ’s Wholesale Club Holdings Incorporated †	7,504	$177,845
Casey’s General Stores Incorporated	1,957	340,068
Costco Wholesale Corporation	23,374	7,007,759
Performance Food Group Company †	6,167	290,219
Sysco Corporation	28,730	2,314,202
The Kroger Company	45,796	1,252,063
US Foods Holding Corporation †	12,626	502,136
Walmart Incorporated	81,554	9,712,266
		21,596,558

Food Products : 1.61%
Archer Daniels Midland Company	33,488	1,437,640
Bunge Limited	8,116	433,232
Campbell Soup Company	10,224	476,132
ConAgra Foods Incorporated	27,366	790,056
Darling Ingredients Incorporated †	9,951	236,834
Flowers Foods Incorporated	11,219	241,545
General Mills Incorporated	35,008	1,866,627
Hormel Foods Corporation	16,412	730,826
Ingredion Incorporated	3,954	328,854
Kellogg Company	14,511	944,956
Lamb Weston Holdings Incorporated	8,702	730,794
McCormick & Company Incorporated	7,501	1,269,544
Mondelez International Incorporated Class A	84,005	4,413,623
Post Holdings Incorporated †	3,911	413,002
The Hershey Company	8,413	1,246,470
The J.M. Smucker Company	6,779	712,405
TreeHouse Foods Incorporated †	3,290	160,848
Tyson Foods Incorporated Class A	16,958	1,524,355
		17,957,743

Household Products : 2.31%
Church & Dwight Company Incorporated	14,510	1,019,182
Colgate-Palmolive Company	50,563	3,429,183
Energizer Holdings Incorporated	3,847	191,927
Kimberly-Clark Corporation	19,956	2,720,801
Spectrum Brands Holdings Incorporated	364	22,757
The Clorox Company	7,494	1,110,836
The Procter & Gamble Company	142,474	17,390,376
		25,885,062

Personal Products : 0.26%
Coty Incorporated Class A	25,570	295,078
Herbalife Nutrition Limited †	5,393	245,975
The Estee Lauder Companies Incorporated Class A	12,050	2,355,414
		2,896,467

Tobacco : 1.22%
Altria Group Incorporated	111,693	5,551,142
Philip Morris International Incorporated	97,762	8,107,403
		13,658,545

Energy : 4.40%
Energy Equipment & Services : 0.56%
Apergy Corporation †	5,005	127,828
Baker Hughes Incorporated	30,537	684,640
Core Laboratories NV	2,745	120,231
Halliburton Company	53,307	1,118,914
Helmerich & Payne Incorporated	6,814	269,357
National Oilwell Varco Incorporated	25,571	576,626
Patterson-UTI Energy Incorporated	14,008	125,232

4

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Energy Equipment & Services (continued)
Schlumberger Limited	87,714	$3,175,247
Valaris plc	15,267	65,037
		6,263,112

Oil, Gas & Consumable Fuels : 3.84%
Cabot Oil & Gas Corporation	27,809	443,275
Chesapeake Energy Corporation †	91,528	54,487
Chevron Corporation	113,586	13,304,328
EQT Corporation	18,463	161,182
Equitrans Midstream Corporation	13,043	130,039
Exxon Mobil Corporation	254,835	17,361,909
HollyFrontier Corporation	9,667	498,334
Marathon Petroleum Corporation	42,077	2,551,549
ONEOK Incorporated	25,861	1,837,424
PBF Energy Incorporated Class A	7,565	236,785
PDC Energy Incorporated †	3,994	90,784
Peabody Energy Corporation	7,112	68,844
Phillips 66	27,163	3,116,139
Plains GP Holdings LP Class A	8,947	156,304
Tallgrass Energy GP LP	7,996	143,208
Targa Resources Corporation	15,032	549,119
Valero Energy Corporation	24,287	2,319,166
		43,022,876

Financials : 11.01%
Banks : 2.39%
Associated Banc Corporation	9,591	205,631
Bank of Hawaii Corporation	2,399	216,174
Bank OZK	7,359	218,415
BankUnited Incorporated	5,960	208,958
BB&T Corporation	44,983	2,461,470
CIT Group Incorporated	6,025	274,258
Citizens Financial Group Incorporated	27,147	1,044,074
Commerce Bancshares Incorporated	6,041	404,928
Fifth Third Bancorp	47,490	1,433,723
First Financial Bankshares Incorporated	7,954	274,970
First Hawaiian Incorporated	8,223	234,684
First Horizon National Corporation	17,851	287,044
FNB Corporation	19,475	241,880
Glacier Bancorp Incorporated	5,198	227,932
Hancock Holding Company	5,260	213,609
Home Bancshares Incorporated	9,254	174,160
Huntington Bancshares Incorporated	62,305	927,721
IBERIABANK Corporation	3,251	237,290
KeyCorp	59,234	1,148,547
M&T Bank Corporation	8,088	1,332,417
PacWest Bancorp	7,164	266,787
People’s United Financial Incorporated	24,092	397,518
Pinnacle Financial Partners Incorporated	4,515	277,311
PNC Financial Services Group Incorporated	24,631	3,773,716
Signature Bank	3,387	417,820
Sterling Bancorp	12,564	256,557
SunTrust Banks Incorporated	26,079	1,847,436
TCF Financial Corporation	9,199	390,866
Texas Capital Bancshares Incorporated †	3,056	176,637
UMB Financial Corporation	2,838	190,912
Umpqua Holdings Corporation	13,600	222,632
United Bankshares Incorporated	6,176	233,885
US Bancorp	87,440	5,249,023
Valley National Bancorp	19,295	223,436
Webster Financial Corporation	5,575	271,447
Wintrust Financial Corporation	3,323	225,665

5

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

	Shares	Value
Banks (continued)
Zions Bancorporation	11,209	$557,984
		26,747,517

Capital Markets : 2.64%
Affiliated Managers Group Incorporated	3,076	262,598
Ameriprise Financial Incorporated	7,901	1,294,737
Bank of New York Mellon Corporation	50,920	2,493,552
CBOE Holdings Incorporated	6,790	807,331
CME Group Incorporated	20,909	4,238,882
Eaton Vance Corporation	6,558	309,341
Evercore Partners Incorporated Class A	1,953	151,123
FactSet Research Systems Incorporated	2,187	567,855
Franklin Resources Incorporated	17,565	482,862
Interactive Brokers Group Incorporated Class A	4,277	207,092
Intercontinental Exchange Incorporated	32,763	3,085,292
Invesco Limited	23,819	418,262
KKR & Company Incorporated Class A	29,086	857,746
Lazard Limited Class A	7,407	286,206
LPL Financial Holdings Incorporated	4,820	445,127
MarketAxess Holdings Incorporated	2,201	888,808
Moody’s Corporation	10,059	2,280,074
MSCI Incorporated	4,808	1,246,186
Northern Trust Corporation	12,947	1,388,436
Raymond James Financial Incorporated	7,767	697,632
S&P Global Incorporated	14,821	3,922,378
SEI Investments Company	8,202	529,275
Stifel Financial Corporation	4,192	262,084
T. Rowe Price Group Incorporated	13,776	1,702,163
The NASDAQ OMX Group Incorporated	6,766	709,077
		29,534,119

Consumer Finance : 0.85%
Ally Financial Incorporated	24,665	785,334
American Express Company	37,218	4,470,626
Credit Acceptance Corporation †	715	307,779
Discover Financial Services	19,610	1,664,301
FirstCash Financial Services Incorporated	2,523	203,959
Green Dot Corporation Class A †	2,486	59,067
Navient Corporation	15,311	219,713
SLM Corporation	27,667	236,000
Synchrony Financial	41,758	1,562,167
		9,508,946

Diversified Financial Services : 1.58%
Berkshire Hathaway Incorporated Class B †	79,057	17,416,257
Jefferies Financial Group Incorporated	14,248	297,783
		17,714,040

Insurance : 3.16%
AFLAC Incorporated	43,754	2,399,469
Alleghany Corporation †	836	652,113
American Financial Group Incorporated	4,068	446,300
Aon plc	13,734	2,796,380
Arch Capital Group Limited †	23,299	977,859
Arthur J. Gallagher & Company	10,846	1,011,606
Assurant Incorporated	3,651	485,108
Assured Guaranty Limited	5,964	296,113
Athene Holding Limited Class A †	9,059	407,836
Axis Capital Holdings Limited	5,218	308,801
Brown & Brown Incorporated	14,073	531,115
Chubb Limited	23,245	3,521,153
Cincinnati Financial Corporation	9,119	976,189
Erie Indemnity Company Class A	1,328	224,830
Everest Reinsurance Group Limited	2,483	673,539

6

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Insurance (continued)
Fidelity National Financial Incorporated	16,025	$763,271
First American Financial Corporation	6,517	414,612
Globe Life Incorporated	6,148	631,768
Kemper Corporation	3,811	281,709
Loews Corporation	16,055	817,200
Markel Corporation †	799	907,304
Marsh & McLennan Companies Incorporated	30,620	3,309,103
Old Republic International Corporation	17,215	388,370
Primerica Incorporated	2,506	335,403
Reinsurance Group of America Incorporated	3,806	629,741
Selective Insurance Group Incorporated	3,460	229,121
The Allstate Corporation	19,669	2,190,143
The Hanover Insurance Group Incorporated	2,442	331,941
The Hartford Financial Services Group Incorporated	21,453	1,327,083
The Progressive Corporation	35,673	2,605,913
The Travelers Companies Incorporated	15,329	2,095,781
Unum Group	11,827	363,562
W.R. Berkley Corporation	8,457	575,076
Willis Towers Watson plc	7,345	1,442,852
		35,348,364

Mortgage REITs : 0.28%
AGNC Investment Corporation	32,643	565,377
Annaly Capital Management Incorporated	87,370	815,162
Blackstone Mortgage Trust Incorporated Class A	7,057	258,498
Chimera Investment Corporation	11,135	226,820
MFA Financial Incorporated	27,426	210,083
New Residential Investment Corporation	25,494	395,157
Starwood Property Trust Incorporated	16,435	402,658
Two Harbors Investment Corporation	16,507	240,012
		3,113,767

Thrifts & Mortgage Finance : 0.11%
Essent Group Limited	5,662	309,428
MGIC Investment Corporation	21,597	311,213
New York Community Bancorp Incorporated	29,199	348,052
Radian Group Incorporated	13,172	340,364
		1,309,057

Health Care : 18.40%
Biotechnology : 2.54%
AbbVie Incorporated	89,051	7,812,444
Alkermes plc †	9,204	193,468
Amgen Incorporated	36,269	8,513,060
Biogen Incorporated †	11,486	3,443,618
Exelixis Incorporated †	17,579	292,339
Gilead Sciences Incorporated	74,458	5,006,556
Incyte Corporation †	11,531	1,085,759
Regeneron Pharmaceuticals Incorporated †	4,966	1,832,454
United Therapeutics Corporation †	2,619	241,629
		28,421,327

Health Care Equipment & Supplies : 4.76%
Abbott Laboratories	101,205	8,647,967
Baxter International Incorporated	28,710	2,353,359
Becton Dickinson & Company	16,403	4,240,176
Boston Scientific Corporation †	81,407	3,520,853
Danaher Corporation	37,605	5,489,578
Dentsply Sirona Incorporated	12,835	725,691
DexCom Incorporated †	4,569	1,038,579
Edwards Lifesciences Corporation †	11,896	2,913,806
Globus Medical Incorporated Class A †	4,277	239,298

7

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

	Shares	Value
Health Care Equipment & Supplies (continued)
Haemonetics Corporation †	2,760	$332,856
Hill-Rom Holdings Incorporated	3,627	388,851
Hologic Incorporated †	14,860	762,615
ICU Medical Incorporated †	1,026	192,354
IDEXX Laboratories Incorporated †	4,935	1,241,547
Integra LifeSciences Holdings Corporation †	3,911	238,532
LivaNova plc †	3,070	257,143
Masimo Corporation †	2,704	419,309
Medtronic plc	78,589	8,754,029
Merit Medical Systems Incorporated †	3,047	85,316
Neogen Corporation †	2,940	195,716
NuVasive Incorporated †	3,067	221,560
Penumbra Incorporated †	1,740	307,841
ResMed Incorporated †	8,415	1,258,884
Steris plc	4,818	728,193
Stryker Corporation	18,061	3,699,976
Teleflex Incorporated	2,588	914,444
The Cooper Companies Incorporated	2,725	853,170
Varian Medical Systems Incorporated †	5,360	716,793
West Pharmaceutical Services Incorporated	4,198	617,232
Wright Medical Group NV †	7,266	216,309
Zimmer Biomet Holdings Incorporated	12,045	1,749,898
		53,321,875

Health Care Providers & Services : 3.68%
Amedisys Incorporated †	1,952	318,098
AmerisourceBergen Corporation	9,138	803,322
Anthem Incorporated	15,910	4,592,581
Cardinal Health Incorporated	18,044	992,961
Centene Corporation †	25,151	1,520,881
Chemed Corporation	946	406,799
Covetrus Incorporated †	5,618	80,394
CVS Health Corporation	77,702	5,848,630
DaVita HealthCare Partners Incorporated †	7,085	508,490
Encompass Health Corporation	5,790	409,411
HCA Healthcare Incorporated	16,277	2,256,969
Henry Schein Incorporated	8,329	573,868
Humana Incorporated	8,420	2,873,157
McKesson Corporation	11,336	1,639,639
Molina Healthcare Incorporated †	3,594	486,987
UnitedHealth Group Incorporated	58,379	16,338,531
Universal Health Services Incorporated Class B	4,955	691,173
WellCare Health Plans Incorporated †	2,863	922,086
		41,263,977

Health Care Technology : 0.12%
Cerner Corporation	18,487	1,323,484

Life Sciences Tools & Services : 1.40%
Agilent Technologies Incorporated	18,938	1,529,622
Bio-Rad Laboratories Incorporated Class A †	1,252	462,464
Bio-Techne Corporation	2,188	477,531
Bruker Corporation	5,781	295,929
Charles River Laboratories International Incorporated †	2,822	409,896
IQVIA Holdings Incorporated †	10,635	1,552,497
Mettler-Toledo International Incorporated †	1,368	984,153
PerkinElmer Incorporated	6,372	591,959
PRA Health Sciences Incorporated †	3,368	366,472
Qiagen N.V. †	13,203	565,088
Syneos Health Incorporated †	4,579	251,433
Thermo Fisher Scientific Incorporated	23,173	7,275,163
Waters Corporation †	4,149	921,368
		15,683,575

8

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Pharmaceuticals : 5.90%
Bristol-Myers Squibb Company	137,623	$7,836,254
Catalent Incorporated †	8,422	437,860
Elanco Animal Health Incorporated †	21,439	594,075
Eli Lilly & Company	57,168	6,708,665
Horizon Therapeutics plc †	11,530	377,953
Johnson & Johnson	149,688	20,580,603
Merck & Company Incorporated	150,092	13,085,021
Perrigo Company plc	7,599	389,297
Pfizer Incorporated	331,151	12,755,937
Zoetis Incorporated	26,875	3,238,975
		66,004,640

Industrials : 11.68%
Aerospace & Defense : 2.90%
Arconic Incorporated	21,516	666,135
BWX Technologies Incorporated	5,633	338,712
Curtiss-Wright Corporation	2,543	349,179
General Dynamics Corporation	14,659	2,664,127
HEICO Corporation	2,321	301,475
Hexcel Corporation	4,897	389,948
Huntington Ingalls Industries Incorporated	2,452	617,095
L3Harris Technologies Incorporated	13,307	2,675,905
Lockheed Martin Corporation	14,292	5,588,601
Northrop Grumman Corporation	10,322	3,630,970
Raytheon Company	17,210	3,741,798
Spirit AeroSystems Holdings Incorporated Class A	6,352	552,560
Teledyne Technologies Incorporated †	2,064	705,867
Textron Incorporated	13,752	635,892
TransDigm Group Incorporated	2,779	1,575,971
United Technologies Corporation	54,028	8,014,514
		32,448,749

Air Freight & Logistics : 0.82%
C.H. Robinson Worldwide Incorporated	8,694	668,134
Expeditors International of Washington Incorporated	10,414	778,551
FedEx Corporation	14,696	2,352,095
United Parcel Service Incorporated Class B	40,596	4,860,559
XPO Logistics Incorporated †	6,384	527,893
		9,187,232

Airlines : 0.52%
Alaska Air Group Incorporated	7,299	503,704
Delta Air Lines Incorporated	33,935	1,944,815
JetBlue Airways Corporation †	16,910	325,856
Southwest Airlines Company	28,794	1,659,686
Spirit Airlines Incorporated †	3,918	153,076
United Airlines Holdings Incorporated †	13,033	1,209,462
		5,796,599

Building Products : 0.56%
A.O. Smith Corporation	7,630	369,292
Allegion plc	5,401	648,282
Armstrong World Industries Incorporated	2,844	273,081
Fortune Brands Home & Security Incorporated	8,076	510,888
Johnson Controls International plc	55,407	2,373,082
Lennox International Incorporated	2,283	584,106
Masco Corporation	16,162	752,341
Owens Corning Incorporated	6,661	446,687
Trex Company Incorporated †	3,147	270,831
		6,228,590

9

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

	Shares	Value
Commercial Services & Supplies : 0.74%
Cintas Corporation	5,215	$1,340,568
Clean Harbors Incorporated †	2,827	233,652
Copart Incorporated †	11,902	1,059,278
KAR Auction Services Incorporated	7,907	166,996
MSA Safety Incorporated	2,151	266,573
Republic Services Incorporated	12,796	1,134,365
Rollins Incorporated	9,642	345,666
Stericycle Incorporated †	5,716	359,079
Tetra Tech Incorporated	3,177	280,497
The Brink’s Company	2,847	264,771
Waste Management Incorporated	24,903	2,811,798
		8,263,243

Construction & Engineering : 0.17%
AECOM Technology Corporation †	9,384	406,609
EMCOR Group Incorporated	3,263	290,179
Fluor Corporation	8,292	144,612
Jacobs Engineering Group Incorporated	8,334	767,478
Quanta Services Incorporated	8,160	339,782
		1,948,660

Electrical Equipment : 0.85%
Acuity Brands Incorporated	2,296	300,271
AMETEK Incorporated	13,689	1,355,348
Eaton Corporation plc	25,394	2,348,945
Emerson Electric Company	36,910	2,726,173
Hubbell Incorporated	3,145	462,378
nVent Electric plc	9,148	226,047
Regal-Beloit Corporation	2,439	199,339
Rockwell Automation Incorporated	7,054	1,381,455
Sensata Technologies Holding plc †	9,635	496,106
		9,496,062

Industrial Conglomerates : 1.44%
3M Company	34,124	5,793,231
Carlisle Companies Incorporated	3,420	533,452
Honeywell International Incorporated	42,914	7,662,295
Roper Technologies Incorporated	6,023	2,170,509
		16,159,487

Machinery : 2.18%
AGCO Corporation	3,680	287,518
Allison Transmission Holdings Incorporated	6,805	329,362
Crane Company	3,077	255,606
Cummins Incorporated	9,139	1,671,158
Deere & Company	18,702	3,142,871
Donaldson Company Incorporated	7,882	442,023
Dover Corporation	8,368	932,865
Flowserve Corporation	7,922	385,801
Fortive Corporation	17,651	1,273,873
Graco Incorporated	9,788	472,858
IDEX Corporation	4,602	748,929
Illinois Tool Works Incorporated	16,645	2,901,723
Ingersoll-Rand plc	14,417	1,890,213
ITT Incorporated	5,136	358,390
John Bean Technologies Corporation	1,796	196,752
Kennametal Incorporated	4,928	171,642
Lincoln Electric Holdings Incorporated	3,687	340,163
Nordson Corporation	2,980	494,173
Oshkosh Corporation	3,755	339,677
PACCAR Incorporated	20,298	1,651,648
Parker-Hannifin Corporation	7,458	1,482,576
RBC Bearings Incorporated †	1,421	235,715
Snap-on Incorporated	3,316	532,085

10

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Machinery (continued)
Stanley Black & Decker Incorporated	8,612	$1,358,457
The Middleby Corporation †	3,349	387,680
The Toro Company	6,163	481,823
WABCO Holdings Incorporated †	3,148	424,193
Woodward Governor Company	3,404	397,553
Xylem Incorporated	10,496	813,545
		24,400,872

Marine : 0.03%
Kirby Corporation †	3,603	303,985

Professional Services : 0.57%
ASGN Incorporated †	2,840	190,308
Equifax Incorporated	6,971	973,430
IHS Markit Limited †	21,851	1,587,475
Insperity Incorporated	2,178	169,383
Manpower Incorporated	3,587	332,300
Nielsen Holdings plc	22,741	444,587
Robert Half International Incorporated	6,947	404,315
TransUnion	10,794	931,630
Verisk Analytics Incorporated	9,349	1,378,791
		6,412,219

Road & Rail : 0.59%
Genesee & Wyoming Incorporated Class A †	3,359	374,361
J.B. Hunt Transport Services Incorporated	5,260	608,161
Kansas City Southern	6,037	920,160
Knight-Swift Transportation Holdings Incorporated	7,161	264,885
Landstar System Incorporated	2,396	266,938
Norfolk Southern Corporation	16,414	3,176,109
Old Dominion Freight Line Incorporated	4,313	826,328
Ryder System Incorporated	3,142	164,924
		6,601,866

Trading Companies & Distributors : 0.29%
Fastenal Company	34,243	1,216,311
HD Supply Holdings Incorporated †	11,133	443,316
MSC Industrial Direct Company Class A	2,738	200,997
Univar Incorporated †	9,346	218,883
W.W. Grainger Incorporated	2,806	889,362
Watsco Incorporated	1,909	339,745
		3,308,614

Transportation Infrastructure : 0.02%
Macquarie Infrastructure Company LLC	4,574	191,879

Information Technology : 9.21%
Communications Equipment : 0.32%
Ciena Corporation †	7,633	289,749
CommScope Holdings Incorporated †	12,324	167,606
F5 Networks Incorporated †	3,472	505,905
Juniper Networks Incorporated	19,446	487,317
Lumentum Holdings Incorporated †	4,115	303,111
Motorola Solutions Incorporated	9,496	1,588,681
Viasat Incorporated †	3,506	257,691
		3,600,060

Electronic Equipment, Instruments & Components : 0.69%
Amphenol Corporation Class A	17,099	1,778,296
Arrow Electronics Incorporated †	4,846	385,935

11

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Avnet Incorporated	6,214	$252,599
CDW Corporation of Delaware	8,444	1,140,362
Coherent Incorporated †	1,384	208,790
Dolby Laboratories Incorporated Class A	3,783	260,573
FLIR Systems Incorporated	7,872	421,624
Jabil Circuit Incorporated	7,788	302,486
Keysight Technologies Incorporated †	10,546	1,128,738
Littelfuse Incorporated	1,475	267,580
National Instruments Corporation	7,186	302,674
SYNNEX Corporation	2,440	299,656
Tech Data Corporation †	2,103	304,704
Zebra Technologies Corporation Class A †	2,942	738,265
		7,792,282

IT Services : 3.67%
Accenture plc Class A	38,115	7,667,213
Akamai Technologies Incorporated †	9,513	828,773
Alliance Data Systems Corporation	2,901	310,146
Amdocs Limited	8,399	582,051
Automatic Data Processing Incorporated	24,501	4,184,281
Black Knight Incorporated †	8,346	525,881
Booz Allen Hamilton Holding Corporation	8,128	591,393
Broadridge Financial Solutions Incorporated	6,807	842,094
CACI International Incorporated Class A †	1,526	365,202
Cognizant Technology Solutions Corporation Class A	35,887	2,300,716
CoreLogic Incorporated †	4,510	186,849
DXC Technology Company	16,170	603,626
EPAM Systems Incorporated †	3,169	671,353
Euronet Worldwide Incorporated †	2,995	470,784
Fidelity National Information Services Incorporated	19,854	2,742,830
Fiserv Incorporated †	23,128	2,688,399
Gartner Incorporated †	5,191	832,948
Genpact Limited	9,272	377,370
GoDaddy Incorporated Class A †	10,895	723,210
International Business Machines Corporation	51,956	6,985,484
Jack Henry & Associates Incorporated	4,496	683,122
Leidos Holdings Incorporated	8,364	759,786
LiveRamp Holdings Incorporated †	4,119	206,321
MAXIMUS Incorporated	3,656	272,920
MongoDB Incorporated †	1,613	239,853
Paychex Incorporated	19,737	1,699,750
Perspecta Incorporated	8,184	225,715
Sabre Corporation	15,760	353,497
Science Applications International Corporation	3,295	281,228
The Western Union Company	26,038	699,901
VeriSign Incorporated †	6,172	1,177,247
		41,079,943

Semiconductors & Semiconductor Equipment : 1.90%
Advanced Micro Devices Incorporated †	53,720	2,103,138
Applied Materials Incorporated	55,279	3,200,654
Cabot Microelectronics Corporation	1,674	223,328
Cree Incorporated †	6,178	273,129
Cypress Semiconductor Corporation	18,080	423,976
Entegris Incorporated	8,068	381,778
KLA-Tencor Corporation	9,476	1,552,737
Lam Research Corporation	9,208	2,456,971
Maxim Integrated Products Incorporated	15,461	876,175
MKS Instruments Incorporated	3,284	349,024
Monolithic Power Systems Incorporated	2,288	367,636
ON Semiconductor Corporation †	22,832	490,203
QUALCOMM Incorporated	72,768	6,079,766
Semtech Corporation †	3,821	185,166
Silicon Laboratories Incorporated †	2,554	270,545
Teradyne Incorporated	10,086	631,283

12

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx Incorporated	15,157	$1,406,266
		21,271,775

Software : 2.06%
2U Incorporated †	3,842	95,819
ACI Worldwide Incorporated †	6,802	255,075
Alteryx Incorporated Class A †	2,030	230,466
Aspen Technology Incorporated †	3,883	486,928
Blackbaud Incorporated	2,927	242,590
Cadence Design Systems Incorporated †	15,751	1,106,508
CDK Global Incorporated	7,699	412,281
Cerence Incorporated †	2,177	33,874
Citrix Systems Incorporated	7,257	818,662
Fair Isaac Corporation †	1,708	628,117
Fortinet Incorporated †	8,476	890,912
Intuit Incorporated	14,758	3,820,699
J2 Global Incorporated	2,820	273,596
Manhattan Associates Incorporated †	3,767	314,582
Nortonlifelock Incoporated	36,466	908,003
Nuance Communications Incorporated	17,264	309,544
Oracle Corporation	133,459	7,492,388
RealPage Incorporated †	4,859	267,391
RingCentral Incorporated Class A †	4,189	722,477
SS&C Technologies Holdings Incorporated	13,023	782,031
Synopsys Incorporated †	8,472	1,194,891
Teradata Corporation †	6,977	185,309
Tyler Technologies Incorporated †	2,176	631,410
Verint Systems Incorporated †	3,997	194,294
VMware Incorporated Class A	4,896	761,916
		23,059,763

Technology Hardware, Storage & Peripherals : 0.57%
Dell Technologies Incorporated †	11,199	543,040
Hewlett Packard Enterprise Company	83,935	1,328,691
HP Incorporated	90,183	1,810,875
NCR Corporation †	7,123	233,848
NetApp Incorporated	14,609	885,159
Pure Storage Incorporated Class A †	13,686	219,934
Seagate Technology plc	14,984	894,245
Xerox Holdings Corporation	10,844	422,157
		6,337,949

Materials : 3.23%
Chemicals : 2.11%
Air Products & Chemicals Incorporated	12,761	3,015,807
Ashland Global Holdings Incorporated	3,651	261,777
Axalta Coating Systems Limited †	12,051	343,092
Celanese Corporation Series A	7,279	914,024
Dow Incorporated	42,210	2,252,748
DuPont de Nemours Incorporated	59,039	3,826,318
Ecolab Incorporated	14,801	2,762,903
FMC Corporation	6,992	684,936
Huntsman Corporation	11,531	260,831
Ingevity Corporation †	2,552	230,471
International Flavors & Fragrances Incorporated	5,946	839,754
LyondellBasell Industries NV Class A	16,072	1,487,303
NewMarket Corporation	525	259,334
Olin Corporation	9,195	161,096
PPG Industries Incorporated	13,124	1,690,896
RPM International Incorporated	7,128	525,547
Scotts Miracle-Gro Company Class A	2,323	234,809
Sensient Technologies Corporation	2,395	151,580
The Chemours Company	9,441	149,073

13

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

	Shares	Value
Chemicals (continued)
The Mosaic Company	21,358	$406,870
The Sherwin-Williams Company	4,542	2,648,576
Valvoline Incorporated	10,869	246,183
W.R. Grace & Company	3,851	257,362
		23,611,290

Construction Materials : 0.21%
Eagle Materials Incorporated	2,873	264,402
Martin Marietta Materials Incorporated	3,732	1,001,669
Vulcan Materials Company	7,843	1,112,686
		2,378,757

Containers & Packaging : 0.53%
AptarGroup Incorporated	3,612	404,977
Avery Dennison Corporation	4,854	632,816
Ball Corporation	18,843	1,244,769
Berry Global Group Incorporated †	7,758	362,221
Crown Holdings Incorporated †	7,648	580,483
Graphic Packaging Holding Company	17,115	278,461
International Paper Company	23,941	1,109,426
Packaging Corporation of America	5,511	616,681
Sealed Air Corporation	8,996	339,419
Sonoco Products Company	5,809	351,619
		5,920,872

Metals & Mining : 0.36%
Alcoa Corporation †	11,723	238,563
Allegheny Technologies Incorporated †	7,192	165,848
Newmont Goldcorp Corporation	30,762	1,181,261
Nucor Corporation	17,898	1,008,731
Reliance Steel & Aluminum Company	3,805	448,914
Royal Gold Incorporated	3,924	460,167
Steel Dynamics Incorporated	13,019	439,131
United States Steel Corporation	9,406	123,407
		4,066,022

Paper & Forest Products : 0.02%
Louisiana-Pacific Corporation	6,934	205,662

Real Estate : 5.89%
Equity REITs : 5.75%
Alexandria Real Estate Equities Incorporated	6,607	1,073,770
American Campus Communities Incorporated	8,314	399,405
American Homes 4 Rent Class A	15,655	418,145
American Tower Corporation	27,162	5,813,483
Americold Realty Trust	8,792	330,755
Apartment Investment & Management Company Class A	8,546	459,518
Apple Hospitality REIT Incorporated	12,777	207,754
AvalonBay Communities Incorporated	8,371	1,794,826
Boston Properties Incorporated	9,012	1,248,522
Brixmor Property Group Incorporated	17,262	378,728
Camden Property Trust	5,782	644,982
CoreSite Realty Corporation	2,315	262,498
Cousins Properties Incorporated	6,060	245,369
Crown Castle International Corporation	24,764	3,309,956
CubeSmart	11,736	361,938
CyrusOne Incorporated	6,549	408,003
Digital Realty Trust Incorporated	13,157	1,591,339
Douglas Emmett Incorporated	9,779	430,961
Duke Realty Corporation	21,203	745,922
EastGroup Properties Incorporated	2,143	291,855
EPR Properties	4,778	338,856
Equinix Incorporated	5,002	2,835,384

14

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Equity REITs (continued)
Equity Commonwealth	6,846	$224,891
Equity Lifestyle Properties Incorporated	10,087	747,245
Equity Residential	22,223	1,891,177
Essex Property Trust Incorporated	3,907	1,219,687
Extra Space Storage Incorporated	7,815	828,781
Federal Realty Investment Trust	4,554	601,447
First Industrial Realty Trust Incorporated	7,353	313,091
Gaming and Leisure Properties Incorporated	12,344	520,917
Healthcare Realty Trust Incorporated	7,732	256,625
Healthcare Trust of America Incorporated Class A	12,632	383,381
Healthpeak Properties Incorpoarated	29,700	1,035,936
Highwoods Properties Incorporated	6,230	302,467
Host Hotels & Resorts Incorporated	44,984	786,770
Hudson Pacific Properties Incorporated	9,028	323,202
Invitation Homes Incorporated	20,358	621,530
Iron Mountain Incorporated	17,671	567,593
JBG Smith Properties	6,827	272,261
Kilroy Realty Corporation	5,887	490,034
Kimco Realty Corporation	23,897	516,653
Lamar Advertising Company Class A	5,248	437,841
Liberty Property Trust	8,746	538,929
Life Storage Incorporated	2,863	313,556
Medical Properties Trust Incorporated	23,380	485,369
Mid-America Apartment Communities Incorporated	6,861	933,851
National Retail Properties Incorporated	9,778	545,026
Omega Healthcare Investors Incorporated	12,637	531,133
Paramount Group Incorporated	12,223	166,111
Park Hotels & Resorts Incorporated	12,487	295,318
Pebblebrook Hotel Trust	7,897	206,901
Prologis Incorporated	36,555	3,346,610
Public Storage Incorporated	9,411	1,982,709
Rayonier Incorporated	7,400	226,662
Realty Income Corporation	18,026	1,381,332
Regency Centers Corporation	9,940	646,498
Rexford Industrial Realty Incorporated	5,721	273,807
RLJ Lodging Trust	10,316	176,300
Ryman Hospitality Properties Incorporated	2,899	258,678
Sabra Health Care REIT Incorporated	11,006	245,214
SBA Communications Corporation	6,640	1,570,161
Service Properties Trust	10,366	241,424
Simon Property Group Incorporated	19,095	2,887,355
SL Green Realty Corporation	4,998	426,479
Spirit Realty Capital Incorporated REIT	5,052	264,725
STAG Industrial Incorporated	7,179	222,477
STORE Capital Corporation	12,531	510,137
Sun Communities Incorporated	5,170	851,551
Sunstone Hotel Investors Incorporated	13,713	191,982
Taubman Centers Incorporated	3,803	123,521
The Macerich Company	9,394	252,980
UDR Incorporated	16,581	796,717
Ventas Incorporated	21,943	1,279,496
VEREIT Incorporated	56,101	547,546
VICI Properties Incorporated	24,750	612,068
Vornado Realty Trust	10,625	686,056
Weingarten Realty Investors	7,100	226,064
Welltower Incorporated	24,623	2,082,367
Weyerhaeuser Company	42,066	1,241,368
WP Carey Incorporated	10,280	857,558
		64,359,534

Real Estate Management & Development : 0.14%
CBRE Group Incorporated Class A †	18,652	1,063,537
Jones Lang LaSalle Incorporated	2,679	445,598
		1,509,135

15

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

	Shares	Value
Utilities : 5.07%
Electric Utilities : 2.96%
ALLETE Incorporated	3,085	$247,139
Alliant Energy Corporation	14,239	754,667
American Electric Power Company Incorporated	29,388	2,684,594
Duke Energy Corporation	44,694	3,940,670
Edison International	21,042	1,454,002
Entergy Corporation	11,182	1,301,473
Evergy Incorporated	15,062	952,973
Eversource Energy	19,047	1,574,044
Exelon Corporation	56,947	2,528,447
FirstEnergy Corporation	31,308	1,493,079
Hawaiian Electric Industries Incorporated	6,536	285,427
IDACORP Incorporated	2,990	314,100
NextEra Energy Incorporated	28,641	6,696,839
OGE Energy Corporation	11,779	495,425
PG&E Corporation †	26,107	194,758
Pinnacle West Capital Corporation	6,719	587,173
PNM Resources Incorporated	4,546	220,254
Portland General Electric Company	5,236	290,650
PPL Corporation	42,799	1,456,450
The Southern Company	61,375	3,804,636
Xcel Energy Incorporated	30,604	1,881,840
		33,158,640

Gas Utilities : 0.21%
Atmos Energy Corporation	6,975	746,046
National Fuel Gas Company	5,306	238,876
New Jersey Resources Corporation	5,231	222,527
ONE Gas Incorporated	3,144	279,407
Southwest Gas Holdings Incorporated	3,055	231,447
Spire Incorporated	3,026	234,273
UGI Corporation	10,397	452,789
		2,405,365

Independent Power & Renewable Electricity Producers : 0.18%
AES Corporation	38,897	735,542
NRG Energy Incorporated	16,458	653,876
Vistra Energy Corporation	23,879	633,510
		2,022,928

Multi-Utilities : 1.56%
Ameren Corporation	14,408	1,070,947
Black Hills Corporation	3,602	275,805
CenterPoint Energy Incorporated	30,587	751,217
CMS Energy Corporation	16,874	1,034,376
Consolidated Edison Incorporated	20,086	1,745,273
Dominion Energy Incorporated	49,631	4,124,832
DTE Energy Company	10,955	1,368,718
MDU Resources Group Incorporated	11,217	325,742
NiSource Incorporated	22,611	598,061
Northwestern Corporation	3,000	214,710
Public Service Enterprise Group Incorporated	30,475	1,807,472
Sempra Energy	16,523	2,433,342
WEC Energy Group Incorporated	18,809	1,667,418
		17,417,913

16

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

				Shares	Value
Water Utilities : 0.16%
American Water Works Company Incorporated				10,771	$1,303,614
Aqua America Incorporated				10,553	467,181
					1,770,795

Total Common Stocks (Cost $834,993,298)					1,084,423,395

			Expiration date
Rights : 0.01%
Communication Services : 0.00%
Media : 0.00%
Dish Network Corporation †			12-1-2019	723	492

Health Care : 0.01%
Pharmaceuticals : 0.01%
Bristol Myers Squibb Company Rights †			12-31-2020	42,184	90,696

Total Rights (Cost $89,852)					91,188

		Yield
Short-Term Investments : 2.38%
Investment Companies : 2.38%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.56%		26,645,657	26,645,657

Total Short-Term Investments (Cost $26,645,657)					26,645,657

Total investments in securities (Cost $861,728,807)	99.26%				1,111,160,240
Other assets and liabilities, net	0.74				8,277,801

Total net assets	100.00%				$1,119,438,041

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

17

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	225	12-20-2019	$34,223,608	$35,366,625	$1,143,017	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	42,045,039	143,266,518	158,665,900	26,645,657	$26,645,657	2.38%

Wells Fargo Factor Enhanced Large Cap Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$101,031,464	$0	$0	$101,031,464
Consumer discretionary	101,981,048	0	0	101,981,048
Consumer staples	110,113,465	0	0	110,113,465
Energy	49,285,988	0	0	49,285,988
Financials	123,275,810	0	0	123,275,810
Health care	206,018,878	0	0	206,018,878
Industrials	130,748,057	0	0	130,748,057
Information technology	103,141,772	0	0	103,141,772
Materials	36,182,603	0	0	36,182,603
Real estate	65,868,669	0	0	65,868,669
Utilities	56,775,641	0	0	56,775,641
Rights
Communication services	0	492	0	492
Health care	0	90,696	0	90,696
Short-term investments
Investment companies	26,645,657	0	0	26,645,657

	1,111,069,052	91,188	0	1,111,160,240
Futures contracts	1,143,017	0	0	1,143,017

Total assets	$1,112,212,069	$91,188	$0	$1,112,303,257

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2019, the Portfolio had segregated $5,250,825 as cash collateral for these open futures contracts.

During the nine months ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 96.63%
Communication Services : 2.58%
Diversified Telecommunication Services : 0.36%
ATN International Incorporated	1,879	$105,506
Bandwidth Incorporated Class A †	2,874	160,743
Cincinnati Bell Incorporated †	11,546	74,934
Cogent Communications Group Incorporated	7,670	480,756
Consolidated Communications Holdings Incorporated	12,772	46,362
Frontier Communications Corporation †	25,111	16,947
IDT Corporation Class B †	2,600	18,538
Ooma Incorporated †	3,571	49,565
Pareteum Corporation †	28,123	12,262
		965,613

Entertainment : 0.18%
AMC Entertainment Holdings Class A	10,825	88,549
Gaia Incorporated †	2,098	17,560
Glu Mobile Incorporated †	22,874	126,493
Marcus Corporation	4,367	137,386
Reading International Incorporated Class A †	3,115	33,424
Rosetta Stone Incorporated †	4,436	68,935
		472,347

Interactive Media & Services : 0.71%
Actua Corporation †(a)‡	9,483	2,655
Angi Homeservices Incorporated Class A †	15,213	117,901
Care.com Incorporated †	5,409	67,775
CarGurus Incorporated †	12,709	509,504
Cars.com Incorporated †	13,315	176,956
DHI Group Incorporated †	8,810	29,690
Eventbrite Incorporated Class A †	1,877	40,374
Liberty TripAdvisor Holdings Incorporated Class A †	12,958	89,799
Match Group Incorporated	9,663	681,048
QuinStreet Incorporated †	6,850	107,819
The Meet Group Incorporated †	14,410	69,744
		1,893,265

Media : 1.07%
A.H. Belo Corporation Class A	3,670	10,716
AMC Networks Incorporated Class A †	8,075	310,322
Clear Channel Outdoor Holdings Incorporated †	7,385	18,315
Cumulus Media Incorporated Class A †	2,453	42,535
Daily Journal Corporation †	189	53,695
DISH Network Corporation Class A †	2,126	72,645
Entravision Communications Corporation Class A	12,377	35,151
Fluent Incorporated †	6,324	10,371
Gannett Company Incorporated	22,513	143,183
Gray Television Incorporated †	17,530	354,807
Hemisphere Media Group Incorporated †	3,438	48,132
John Wiley & Sons Incorporated Class A	7,968	376,568
Lee Enterprises Incorporated †	11,171	21,672
Marchex Incorporated Class B †	5,965	23,979
Meredith Corporation	7,551	264,587
MSG Networks Incorporated Class A †	11,285	183,268
National CineMedia Incorporated	12,306	82,573
Saga Communications Incorporated Class A	963	29,603
Scholastic Corporation	4,382	162,704
Sinclair Broadcast Group Incorporated Class A	12,941	450,735
The E.W. Scripps Company Class A	9,747	145,425
WideOpenWest Incorporated †	4,568	28,002
		2,868,988

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

	Shares	Value
Wireless Telecommunication Services : 0.26%
Boingo Wireless Incorporated †	8,398	$96,661
Gogo Incorporated †	12,201	61,737
NII Holdings Incorporated †	16,944	31,516
Shenandoah Telecommunications Company	9,922	372,571
Spok Holdings Incorporated	3,734	45,966
United States Cellular Corporation †	2,999	101,696
		710,147

Consumer Discretionary : 12.41%
Auto Components : 1.33%
American Axle & Manufacturing Holdings Incorporated †	18,238	179,827
Cooper Tire & Rubber Company	8,885	256,066
Cooper-Standard Holdings Incorporated †	3,088	87,792
Dana Incorporated	24,261	411,224
Dorman Products Incorporated †	5,195	386,092
Fox Factory Holding Corporation †	6,517	429,666
Gentherm Incorporated †	6,110	255,704
LCI Industries	4,442	472,895
Modine Manufacturing Company †	9,172	68,056
Motorcar Parts of America Incorporated †	3,455	67,407
Shiloh Industries Incorporated †	2,276	8,672
Standard Motor Products Incorporated	3,693	186,016
Stoneridge Incorporated †	4,944	149,012
Strattec Security Corporation	737	17,231
Superior Industries International Incorporated	4,354	12,191
Tenneco Incorporated	9,308	115,326
Visteon Corporation †	4,809	449,786
		3,552,963

Automobiles : 0.09%
Winnebago Industries Incorporated	5,077	241,310

Distributors : 0.09%
Core Mark Holding Company Incorporated	7,751	208,889
Weyco Group Incorporated	1,037	25,458
		234,347

Diversified Consumer Services : 0.74%
Adtalem Global Education Incorporated †	10,996	370,895
American Public Education Incorporated †	3,032	75,072
Career Education Corporation †	12,375	206,415
Carriage Services Incorporated	3,131	75,301
Collectors Universe Incorporated	1,742	45,762
Graham Holdings Company Class B	801	505,920
Houghton Mifflin Harcourt Company †	21,156	124,186
K12 Incorporated †	7,183	141,146
Laureate Education Incorporated Class A †	17,953	311,485
Regis Corporation †	5,291	85,344
Select Interior Concepts Class A †	3,946	40,644
Zovio Incorporated †	6,093	12,308
		1,994,478

Hotels, Restaurants & Leisure : 2.78%
BBX Capital Corporation	12,289	56,284
Biglari Holdings Incorporated Class B †	353	39,818
BJ’s Restaurants Incorporated	4,134	170,114
Bloomin’ Brands Incorporated	16,997	408,778
Bluegreen Vacations Corporation	1,333	13,157
Brinker International Incorporated	6,690	299,712
Carrols Restaurant Group Incorporated †	6,221	49,270
Century Casinos Incorporated †	5,237	42,420
Choice Hotels International Incorporated	6,844	665,579
Churchill Downs Incorporated	5,614	729,876

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Chuy’s Holding Incorporated †	3,097	$89,256
Dave & Buster’s Entertainment Incorporated	8,757	351,856
Del Taco Restaurants Incorporated †	5,242	39,263
Denny’s Corporation †	11,038	215,683
Dine Brands Global Incorporated	3,232	267,868
Drive Shack Incorporated †	11,635	44,678
El Pollo Loco Holdings Incorporated †	4,029	64,947
Everi Holdings Incorporated †	12,409	167,149
Fiesta Restaurant Group Incorporated †	4,252	42,095
Golden Entertainment Incorporated †	3,311	59,995
Hilton Grand Vacations Incorporated †	15,708	543,968
Inspired Entertainment Incorporated †	2,228	15,574
International Game Technology	18,626	276,596
J. Alexander’s Holdings Incorporated †	2,449	25,396
Jack in the Box Incorporated	4,767	377,975
Lindblad Expeditions Holding †	5,194	80,507
Monarch Casino & Resort Incorporated †	2,344	106,886
Nathan S Famous Incorporated	600	44,730
Noodles & Company †	5,389	33,951
Papa John’s International Incorporated	3,352	212,115
Playa Hotels & Resorts NV †	14,618	115,190
Playags Incorporated †	5,653	64,953
Potbelly Corporation †	4,981	25,204
RCI Hospitality Holdings Incorporated	1,738	31,979
Red Lion Hotels Corporation †	4,207	14,682
Red Robin Gourmet Burgers Incorporated †	2,490	67,902
Red Rock Resorts Incorporated Class A	12,298	287,773
Ruth’s Chris Steak House Incorporated	5,420	126,665
SeaWorld Entertainment Incorporated †	10,026	293,561
The Cheesecake Factory Incorporated	7,786	339,547
The Habit Restaurants Incorporated Class A †	3,945	41,975
Twin River Worldwide Holdings Incorporated	3,879	94,260
Wingstop Incorporated	5,102	408,160
		7,447,347

Household Durables : 1.95%
Bassett Furniture Industries Incorporated	2,198	33,454
Beazer Homes Incorporated †	5,701	87,339
Century Communities Incorporated †	4,943	140,876
Ethan Allen Interiors Incorporated	4,908	87,755
Flexsteel Industries Incorporated	1,476	27,129
GoPro Incorporated Class A †	20,451	82,622
Green Brick Partners Incorporated †	4,470	51,003
Hamilton Beach Brand Class A	1,448	28,468
Hooker Furniture Corporation	2,981	70,978
Hovnanian Enterprises Incorporated Class A †	1,154	25,734
Installed Building Products †	3,971	284,721
KB Home Incorporated	15,900	549,822
La-Z-Boy Incorporated	9,586	302,918
LGI Homes Incorporated †	3,613	261,112
Lifetime Brands Incorporated	2,323	15,146
M/I Homes Incorporated †	5,170	228,876
MDC Holdings Incorporated	8,960	354,547
Meritage Corporation †	6,737	448,280
Sonos Incorporated †	7,884	109,193
Taylor Morrison Home Corporation Class A †	20,946	486,366
Tempur-Pedic International Incorporated †	8,303	704,759
The Lovesac Company †	1,112	16,969
TRI Pointe Homes Incorporated †	26,703	416,033
Tupperware Brands Corporation	7,440	62,868
Turtle Beach Corporation †	2,021	16,855
Universal Electronics Incorporated †	2,343	130,271
Voxx International Corporation †	3,538	16,310
William Lyon Homes Class A †	5,960	124,445

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

	Shares	Value
Household Durables (continued)
Zagg Incorporated †	5,542	$42,563
		5,207,412

Internet & Direct Marketing Retail : 0.32%
1-800-Flowers.com Incorporated Class A †	4,547	61,248
Duluth Holdings Incorporated Class B †	3,687	34,031
Lands End Incorporated †	2,200	25,916
Leaf Group Limited †	2,825	10,453
Liquidity Services Incorporated †	5,273	36,858
PetMed Express Incorporated	3,929	89,699
Shutterstock Incorporated †	3,548	147,526
Stamps.com Incorporated †	2,424	211,494
Stitch Fix Incorporated Class A †	6,658	156,996
The Rubicon Project Incorporated †	8,550	69,084
Waitr Holdings Incorporated †	11,395	4,330
		847,635

Leisure Products : 0.46%
Acushnet Holdings Corporation	6,256	188,118
American Outdoor Brands Corporation †	10,253	89,611
Callaway Golf Company	16,653	346,049
Clarus Corporation	4,200	52,878
Escalade Incorporated	1,646	18,682
Johnson Outdoors Incorporated Class A	900	58,140
Malibu Boats Incorporated Class A †	3,949	156,143
Marine Products Corporation	1,368	20,698
Mastercraft Boat Holdings Incorporated †	3,367	55,926
Nautilus Group Incorporated †	6,427	9,255
Sturm, Ruger & Company Incorporated	3,256	148,311
Yeti Holdings Incorporated †	2,772	88,205
		1,232,016

Multiline Retail : 0.14%
Big Lots Stores Incorporated	7,556	157,920
Dillard’s Incorporated Class A	2,131	153,006
JCPenny Company Incorporated †	45,168	51,040
Tuesday Morning Corporation †	9,103	14,383
		376,349

Specialty Retail : 3.58%
Abercrombie & Fitch Company Class A	15,051	240,364
America’s Car-Mart Incorporated †	1,210	132,205
Asbury Automotive Group Incorporated †	3,471	384,726
Ascena Retail Group Incorporated †	37,981	17,118
AutoNation Incorporated †	14,817	757,001
Barnes & Noble Education Incorporated †	6,622	33,375
Bed Bath & Beyond Incorporated	25,789	376,004
Boot Barn Holdings Incorporated †	4,524	180,146
Build A Bear Workshop Incorporated †	2,351	7,053
Caleres Incorporated	6,814	149,158
Camping World Holdings Incorporated Class A	5,011	60,332
Chico’s FAS Incorporated	21,568	102,879
Children’s Place Retail Stores Incorporated	2,983	215,552
Citi Trends Incorporated	2,196	45,084
Container Store Group Incorporated †	3,388	14,094
Designer Brands Incorporated	12,582	207,603
Destination Xl Group Incorporated †	7,058	8,681
Dick’s Sporting Goods Incorporated	13,706	627,872
Express Incorporated †	14,822	58,250
Genesco Incorporated †	3,560	132,218
GNC Holdings Incorporated Class A †	15,052	44,253
Group 1 Automotive Incorporated	3,150	324,734
Guess? Incorporated	12,648	243,474
Haverty Furniture Companies Incorporated	3,560	71,592

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Specialty Retail (continued)
Hibbett Sports Incorporated †	3,838	$108,884
Hudson Limited Class A †	7,633	106,175
Kirkland’s Incorporated †	4,613	7,196
Lithia Motors Incorporated Class A	4,008	643,605
MarineMax Incorporated †	4,328	71,672
Monro Muffler Brake Incorporated	5,809	426,381
Murphy USA Incorporated †	5,736	674,152
Office Depot Incorporated	106,281	237,007
Penske Auto Group Incorporated	6,559	331,164
Rent-A-Center Incorporated	8,633	224,717
Restoration Hardware Incorporated †	3,153	648,225
RTW Retailwinds Incorporated †	6,314	8,461
Sally Beauty Holdings Incorporated †	23,933	441,085
Shoe Carnival Incorporated	2,346	83,283
Sleep Number Corporation †	5,452	263,168
Sonic Automotive Incorporated Class A	3,141	102,868
Sportsman’s Warehouse Holdings Incorporated †	8,542	62,442
Tailored Brands Incorporated	9,307	49,234
The Buckle Incorporated	5,372	149,449
The Cato Corporation Class A	4,216	80,357
The Michaels Companies Incorporated †	18,354	150,136
Tile Shop Holdings Incorporated	8,115	13,633
Tilly’s Incorporated Class A	4,208	41,491
TravelCenters of America Incorporated †	1,310	13,323
Vitamin Shoppe Incorporated †	3,761	24,371
Winmark Corporation	490	86,730
Zumiez Incorporated †	3,476	102,681
		9,585,658

Textiles, Apparel & Luxury Goods : 0.93%
Columbia Sportswear Company	5,479	506,808
Crocs Incorporated †	12,432	433,877
Culp Incorporated	2,106	33,949
Delta Apparel Incorporated †	953	26,665
G-III Apparel Group Limited †	8,921	264,062
Lakeland Industries Incorporated †	1,551	15,991
Levi Strauss & Company Class A	7,648	128,333
Movado Group Incorporated	3,178	62,130
Oxford Industries Incorporated	3,347	249,084
Rocky Brands Incorporated	1,287	35,882
Steven Madden Limited	14,146	600,781
Superior Uniform Group Incorporated	1,599	21,475
Unifi Incorporated †	2,767	67,376
Vera Bradley Incorporated †	4,281	47,262
		2,493,675

Consumer Staples : 3.86%
Beverages : 0.43%
Boston Beer Company Incorporated Class A †	1,470	564,950
Coca Cola Bottling Corporation	877	236,930
Craft Brew Alliance Incorporated †	2,260	37,245
MGP Ingredients Incorporated	2,515	114,734
National Beverage Corporation	2,233	110,846
New Age Beverages Corporation †	11,697	25,266
Primo Water Corporation †	6,671	68,044
Reed’s Incorporated †	5,143	3,400
		1,161,415

Food & Staples Retailing : 0.61%
Ingles Markets Incorporated Class A	2,561	113,811
Natural Grocers By Vitamin C	1,877	17,550
Pricesmart Incorporated	3,697	276,314
Rite Aid Corporation †	11,867	107,515

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

	Shares	Value
Food & Staples Retailing (continued)
SpartanNash Company	6,958	$98,525
Sprouts Farmers Market Incorporated †	22,644	448,351
The Andersons Incorporated	6,051	139,778
The Chef’s Warehouse Incorporated †	4,703	167,239
United Natural Foods Incorporated †	9,429	85,992
Village Super Market Class A	1,811	51,215
Weis Markets Incorporated	3,338	132,953
		1,639,243

Food Products : 1.78%
Alico Incorporated	516	17,472
B&G Foods Incorporated	11,836	196,004
Cal-Maine Foods Incorporated	4,028	175,339
Calavo Growers Incorporated	2,772	247,235
Dean Foods Company	19,866	2,060
Farmer Bros Corporation †	1,827	27,716
Fresh Del Monte Produce Incorporated	5,357	175,174
Freshpet Incorporated †	6,027	323,891
Hain Celestial Group Incorporated †	15,710	388,351
Hostess Brands Incorporated †	17,676	237,742
J & J Snack Foods Corporation	2,961	547,785
John B. Sanfilippo & Son Incorporated	1,561	152,572
Lancaster Colony Corporation	3,628	573,333
Landec Corporation †	5,176	59,317
Limoneira Corporation	2,753	54,358
Pilgrim’s Pride Corporation †	9,904	311,976
Sanderson Farms Incorporated	3,340	553,037
Seaboard Corporation	53	217,913
Seneca Foods Corporation Class A †	1,191	46,568
Simply Good Foods Company †	12,378	342,004
Tootsie Roll Industries Incorporated	3,042	104,493
		4,754,340

Household Products : 0.42%
Central Garden & Pet Company Class A †	8,282	207,133
Oil Dri Corporation of America	1,051	38,141
Spectrum Brands Holdings Incorporated	6,264	391,625
WD-40 Company	2,556	493,589
		1,130,488

Personal Products : 0.40%
Edgewell Personal Care Company †	9,965	310,509
Elf Beauty Incorporated †	4,464	73,968
Inter Parfums Incorporated	3,357	236,635
Lifevantage Corporation †	2,491	37,539
Medifast Incorporated	2,087	183,468
Natural Health Trends Corporation	1,700	9,809
Revlon Incorporated Class A †	1,160	28,780
USANA Health Sciences Incorporated †	2,553	187,901
		1,068,609

Tobacco : 0.22%
22nd Century Group Incorporated †	21,556	22,203
Pyxus International Incorporated †	1,430	11,483
Turning Point Brands Incorporated	1,436	39,648
Universal Corporation	4,528	236,452
Vector Group Limited	20,105	270,211
		579,997

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Energy : 2.06%
Energy Equipment & Services : 0.59%
Basic Energy Services Incorporated †	4,577	$2,101
Cactus Incorporated Class A	9,412	284,148
Covia Holdings Corporation †	11,745	17,500
DMC Global Incorporated	2,853	131,495
Era Group Incorporated †	3,969	37,983
Exterran Corporation †	6,450	34,701
FTS International Incorporated †	7,601	7,905
Geospace Technologies Corporation †	2,474	35,675
Gulf Island Fabrication Incorporated †	2,828	15,384
Ion Geophysical Corporation †	2,054	17,315
KLX Energy Services †	4,310	24,352
Liberty Oilfield Services Class A	6,444	56,965
Mammoth Energy Services Incorporated	4,525	7,104
Matrix Service Company †	5,051	105,768
McDermott International Incorporated †	28,562	22,861
Natural Gas Services Group Incoporated †	2,484	26,927
Newpark Resources Incorporated †	17,967	105,287
Nextier Oilfield Solutions Incorporated †	8,402	40,246
Parker Drilling Company †	1,713	32,718
Pioneer Energy Services Corporation †	14,275	481
ProPetro Holding Corporation †	16,818	144,971
RigNet Incorporated †	2,548	13,250
RPC Incorporated	12,262	47,331
Seacor Holdings Incorporated †	3,260	138,028
Seacor Marine Holdings Incorporated †	3,768	44,575
Select Energy Services Incorporated Class A †	10,685	82,061
Solaris Oilfield Infrastructure Incorporated Class A	5,648	60,603
Tetra Technologies Incorporated †	25,625	31,519
U.S. Well Services Incorporated †	5,360	8,576
		1,577,830

Oil, Gas & Consumable Fuels : 1.47%
Abraxas Petroleum Corporation †	30,068	7,727
Adams Resources & Energy Incorporated	422	13,563
Altus Midstream Company Class A †	12,150	23,450
Amplify Energy Corporation	3,723	20,477
Arch Coal Incorporated Class A	3,090	229,000
Berry Petroleum Corporation	12,623	100,605
Bonanza Creek Energy Incorporated †	3,721	64,969
Centennial Resource Development Class A †	44,172	136,491
Chaparral Energy Incorporated Class A †	8,503	9,183
Consol Energy Incorporated †	4,506	57,497
Contura Energy Incorporated †	3,718	24,799
CVR Energy Incorporated	5,520	239,513
Delek US Holdings Incorporated	13,155	451,348
DHT Holdings Incorporated	16,038	117,719
Diamond S Shipping Incorporated †	7,792	112,439
Earthstone Energy Incorporated Class A †	3,784	16,914
Evolution Petroleum Corporation	5,357	27,910
Falcon Minerals Corporation	7,424	47,885
Goodrich Petroleum Corporation †	2,213	21,732
Green Plains Renewable Energy Incorporated	8,639	131,745
Gulfport Energy Corporation †	32,751	77,620
Halcon Resources Corporation †(a)	26,970	0
Hallador Energy Corporation	4,465	13,350
Jagged Peak Energy Incorporated †	12,364	82,468
Lonestar Resources US Incorporated Class A †	5,307	10,508
Magnolia Oil & Gas Corporation †	22,026	239,202
Navigator Holdings Limited †	6,181	74,419
New Fortress Energy LLC †	2,880	43,114
Northern Oil & Gas Incorporated †	55,085	98,051
Overseas Shipholding Group Class A †	12,926	22,621
Par Pacific Holdings Incorporated †	7,107	176,893
Penn Virginia Corporation †	2,601	62,814
Renewable Energy Group Incorporated †	8,128	138,664

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Rex American Resources Corporation †	1,080	$99,198
Roan Resources Incorporated †	10,717	16,290
Sandridge Energy Incorporated †	7,890	25,958
SilverBow Resources Incorporated †	1,461	12,740
Southwestern Energy Company †	122,071	222,169
Talos Energy Incorporated †	4,149	96,257
Vaalco Energy Incorporated †	11,931	21,834
W&T Offshore Incorporated †	18,633	79,749
World Fuel Services Corporation	11,160	473,184
		3,942,069

Financials : 20.92%
Banks : 11.52%
1st Constitution Bancorp	1,338	27,268
1st Source Corporation	1,673	86,009
ACNB Corporation	1,287	45,328
Allegiance Bancshares Incorporated †	3,809	136,667
Amalgamated Bank of New York Class A	6,275	119,978
Amerant Bancorp Incorporated Class A †	4,010	88,380
American National Bankshares Incorporated	2,036	77,022
Ameris Bancorp	8,434	368,144
AMES National Corporation	1,774	50,009
Arrow Financial Corporation	2,699	96,786
Atlantic Capital Bancshares †	4,522	85,556
Atlantic Union Bankshares Corporation	14,218	537,440
Banc of California Incorporated	8,308	127,611
BancFirst Corporation	3,330	196,770
Bancorpsouth Bank	18,729	582,472
Bank First Corporation	1,059	71,917
Bank of Commerce Holdings	3,258	37,304
Bank of Marin Bancorp	2,505	113,051
BankFinancial Corporation	3,055	41,701
Bankwell Financial Group Incorporated	1,191	34,872
Banner Corporation	6,416	350,506
Bar Harbor Bankshares	2,810	72,048
Baycom Corporation †	1,956	42,954
BCB Bancorp Incorporated	2,526	34,202
Berkshire Hills Bancorp Incorporated	8,263	260,698
BOK Financial Corporation	5,650	470,871
Boston Private Financial Holdings Incorporated	14,880	174,691
Bridge Bancorp Incorporated	3,463	113,171
Brookline Bancorp Incorporated	14,677	235,566
Bryn Mawr Bank Corporation	3,766	147,891
Business First Bancshares Incorporated	2,537	62,410
Byline Bancorp Incorporated †	4,192	77,091
C&F Financial Corporation	623	35,075
Cadence Bancorp	22,845	377,171
Cambridge Bancorp	773	60,217
Camden National Corporation	2,917	126,714
Capital City Bank Group Incorporated	2,072	59,943
Capstar Financial Holdings Class I	2,160	36,288
Carolina Financial Corporation	3,942	166,707
Carter Bank & Trust †	4,652	98,250
Cathay General Bancorp	14,406	530,429
CB Financial Services Incorporated	1,011	30,097
CBTX Incorporated	3,355	99,040
CenterState Banks Incorporated	23,976	609,710
Central Pacific Financial Company	5,232	152,042
Central Valley Community Bancorp	2,363	49,859
Century Bancorp Incorporated Class A	560	48,860
Chemung Financial Corporation	706	32,314
Citizens & Northern Corporation	2,543	66,881
Citizens Community Bancorp Incorporated	544	6,501
City Holding Company	3,009	239,155
Civista Bancshares Incorporated	2,940	63,739
CNB Financial Corporation	2,607	82,538
Coastal Financial Corporation †	1,227	20,847

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Banks (continued)
Codorus Valley Bancorp Incorporated	1,873	$40,294
Columbia Banking System Incorporated	13,545	529,339
Community Bank System Incorporated	9,471	642,607
Community Bankers Trust Corporation	4,029	35,012
Community Financial Corporation	918	31,643
Community Trust Bancorp	2,885	129,652
ConnectOne Bancorp Incorporated	6,230	156,934
County Bancorp Incorporated	1,014	24,478
Customers Bancorp Incorporated †	5,320	124,382
Dime Community Bancshares	5,172	104,268
DNB Financial Corporation	67	3,095
Eagle Bancorp Incorporated	5,987	265,943
Eagle Bancorp Montana Incorporated	764	16,334
Enterprise Bancorp Incorporated	1,633	52,076
Enterprise Financial Service	4,492	203,038
Equity Bancshares Incorporated Class A †	2,875	84,669
Esquire Financial Holdings Class I †	1,099	26,310
Evans Bancorp Incorporated	937	38,127
Farmers & Merchants Banco	2,025	52,549
Farmers National Banc Corporation	4,702	72,129
FB Financial Corporation	3,117	120,005
Fidelity D&D Bancorp Incorporated	502	32,921
Financial Institutions Incorporated	2,942	95,850
First Bancorp Incorporated	1,991	56,704
First Bancorp of North Carolina	5,247	205,158
First Bancshares Incorporated	3,185	106,889
First Bank	3,192	34,569
First Busey Corporation	9,703	258,100
First Business Financial Service	1,587	39,643
First Capital Incorporated	653	44,371
First Choice Bancorp	1,974	44,928
First Citizens BancShares Corporation Class A	1,001	520,320
First Commonwealth Financial Corporation	18,789	266,992
First Community Bancshares	2,654	80,920
First Community Corporation	1,401	28,763
First Financial Bancorp	18,345	446,150
First Financial Corporation	2,080	91,978
First Financial Northwest	1,635	24,084
First Foundation Incorporated	7,422	121,647
First Guaranty Bancshares Incorporated	965	20,748
First Internet Bancorp	1,851	42,018
First Interstate BancSystem Class A	7,794	328,127
First Merchants Corporation	8,915	360,968
First Mid-Illinois Bancshares	2,501	87,485
First Midwest Bancorp Incorporated	19,421	418,717
First National Community Bancorp Incorporated	3,210	26,065
First Northwest Bancorp	1,718	30,288
First of Long Island Corporation	4,665	113,033
First United Corporation	1,263	30,173
Flushing Financial Corporation	5,145	109,074
Franklin Financial Network	2,559	87,364
Fulton Financial Corporation	31,912	547,610
FVCBankcorp Incorporated †	2,127	36,436
German American Bancorp	4,290	144,573
Great Southern Bancorp Incorporated	2,219	135,426
Great Western Bancorp Incorporated	10,453	359,270
Guaranty Bancshares Incorporated	1,475	48,749
Hanmi Financial Corporation	5,738	112,637
HarborOne Bancorp Incorporated †	5,108	54,196
Hawthorn Bancshares Incorporated	1,110	27,006
Heartland Financial USA Incorporated	5,964	281,620
Heritage Commerce Corporation	8,039	100,488
Heritage Financial Corporation	6,783	187,075
Hilltop Holdings Incorporated	13,690	337,185
Hometrust Bancshares Incorporated	3,218	84,086
Hope Bancorp Incorporated	22,842	331,437
Horizon Bancorp Indiana	7,343	138,195
Howard Bancorp Incorporated †	2,514	41,883

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

	Shares	Value
Banks (continued)
Independent Bank Corporation	4,377	$97,826
Independent Bank Corporation of Rockland Massachusetts	6,328	532,818
International Bancshares Corporation	11,034	468,062
Investar Holding Corporation	1,834	45,887
Investors Bancorp Incorporated	43,462	524,152
Lakeland Bancorp Incorporated	9,111	151,971
Lakeland Financial Corporation	4,611	217,270
LCNB Corporation	2,310	42,712
Level One Bancorp Incorporated	1,072	26,253
Live Oak Bancshares Incorporated	4,577	83,530
Macatawa Bank Corporation	5,129	54,932
Mackinac Financial Corporation	1,851	29,135
Malvern Bancorp Incorporated †	1,440	33,062
Mercantile Bank Corporation	2,981	105,080
Metropolitan Bank Holding Corporation †	987	44,504
Mid Penn Bancorp Incorporated	1,300	35,061
Middlefield Banc Corporation	1,190	32,547
Midland States Bancorp Incorporated	4,111	115,437
Midwestone Financial Group Class I	2,007	68,238
Mutualfirst Financial Incorporated	1,402	55,589
MVB Financial Corporation	1,934	41,194
National Bank Holdings Corporation Class A	5,060	181,350
National Bankshares Incorporated	1,206	51,713
NBT Bancorp Incorporated	8,060	322,400
Nicolet Bankshares Incorporated †	1,503	108,907
Northeast Bank	1,459	31,514
Northrim BanCorp Incorporated	1,307	48,973
Norwood Financial Corporation	1,175	41,125
Oak Valley Bancorp	1,291	24,180
Ohio Valley Banc Corporation	764	28,780
Old National Bancorp	32,564	588,757
Old Point Financial Corporation	749	21,721
Old Second Bancorp Incorporated	5,558	68,641
Opus Bank	4,133	106,259
Origin Bancorp Incorporated	3,452	123,133
Orrstown Financial Services Incorporated	1,590	34,853
Pacific Mercantile Bancorp †	3,648	26,120
Pacific Premier Bancorp Incorporated	11,301	362,084
Park National Corporation	2,336	234,371
Parke Bancorp Incorporated	1,572	37,618
Peapack-Gladstone Financial Corporation	3,277	97,982
Penns Woods Bancorp Incorporated	1,360	43,071
People’s Utah Bancorp	3,076	90,281
Peoples Bancorp Incorporated	3,381	110,593
Peoples Bancorp of North Carolina Incorporated	879	27,689
Peoples Financial Services	1,371	67,344
Plumas Bancorp	853	21,862
Preferred Bank (Los Angeles)	2,579	142,232
Premier Financial Bancorp	2,257	40,965
QCR Holdings Incorporated	2,727	113,989
RBB Bancorp	2,734	54,735
Reliant Bancorp Incorporated	1,974	44,099
Renasant Corporation	10,562	373,895
Republic Bancorp Incorporated Class A	2,221	102,610
Republic First Bancorp Incorporated †	8,933	35,375
S&T Bancorp Incorporated	6,776	255,591
Sandy Spring Bancorp Incorporated	6,505	230,017
SB Financial Group Incorporated	1,239	22,599
SB One Bancorp	1,590	37,588
Seacoast Banking Corporation †	9,488	282,268
Select Bancorp Incorporated †	3,224	38,462
ServisFirst Bancshares Incorporated	8,648	314,441
Shore Bancshares Incorporated	2,488	41,649
Sierra Bancorp	2,622	70,270
Simmons First National Corporation Class A	16,422	425,494
Smartfinancial Incorporated	2,464	56,179
South State Corporation	6,345	528,412
Southern First Bancshares †	1,353	57,949
Southern National Bancorp of Virginia	3,715	59,180

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Banks (continued)
Southside Bancshares Incorporated	6,024	$211,503
Spirit of Texas Bancshares Incorporated †	2,330	53,217
Stock Yards Bancorp Incorporated	3,828	158,441
Summit Financial Group Incorporated	2,132	57,457
The Bancorp Incorporated †	9,744	108,061
The Bank of Princeton	1,054	30,208
Tompkins Trust Company Incorporated	2,535	219,911
Towne Bank	11,660	328,229
TriCo Bancshares	4,798	185,443
TriState Capital Holdings Incorporated †	4,639	112,403
Triumph Bancorp Incorporated †	4,658	167,036
Trustmark Corporation	11,502	395,209
Two River Bancorp	1,458	30,910
Union Bankshares Incorporated	624	21,204
United Community Bank	14,566	451,546
United Security Bancshare	2,646	27,624
Unity Bancorp Incorporated	1,509	33,424
Univest Corporation of Pennsylvania	5,169	134,963
Veritex Holdings Incorporated	9,452	245,847
Washington Trust Bancorp	2,841	148,272
WesBanco Incorporated	12,465	454,708
West Bancorporation	2,771	67,280
Westamerica Bancorporation	4,838	314,470
		30,825,510

Capital Markets : 2.04%
Ares Management Corporation Class A	12,627	417,827
Artisan Partners Asset Management Incorporated Class A	9,400	278,898
Ashford Incorporated †	62	1,461
Associated Capital Group Class A	384	13,862
B. Riley Financial Incorporated	3,120	91,135
BGC Partners Incorporated Class A	51,832	300,626
Blucora Incorporated †	8,717	205,198
BrightSphere Investment Group Incorporated	13,422	129,254
Cohen & Steers Incorporated	4,428	297,252
Cowen Incorporated Class A †	4,814	73,750
Diamond Hill Investment Group	670	91,489
Donnelley Financial Solutions †	5,645	56,676
Federated Investors Incorporated Class B	17,063	571,952
Focus Financial Partners Class A †	6,253	175,772
Gain Capital Holdings Incorporated	3,282	13,620
Gamco Investors Incorporated Class A	1,198	21,540
Great Elm Capital Group Incorporated †	1,810	5,665
Greenhill & Company Incorporated	2,707	46,046
Hamilton Lane Incorporated Class A	3,200	185,600
Houlihan Lokey Incorporated	5,826	277,725
INTL FC Stone Incorporated †	3,058	122,320
Ladenburg Thalmann Financial Services Incorporated	17,192	60,000
Moelis Company Class A	8,222	270,997
Morningstar Incorporated	3,720	584,412
Oppenheimer Holdings Class A	1,675	47,754
Piper Jaffray Companies Incorporated	2,550	206,244
PJT Partners Incorporated Class A	3,498	149,085
Pzena Investment Managm Class A	3,502	31,133
Siebert Financial Corporation †	1,860	19,790
Silvercrest Asset Management Group Incorporated Class A	1,386	17,949
Victory Capital Holding Class A	2,650	54,590
VIRTU Financial Incorporated Class A	13,488	223,901
Virtus Investment Partners Incorporated	1,229	144,776
Waddell & Reed Financial Incorporated Class A	13,757	222,176
Westwood Holdings Group Incorporated	1,617	49,901
		5,460,376

Consumer Finance : 0.46%
Curo Group Holdings Corporation †	2,516	34,243

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

	Shares	Value
Consumer Finance (continued)
Elevate Credit Incorporated †	5,461	$22,663
Encore Capital Group Incorporated †	5,545	202,226
Enova International Incorporated †	5,524	127,218
Ezcorp Incorporated †	8,978	45,967
Nelnet Incorporated Class A	2,657	167,391
Regional Management Corporation †	1,675	54,438
Santander Consumer USA Holdings Incorporated	19,545	460,285
World Acceptance Corporation †	1,205	114,463
		1,228,894

Diversified Financial Services : 0.28%
Cannae Holdings Incorporated †	11,761	440,920
FGL Holdings	26,732	244,063
Marlin Business Services Incorporated	1,594	34,175
On Deck Capital Incorporated †	10,718	44,051
		763,209

Insurance : 2.77%
Ambac Financial Group Incorporated †	8,917	185,652
American National Insurance Company	1,764	208,152
Amerisafe Incorporated	3,642	246,199
Argo Group International Holdings Limited	6,358	418,229
CNA Financial Corporation	5,039	225,344
Crawford & Company Class A	2,683	29,406
Donegal Group Incorporated Class A	2,213	32,376
eHealth Incorporated †	3,688	340,255
Employers Holdings Incorporated	6,052	260,054
FBL Financial Group Incorporated	1,895	109,095
FedNat Holding Company	2,220	33,100
Genworth Financial Incorporated Class A †	93,421	369,947
Goosehead Insurance Incorporated Class A	1,997	80,918
Greenlight Capital Limited †	6,472	67,568
Hallmark Financial Services Incorporated †	2,138	40,772
HCI Group Incorporated	1,250	57,875
Health Insurance Innovations Incorporated Class A †	2,348	42,194
Heritage Insurance Holdings Incorporated	4,808	65,822
Horace Mann Educators Corporation	7,726	335,386
Independence Holding Company	971	41,034
Investors Title Company	257	41,184
James River Group Holdings Limited	5,427	214,692
Kingstone Company Incorporated	1,799	13,726
Kinsale Capital Group Incorporated	3,606	365,144
Mercury General Corporation	5,125	251,023
National General Holdings Corporation	12,068	256,928
National Western Life Group Class A	460	116,026
NI Holdings Incorporated †	1,700	28,458
ProAssurance Corporation	10,176	382,618
Protective Insurance Corporation Class B	1,524	25,710
RLI Corporation	8,023	733,062
Safety Insurance Group Incorporated	2,778	271,272
State Auto Financial Corporation	3,277	107,420
Stewart Information Services Corporation	4,386	187,589
Tiptree Incorporated	4,213	32,819
Trupanion Incorporated †	4,762	162,289
United Fire Group Incorporated	4,067	178,704
United Insurance Holdings Company	3,729	47,321
Universal Insurance Holdings Company	6,172	179,605
White Mountains Insurance Group Limited	572	633,158
		7,418,126

Mortgage REITs : 1.33%
AG Mortgage Investment Trust Incorporated	5,972	92,984
Anworth Mortgage Asset Corporation	18,175	63,976
Apollo Commercial Real Estate Finance Incorporated	25,525	466,342
Arbor Realty Trust Incorporated	14,543	220,472

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Mortgage REITs (continued)
Ares Commercial Real Estate	4,921	$76,964
Capstead Mortgage Corporation	15,744	122,488
Cherry Hill Mortgage Investment REIT	3,014	45,150
Dynex Capital Incorporated REIT	4,399	74,299
Ellington Financial Incorporated	4,901	88,757
Ellington Residential Mortgage REIT	1,749	19,484
Exantas Capital Corporation REIT	5,681	68,399
Granite Point Mortgage Trust Incorporated	9,701	176,267
Great Ajax Corporation REIT	3,135	47,746
Invesco Mortgage Capital Incorporated	23,014	373,747
KKR Real Estate Finance Trust	4,850	97,922
Ladder Capital Corporation	19,054	329,444
New York Mortgage Trust Incorporated	34,628	215,732
PennyMac Mortgage Investment Trust	12,337	284,861
Ready Capital Corporation	5,906	93,138
Redwood Trust Incorporated	18,309	296,240
TPG Real Estate Finance Trust Incorporated	10,584	214,326
Western Asset Mortgage Capital REIT	8,939	91,893
		3,560,631

Thrifts & Mortgage Finance : 2.52%
Axos Financial Incorporated †	10,055	296,120
Bridgewater Bancshares Incorporated †	3,972	50,762
Capitol Federal Financial Incorporated	24,418	346,247
Columbia Financial Incorporated †	9,910	165,101
Entegra Financial Corporation †	1,339	40,224
Essa Bancorp Incorporated	1,793	30,893
Federal Agricultural Mortgage Corporation Class C	1,654	137,365
First Defiance Financial Corporation	3,695	111,404
Flagstar Bancorp Incorporated	5,437	202,583
FS Bancorp Incorporated	739	44,177
Hingham Institution For Savings Corporation	276	52,926
Home Bancorp Incorporated	1,490	57,484
Homestreet Incorporated †	4,759	151,907
Kearny Financial Corporation	16,218	228,674
Luther Burbank Corporation	2,714	31,374
Merchants Bancorp Incorporated	3,381	60,790
Meridian Bancorp Incorporated	9,167	184,532
Meta Financial Group Incorporated	6,674	237,394
MMA Capital Management LLC †	780	24,937
Mr. Cooper Group Incorporated †	15,013	201,775
NMI Holdings Incorporated Class A †	11,699	392,735
Northfield Bancorp Incorporated	8,363	141,335
Northwest Bancshares Incorporated	18,908	314,629
OceanFirst Financial Corporation	9,543	228,841
Ocwen Financial Corporation †	20,798	32,445
OP Bancorp	2,366	23,139
Oritani Financial Corporation	7,367	137,026
PCSB Financial Corporation	3,038	61,975
PDL Community Bancorp †	1,587	23,170
PennyMac Financial Services Incorporated	5,222	179,167
Provident Bancorp Incorporated †	1,561	18,420
Provident Financial Holdings	1,090	23,849
Provident Financial Services Incorporated	11,834	287,803
Prudential Bancorp Incorporated	1,373	24,714
Riverview Bancorp Incorporated	3,933	28,436
Severn Bancorp Incorporated	1,969	17,544
Southern Missouri Bancorp	1,443	53,939
Standard AVB Financial Corporation	929	27,313
Sterling Bancorp Incorporated	2,829	27,413
Territorial Bancorp Incorporated	1,512	47,915
TFS Financial Corporation	9,648	195,758
Timberland Bancorp Incorporated	1,234	36,570
Trustco Bank Corporation	18,316	160,814
United Community Financial Corporation	9,082	100,901
Walker & Dunlop Incorporated	5,234	343,560
Washington Federal Incorporated	14,876	547,586

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

	Shares	Value
Thrifts & Mortgage Finance (continued)
Waterstone Financial Incorporated	4,537	$85,613
Western New England Bancorp	4,694	46,048
WSFS Financial Corporation	10,606	472,922
		6,738,249

Health Care : 11.29%
Biotechnology : 2.88%
Acorda Therapeutics Incorporated †	12,368	19,789
ADMA Biologics Incorporated †	6,913	32,837
Aeglea BioTherapeutics Incorporated †	4,956	42,374
AgeX Therapeutics Incorporated †	3,505	4,977
Akcea Therapeutics Incorporated †	2,397	46,670
Akebia Therapeutics Incorporated †	21,783	137,015
Albireo Pharma Incorporated †	1,964	44,426
Aldeyra Therapeutics Incorporated †	5,016	40,028
Alector Incorporated †	1,195	22,275
AMAG Pharmaceuticals Incorporated †	6,463	68,831
Anavex Life Sciences Corporation †	8,157	19,577
Anika Therapeutics Incorporated †	2,495	144,211
Arqule Incorporated †	22,859	219,218
Athenex Incorporated †	7,828	121,960
Athersys Incorporated †	27,085	35,752
Aveo Pharmaceuticals Incorporated †	35,998	27,358
Avid Bioservices Incorporated †	9,691	53,397
Avrobio Incorporated †	2,755	44,190
BeyondSpring Incorporated †	2,363	29,419
Biocryst Pharmaceuticals Incorporated †	21,084	60,089
Biospecifics Technologies †	1,073	59,015
Calithera Biosciences Incorporated †	6,499	31,975
CareDx Incorporated †	5,115	104,960
Casi Pharmaceuticals Incorporated †	8,776	29,049
Catabasis Pharmaceuticals Incorporated †	2,582	14,614
Cel-Sci Corporation †	4,327	32,972
Celcuity Incorporated †	1,125	12,038
Chemocentryx Incorporated †	9,896	300,146
Cohbar Incorporated †	5,217	9,130
Constellation Pharmaceuticals Incorporated †	2,967	138,144
Corbus Pharmaceuticals Holdings †	12,516	58,825
Crinetics Pharmaceuticals Incorporated †	2,579	50,445
Cue Biopharma Incorporated †	2,691	31,861
Cyclerion Therapeutics Incorporated †	7,305	13,514
Cytokinetics Incorporated †	11,175	108,062
Denali Therapeutics Incorporated †	12,693	225,808
Eagle Pharmaceuticals Incorporated †	2,132	124,679
Emergent BioSolutions Incorporated †	7,586	416,168
Enanta Pharmaceuticals Incorporated †	2,966	188,816
Enochian Biosciences Incorporated †	2,835	16,471
Evelo Biosciences Incorporated †	2,782	12,547
Exact Sciences Corporation †	2,375	192,399
Forty Seven Incorporated †	2,161	27,315
Gritstone Oncology Incorporated †	2,929	25,512
Inovio Pharmaceuticals Incorporated †	17,899	45,105
Invitae Corporation †	13,490	268,451
Ironwood Pharmaceuticals Incorporated	29,016	348,772
Jounce Therapeutics Incorporated †	3,199	17,307
KalVista Pharmaceuticals Incorporated †	1,869	27,063
Kezar Life Sciences Incorporated †	2,029	5,296
Kindred Biosciences Incorporated †	7,149	56,263
Kodiak Sciences Incorporated †	3,312	98,035
Krystal Biotech Incorporated †	1,542	87,138
Ligand Pharmaceuticals Incorporated †	3,394	383,522
Magenta Therapeutics Incorporated †	2,848	37,708
Mannkind Corporation †	36,380	44,747
Marker Therapeutics Incorporated †	5,839	19,502
Matinas Biopharma Holdings Class I †	30,186	37,129
Medicinova Incorporated †	7,134	50,794
Mei Pharma Incorporated †	15,970	31,301

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Biotechnology (continued)
Millendo Therapeutics Incorporated †	3,226	$24,550
Molecular Templates Incorporated †	3,723	48,511
Myriad Genetics Incorporated †	13,878	357,220
Natera Incorporated †	8,914	325,272
Novavax Incorporated †	5,180	25,123
Oncocyte Corporation †	6,250	11,000
OPKO Health Incorporated †	67,601	107,486
Palatin Technologies Incorporated †	39,948	32,957
PDL BioPharma Incorporated †	22,596	70,048
Pfenex Incorporated †	5,212	54,101
PhaseBio Pharmaceuticals Incorporated †	2,519	8,212
Pieris Pharmaceuticals Incorporated †	8,976	36,532
PolarityTE Incorporated †	2,337	7,572
Precision BioSciences Incorporated †	2,153	38,259
Principia Biopharma Incorporated †	2,649	94,914
Protagonist Therapeutics Incorporated †	2,826	24,586
Puma Biotechnology Incorporated †	6,259	59,398
RA Pharmaceuticals Incorporated †	5,865	274,071
REGENXBIO Incorporated †	5,773	241,658
Replimune Group Incorporated †	2,842	39,504
Savara Incorporated †	5,825	7,340
Seres Therapeutics Incorporated †	4,391	17,344
Sesen Bio Incorporated †	15,571	18,374
Spero Therapeutics Incorporated †	1,986	23,753
Spring Bank Pharmaceuticals †	3,149	13,667
Sutro Biopharma Incorporated †	1,488	16,487
Synlogic Incorporated †	3,387	7,248
Synthorx Incorporated †	1,126	20,155
T2 Biosystems Incorporated †	7,578	10,306
Tocagen Incorporated †	3,575	2,342
Trevena Incorporated †	18,875	12,939
Twist Bioscience Corporation †	1,155	27,524
Tyme Technologies Incorporated †	11,950	13,504
Vanda Pharmaceuticals Incorporated †	9,833	164,506
Veracyte Incorporated †	5,763	165,513
Verastem Incorporated †	15,342	21,019
Vericel Corporation †	8,338	155,587
X4 Pharmaceuticals Incorporated †	2,300	24,449
XOMA Corporation †	1,312	32,118
Y-mAbs Therapeutics Incorporated †	2,701	91,159
		7,723,299

Health Care Equipment & Supplies : 2.54%
Accuray Incorporated †	17,210	53,007
AngioDynamics Incorporated †	6,886	105,838
Apyx Medical Corporation †	5,706	45,534
Atricure Incorporated †	7,099	211,195
Atrion Corporation	308	217,048
Avanos Medical Incorporated †	8,050	279,013
BioLife Solutions Incorporated †	2,679	44,873
Cardiovascular Systems Incorporated †	6,384	290,855
Chembio Diagnostics Incorporated †	3,278	13,604
ConforMIS Incorporated †	9,798	18,224
CONMED Corporation	5,031	569,861
CryoLife Incorporated †	6,856	169,549
Cryoport Incorporated †	5,702	89,807
Cutera Incorporated †	2,301	88,128
Ekso Bionics Holdings Incorporated †	8,363	4,808
Fonar Corporation †	1,114	22,135
Glaukos Corporation †	5,500	352,715
Heska Corporation †	1,239	118,325
Inogen Incorporated †	3,394	249,832
Integer Holdings Corporation †	5,583	423,471
Intricon Corporation †	1,780	33,500
Invacare Corporation	7,576	66,138
IRadimed Corporation †	966	21,233
Lantheus Holdings Incorporated †	6,467	135,160

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

	Shares	Value
Health Care Equipment & Supplies (continued)
LeMaitre Vascular Incorporated	3,069	$109,164
Meridian Bioscience Incorporated	8,273	75,698
Mesa Laboratories Incorporated	812	190,105
Misonix Incorporated †	1,032	21,228
Natus Medical Incorporated †	6,311	201,889
Neuronetics Incorporated †	2,380	10,282
Nuvectra Corporation †	3,897	507
Orthofix Medical Incorporated †	3,431	155,767
Orthopediatrics Corporation †	1,573	61,882
Oxford Immunotec Global plc †	5,113	85,387
Quidel Corporation †	6,622	454,402
Rockwell Medical Incorporated †	11,482	26,179
RTI Biologics Incorporated †	13,399	24,788
Seaspine Holdings Corporation †	3,069	40,603
SI-BONE Incorporated †	2,728	48,531
STAAR Surgical Company †	7,698	283,748
Surmodics Incorporated †	2,532	103,913
Tactile Systems Technology Class I †	3,001	192,694
Tandem Diabetes Care Incorporated †	10,590	731,028
Utah Medical Products Incorporated	657	70,181
Varex Imaging Corporation †	6,755	202,245
Viewray Incorporated †	14,317	47,532
Zynex Incorporated	2,789	29,285
		6,790,891

Health Care Providers & Services : 2.52%
Addus Homecare Corporation †	2,054	191,453
American Renal Associates Holdings †	2,451	23,186
AMN Healthcare Services Incorporated †	8,517	506,506
Apollo Medical Holdings Incorporated †	5,999	109,602
Avalon GloboCare Corporation †	4,567	7,079
Catasys Incorporated †	1,354	20,852
Community Health Systems Incorporated †	21,619	69,181
CorVel Corporation †	1,665	137,379
Cross Country Healthcare Incorporated †	6,172	74,496
Diplomat Pharmacy Incorporated †	11,614	59,812
Ensign Group Incorporated	9,874	428,828
Enzo Biochem Incorporated †	6,794	18,004
Hanger Incorporated †	6,085	159,427
LHC Group Incorporated †	5,621	749,841
Magellan Health Services Incorporated †	4,125	320,636
MEDNAX Incorporated †	15,696	409,980
National Healthcare Corporation	1,921	163,285
National Research Corporation Class A	2,300	148,373
Option Care Health Incorporated †	24,141	75,079
Owens & Minor Incorporated	10,972	72,635
Patterson Companies Incorporated	15,418	300,034
PetIQ Incorporated †	3,300	75,900
Premier Incorporated Class A †	11,877	422,109
Providence Service Corporation †	2,181	130,184
Psychemedics Corporation	996	9,044
R1 RCM Incorporated †	17,359	223,758
RadNet Incorporated †	7,366	141,133
Select Medical Holdings Corporation †	19,932	440,697
Tenet Healthcare Corporation †	18,853	607,067
The Joint Corporation †	2,128	40,751
The Pennant Group Incorporated †	5,053	118,341
Tivity Health Incorporated †	8,952	202,763
U.S. Physical Therapy Incorporated	2,363	276,140
		6,733,555

Health Care Technology : 0.84%
Allscripts Healthcare Solutions Incorporated †	30,137	324,877
Computer Programs & Systems Incorporated	2,199	58,471
HealthStream Incorporated †	4,799	139,795
HMS Holdings Corporation †	15,769	476,224

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Health Care Technology (continued)
Inovalon Holdings Incorporated Class A †	12,652	$227,736
NextGen Healthcare Incorporated †	10,591	195,086
Omnicell Incorporated †	7,366	589,206
OptimizeRx Corporation †	2,139	22,887
Simulations Plus Incorporated	2,241	74,894
Vocera Communications Incorporated †	6,143	133,303
		2,242,479

Life Sciences Tools & Services : 0.95%
Cambrex Corporation †	5,885	352,923
Chromadex Corporation †	6,769	24,639
Codexis Incorporated †	10,247	159,238
Fluidigm Corporation †	12,259	30,893
Harvard Bioscience Incorporated †	7,323	21,237
Luminex Corporation	7,931	167,582
Medpace Holdings Incorporated †	5,161	395,694
Nanostring Technologies Incorporated †	7,179	193,259
Neogenomics Incorporated †	16,025	413,605
Pacific BioSciences of California †	27,023	138,898
Quanterix Corporation †	1,446	36,627
Repligen Corporation †	6,857	608,559
		2,543,154

Pharmaceuticals : 1.56%
AcelRx Pharmaceuticals Incorporated †	15,071	28,032
Adamis Pharmaceuticals Corporation †	9,187	5,353
Akorn Incorporated †	17,926	65,430
Amneal Pharmaceuticals Incorporated †	21,028	79,065
Amphastar Pharmaceuticals Incorporated †	6,671	130,151
ANI Pharmaceuticals Incorporated †	1,638	100,934
Arvinas Incorporated †	2,677	102,797
Assertio Therapeutics Incorporated †	11,946	9,079
Axsome Therapeutics Incorporated †	5,767	227,047
Baudax Bio Incorporated †	1,307	7,020
BioDelivery Sciences International Incorporated †	14,455	98,583
Cara Therapeutics Incorporated †	6,780	176,144
Chiasma Incorporated †	4,452	23,818
Collegium Pharmaceutical Incorporated †	5,092	110,649
Corcept Therapeutics Incorporated †	18,631	239,036
Cormedix Incorporated †	3,716	22,779
Dermira Incorporated †	6,501	52,918
Dova Pharmaceuticals Incorporated (a)	2,458	0
Durect Corporation †	31,308	66,686
Eloxx Pharmaceuticals Incorporated †	3,833	20,008
Endo International plc †	42,515	215,976
Eyepoint Pharmaceuticals Incorporated †	11,348	17,476
Harrow Health Incorporated †	5,155	32,219
Innoviva Incorporated †	12,708	171,304
Intersect ENT Incorporated †	5,727	124,161
Lannett Company Incorporated †	6,279	55,381
Mallinckrodt plc †	15,125	57,021
Menlo Therapeutics Incorporated †	2,869	11,361
Nabriva Therapeutics plc †	13,816	27,908
Neos Therapeutics Incorporated †	7,813	12,970
Pacira Pharmaceuticals Incorporated †	7,384	341,288
Phibro Animal Health Corporation Class A	3,939	95,560
Prestige Consumer Healthcare Incorporated †	9,499	358,777
Reata Pharmaceuticals Incorporated Class A †	3,535	689,785
Recro Pharma Incorporated	3,268	54,053
Siga Technologies Incorporated †	10,416	51,038
Strongbridge Biopharma plc †	7,502	13,579
Supernus Pharmaceuticals Incorporated †	9,119	213,202
Verrica Pharmaceuticals Incorporated †	1,683	25,363

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

	Shares	Value
Pharmaceuticals (continued)
Xeris Pharmaceuticals Incorporated †	5,854	$52,276
		4,186,227

Industrials : 15.81%
Aerospace & Defense : 1.12%
AAR Corporation	5,887	263,090
Aerojet Rocketdyne Holdings †	12,945	572,169
AeroVironment Incorporated †	4,257	261,124
Astronics Corporation †	4,333	126,307
Ducommun Incorporated †	2,033	99,373
Maxar Technologies Incorporated	12,475	129,740
Mercury Computer Systems Incorporated †	9,124	668,333
Moog Incorporated Class A	5,806	498,561
National Presto Industries Incorporated	1,076	95,742
Park Aerospace Corporation	3,580	58,390
Vectrus Incorporated †	2,090	106,465
Wesco Aircraft Holdings Incorporated †	9,811	107,529
		2,986,823

Air Freight & Logistics : 0.44%
Air Transport Services Group †	10,169	250,259
Atlas Air Worldwide Holdings Incorporated †	4,286	111,822
Echo Global Logistics Incorporated †	5,027	100,691
Forward Air Corporation	5,241	367,027
Hub Group Incorporated Class A †	6,009	306,880
Radiant Logistics Incorporated †	6,781	36,278
		1,172,957

Airlines : 0.27%
Allegiant Travel Company	2,501	424,495
Hawaiian Holdings Incorporated	8,732	264,492
Mesa Air Group Incorporated †	3,401	24,725
		713,712

Building Products : 1.72%
Aaon Incorporated	7,397	365,190
Advanced Drainage Systems Incorporated	6,820	260,251
American Woodmark Corporation †	2,791	287,194
Apogee Enterprises Incorporated	4,963	189,785
Armstrong Flooring Incorporated †	3,931	15,763
Builders FirstSource Incorporated †	20,420	518,872
Continental Building Product †	6,464	237,811
Cornerstone Building Brands Incorporated †	12,042	83,090
CSW Industrials Incorporated	2,747	202,811
Gibraltar Industries Incorporated †	5,786	302,145
Griffon Corporation	7,010	148,752
Insteel Industries Incorporated	3,430	80,022
JELD-WEN Holding Incorporated †	11,435	260,146
Patrick Industries Incorporated †	4,025	199,318
Quanex Building Products Corporation	5,817	113,199
Resideo Technologies Incorporated †	23,311	227,982
Simpson Manufacturing Company Incorporated	7,307	593,328
Universal Forest Products Incorporated	10,273	509,541
		4,595,200

Commercial Services & Supplies : 2.65%
ABM Industries Incorporated	11,557	439,050
ACCO Brands Corporation	18,554	169,769
Advanced Disposal Services Incorporated †	13,956	459,850
Arc Document Solutions Incorporated †	7,976	8,933
Brady Corporation Class A	8,903	507,471

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Commercial Services & Supplies (continued)
Casella Waste Systems Incorporated Class A †	8,467	$395,494
Ceco Environmental Corporation †	5,221	41,089
Covanta Holding Corporation	23,983	352,790
Deluxe Corporation	7,702	393,418
Ennis Incorporated	4,783	98,721
Healthcare Services Group Incorporated	13,865	348,705
Heritage Crystal Clean Incorporated †	3,241	100,244
Herman Miller Incorporated	10,405	497,151
HNI Corporation	7,698	302,454
Interface Incorporated	11,190	187,880
Kimball International Incorporated Class B	6,371	136,212
Knoll Incorporated	8,358	230,346
LSC Communications Incorporated	6,222	2,685
Matthews International Corporation Class A	5,732	219,822
McGrath RentCorp	4,380	321,229
Pitney Bowes Incorporated	30,341	142,906
Quad Graphics Incorporated	5,196	23,330
RR Donnelley & Sons Company	13,505	53,615
SP Plus Corporation †	4,128	181,013
Steelcase Incorporated Class A	15,188	275,207
TEAM Incorporated †	5,643	91,247
UniFirst Corporation	2,764	570,075
US Ecology Incorporated	4,452	244,815
Viad Corporation	3,736	234,994
VSE Corporation	1,636	66,732
		7,097,247

Construction & Engineering : 0.99%
Aegion Corporation †	5,774	125,065
Ameresco Incorporated Class A †	3,392	55,459
Arcosa Incorporated	8,887	348,459
Argan Incorporated	3,255	119,263
Comfort Systems Incorporated	6,891	352,130
Construction Partners Incorporated Class A †	2,452	48,550
Great Lakes Dredge & Dock Company †	11,874	126,814
HC2 Holdings Incorporated †	8,238	17,629
IES Holdings Incorporated †	1,548	33,576
MYR Group Incorporated †	3,127	107,444
Northwest Pipe Company †	1,759	60,386
Nv5 Global Incorporated †	2,069	99,498
Primoris Services Corporation	8,201	180,586
Sterling Construction Company Incorporated †	4,772	69,528
Tutor Perini Corporation †	7,998	127,408
Valmont Industries Incorporated	4,089	585,299
WillScot Corporation †	10,298	182,892
		2,639,986

Electrical Equipment : 1.02%
Allied Motion Technologies	1,474	66,035
American Superconductor Corporation †	4,193	35,012
Atkore International Incorporated †	8,346	348,195
AZZ Incorporated	4,798	182,660
Encore Wire Corporation	3,646	212,708
EnerSys	6,636	465,648
Generac Holdings Incorporated †	10,342	1,018,687
LSI Industries Incorporated	4,662	25,315
Powell Industries Incorporated	1,786	74,280
Preformed Line Products Company	433	31,133
Thermon Group Holdings Incorporated †	5,745	150,749
TPI mposites Incorporated †	5,916	106,784
Ultralife Batteries Incorporated †	2,525	21,387
		2,738,593

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

	Shares	Value
Industrial Conglomerates : 0.10%
Gores Holdings III Incorporated Class A †	3,700	$37,666
Raven Industries Incorporated	6,596	226,705
		264,371

Machinery : 3.52%
Actuant Corporation Class A	10,820	265,739
Alamo Group Incorporated	1,854	212,839
Albany International Corporation Class A	5,136	429,780
Barnes Group Incorporated	8,765	518,800
Blue Bird Corporation †	2,846	57,916
Briggs & Stratton Corporation	7,555	40,419
Columbus McKinnon Corporation	4,215	173,152
Commercial Vehicle Group Incorporated †	4,935	35,236
Douglas Dynamics Incorporated	4,178	226,072
Eastern Company	1,015	27,892
EnPro Industries Incorporated	3,565	236,680
ESCO Technologies Incorporated	4,569	402,392
Evoqua Water Technologies Company †	12,333	233,587
Federal Signal Corporation	10,738	353,710
Foster Company Class A †	1,810	34,281
Franklin Electric Company Incorporated	7,138	395,945
FreightCar America Incorporated †	2,453	4,759
Gates Industrial Corporation plc †	9,123	108,472
Gencor Industries Incorporated †	1,575	19,766
Gorman Rupp Company	3,329	123,206
Graham Corporation	1,865	39,613
Helios Technologies Incorporated	5,289	236,841
Hillenbrand Incorporated	12,346	390,384
Hurco Companies Incorporated	1,239	44,331
Hyster Yale Materials Handeling Incorporated	1,572	93,110
Kadant Incorporated	1,923	187,300
Lindsay Manufacturing Company	2,094	188,921
Lydall Incorporated †	3,003	55,916
Manitex International Incorporated †	3,539	18,934
Meritor Incorporated †	14,011	353,778
Miller Industries Incorporated	2,102	77,038
Mueller Industries Incorporated	10,304	323,443
Omega Flex Incorporated	582	55,761
Park Ohio Holdings Corporation	1,683	53,233
REV Group Incorporated	4,081	53,053
Spartan Motors Incorporated	5,909	104,885
SPX FLOW Incorporated †	7,523	356,590
Standex International Corporation	2,298	177,360
Tennant Company	3,153	234,772
Terex Corporation	11,027	309,528
The Greenbrier Companies Incorporated	5,958	167,658
The Timken Company	12,155	639,231
Titan International Incorporated	10,857	31,811
Trimas Corporation †	8,477	262,617
Twin Disc Incorporated †	2,353	23,954
Wabash National Corporation	9,841	154,996
Watts Water Technologies Incorporated	4,931	478,110
Welbilt Incorporated †	24,613	410,791
		9,424,602

Marine : 0.11%
Matson Incorporated	7,897	298,033

Professional Services : 1.46%
Barrett Business Services Incorporated	1,276	112,747
BG Staffing Incorporated	1,764	38,102
CBIZ Incorporated †	9,926	266,612
CRA International Incorporated	1,523	78,084
Exponent Incorporated	9,376	595,845
Forrester Research Incorporated	2,033	81,178
Franklin Covey Company †	1,826	67,398

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Professional Services (continued)
FTI Consulting Incorporated †	7,203	$785,055
GP Strategies Corporation †	2,295	29,147
Heidrick & Struggles International Incorporated	3,336	103,483
Hill International Incorporated †	7,067	22,332
Huron Consulting Group Incorporated †	4,208	282,146
ICF International Incorporated	3,482	312,440
InnerWorkings Incorporated †	7,790	36,691
Kelly Services Incorporated Class A	6,134	134,396
Kforce Incorporated	4,386	173,335
Mistras Group Incorporated †	3,493	46,247
Resources Connection Incorporated	5,741	88,698
TriNet Group Incorporated †	7,736	423,546
TrueBlue Incorporated †	7,741	180,443
Willdan Group Incorporated †	2,030	57,875
		3,915,800

Road & Rail : 1.02%
AMERCO	1,517	549,488
Arcbest Corporation	4,592	132,158
Avis Budget Group Incorporated †	10,084	299,999
Covenant Transport Incorporated Class A †	2,483	33,347
Daseke Incorporated †	9,045	26,683
Heartland Express Incorporated	8,282	177,318
Hertz Global Holdings Incorporated †	16,491	255,611
Marten Transport Limited	7,368	155,686
P.A.M. Transportation Services Incorporated †	369	19,262
Saia Incorporated †	4,871	462,258
Schneider National Incorporated Class B	10,057	228,797
Universal Truckload Services	1,556	31,027
US Xpress Enterprises Incorporated Class A †	3,956	18,989
USA Truck Incorporated †	1,684	12,815
Werner Enterprises Incorporated	8,106	297,977
YRC Worldwide Incorporated †	6,128	21,387
		2,722,802

Trading Companies & Distributors : 1.39%
Aircastle Limited	9,509	304,193
Applied Industrial Technologies Incorporated	7,022	448,355
Beacon Roofing Supply Incorporated †	13,850	410,653
Bluelinx Holdings Incorporated †	1,672	17,171
BMC Stock Holdings Incorporated †	12,256	362,900
CAI International Incorporated †	3,243	78,156
DXP Enterprises Incorporated †	2,967	114,319
EVI Industries Incorporated	544	16,630
Foundation Building Material †	2,779	56,803
General Finance Corporation †	2,452	26,506
GMS Incorporated †	5,815	180,032
Houston Wire & Cable Company †	3,090	12,144
Kaman Corporation	4,964	315,710
Lawson Products Incorporated †	829	42,743
MRC Global Incorporated †	14,502	193,457
NOW Incorporated †	20,065	224,929
Rush Enterprises Incorporated	5,389	246,924
Systemax Incorporated	2,775	64,269
Titan Machinery Incorporated †	3,750	50,513
Transcat Incorporated †	1,331	43,643
Veritiv Corporation †	2,733	50,123
WESCO International Incorporated †	8,423	443,218
Willis Lease Finance Corporation †	464	27,840
		3,731,231

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

	Shares	Value
Information Technology : 10.90%
Communications Equipment : 1.20%
Acacia Communications Incorporated †	6,631	$441,890
ADTRAN Incorporated	8,856	81,387
Calamp Corporation †	6,570	68,919
Calix Networks Incorporated †	8,637	66,937
Casa Systems Incorporated †	5,325	19,596
Clearfield Incorporated †	2,195	29,786
Comtech Telecommunications Corporation	3,658	138,236
Digi International Incorporated †	4,746	84,669
Echostar Corporation	9,116	383,510
Emcore Corporation †	5,163	16,315
Extreme Networks Incorporated †	21,666	152,312
Harmonic Incorporated †	15,728	129,913
Inseego Corporation †	8,825	56,039
KVH Industries Incorporated †	2,913	33,354
NETGEAR Incorporated	5,797	145,563
NetScout Systems Incorporated †	13,220	333,144
PCTEL Incorporated	3,248	27,998
Ribbon Communications Incorporated †	9,628	28,210
Tessco Technologies Incorporated	1,297	14,552
Ubiquiti Incorporated	1,812	357,326
Viavi Solutions Incorporated †	40,879	614,003
		3,223,659

Electronic Equipment, Instruments & Components : 2.08%
Airgain Incorporated †	1,652	15,595
Anixter International Incorporated †	5,292	454,265
AVX Corporation	8,494	172,853
Badger Meter Incorporated	5,160	319,920
Bel Fuse Incorporated Class B	1,889	31,301
Benchmark Electronics Incorporated	7,223	248,977
CTS Corporation	5,892	161,323
Daktronics Incorporated	7,271	44,789
Eplus Incorporated †	2,661	222,380
Insight Enterprises Incorporated †	6,485	425,351
Iteris Incorporated †	6,101	31,542
Kemet Corporation	9,967	266,318
Kimball Electronics Incorporated †	4,315	75,685
Knowles Corporation †	15,981	349,984
LRAD Corporation †	6,528	23,566
Luna Innovations Incorporated †	4,747	35,033
Methode Electronics Incorporated	6,403	238,256
MTS Systems Corporation	3,350	152,157
Napco Security Technologies Incorporated †	1,991	62,219
OSI Systems Incorporated †	3,003	298,768
Par Technology Corporation †	1,528	45,978
PC Connection Incorporated	2,055	101,353
Plexus Corporation †	5,491	416,767
PowerFleet Incorporated †	2,479	14,948
Sanmina Corporation †	11,844	376,758
ScanSource Incorporated †	4,650	164,703
TTM Technologies Incorporated †	16,931	227,045
Vishay Intertechnology Incorporated	25,560	508,388
Vishay Precision Group †	1,936	66,618
		5,552,840

IT Services : 1.84%
Brightcove Incorporated †	7,328	65,512
Cardtronics Incorporated Class A †	7,595	320,661
Cass Information Systems Incorporated	2,533	143,039
Conduent Incorporated †	35,838	242,623
CSG Systems International Incorporated	6,056	346,343
EVO Payments Incorporated Class A †	5,717	160,476
Exela Technologies Incorporated †	6,712	2,174
ExlService Holdings Incorporated †	6,227	434,707

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
IT Services (continued)
GreenSky Incorporated Class A †	8,916	$66,335
Hackett Group Incorporated	4,479	68,663
I3 Verticals Incorporated Class A †	2,020	55,186
Information Services Group Incorporated †	7,282	17,914
Internap Corporation †	3,443	4,132
International Money Express †	2,358	32,045
KBR Incorporated	25,547	760,534
ManTech International Corporation Class A	4,984	386,659
Moneygram International Incorporated †	5,243	16,096
NIC Incorporated	12,106	274,685
PaySign Incorporated †	4,317	44,292
Perficient Incorporated †	5,951	251,608
Pfsweb Incorporated †	3,772	13,806
Presidio Incorporated	9,325	153,956
PRGX Global Incorporated †	3,975	17,888
Sykes Enterprises Incorporated †	7,241	254,449
TTEC Holdings Incorporated	2,574	118,224
Unisys Corporation †	9,822	111,774
USA Technologies Incorporated †	7,353	52,574
Verra Mobility Corporation †	20,527	307,289
Virtusa Corporation †	4,742	211,920
		4,935,564

Semiconductors & Semiconductor Equipment : 1.87%
Acm Research Incorporated Class A †	1,544	21,323
Adesto Technologies Corporation †	4,541	32,695
Advanced Energy Industries Incorporated †	7,047	452,488
Alpha & Omega Semiconductor †	3,719	44,219
Amkor Technology Incorporated †	10,628	128,493
Axcelis Technologies Incorporated †	6,227	133,507
AXT Incorporated †	6,748	21,324
Cirrus Logic Incorporated †	10,219	732,702
Cyberoptics Corporation †	1,284	22,804
Diodes Incorporated †	7,064	325,933
DSP Group Incorporated †	3,609	51,140
Everspin Technologies Incorporated †	2,443	12,777
FormFactor Incorporated †	13,834	320,119
GSI Technology Incorporated †	3,109	22,758
Ichor Holdings Limited †	4,149	130,901
Lattice Semiconductor Corporation †	22,429	423,684
MaxLinear Incorporated Class A †	12,031	239,056
Neophotonics Corporation †	8,070	66,174
NVE Corporation	959	60,983
Onto Innovation Incorporated †	8,440	283,246
PDF Solutions Incorporated †	5,061	80,166
Photronics Incorporated †	12,058	141,802
Pixelworks Incorporated †	6,214	20,941
Power Integrations Incorporated	4,967	454,431
Quicklogic Corporation †	16,686	4,422
Smart Global Holdings Incorporated †	2,330	71,764
Synaptics Incorporated †	5,823	332,843
Ultra Clean Holdings Incorporated †	7,572	168,401
Xperi Corporation	9,565	189,291
		4,990,387

Software : 3.83%
8x8 Incorporated †	17,239	353,744
A10 Networks Incorporated †	10,647	71,015
Agilysys Incorporated †	3,851	97,546
Alarm.com Holdings Incorporated †	7,585	330,858
Altair Engineering Incorporated Class A †	6,803	225,656
American Software Incorporated Class A	5,175	81,817
AppFolio Incorporated Class A †	2,711	306,126
Appian Corporation †	4,764	205,233
Arlo Technologies Incorporated †	13,946	48,253

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

	Shares	Value
Software (continued)
Asure Software Incorporated †	2,528	$20,730
Avaya Holdings Corporation †	22,145	282,792
Benefitfocus Incorporated †	5,510	132,130
Bottomline Technologies (de) Incorporated †	7,585	375,382
Ceridian HCM Holding Incorporated †	10,231	617,543
ChannelAdvisor Corporation †	5,090	48,304
Cision Limited †	17,106	170,034
CommVault Systems Incorporated †	7,948	402,328
Digital Turbine Incorporated †	10,420	92,530
Domo Incorporated Class B †	4,566	85,841
Ebix Incorporated	3,846	133,764
Egain Corporation †	1,626	12,406
Envestnet Incorporated †	8,651	616,038
Five9 Incorporated †	11,284	769,230
ForeScout Technologies Incorporated †	6,397	229,205
GlobalSCAPE Incorporated	2,593	32,931
Instructure Incorporated †	6,781	361,020
Intelligent Systems Corporation †	606	26,385
LivePerson Incorporated †	12,220	485,012
MicroStrategy Incorporated Class A †	1,554	233,613
Mitek Systems Incorporated †	7,917	56,448
MobileIron Incorporated †	15,096	72,914
Model N Incorporated †	5,060	153,925
OneSpan Incorporated †	6,282	117,159
Park City Group Incorporated †	2,453	11,529
Pivotal Software Incorporated Class A †	25,276	379,646
Progress Software Corporation	8,365	351,414
PROS Holdings Incorporated †	5,829	363,088
Q2 Holdings Incorporated †	7,080	597,764
Qad Incorporated Class A	2,300	117,553
Secureworks Corporation Class A †	1,438	16,307
SharpSpring Incorporated †	1,231	15,486
Shotspotter Incorporated †	1,331	32,636
SPS Commerce Incorporated †	6,455	363,610
Synchronoss Technologies Incorporated †	6,955	31,576
Telaria Incorporated †	6,662	55,561
TeleNav Incorporated †	5,743	32,850
Upland Software Incorporated †	3,328	128,827
Workiva Incorporated †	5,207	225,828
Yext Incorporated †	11,801	203,685
Zix Corporation †	9,699	73,130
		10,248,402

Technology Hardware, Storage & Peripherals : 0.08%
Astronova Incorporated	1,257	19,421
Avid Technology Incorporated †	6,413	50,470
Diebold Nixdorf Incorporated †	12,451	90,519
Immersion Corporation †	5,190	35,033
Intevac Incorporated †	4,685	27,969
		223,412

Materials : 4.06%
Chemicals : 1.96%
Advanced Emissions Solutions	3,015	30,663
Advansix Incorporated †	5,153	104,245
Agrofresh Solutions Incorporated †	6,797	16,109
American Vanguard Corporation	4,894	78,793
Balchem Corporation	5,690	566,895
Ferro Corporation †	14,019	202,154
Futurefuel Corporation	4,877	54,720
GCP Applied Technologies Incorporated †	11,274	252,199
Hawkins Incorporated	1,675	69,211
HB Fuller Company	8,842	441,039
Innophos Holdings Incorporated	3,580	114,202
Innospec Incorporated	4,569	449,590

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Chemicals (continued)
Intrepid Potash Incorporated Intrepid Potash Inc†	18,386	$41,920
Kooper Holdings Incorporated †	3,345	123,932
Kraton Performance Polymers Incorporated †	5,781	130,246
Livent Corporation †	26,366	205,655
LSB Industries Incorporated †	4,870	19,285
Minerals Technologies Incorporated	5,993	323,622
Northern Technologies International	1,564	19,159
Omnova Solutions Incorporated †	8,490	85,919
PolyOne Corporation	12,840	404,845
PQ Group Holdings Incorporated †	6,909	109,577
Quaker Chemical Corporation	2,314	345,318
Rayonier Advanced Materials	8,190	32,105
Stepan Company	3,569	345,836
Trecora Resources †	4,202	32,355
Tredegar Corporation	5,059	108,920
Trinseo SA	7,376	280,214
Tronox Holdings plc Class A	21,037	243,608
		5,232,336

Construction Materials : 0.08%
Forterra Incorporated †	3,632	40,352
United States Lime & Mineral	430	44,234
US Concrete Incorporated †	3,295	134,864
		219,450

Containers & Packaging : 0.42%
Ardagh Group SA	3,364	62,537
Greif Incorporated Class A	4,882	210,658
Myers Industries Incorporated	4,981	82,436
Owens-Illinois Incorporated	27,722	273,893
Silgan Holdings Incorporated	14,243	438,827
UFP Technologies Incorporated †	1,194	55,342
		1,123,693

Metals & Mining : 1.05%
AK Steel Holding Corporation †	49,176	135,726
Cleveland Cliffs Incorporated	49,403	394,730
Commercial Metals Company	19,924	425,577
Compass Minerals International Incorporated	5,889	325,485
Constellium NV Class A †	19,620	277,427
Ferroglobe plc †	15,864	10,132
Gold Resource Corporation	11,027	49,180
Kaiser Aluminum Corporation	2,926	320,631
Materion Corporation	3,686	216,958
Olympic Steel Incorporated	1,795	30,084
Ryerson Holding Corporation †	3,126	33,323
Schnitzer Steel Industries Incorporated Class A	4,580	98,699
Synalloy Corporation	1,608	20,808
Universal Stainless & Alloy †	1,510	20,914
Warrior Met Coal Incorporated	8,877	182,245
Worthington Industries Incorporated	6,958	266,491
		2,808,410

Paper & Forest Products : 0.55%
Boise Cascade Company	6,825	258,804
Clearwater Paper Corporation †	2,532	55,425
Domtar Corporation	11,826	441,346
Neenah Incorporated	3,003	218,558
PH Glatfelter Company	7,400	132,090
Schweitzer-Mauduit International Incorporated	5,631	246,976

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

	Shares	Value
Paper & Forest Products (continued)
Verso Corporation Class A †	6,580	$121,467
		1,474,666

Real Estate : 9.75%
Equity REITs : 8.88%
Acadia Realty Trust	15,802	424,758
Agree Realty Corporation	7,117	532,209
Alexander & Baldwin Incorporated	12,992	281,667
Alexander’s Incorporated	400	130,544
American Assets Trust Incorporated	7,552	358,947
American Finance Trust Incorporated REIT †	20,627	305,073
Armada Hoffler Properties Incorporated	9,388	169,547
Ashford Hospitality Trust Incorporated	19,879	54,667
Bluerock Residential Growth REIT Incorporated	4,342	53,233
Braemar Hotels & Resorts Incorporated REIT	6,318	61,980
Brandywine Realty Trust	33,553	517,723
Brookfield Property REIT Class A	18,201	346,183
BRT Apartments Corporation REIT	1,720	31,579
CareTrust REIT Incorporated	18,827	393,108
CBL & Associates Properties Incorporated	25,846	37,218
Cedar Shopping Centers Incorporated	17,056	45,540
Chatham Lodging Trust	8,937	163,547
Clipper Realty Incorporated	2,596	23,234
Columbia Property Trust Incorporated	22,685	470,941
Community Healthcare Trust Incorporated	3,618	172,217
CoreCivic Incorporated	20,916	316,877
CorEnergy Infrastructure Trust Incorporated	2,361	104,451
Corporate Office Properties Trust	20,481	597,636
DiamondRock Hospitality	37,600	387,280
Easterly Government Properties Incorporated	11,820	274,933
Empire State Realty Trust Incorporated	34,539	482,164
Essential Properties Realty	9,533	248,716
Farmland Partners REIT Incorporated	5,568	37,139
Four Corners Property Trust Incorporated	13,640	386,285
Franklin Street Properties Corporation	19,014	165,612
Front Yard Residential Corporation REIT	9,218	106,929
Getty Realty Corporation	6,428	215,724
Gladstone Commercial Corporation	5,738	130,712
Gladstone Land REIT Corporation	3,170	40,196
Global Medical REIT Incorporated	6,391	88,963
Global Net Lease Incorporated	15,244	310,825
Hannon Armstrong Sustainable	11,255	330,334
Hersha Hospitality Trust	7,468	105,896
Independence Realty Trust Incorporated	16,409	245,150
Industrial Logistics Properties Trust	12,705	274,936
Innovative Industrial Properties Incorporated	1,427	110,464
Investors Real Estate Trust REIT	2,172	167,939
iStar Financial Incorporated	11,720	152,243
Jernigan Capital Incorporated	3,647	63,750
Kite Realty Group Trust	15,886	307,394
Lexington Corporate Properties Trust	43,734	484,573
LTC Properties Incorporated	7,604	355,943
Mack-Cali Realty Corporation	13,830	295,824
MGM Growth Properties LLC Class A	17,591	545,145
Monmouth Real Estate Investment Corporation	17,119	262,434
National Health Investors Incorporated	8,249	668,087
National Storage Affiliates Trust	11,134	372,989
New Senior Investment Group Incorporated	16,110	126,464
New York REIT Liquidating LLC (a)‡	4,209	58,924
NexPoint Residential Trust Incorporated	3,580	171,303
Office Properties Income Trust	9,253	308,680
One Liberty Properties Incorporated	2,717	74,201
Outfront Media Incorporated	25,866	646,133
Physicians Realty Trust	35,621	683,567
Piedmont Office Realty Trust Incorporated Class A	23,927	529,265
PotlatchDeltic Corporation	11,674	507,002
Preferred Apartment Communities Incorporated Class A	8,314	114,484

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Equity REITs (continued)
PS Business Parks Incorporated	3,675	$648,968
QTS Realty Trust Incorporated Class A	10,798	573,050
Retail Opportunity Investment Corporation	21,448	391,212
Retail Properties of America Incorporated Class A	40,960	582,861
Retail Value Incorporated	2,733	97,049
RPT Realty	14,657	216,630
Safehold Incorporated REIT	1,650	67,403
Saul Centers Incorporated	2,306	122,541
Senior Housing Properties Trust	43,279	316,802
Seritage Growth Property Class A	6,338	267,971
SITE Centers Corporation	26,795	388,260
Spirit MTA REIT	6,981	4,747
Summit Hotel Properties Incorporated	19,506	236,413
Tanger Factory Outlet Centers Incorporated	19,264	293,198
Terreno Realty Corporation	11,426	659,509
The Geo Group Incorporated	21,184	293,610
UMH Properties Incorporated	6,378	99,561
Universal Health Realty Income Trust	2,417	288,106
Urban Edge Properties	22,082	457,760
Urstadt Biddle Properties Incorporated	5,879	143,271
Washington Prime Group Incorporated	36,427	151,536
Washington REIT	14,984	465,553
Whitestone REIT	7,543	105,904
Xenia Hotels & Resorts Incorporated	21,522	453,253
		23,756,649

Real Estate Management & Development : 0.87%
Altisource Portfolio Solutions SA †	1,144	20,615
Consolidated-Tomoka Land Company	1,001	62,753
Cushman & Wakefield plc †	13,913	269,773
eXp World Holdings Incorporated †	3,959	43,351
Forestar Group Incorporated †	1,934	39,454
Griffin Industrial Realty Incorporated	551	21,296
Kennedy Wilson Holdings Incorporated	23,357	528,102
Marcus & Millichap Incorporated †	4,368	160,568
Newmark Group Incorporated Class A	28,275	368,989
Rafael Holdings Incorporated Class B †	1,313	22,216
RE/MAX Holdings Incorporated Class A	3,146	120,649
Realogy Holdings Corporation	21,970	230,026
Redfin Corporation †	11,369	219,194
Stratus Properties Incorporated †	1,184	33,862
The RMR Group Incorporated Class A	1,299	61,014
The St. Joe Company †	6,221	118,199
		2,320,061

Utilities : 2.99%
Electric Utilities : 0.71%
Avangrid Incorporated	10,612	515,106
El Paso Electric Company	6,975	473,045
Genie Energy Limited Class B	2,778	22,474
MGE Energy Incorporated	6,584	510,392
Otter Tail Corporation	7,355	361,572
Spark Energy Incorporated Class A	2,031	22,402
		1,904,991

Gas Utilities : 0.50%
Chesapeake Utilities Corporation	2,945	268,407
Northwest Natural Holding Company	5,612	385,937
RGC Resources Incorporated	1,471	43,218
South Jersey Industries Incorporated	17,664	551,823
Star Group LP	9,119	85,627
		1,335,012

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

		Shares	Value
Independent Power & Renewable Electricity Producers : 0.78%
Clearway Energy Incorporated Class C		13,244	$262,629
Nextera Energy Partners LP		10,493	557,493
Ormat Technologies Incorporated		7,392	568,075
Pattern Energy Group Incorporated		17,610	484,627
Terraform Power Incorporated Class A		13,787	213,836
			2,086,660

Multi-Utilities : 0.28%
Avista Corporation		12,001	567,407
Unitil Corporation		2,775	169,386
			736,793

Water Utilities : 0.72%
American States Water Company		7,024	599,077
Aquaventure Holdings Limited †		2,133	47,481
Artesian Resources Corporation Class A		1,445	53,754
California Water Service Group		9,133	469,436
Global Water Resources Incorporated		1,867	25,148
Middlesex Water Company		3,039	190,880
Pure Cycle Corporation †		3,346	41,557
SJW Corporation		5,582	395,288
York Water Company		2,467	109,362
			1,931,983

Total Common Stocks (Cost $233,307,331)			258,598,466

	Expiration date
Rights : 0.00%
Communication Services : 0.00%
Media : 0.00%
Dish Network Corporation †	12-1-2019	115	78

Financials : 0.00%
Diversified Financial Services : 0.00%
Schulman Incorporated Class A †(a)‡	8-22-2028	6,818	2,952

Thrifts & Mortgage Finance : 0.00%
NewStar Financial Incorporated †(a)	12-26-2027	9,129	0

Health Care : 0.00%
Pharmaceuticals : 0.00%
Corium International Incorporated †(a)‡	3-31-2020	6,709	1,208
Elanco Animal Health Incorporated †(a)	12-31-2021	8,956	0
			1,208

Total Rights (Cost $6,589)			4,238

Warrants : 0.00%
Energy : 0.00%
Energy Equipment & Services : 0.00%
Parker Drilling Company †(a)	9-16-2024	373	0

Total Warrants (Cost $0)			0

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

		Yield	Shares	Value
Short-Term Investments : 2.64%
Investment Companies : 2.64%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.56%	7,073,113	$7,073,113

Total Short-Term Investments (Cost $7,073,113)				7,073,113

Total investments in securities (Cost $240,387,033)	99.27%			265,675,817
Other assets and liabilities, net	0.73			1,947,831

Total net assets	100.00%			$267,623,648

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	141	12-20-2019	$11,046,851	$11,447,790	$400,939	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	10,752,908	47,271,954	50,951,749	7,073,113	$7,073,113	2.64%

Wells Fargo Factor Enhanced Small Cap Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$6,907,705	$0	$2,655	$6,910,360
Consumer discretionary	33,213,190	0	0	33,213,190
Consumer staples	10,334,092	0	0	10,334,092
Energy	5,519,899	0	0	5,519,899
Financials	55,994,995	0	0	55,994,995
Health care	30,219,605	0	0	30,219,605
Industrials	42,301,357	0	0	42,301,357
Information technology	29,174,264	0	0	29,174,264
Materials	10,858,555	0	0	10,858,555
Real estate	26,017,786	0	58,924	26,076,710
Utilities	7,995,439	0	0	7,995,439
Rights
Communication services	0	78	0	78
Financials	0	0	2,952	2,952
Health care	0	0	1,208	1,208
Warrants
Energy	0	0	0	0
Short-term investments
Investment companies	7,073,113	0	0	7,073,113

	265,610,000	78	65,739	265,675,817
Futures contracts	400,939	0	0	400,939

Total assets	$266,010,939	$78	$65,739	$266,076,756

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2019, the Portfolio had segregated $1,399,028 as cash collateral for these open futures contracts.

During the nine months ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 82.77%
Communication Services : 13.52%
Diversified Telecommunication Services : 3.52%
CenturyLink Incorporated Series T	5.80%	3-15-2022	$240,000	$252,900
CenturyLink Incorporated Series W	6.75	12-1-2023	330,000	367,125
Cincinnati Bell Incorporated 144A	7.00	7-15-2024	200,000	187,247
Frontier Communications Corporation 144A	8.50	4-1-2026	200,000	197,500
Hughes Satellite Systems Company	7.63	6-15-2021	300,000	321,750
Level 3 Financing Incorporated	5.25	3-15-2026	220,000	229,075
Level 3 Financing Incorporated	5.38	1-15-2024	200,000	203,250
Zayo Group LLC	6.00	4-1-2023	200,000	205,004
				1,963,851

Entertainment : 0.89%
AMC Entertainment Holdings Incorporated	5.88	11-15-2026	300,000	270,000
Netflix Incorporated	4.88	4-15-2028	220,000	225,342
				495,342

Media : 7.68%
AMC Networks Incorporated	4.75	8-1-2025	300,000	297,750
CCO Holdings LLC 144A	5.13	5-1-2027	230,000	243,800
CCO Holdings LLC 144A	5.88	5-1-2027	300,000	319,500
Clear Channel Worldwide Holdings Incorporated 144A	9.25	2-15-2024	255,000	280,895
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	212,750
Diamond Sports Group LLC 144A	5.38	8-15-2026	380,000	385,700
DISH DBS Corporation	5.88	7-15-2022	200,000	209,000
DISH DBS Corporation	5.88	11-15-2024	400,000	399,500
Gray Television Incorporated 144A	5.88	7-15-2026	200,000	212,071
iHeartCommunications Incorporated	6.38	5-1-2026	340,000	367,200
Lamar Media Corporation	5.00	5-1-2023	200,000	203,500
Meredith Corporation	6.88	2-1-2026	200,000	205,500
Neptune Finco Corporation 144A	10.88	10-15-2025	200,000	225,000
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	200,000	210,676
Sirius XM Radio Incorporated 144A	5.00	8-1-2027	300,000	315,750
Univision Communications Incorporated 144A	5.13	5-15-2023	200,000	197,250
				4,285,842

Wireless Telecommunication Services : 1.43%
Sprint Communications Incorporated	11.50	11-15-2021	240,000	277,200
Sprint Corporation	7.25	9-15-2021	200,000	212,100
T-Mobile USA Incorporated	4.50	2-1-2026	300,000	307,875
				797,175

Consumer Discretionary : 11.89%
Auto Components : 1.56%
Allison Transmission Incorporated 144A	4.75	10-1-2027	200,000	205,500
American Axle & Manufacturing Incorporated	6.25	3-15-2026	210,000	209,738
Goodyear Tire & Rubber Company	5.13	11-15-2023	200,000	201,500
Panther BF Aggregator 2 LP 144A	6.25	5-15-2026	240,000	254,701
				871,439

Automobiles : 0.34%
Tesla Incorporated 144A	5.30	8-15-2025	200,000	191,750

1

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Diversified Consumer Services : 1.17%
APX Group Incorporated	7.63%	9-1-2023	$200,000	$174,500
Prime Security Services Borrower LLC 144A	5.25	4-15-2024	260,000	267,800
Service Corporation International	4.63	12-15-2027	200,000	207,500
				649,800

Hotels, Restaurants & Leisure : 4.52%
Boyd Gaming Corporation	6.88	5-15-2023	200,000	206,876
Caesars Resort Collection LLC 144A	5.25	10-15-2025	200,000	206,692
Eldorado Resorts Incorporated	6.00	4-1-2025	200,000	210,500
Golden Nugget Incorporated 144A	6.75	10-15-2024	300,000	309,750
Hilton Worldwide Finance LLC	4.63	4-1-2025	200,000	205,500
KFC Holding Company 144A	5.00	6-1-2024	300,000	311,250
MGM Resorts International	4.63	9-1-2026	200,000	210,457
MGM Resorts International	6.63	12-15-2021	200,000	217,700
Scientific Games International Incorporated	10.00	12-1-2022	218,000	223,777
Six Flags Entertainment Company 144A	4.88	7-31-2024	200,000	207,000
Wynn Las Vegas LLC 144A	5.50	3-1-2025	200,000	213,250
				2,522,752

Household Durables : 1.69%
Hovnanian Enterprises Incorporated 144A	10.00	7-15-2022	200,000	169,250
Lennar Corporation	4.50	4-30-2024	300,000	318,204
PulteGroup Incorporated	5.50	3-1-2026	220,000	243,925
Toll Brothers Finance Corporation	4.38	4-15-2023	200,000	208,500
				939,879

Leisure Products : 0.75%
Mattel Incorporated 144A	6.75	12-31-2025	200,000	209,500
VOC Escrow Limited 144A	5.00	2-15-2028	200,000	209,834
				419,334

Multiline Retail : 0.45%
J.C. Penney Corporation Incorporated 144A	5.88	7-1-2023	300,000	252,750

Specialty Retail : 1.03%
L Brands Incorporated	6.75	7-1-2036	200,000	172,500
PetSmart Incorporated 144A	7.13	3-15-2023	200,000	180,000
Staples Incorporated 144A	7.50	4-15-2026	210,000	219,713
				572,213

Textiles, Apparel & Luxury Goods : 0.38%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	210,500

Consumer Staples : 4.48%
Beverages : 0.38%
Cott Beverages Incorporated 144A	5.50	4-1-2025	200,000	209,500

Food & Staples Retailing : 1.25%
Albertsons Companies LLC 144A	7.50	3-15-2026	200,000	221,500
Aramark Services Incorporated	4.75	6-1-2026	300,000	310,500
Rite Aid Corporation 144A	6.13	4-1-2023	200,000	165,500
				697,500

Food Products : 2.48%
B&G Foods Incorporated	5.25	9-15-2027	200,000	195,500
JBS USA Finance Incorporated 144A	5.75	6-15-2025	300,000	311,250

2

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food Products (continued)
Lamb Weston Holdings Incorporated 144A	4.88%	11-1-2026	$200,000	$211,500
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	200,000	216,000
Post Holdings Incorporated 144A	5.00	8-15-2026	200,000	209,996
Post Holdings Incorporated 144A	5.50	12-15-2029	230,000	240,925
				1,385,171

Household Products : 0.37%
Energizer Holdings Incorporated 144A	5.50	6-15-2025	200,000	207,250

Energy : 11.95%
Energy Equipment & Services : 1.24%
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	165,750
Hilcorp Energy Company 144A	5.75	10-1-2025	200,000	173,734
SESI LLC	7.13	12-15-2021	200,000	149,000
USA Compression Partners LP	6.88	4-1-2026	200,000	205,500
				693,984

Oil, Gas & Consumable Fuels : 10.71%
Antero Midstream Partners LP 144A	5.75	1-15-2028	200,000	154,500
Antero Resources Corporation	5.13	12-1-2022	200,000	162,500
Ascent Resources Utica Holdings LLC 144A	10.00	4-1-2022	195,000	187,200
Buckeye Partners LP	5.85	11-15-2043	200,000	170,729
California Resources Corporation 144A	8.00	12-15-2022	200,000	50,000
Cheniere Energy Partners LP	5.25	10-1-2025	200,000	206,000
Crestwood Midstream Partners LP	6.25	4-1-2023	200,000	200,500
CrownRock LP 144A	5.63	10-15-2025	200,000	197,625
DCP Midstream Operating LP	3.88	3-15-2023	200,000	203,000
DCP Midstream Operating LP (3 Month LIBOR +3.85%) 144A±	5.85	5-21-2043	200,000	184,000
Denbury Resources Incorporated 144A	9.00	5-15-2021	200,000	175,500
Diamondback Energy Incorporated	4.75	11-1-2024	200,000	207,280
Enlink Midstream LLC	5.45	6-1-2047	350,000	245,000
Extraction Oil & Gas Incorporated 144A	5.63	2-1-2026	200,000	92,000
Genesis Energy LP	6.75	8-1-2022	200,000	195,375
Murphy Oil Corporation	6.88	8-15-2024	200,000	209,330
Nabors Industries Incorporated	5.75	2-1-2025	200,000	156,000
NGL Enrgy Partners LP	7.50	11-1-2023	200,000	191,400
Oasis Petroleum Incorporated	6.88	3-15-2022	190,000	177,531
Parsley Energy LLC 144A	6.25	6-1-2024	210,000	217,875
Peabody Energy Corporation 144A	6.38	3-31-2025	200,000	176,000
QEP Resources Incorporated	5.25	5-1-2023	200,000	190,000
Range Resources Corporation	4.88	5-15-2025	200,000	163,000
Rowan Companies Incorporated	4.88	6-1-2022	200,000	123,000
SM Energy Company	6.75	9-15-2026	200,000	182,000
Southwestern Energy Company	7.75	10-1-2027	200,000	173,750
Sunoco LP	4.88	1-15-2023	210,000	214,725
Tallgrass Energy Partners LP 144A	5.50	1-15-2028	200,000	185,004
Targa Resources Partners LP	4.25	11-15-2023	200,000	201,750
Targa Resources Partners LP	5.13	2-1-2025	200,000	205,480
Transocean Incorporated	6.80	3-15-2038	300,000	185,049
Whiting Petroleum Corporation	5.75	3-15-2021	200,000	183,000
WPX Energy Incorporated	5.25	9-15-2024	200,000	204,394
				5,970,497

Financials : 6.85%
Banks : 0.93%
CIT Group Incorporated	5.00	8-1-2023	200,000	215,250

3

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Deutsche Bank AG (5 Year USD ICE Swap Rate 11:00am NY +2.55%) ±	4.88%	12-1-2032	$330,000	$302,049
				517,299

Capital Markets : 0.14%
MSCI Incorporated 144A	5.25	11-15-2024	75,000	77,063

Consumer Finance : 2.29%
Navient Corporation	5.88	10-25-2024	200,000	213,000
Navient Corporation	6.75	6-25-2025	200,000	216,000
Quicken Loans Incorporated 144A	5.25	1-15-2028	200,000	208,691
SLM Corporation	6.13	3-25-2024	200,000	213,500
Springleaf Finance Corporation	7.13	3-15-2026	370,000	426,425
				1,277,616

Diversified Financial Services : 1.30%
Harland Clarke Holdings 144A	9.25	3-1-2021	200,000	185,500
Hilton Domestic Operating Company	4.25	9-1-2024	200,000	203,500
Refinitiv U.S. Holdings Company 144A	8.25	11-15-2026	300,000	335,625
				724,625

Insurance : 1.06%
Acrisure LLC 144A	7.00	11-15-2025	200,000	179,344
Genworth Holdings Incorporated	7.63	9-24-2021	200,000	206,714
HUB International Limited 144A	7.00	5-1-2026	200,000	205,000
				591,058

Mortgage REITs : 0.73%
Realogy Group LLC/Realogy Co-Issuer Corporation 144A	9.38	4-1-2027	200,000	201,000
Starwood Property Trust Incorporated	5.00	12-15-2021	200,000	208,500
				409,500

Thrifts & Mortgage Finance : 0.40%
Nationstar Mortgage Holdings Incorporated 144A	9.13	7-15-2026	200,000	221,000

Health Care : 8.61%
Health Care Equipment & Supplies : 0.90%
Crimson Incorporated 144A	6.63	5-15-2022	300,000	295,500
Hologic Incorporated 144A	4.38	10-15-2025	200,000	206,000
				501,500

Health Care Providers & Services : 5.85%
Centene Corporation	4.75	1-15-2025	250,000	259,720
CHS Incorporated	5.13	8-1-2021	400,000	397,000
Davita Incorporated	5.13	7-15-2024	300,000	307,875
Encompass Health Corporation	5.75	11-1-2024	116,000	117,595
Envision Healthcare Corporation 144A	8.75	10-15-2026	200,000	81,500
HCA Incorporated	5.88	5-1-2023	220,000	242,550
Jaguar Holding Company II 144A	6.38	8-1-2023	200,000	207,000
MEDNAX Incorporated 144A	6.25	1-15-2027	200,000	203,500
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	300,000	272,250
MPT Operating Partnership LP	5.00	10-15-2027	200,000	210,000
RegionalCare Hospital Partners 144A	8.25	5-1-2023	200,000	212,500
Tenet Healthcare Corporation	5.13	5-1-2025	300,000	308,250
Tenet Healthcare Corporation 144A	6.25	2-1-2027	220,000	235,400

4

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Wellcare Health Plans	5.25%	4-1-2025	$200,000	$209,250
				3,264,390

Life Sciences Tools & Services : 0.58%
Avantor Incorporated 144A	6.00	10-1-2024	300,000	321,375

Pharmaceuticals : 1.28%
Bausch Health Companies Incorporated 144A	7.25	5-30-2029	220,000	246,478
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	300,000	339,750
Endo Finance LLC 144A	6.00	7-15-2023	200,000	130,000
				716,228

Industrials : 7.10%
Aerospace & Defense : 1.66%
Alcoa Incorporated	5.87	2-23-2022	280,000	298,920
TransDigm Group Incorporated	6.38	6-15-2026	200,000	210,192
TransDigm Group Incorporated	6.50	7-15-2024	200,000	206,250
Triumph Group Incorporated	7.75	8-15-2025	200,000	208,000
				923,362

Air Freight & Logistics : 0.37%
XPO Logistics Incorporated 144A	6.13	9-1-2023	200,000	206,500

Building Products : 0.36%
Jeld-Wen Incorporated 144A	4.88	12-15-2027	200,000	200,250

Commercial Services & Supplies : 0.95%
ADT Corporation	6.25	10-15-2021	240,000	254,400
APTIM Corporation 144A	7.75	6-15-2025	200,000	114,500
West Corp Company 144A	8.50	10-15-2025	200,000	160,000
				528,900

Construction & Engineering : 1.35%
AECOM	5.88	10-15-2024	200,000	218,500
Taylor Morrison Communities Incorporated 144A	5.88	4-15-2023	200,000	214,500
United Rentals North America Incorporated	5.50	5-15-2027	300,000	320,250
				753,250

Electrical Equipment : 0.35%
Vertiv Group Corporation 144A	9.25	10-15-2024	200,000	196,500

Machinery : 0.17%
Gates Global LLC 144A	6.00	7-15-2022	95,000	95,000

Professional Services : 0.75%
Brand Industrial Services Incorporated 144A	8.50	7-15-2025	200,000	195,000
The Dun & Bradstreet Corporation 144A	10.25	2-15-2027	200,000	223,000
				418,000

Road & Rail : 0.42%
The Hertz Corporation 144A	5.50	10-15-2024	230,000	233,450

Trading Companies & Distributors : 0.72%
Beacon Escrow Corporation 144A	4.88	11-1-2025	200,000	193,750

5

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Trading Companies & Distributors (continued)
Herc Holdings Incorporated 144A	5.50%	7-15-2027	$200,000	$209,250
				403,000

Information Technology : 4.99%
Communications Equipment : 1.15%
CommScope Incorporated 144A	5.50	6-15-2024	260,000	254,860
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	200,000	175,504
Viasat Incorporated 144A	5.63	4-15-2027	200,000	212,786
				643,150

IT Services : 0.39%
VeriSign Incorporated	5.25	4-1-2025	200,000	220,060

Software : 2.21%
CDK Global Incorporated 144A	5.25	5-15-2029	200,000	212,030
IQVIA Incorporated 144A	5.00	5-15-2027	200,000	210,000
Solera Finance Incorporated 144A	10.50	3-1-2024	200,000	208,250
SS&C Technologies Incorporated 144A	5.50	9-30-2027	200,000	213,990
Symantec Corporation 144A	5.00	4-15-2025	200,000	201,956
Veritas US Incorporated 144A	10.50	2-1-2024	200,000	184,000
				1,230,226

Technology Hardware, Storage & Peripherals : 1.24%
Dell Incorporated	4.63	4-1-2021	270,000	276,615
NCR Corporation 144A	5.75	9-1-2027	200,000	207,131
Western Digital Corporation	4.75	2-15-2026	200,000	206,000
				689,746

Materials : 7.17%
Chemicals : 1.79%
Calumet Specialty Products Partners LP	7.63	1-15-2022	200,000	198,000
CF Industries Incorporated	4.95	6-1-2043	200,000	204,000
Chemours Company	6.63	5-15-2023	200,000	197,000
Olin Corporation	5.00	2-1-2030	200,000	198,500
Tronox Incorporated 144A	6.50	4-15-2026	200,000	201,500
				999,000

Construction Materials : 0.56%
Standard Industries Incorporated 144A	5.00	2-15-2027	300,000	311,250

Containers & Packaging : 2.67%
Ball Corporation	5.25	7-1-2025	200,000	223,478
Berry Global Incorporated	6.00	10-15-2022	225,000	228,938
BWAY Holding Company 144A	5.50	4-15-2024	210,000	214,725
Crown Americas Capital Corporation IV	4.50	1-15-2023	200,000	209,100
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	200,000	190,500
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	200,000	204,500
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	218,500
				1,489,741

Metals & Mining : 2.15%
Cleveland-Cliffs Incorporated	5.75	3-1-2025	200,000	199,750
Freeport-McMoRan Copper & Gold Incorporated	5.40	11-14-2034	200,000	198,500
Freeport-McMoRan Incorporated	5.25	9-1-2029	290,000	298,338
Novelis Corporation 144A	6.25	8-15-2024	300,000	315,462

6

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Metals & Mining (continued)
United States Steel Corporation	6.88%	8-15-2025	$200,000	$187,500
				1,199,550

Real Estate : 2.67%
Equity REITs : 2.12%
ESH Hospitality Incorporated 144A	5.25	5-1-2025	200,000	206,500
Iron Mountain Incorporated 144A	5.25	3-15-2028	260,000	271,050
MGM Growth Properties Operating Partnership LP	4.50	9-1-2026	300,000	315,750
SBA Communications Corporation	4.88	7-15-2022	200,000	202,750
Uniti Group Incorporated 144A	6.00	4-15-2023	200,000	188,500
				1,184,550

Real Estate Management & Development : 0.55%
Icahn Enterprises Company	6.25	2-1-2022	300,000	306,000

Utilities : 3.54%
Electric Utilities : 0.66%
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	210,000	214,200
Talen Energy Supply LLC	6.50	6-1-2025	200,000	150,834
				365,034

Gas Utilities : 0.84%
AmeriGas Partners LP	5.63	5-20-2024	200,000	213,500
Ferrellgas LP	6.75	6-15-2023	300,000	255,750
				469,250

Independent Power & Renewable Electricity Producers : 2.04%
Calpine Corporation	5.38	1-15-2023	500,000	506,875
NRG Energy Incorporated	5.75	1-15-2028	200,000	216,000
The AES Corporation	5.50	4-15-2025	200,000	207,240
Vistra Operations Company LLC 144A	5.63	2-15-2027	200,000	210,040
				1,140,155

Total Corporate Bonds and Notes (Cost $46,684,663)				46,164,107

Yankee Corporate Bonds and Notes : 13.39%
Communication Services : 3.98%
Diversified Telecommunication Services : 1.54%
Intelsat Luxembourg SA	8.13	6-1-2023	260,000	118,300
SFR Group SA 144A	7.38	5-1-2026	300,000	320,250
Telecom Italia Capital SpA	6.00	9-30-2034	200,000	213,971
Virgin Media Finance plc 144A	6.00	10-15-2024	200,000	205,750
				858,271

Media : 1.70%
Altice Finco SA 144A	7.63	2-15-2025	320,000	328,400
UPC Holding BV 144A	5.50	1-15-2028	200,000	202,000
Videotron Limited 144A	5.13	4-15-2027	200,000	212,371
Ziggo BV 144A	4.88	1-15-2030	200,000	205,000
				947,771

7

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services : 0.74%
C&W Senior Financing Designated Activity 144A	6.88%	9-15-2027	$200,000	$211,125
Connect U.S. Finco LLC 144A	6.75	10-1-2026	200,000	205,250
				416,375

Consumer Discretionary : 2.26%
Auto Components : 0.30%
Adient Global Holdings Limited 144A	4.88	8-15-2026	200,000	170,500

Automobiles : 1.14%
Fiat Chrysler Automobiles NV	5.25	4-15-2023	200,000	214,280
IHO Verwaltungs GmbH 144A¥	6.38	5-15-2029	240,000	250,800
Jaguar Land Rover Automotive plc 144A	4.50	10-1-2027	200,000	169,750
				634,830

Hotels, Restaurants & Leisure : 0.82%
International Game Technology plc 144A	6.50	2-15-2025	200,000	223,500
MGM China Holdings Limited 144A	5.88	5-15-2026	220,000	233,750
				457,250

Energy : 1.31%
Energy Equipment & Services : 0.51%
Alcoa Nederland Holding Company BV 144A	6.75	9-30-2024	200,000	210,500
Noble Holding International Limited	8.95	4-1-2045	200,000	75,000
				285,500

Oil, Gas & Consumable Fuels : 0.80%
KCA Deutag UK Finance plc 144A	9.63	4-1-2023	200,000	133,000
MEG Energy Corporation 144A	6.50	1-15-2025	300,000	311,832
				444,832

Financials : 3.55%
Banks : 1.27%
Barclays plc	4.38	9-11-2024	200,000	208,424
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	260,000	277,407
Nielsen Holding & Finance BV 144A	5.00	2-1-2025	220,000	220,825
				706,656

Diversified Financial Services : 2.28%
Dana Financing Luxembourg SARL Company 144A	6.50	6-1-2026	200,000	211,250
Global Aircraft Leasing Company Limited 144A	6.50	9-15-2024	200,000	204,560
Intelsat Jackson Holdings SA 144A	8.00	2-15-2024	200,000	204,000
New Red Finance Incorporated 144A	5.00	10-15-2025	420,000	435,553
Trivium Packaging Finance BV 144A	8.50	8-15-2027	200,000	217,500
				1,272,863

Industrials : 0.93%
Aerospace & Defense : 0.54%
Bombardier Incorporated 144A	6.00	10-15-2022	300,000	300,750

Electrical Equipment : 0.39%
Sensata Technologies BV 144A	5.00	10-1-2025	200,000	216,500

8

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

		Interest rate	Maturity date	Principal	Value

Information Technology : 0.37%
Software : 0.37%
Open Text Corporation 144A		5.63%	1-15-2023	$200,000	$203,500

Materials : 0.99%
Containers & Packaging : 0.62%
Ardagh Packaging Finance plc 144A		4.13	8-15-2026	340,000	345,100

Metals & Mining : 0.37%
FMG Resources Proprietary Limited 144A		4.75	5-15-2022	200,000	205,000

Total Yankee Corporate Bonds and Notes (Cost $7,558,693)					7,465,698

		Yield		Shares
Short-Term Investments : 2.00%
Investment Companies : 2.00%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.56		1,116,610	1,116,610

Total Short-Term Investments (Cost $1,116,610)					1,116,610

Total investments in securities (Cost $55,359,966)	98.16%				54,746,415
Other assets and liabilities, net	1.84				1,027,143

Total net assets	100.00%				$55,773,558

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥

A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

9

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	486,162	11,838,570	11,208,122	1,116,610	$1,116,610	2.00%

Wells Fargo High Yield Corporate Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$46,164,107	$0	$46,164,107
Yankee corporate bonds and notes	0	7,465,698	0	7,465,698
Short-term investments
Investment companies	1,116,610	0	0	1,116,610

Total assets	$1,116,610	$53,629,805	$0	$54,746,415

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the nine months ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo International Government Bond Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

		Interest rate	Maturity date	Principal		Value
Foreign Government Bonds : 97.68%
Australian Government Bond Series 145		2.75%	6-21-2035	AUD	250,000	$204,113
Australian Government Bond Series 150		3.00	3-21-2047	AUD	260,000	229,270
Belgium Government Bond Series 44 144A		5.00	3-28-2035	EUR	100,000	188,370
Belgium Government Bond Series 83 144A		2.25	6-22-2057	EUR	130,000	206,827
Bundesrepublik Deutschland		0.25	2-15-2029	EUR	180,000	210,240
Bundesrepublik Deutschland		0.50	2-15-2028	EUR	190,000	226,181
Canada		2.75	12-1-2048	CAD	330,000	317,730
Canada		5.00	6-1-2037	CAD	100,000	115,123
Czech Republic		2.40	9-17-2025	CZK	2,190,000	99,723
France Government Bond 144A		2.00	5-25-2048	EUR	330,000	487,721
France Government Bond		4.00	10-25-2038	EUR	180,000	329,908
Ireland Government Bond		0.90	5-15-2028	EUR	290,000	344,709
Italy Buoni Poliennali del Tesoro 144A		2.95	9-1-2038	EUR	110,000	138,901
Italy Buoni Poliennali del Tesoro 144A		3.25	9-1-2046	EUR	180,000	238,479
Italy Buoni Poliennali del Tesoro 144A		3.35	3-1-2035	EUR	100,000	132,792
Italy Buoni Poliennali del Tesoro 144A		4.75	9-1-2044	EUR	220,000	357,209
Japan Government 5 Year Bond Series 136		0.10	6-20-2023	JPY	255,000,000	2,354,870
Japan Government 10 Year Bond Series 342		0.10	3-20-2026	JPY	23,000,000	214,227
Korea Treasury Bond		3.75	12-10-2033	KRW	105,000,000	112,415
Korea Treasury Bond		4.00	12-10-2031	KRW	315,000,000	335,374
Malaysia Government Bond Series 419		3.83	7-5-2034	MYR	1,300,000	315,894
Mexico Series M		10.00	12-5-2024	MXN	7,920,000	456,210
Netherlands Government Bond 144A		0.75	7-15-2028	EUR	360,000	432,582
New Zealand Government Bond Series 429		3.00	4-20-2029	NZD	150,000	110,682
Norway Government Bond Series 480 144A		2.00	4-26-2028	NOK	810,000	92,271
Poland Series 428		2.50	7-25-2026	PLN	1,300,000	344,068
Republic of Austria 144A		0.75	10-20-2026	EUR	180,000	212,731
Russia Government Bond Series 6224		6.90	5-23-2029	RUB	12,480,000	202,317
Singapore Government Bond		3.38	9-1-2033	SGD	260,000	224,907
Spain Government Bond 144A		1.45	10-31-2027	EUR	380,000	457,594
Switzerland Bond		4.00	2-11-2023	CHF	100,000	115,539
Thailand Government Bond		2.13	12-17-2026	THB	6,200,000	213,502
United Kingdom Gilt		3.75	9-7-2021	GBP	660,000	901,395
Total Foreign Government Bonds (Cost $10,771,586)						10,923,874

		Yield		Shares
Short-Term Investments : 1.39%
Investment Companies : 1.39%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.56		155,530		155,530

Total Short-Term Investments (Cost $155,530)						155,530

Total investments in securities (Cost $10,927,116)	99.07%					11,079,404
Other assets and liabilities, net	0.93					104,207

Total net assets	100.00%					$11,183,611

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CZK	Czech koruna
EUR	Euro
GBP	Great British pound
JPY	Japanese yen
KRW	Republic of Korea won

1

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo International Government Bond Portfolio

MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PLN	Polish zloty
RUB	Russian ruble
SGD	Singapore dollar
THB	Thai baht

2

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
270,000 AUD	182,631 USD	State Street Bank	12/6/2019	$12	$0
181,950 USD	270,000 AUD	State Street Bank	12/6/2019	0	(691)
153,000 CAD	114,934 USD	State Street Bank	12/6/2019	251	0
1,450,000 DKK	214,987 USD	State Street Bank	12/6/2019	0	(1,125)
865,000 EUR	954,822 USD	State Street Bank	12/6/2019	0	(1,594)
407,738 USD	370,000 EUR	State Street Bank	12/6/2019	0	(1)
83,400,000 JPY	789,264 USD	State Street Bank	12/6/2019	0	(26,952)
511,638 USD	56,000,000 JPY	State Street Bank	12/6/2019	0	(227)
6,500,000 MXN	332,527 USD	State Street Bank	12/6/2019	0	(565)
351,632 USD	7,165,000 MXN	State Street Bank	12/6/2019	0	(14,292)
107,753 USD	2,200,000 MXN	State Street Bank	12/6/2019	0	(4,603)
175,000 NZD	112,349 USD	State Street Bank	12/6/2019	7	0
110,591 USD	175,000 NZD	State Street Bank	12/6/2019	0	(1,765)
150,000 NOK	16,487 USD	State Street Bank	12/6/2019	0	(219)
575,000 PLN	146,868 USD	State Street Bank	12/6/2019	0	(9)
148,761 USD	590,000 PLN	State Street Bank	12/6/2019	0	(1,929)
113,104 USD	450,000 PLN	State Street Bank	12/6/2019	0	(1,829)
533,566 USD	440,000 GBP	State Street Bank	12/6/2019	0	(35,532)
97,222 USD	135,000 SGD	State Street Bank	12/6/2019	0	(1,492)
460,000 SEK	47,163 USD	State Street Bank	12/6/2019	880	0
115,000 CHF	115,081 USD	State Street Bank	12/6/2019	0	(29)
116,939 USD	115,000 CHF	State Street Bank	12/6/2019	1,886	0
119,184 USD	3,650,000 THB	State Street Bank	12/6/2019	0	(1,612)
228,646 USD	965,000 MYR	State Street Bank	12/12/2019	0	(2,355)
216,320 USD	14,600,000 RUB	State Street Bank	12/12/2019	0	(10,432)
455,000,000 KRW	376,061 USD	State Street Bank	12/12/2019	9,232	0
475,000 AUD	322,069 USD	State Street Bank	3/6/2020	4	0
240,000 CAD	180,708 USD	State Street Bank	3/6/2020	67	0
512,887 USD	55,800,000 JPY	State Street Bank	3/6/2020	0	(250)
830,000 SEK	87,190 USD	State Street Bank	3/6/2020	0	(66)

				$12,339	$(107,569)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	13,185	566,110	423,765	155,530	$155,530	1.39%

The following table shows the percent of total long-term investments by country allocation as of November 30, 2019:

Japan	23.52%
United Kingdom	8.25
Italy	7.94
France	7.48
Spain	4.19
Mexico	4.18
South Korea	4.10
Germany	4.00
Australia	3.97
Netherlands	3.96
Canada	3.96
Belgium	3.62
Ireland	3.16
Poland	3.15
Malaysia	2.89
Singapore	2.06
Austria	1.95
Thailand	1.95
Russia	1.85
Switzerland	1.06
New Zealand	1.01
Czech Republic	0.91
Norway	0.84

100.00%

Wells Fargo International Government Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such gains or losses on forward foreign currency contracts. The Portfolio is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Foreign government bonds	$0	$10,923,874	$0	$10,923,874
Short-term investments
Investment companies	155,530	0	0	155,530

	155,530	10,923,874	0	11,079,404
Forward foreign currency contracts	0	12,339	0	12,339

Total assets	$155,530	$10,936,213	$0	$11,091,743

Liabilities
Forward foreign currency contracts	$0	$107,569	$0	$107,569

Total liabilities	$0	$107,569	$0	$107,569

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

During the nine month ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 81.49%
Communication Services : 3.83%
Diversified Telecommunication Services : 0.96%
AT&T Incorporated	3.00%	2-15-2022	$200,000	$203,985
AT&T Incorporated	3.40	6-15-2022	70,000	72,270
AT&T Incorporated	4.00	1-15-2022	210,000	218,644
AT&T Incorporated	4.30	12-15-2042	350,000	372,373
AT&T Incorporated	4.50	5-15-2035	230,000	254,724
AT&T Incorporated	4.90	6-15-2042	36,000	40,493
Verizon Communications Incorporated	3.85	11-1-2042	260,000	284,317
Verizon Communications Incorporated	4.13	3-16-2027	200,000	222,293
Verizon Communications Incorporated	4.67	3-15-2055	655,000	818,813
				2,487,912

Entertainment : 0.51%
Viacom Incorporated	6.88	4-30-2036	238,000	315,310
Walt Disney Company	2.55	2-15-2022	175,000	177,679
Walt Disney Company	3.00	9-15-2022	262,000	269,805
Walt Disney Company	4.13	12-1-2041	175,000	203,315
Walt Disney Company	4.50	2-15-2021	350,000	360,453
				1,326,562

Interactive Media & Services : 0.18%
Alphabet Incorporated	3.38	2-25-2024	87,000	91,792
Alphabet Incorporated	3.63	5-19-2021	350,000	358,735
				450,527

Media : 2.18%
CBS Corporation	3.70	8-15-2024	350,000	367,311
CBS Corporation	4.85	7-1-2042	140,000	155,592
CBS Corporation	4.90	8-15-2044	350,000	395,260
Charter Communications Operating LLC	4.46	7-23-2022	400,000	419,562
Charter Communications Operating LLC	4.91	7-23-2025	400,000	438,522
Comcast Corporation	2.35	1-15-2027	210,000	210,016
Comcast Corporation	3.13	7-15-2022	350,000	361,002
Comcast Corporation	4.00	11-1-2049	200,000	223,798
Comcast Corporation	4.40	8-15-2035	210,000	246,291
Comcast Corporation	4.75	3-1-2044	262,000	319,511
Discovery Communications LLC	3.30	5-15-2022	175,000	179,094
Discovery Communications LLC	3.95	3-20-2028	400,000	422,636
Discovery Communications LLC	4.38	6-15-2021	210,000	216,515
Discovery Communications LLC	6.35	6-1-2040	175,000	221,097
Omnicom Group Incorporated	3.63	5-1-2022	175,000	180,950
Time Warner Cable Incorporated	5.50	9-1-2041	210,000	233,482
Time Warner Cable Incorporated	6.55	5-1-2037	300,000	366,396
Time Warner Cable Incorporated	8.38	3-15-2023	175,000	207,512
Time Warner Entertainment Company LP	8.38	7-15-2033	210,000	293,760
Viacom Incorporated	5.50	5-15-2033	140,000	167,885
				5,626,192

Consumer Discretionary : 5.07%
Auto Components : 0.12%
Lear Corporation	5.25	1-15-2025	297,000	305,554
Automobiles : 0.55%
Ford Motor Company	7.45	7-16-2031	700,000	812,820
General Motors Company	6.25	10-2-2043	175,000	194,553
General Motors Company	6.60	4-1-2036	350,000	406,733
				1,414,106

1

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Hotels, Restaurants & Leisure : 1.16%
GLP Capital LP / GLP Financing II Incorporated	5.30%	1-15-2029	$400,000	$441,738
McDonald’s Corporation	2.63	1-15-2022	250,000	253,601
McDonald’s Corporation	3.38	5-26-2025	245,000	258,036
McDonald’s Corporation	3.63	5-20-2021	70,000	71,777
McDonald’s Corporation	4.60	5-26-2045	175,000	206,698
McDonald’s Corporation	6.30	10-15-2037	210,000	289,877
Starbucks Corporation	4.00	11-15-2028	500,000	557,260
Starbucks Corporation	4.50	11-15-2048	800,000	927,552
				3,006,539

Household Durables : 0.12%
Whirlpool Corporation	4.00	3-1-2024	87,000	92,225
Whirlpool Corporation	4.70	6-1-2022	140,000	148,184
Whirlpool Corporation	4.85	6-15-2021	70,000	72,731
				313,140

Internet & Direct Marketing Retail : 0.76%
Amazon.com Incorporated	4.05	8-22-2047	400,000	477,714
Amazon.com Incorporated	4.25	8-22-2057	400,000	490,517
Amazon.com Incorporated	4.95	12-5-2044	300,000	394,391
eBay Incorporated	4.00	7-15-2042	175,000	172,371
Expedia Incorporated	4.50	8-15-2024	70,000	75,518
QVC Incorporated	4.38	3-15-2023	210,000	217,362
QVC Incorporated	5.13	7-2-2022	140,000	147,193
				1,975,066

Leisure Products : 0.05%
Hasbro Incorporated	6.35	3-15-2040	108,000	125,585

Multiline Retail : 0.72%
Dollar General Corporation	3.25	4-15-2023	245,000	252,892
Kohl’s Corporation	3.25	2-1-2023	105,000	106,338
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	140,000	142,837
Nordstrom Incorporated	4.00	10-15-2021	175,000	179,129
Nordstrom Incorporated	5.00	1-15-2044	70,000	68,276
Target Corporation	2.90	1-15-2022	175,000	178,935
Target Corporation	3.63	4-15-2046	210,000	231,837
Target Corporation	3.90	11-15-2047	600,000	694,397
				1,854,641

Specialty Retail : 1.53%
AutoZone Incorporated	2.88	1-15-2023	175,000	177,516
AutoZone Incorporated	3.13	7-15-2023	105,000	107,983
AutoZone Incorporated	4.00	11-15-2020	140,000	141,912
Home Depot Incorporated	3.50	9-15-2056	260,000	279,083
Home Depot Incorporated	3.75	2-15-2024	350,000	373,409
Home Depot Incorporated	4.40	4-1-2021	350,000	358,931
Lowe’s Companies Incorporated	2.50	4-15-2026	350,000	351,273
Lowe’s Companies Incorporated	3.12	4-15-2022	140,000	143,473
Lowe’s Companies Incorporated	3.75	4-15-2021	105,000	107,094
Lowe’s Companies Incorporated	3.88	9-15-2023	175,000	184,336
Lowe’s Companies Incorporated	4.25	9-15-2044	175,000	189,557
Lowe’s Companies Incorporated	4.38	9-15-2045	200,000	221,744
O’Reilly Automotive Incorporated	3.80	9-1-2022	105,000	109,210
O’Reilly Automotive Incorporated	4.63	9-15-2021	105,000	108,783
O’Reilly Automotive Incorporated	4.88	1-14-2021	31,000	31,732
Unilever Capital Corporation	2.00	7-28-2026	500,000	496,269
Unilever Capital Corporation	5.90	11-15-2032	410,000	557,105
				3,939,410

Textiles, Apparel & Luxury Goods : 0.06%
Nike Incorporated	2.25	5-1-2023	70,000	71,283

2

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Textiles, Apparel & Luxury Goods (continued)
Nike Incorporated	3.63%	5-1-2043	$70,000	$76,041
				147,324

Consumer Staples : 7.01%
Beverages : 2.04%
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	210,000	222,723
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	245,000	275,501
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	252,000	261,477
Anheuser-Busch InBev Worldwide Incorporated	4.75	4-15-2058	400,000	481,244
Constellation Brands Incorporated	3.15	8-1-2029	300,000	303,048
Constellation Brands Incorporated	3.75	5-1-2021	98,000	100,238
Constellation Brands Incorporated	4.25	5-1-2023	360,000	383,694
Keurig Dr Pepper Incorporated	4.60	5-25-2028	700,000	793,782
Molson Coors Brewing Company	2.10	7-15-2021	260,000	259,714
PepsiCo Incorporated	2.75	3-5-2022	259,000	264,594
PepsiCo Incorporated	3.00	8-25-2021	175,000	179,010
PepsiCo Incorporated	3.60	8-13-2042	285,000	311,098
PepsiCo Incorporated	4.00	3-5-2042	175,000	199,937
PepsiCo Incorporated	4.25	10-22-2044	140,000	167,649
The Coca-Cola Company	2.55	6-1-2026	500,000	515,161
The Coca-Cola Company	2.88	10-27-2025	200,000	209,042
The Coca-Cola Company	3.20	11-1-2023	280,000	294,435
The Coca-Cola Company	3.30	9-1-2021	49,000	50,258
				5,272,605

Food & Staples Retailing : 1.19%
Sysco Corporation	3.30	7-15-2026	200,000	210,485
Sysco Corporation	5.38	9-21-2035	200,000	250,529
The Kroger Company	3.40	4-15-2022	175,000	179,647
The Kroger Company	3.85	8-1-2023	175,000	184,645
The Kroger Company	5.00	4-15-2042	175,000	194,646
The Kroger Company	5.15	8-1-2043	105,000	119,924
The Kroger Company	6.90	4-15-2038	210,000	282,344
Wal-Mart Stores Incorporated	4.25	4-15-2021	350,000	361,594
Wal-Mart Stores Incorporated	4.88	7-8-2040	175,000	227,559
Wal-Mart Stores Incorporated	5.63	4-1-2040	180,000	257,283
Wal-Mart Stores Incorporated	5.88	4-5-2027	70,000	86,408
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	200,000	203,361
Walgreens Boots Alliance Incorporated	3.80	11-18-2024	200,000	206,788
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	300,000	308,433
				3,073,646

Food Products : 1.77%
Archer-Daniels-Midland Company	4.54	3-26-2042	175,000	211,087
Campbell Soup Company	2.50	8-2-2022	85,000	85,820
Conagra Brands Incorporated	4.60	11-1-2025	200,000	219,942
Conagra Brands Incorporated	4.85	11-1-2028	600,000	681,459
ConAgra Foods Incorporated	8.25	9-15-2030	84,000	116,790
General Mills Incorporated	3.65	2-15-2024	175,000	184,174
General Mills Incorporated	4.20	4-17-2028	800,000	892,106
J.M. Smucker Company	3.50	10-15-2021	210,000	215,610
Kellogg Company	4.00	12-15-2020	155,000	158,042
Kraft Heinz Foods Company	3.00	6-1-2026	500,000	498,117
Kraft Heinz Foods Company	4.38	6-1-2046	300,000	292,021
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	95,408
Tyson Foods Incorporated	4.35	3-1-2029	300,000	340,067
Tyson Foods Incorporated	4.50	6-15-2022	350,000	368,797
Tyson Foods Incorporated	4.88	8-15-2034	175,000	210,485
				4,569,925

Household Products : 0.72%
Clorox Company	3.05	9-15-2022	113,000	115,549

3

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Household Products (continued)
Clorox Company	3.50%	12-15-2024	$140,000	$148,630
Colgate-Palmolive Company	2.30	5-3-2022	350,000	354,963
Kimberly-Clark Corporation	2.40	6-1-2023	105,000	106,511
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	210,272
Procter & Gamble Company	2.45	11-3-2026	900,000	924,757
				1,860,682

Personal Products : 0.08%
Estee Lauder Companies Incorporated	6.00	5-15-2037	140,000	193,005

Tobacco : 1.21%
Altria Group Incorporated	4.00	1-31-2024	62,000	65,567
Altria Group Incorporated	4.25	8-9-2042	350,000	352,194
Altria Group Incorporated	4.50	5-2-2043	175,000	181,851
Altria Group Incorporated	4.75	5-5-2021	200,000	207,562
Philip Morris International Incorporated	2.50	8-22-2022	175,000	177,321
Philip Morris International Incorporated	2.63	3-6-2023	122,000	123,974
Philip Morris International Incorporated	3.25	11-10-2024	210,000	220,236
Philip Morris International Incorporated	4.13	3-4-2043	210,000	228,240
Philip Morris International Incorporated	4.25	11-10-2044	210,000	234,256
Philip Morris International Incorporated	4.50	3-20-2042	140,000	160,387
Reynolds American Incorporated	4.00	6-12-2022	280,000	291,264
Reynolds American Incorporated	4.45	6-12-2025	350,000	374,628
Reynolds American Incorporated	5.70	8-15-2035	210,000	240,898
Reynolds American Incorporated	6.15	9-15-2043	87,000	99,425
Reynolds American Incorporated	7.25	6-15-2037	140,000	177,577
				3,135,380

Energy : 7.12%
Energy Equipment & Services : 0.43%
Halliburton Company	3.50	8-1-2023	350,000	362,816
Halliburton Company	3.80	11-15-2025	350,000	368,602
Halliburton Company	4.50	11-15-2041	175,000	183,416
Halliburton Company	4.75	8-1-2043	175,000	189,545
				1,104,379

Oil, Gas & Consumable Fuels : 6.69%
Apache Corporation	3.25	4-15-2022	253,000	257,157
Apache Corporation	5.25	2-1-2042	70,000	69,549
Boardwalk Pipelines LP	3.38	2-1-2023	70,000	71,201
BP Capital Markets America Incorporated	3.94	9-21-2028	200,000	220,334
Chevron Corporation	2.10	5-16-2021	260,000	260,823
Chevron Corporation	2.36	12-5-2022	525,000	531,607
Chevron Corporation	2.42	11-17-2020	350,000	351,974
Columbia Pipeline Group Incorporated	5.80	6-1-2045	140,000	178,359
ConocoPhillips Company	4.30	11-15-2044	210,000	245,068
ConocoPhillips Company	5.90	10-15-2032	175,000	229,138
ConocoPhillips Company	6.95	4-15-2029	210,000	284,346
Devon Energy Corporation	7.95	4-15-2032	150,000	213,607
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	166,379
Energy Transfer Partners LP	4.75	1-15-2026	280,000	299,485
Energy Transfer Partners LP	4.90	2-1-2024	210,000	223,821
Energy Transfer Partners LP	5.95	10-1-2043	140,000	153,682
Energy Transfer Partners LP	7.50	7-1-2038	70,000	89,051
Enterprise Products Operating LLC	4.45	2-15-2043	355,000	383,135
Enterprise Products Operating LLC	4.85	3-15-2044	280,000	320,064
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	175,715
Enterprise Products Operating LLC	5.95	2-1-2041	70,000	89,002
Enterprise Products Operating LLC	7.55	4-15-2038	70,000	100,554
EOG Resources Incorporated	4.10	2-1-2021	140,000	143,410
EQT Corporation	4.88	11-15-2021	210,000	215,066
Exxon Mobil Corporation	2.71	3-6-2025	350,000	361,060
Exxon Mobil Corporation	3.04	3-1-2026	500,000	526,546
Hess Corporation	7.30	8-15-2031	269,000	337,808

4

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP	3.45%	2-15-2023	$175,000	$179,911
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	189,210
Kinder Morgan Energy Partners LP	5.00	3-1-2043	157,000	170,146
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	239,975
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	82,141
Magellan Midstream Partners LP	5.15	10-15-2043	140,000	163,781
Marathon Oil Corporation	3.85	6-1-2025	245,000	256,551
Marathon Oil Corporation	5.20	6-1-2045	140,000	157,503
Marathon Petroleum Corporation	3.63	9-15-2024	350,000	366,769
Marathon Petroleum Corporation	3.80	4-1-2028	385,000	404,931
Marathon Petroleum Corporation	5.13	3-1-2021	24,000	24,879
MPLX LP	4.13	3-1-2027	200,000	207,497
MPLX LP	4.88	6-1-2025	200,000	216,577
MPLX LP	5.20	3-1-2047	220,000	231,356
NextEra Energy Capital	4.50	6-1-2021	140,000	144,077
Noble Energy Incorporated	3.90	11-15-2024	210,000	220,095
Occidental Petroleum Corporation	3.00	2-15-2027	200,000	199,313
Occidental Petroleum Corporation	3.50	6-15-2025	200,000	205,945
Occidental Petroleum Corporation	4.10	2-1-2021	322,000	327,360
Occidental Petroleum Corporation	4.40	4-15-2046	200,000	198,468
ONEOK Incorporated	4.00	7-13-2027	200,000	210,753
ONEOK Incorporated	4.55	7-15-2028	500,000	540,901
ONEOK Partners LP	3.38	10-1-2022	350,000	358,641
Phillips 66	4.65	11-15-2034	140,000	164,445
Plains All American Pipeline LP	3.60	11-1-2024	210,000	214,153
Plains All American Pipeline LP	3.85	10-15-2023	350,000	361,380
Plains All American Pipeline LP	4.90	2-15-2045	175,000	169,184
Plains All American Pipeline LP	5.00	2-1-2021	140,000	143,377
Plains All American Pipeline LP	6.65	1-15-2037	140,000	160,772
Sabine Pass Liquefaction LLC	5.00	3-15-2027	400,000	437,900
Sabine Pass Liquefaction LLC	5.63	3-1-2025	200,000	223,381
Sabine Pass Liquefaction LLC	5.88	6-30-2026	200,000	228,779
Spectra Energy Partners LP	3.38	10-15-2026	300,000	310,200
Spectra Energy Partners LP	4.75	3-15-2024	245,000	266,111
Sunoco Logistics Partner LP	3.45	1-15-2023	140,000	142,068
Sunoco Logistics Partner LP	4.95	1-15-2043	105,000	103,013
Sunoco Logistics Partner LP	5.35	5-15-2045	140,000	144,763
TC Pipelines LP	4.65	6-15-2021	210,000	216,163
Tennessee Gas Pipeline Company	7.00	10-15-2028	175,000	222,063
Valero Energy Corporation	7.50	4-15-2032	710,000	963,488
Western Gas Partners LP	4.00	7-1-2022	280,000	284,350
Williams Partners LP	3.35	8-15-2022	175,000	179,271
Williams Partners LP	4.13	11-15-2020	210,000	212,852
Williams Partners LP	6.30	4-15-2040	273,000	326,453
				17,268,887

Financials : 18.85%
Banks : 6.56%
ABB Finance (USA) Incorporated	4.38	5-8-2042	26,000	31,700
Australia & New Zealand Banking Group Limited	2.55	11-23-2021	250,000	252,746
Australia & New Zealand Banking Group Limited	2.63	5-19-2022	300,000	304,576
Australia & New Zealand Banking Group Limited	2.63	11-9-2022	500,000	507,960
Bank of America Corporation	3.25	10-21-2027	525,000	547,369
Bank of America Corporation (3 Month LIBOR +1.19%) ±	3.95	1-23-2049	200,000	227,925
Bank of America Corporation	4.18	11-25-2027	560,000	606,578
Bank of America Corporation	4.25	10-22-2026	280,000	306,096
Bank One Corporation	7.63	10-15-2026	168,000	217,227
BB&T Corporation	2.05	5-10-2021	210,000	210,141
BB&T Corporation	2.85	10-26-2024	500,000	512,536
BB&T Corporation	3.80	10-30-2026	400,000	429,859
Citigroup Incorporated	2.75	4-25-2022	200,000	202,907
Citigroup Incorporated	4.60	3-9-2026	200,000	220,069
Citigroup Incorporated	4.65	7-30-2045	300,000	367,008
Citigroup Incorporated	4.75	5-18-2046	300,000	358,280
Citizens Financial Group Incorporated	4.30	12-3-2025	200,000	215,157
Compass Bank	3.88	4-10-2025	250,000	263,010

5

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Deutsche Bank	3.95%	2-27-2023	$300,000	$305,428
Discover Bank	4.20	8-8-2023	310,000	329,880
Discover Bank	4.25	3-13-2026	250,000	270,432
Discover Bank	4.65	9-13-2028	250,000	280,803
Fifth Third Bancorp	3.95	3-14-2028	400,000	439,636
Fifth Third Bank	2.25	6-14-2021	200,000	200,803
Fifth Third Bank	2.88	10-1-2021	300,000	304,149
Huntington Bancshares Incorporated	2.30	1-14-2022	300,000	301,262
Huntington Bancshares Incorporated	7.00	12-15-2020	17,000	17,840
JPMorgan Chase & Company	2.95	10-1-2026	325,000	335,058
JPMorgan Chase & Company	3.20	1-25-2023	200,000	206,574
JPMorgan Chase & Company	4.13	12-15-2026	500,000	546,810
JPMorgan Chase & Company (3 Month LIBOR +1.58%) ±	4.26	2-22-2048	240,000	285,172
Key Bank NA	3.18	10-15-2027	250,000	254,864
Key Bank NA	3.30	6-1-2025	250,000	263,749
KeyCorp Incorporated	4.10	4-30-2028	400,000	437,928
KeyCorp Incorporated	5.10	3-24-2021	300,000	311,703
National Australia Bank	2.63	1-14-2021	500,000	503,642
People’s United Financial Incorporated	3.65	12-6-2022	105,000	108,538
PNC Bank NA	2.15	4-29-2021	250,000	250,724
PNC Bank NA	2.95	1-30-2023	300,000	306,297
PNC Bank NA	3.30	10-30-2024	500,000	524,820
PNC Bank NA	4.20	11-1-2025	250,000	274,482
Santander Holdings USA Incorporated	4.50	7-17-2025	350,000	376,391
Santander UK Group Holdings plc (3 Month LIBOR +1.40%) ±	3.82	11-3-2028	1,000,000	1,048,166
SunTrust Banks Incorporated	3.30	5-15-2026	1,200,000	1,249,835
UnionBanCal Corporation	3.50	6-18-2022	140,000	144,775
US Bancorp	2.38	7-22-2026	190,000	191,672
US Bancorp	3.00	3-15-2022	350,000	358,244
US Bancorp	3.60	9-11-2024	350,000	372,724
US Bancorp	4.13	5-24-2021	350,000	360,743
				16,944,288

Capital Markets : 4.48%
AGL Capital Corporation	4.40	6-1-2043	140,000	155,570
Bank of New York Mellon Corporation	2.50	4-15-2021	350,000	352,579
Bank of New York Mellon Corporation	2.95	1-29-2023	300,000	308,793
Bank of New York Mellon Corporation	3.40	1-29-2028	300,000	321,505
Bank of New York Mellon Corporation	3.55	9-23-2021	420,000	431,897
BlackRock Incorporated	3.50	3-18-2024	1,000,000	1,064,142
CME Group Incorporated	4.15	6-15-2048	200,000	239,623
Deutsche Bank AG	3.15	1-22-2021	200,000	200,245
Goldman Sachs Group Incorporated (3 Month LIBOR +1.51%) ±	3.69	6-5-2028	700,000	742,066
Goldman Sachs Group Incorporated	3.75	5-22-2025	350,000	370,064
Goldman Sachs Group Incorporated	6.13	2-15-2033	200,000	268,308
Intercontinental Exchange Incorporated	2.75	12-1-2020	350,000	352,533
Jefferies Group Incorporated	5.13	1-20-2023	175,000	188,717
Jefferies Group Incorporated	6.45	6-8-2027	105,000	123,387
Jefferies Group Incorporated	6.88	4-15-2021	105,000	111,076
Legg Mason Incorporated	4.75	3-15-2026	190,000	208,012
Moody’s Corporation	4.50	9-1-2022	175,000	185,338
Moody’s Corporation	5.25	7-15-2044	210,000	272,123
Morgan Stanley	4.30	1-27-2045	350,000	412,907
Morgan Stanley	5.00	11-24-2025	200,000	225,199
Morgan Stanley	6.25	8-9-2026	300,000	365,525
Morgan Stanley	7.25	4-1-2032	329,000	468,856
Northern Trust Corporation	3.95	10-30-2025	175,000	191,253
PPL Capital Funding Incorporated	3.10	5-15-2026	100,000	101,891
PPL Capital Funding Incorporated	3.40	6-1-2023	500,000	514,133
PPL Capital Funding Incorporated	4.70	6-1-2043	87,000	98,771
S&P Global Incorporated	4.00	6-15-2025	227,000	246,343
State Street Corporation	1.95	5-19-2021	600,000	600,691
State Street Corporation	2.65	5-19-2026	400,000	408,100
State Street Corporation	4.38	3-7-2021	300,000	309,191
TD Ameritrade Holding Corporation	3.63	4-1-2025	140,000	149,170

6

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
The Charles Schwab Corporation	3.25%	5-22-2029	$1,500,000	$1,579,667
				11,567,675

Consumer Finance : 2.63%
American Express Company	2.50	8-1-2022	400,000	404,209
American Express Company	2.65	12-2-2022	402,000	408,717
American Express Company	4.20	11-6-2025	200,000	219,694
American Express Credit Corporation	2.25	5-5-2021	200,000	200,913
American Honda Finance Corporation	1.65	7-12-2021	500,000	498,118
American Honda Finance Corporation	2.90	2-16-2024	200,000	205,870
American Honda Finance Corporation	3.45	7-14-2023	200,000	209,872
Capital One Financial Corporation	3.75	7-28-2026	525,000	550,280
Capital One Financial Corporation	4.75	7-15-2021	315,000	327,970
Caterpillar Financial Services Corporation	2.63	3-1-2023	260,000	265,055
Caterpillar Financial Services Corporation	3.25	12-1-2024	200,000	211,662
Caterpillar Financial Services Corporation	3.75	11-24-2023	175,000	186,737
Discover Financial Services	3.95	11-6-2024	200,000	212,242
Ford Motor Credit Company LLC	3.10	5-4-2023	200,000	197,629
General Motors Financial Company Incorporated	3.70	5-9-2023	380,000	390,928
John Deere Capital Corporation	3.90	7-12-2021	210,000	216,334
Synchrony Financial	3.70	8-4-2026	200,000	205,504
Synchrony Financial	5.15	3-19-2029	900,000	1,013,491
Toyota Motor Credit Corporation	2.60	1-11-2022	300,000	304,244
Toyota Motor Credit Corporation	2.63	1-10-2023	310,000	315,719
Toyota Motor Credit Corporation	3.40	9-15-2021	245,000	251,647
				6,796,835

Diversified Financial Services : 0.19%
National Rural Utilities Cooperative Finance Corporation	3.40	2-7-2028	300,000	320,978
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	159,762
				480,740

Insurance : 4.42%
ACE INA Holdings Incorporated	2.70	3-13-2023	280,000	285,592
ACE INA Holdings Incorporated	3.15	3-15-2025	200,000	210,553
ACE INA Holdings Incorporated	3.35	5-15-2024	350,000	368,817
Allstate Corporation (3 Month LIBOR +2.12%) ±	6.50	5-15-2067	140,000	174,224
American International Group Incorporated	4.50	7-16-2044	300,000	343,560
American International Group Incorporated	4.88	6-1-2022	600,000	641,970
American International Group Incorporated (3 Month LIBOR +2.87%) ±	5.75	4-1-2048	200,000	219,487
American International Group Incorporated	6.40	12-15-2020	200,000	208,801
Aon Corporation	6.25	9-30-2040	70,000	95,780
Arch Capital Group Limited	5.14	11-1-2043	147,000	184,501
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	180,000	215,183
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	175,000	243,052
Berkshire Hathaway Incorporated	3.00	2-11-2023	75,000	77,758
Berkshire Hathaway Incorporated	3.13	3-15-2026	525,000	553,138
Berkshire Hathaway Incorporated	3.40	1-31-2022	175,000	181,199
Berkshire Hathaway Incorporated	4.50	2-11-2043	275,000	335,254
Chubb Corporation	6.00	5-11-2037	196,000	271,857
Chubb INA Holdings Incorporated	2.30	11-3-2020	200,000	200,543
Hartford Financial Services Group Incorporated	4.30	4-15-2043	30,000	33,393
Lincoln National Corporation	4.00	9-1-2023	175,000	186,295
Loews Corporation	2.63	5-15-2023	105,000	106,898
Loews Corporation	4.13	5-15-2043	140,000	156,330
Marsh & McLennan Companies Incorporated	4.38	3-15-2029	1,100,000	1,245,925
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	210,000	218,122
MetLife Incorporated	3.05	12-15-2022	190,000	196,389
MetLife Incorporated	4.13	8-13-2042	210,000	237,392
MetLife Incorporated	4.37	9-15-2023	400,000	432,407
MetLife Incorporated	4.72	12-15-2044	175,000	213,096
MetLife Incorporated	6.38	6-15-2034	196,000	280,743
MetLife Incorporated	6.40	12-15-2066	200,000	244,960

7

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
MetLife Incorporated	6.50%	12-15-2032	$140,000	$197,016
Principal Financial Group Incorporated	3.30	9-15-2022	175,000	180,064
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	146,465
Progressive Corporation	6.25	12-1-2032	252,000	349,155
Prudential Financial Incorporated	3.91	12-7-2047	155,000	167,945
Prudential Financial Incorporated	3.94	12-7-2049	200,000	217,187
Prudential Financial Incorporated	4.50	11-16-2021	175,000	183,208
Prudential Financial Incorporated	4.60	5-15-2044	350,000	413,156
Prudential Financial Incorporated (3 Month LIBOR +3.04%) ±	5.20	3-15-2044	175,000	185,719
Prudential Financial Incorporated	5.75	7-15-2033	350,000	456,041
Prudential Financial Incorporated	6.63	12-1-2037	45,000	63,626
Reinsurance Group of America Incorporated	5.00	6-1-2021	42,000	43,786
Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	104,963
Travelers Companies Incorporated	5.35	11-1-2040	245,000	326,698
				11,398,248

Mortgage REITs : 0.57%
CC Holdings GS V LLC	3.85	4-15-2023	350,000	367,171
ERP Operating LP	4.00	8-1-2047	400,000	452,036
Ventas Realty LP	4.40	1-15-2029	600,000	660,534
				1,479,741

Health Care : 9.88%
Biotechnology : 1.35%
AbbVie Incorporated	2.30	5-14-2021	350,000	351,767
AbbVie Incorporated	3.20	5-14-2026	420,000	432,462
AbbVie Incorporated	4.45	5-14-2046	200,000	214,934
Amgen Incorporated	3.63	5-15-2022	200,000	206,569
Amgen Incorporated	3.63	5-22-2024	350,000	371,117
Amgen Incorporated	3.88	11-15-2021	200,000	206,036
Amgen Incorporated	5.75	3-15-2040	56,000	70,747
Amgen Incorporated	6.40	2-1-2039	175,000	237,770
Baxalta Incorporated	5.25	6-23-2045	280,000	362,783
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	376,104
Gilead Sciences Incorporated	4.50	2-1-2045	200,000	231,785
Gilead Sciences Incorporated	4.75	3-1-2046	350,000	421,827
				3,483,901

Health Care Equipment & Supplies : 1.64%
Abbott Laboratories	4.90	11-30-2046	700,000	927,972
Abbott Laboratories	6.00	4-1-2039	105,000	147,624
Abbott Laboratories	6.15	11-30-2037	166,000	234,499
Becton Dickinson & Company	2.89	6-6-2022	500,000	507,515
Becton Dickinson & Company	3.13	11-8-2021	210,000	213,653
Becton Dickinson & Company	3.25	11-12-2020	245,000	247,695
Boston Scientific Corporation	3.85	5-15-2025	200,000	214,869
Boston Scientific Corporation	4.70	3-1-2049	600,000	734,855
Medtronic Incorporated	3.15	3-15-2022	350,000	359,808
Medtronic Incorporated	3.50	3-15-2025	200,000	213,956
Stryker Corporation	4.63	3-15-2046	350,000	425,300
				4,227,746

Health Care Providers & Services : 2.96%
Aetna Incorporated	4.13	11-15-2042	175,000	180,336
Aetna Incorporated	4.50	5-15-2042	200,000	216,985
AmerisourceBergen Corporation	3.50	11-15-2021	210,000	214,915
AmerisourceBergen Corporation	4.25	3-1-2045	175,000	185,404
Anthem Incorporated	4.38	12-1-2047	200,000	219,115
Cardinal Health Incorporated	2.62	6-15-2022	400,000	403,759
Catholic Health Initiatives	4.35	11-1-2042	175,000	182,263
Cigna Corporation 144A	3.00	7-15-2023	300,000	304,865
Cigna Corporation 144A	4.00	2-15-2022	175,000	180,406
Cigna Corporation 144A	4.50	3-15-2021	70,000	71,501

8

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Cigna Corporation 144A	4.80%	7-15-2046	$210,000	$241,144
Cigna Corporation 144A	6.13	11-15-2041	175,000	225,731
CVS Caremark Corporation	2.75	12-1-2022	350,000	355,168
CVS Caremark Corporation	5.30	12-5-2043	210,000	251,790
CVS Health Corporation	2.13	6-1-2021	260,000	260,078
HCA Incorporated	5.50	6-15-2047	500,000	578,198
Humana Incorporated	3.15	12-1-2022	210,000	214,984
Kaiser Foundation Hospitals	4.88	4-1-2042	175,000	221,272
Laboratory Corporation of America Holdings	3.75	8-23-2022	39,000	40,387
Laboratory Corporation of America Holdings	4.00	11-1-2023	105,000	110,704
McKesson Corporation	2.85	3-15-2023	140,000	141,931
Quest Diagnostics Incorporated	4.70	4-1-2021	112,000	115,809
Unitedhealth Group Incorporated	4.20	1-15-2047	200,000	229,128
UnitedHealth Group Incorporated	4.25	3-15-2043	175,000	200,691
UnitedHealth Group Incorporated	4.25	4-15-2047	300,000	346,319
UnitedHealth Group Incorporated	4.25	6-15-2048	300,000	349,150
UnitedHealth Group Incorporated	5.80	3-15-2036	175,000	235,582
UnitedHealth Group Incorporated	6.63	11-15-2037	105,000	152,933
WellPoint Incorporated	3.13	5-15-2022	350,000	358,065
WellPoint Incorporated	3.30	1-15-2023	200,000	206,794
WellPoint Incorporated	4.65	1-15-2043	315,000	356,488
WellPoint Incorporated	4.65	8-15-2044	50,000	56,281
WellPoint Incorporated	5.85	1-15-2036	200,000	248,041
				7,656,217

Life Sciences Tools & Services : 0.31%
Agilent Technologies Incorporated	3.88	7-15-2023	105,000	110,221
Thermo Fisher Scientific Incorporated	3.00	4-15-2023	200,000	205,429
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	280,000	300,463
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	140,000	180,745
				796,858

Pharmaceuticals : 3.62%
Bristol-Myers Squibb Company 144A	3.25	8-15-2022	350,000	361,528
Bristol-Myers Squibb Company	3.25	11-1-2023	109,000	113,870
Bristol-Myers Squibb Company	3.25	8-1-2042	175,000	180,010
Bristol-Myers Squibb Company 144A	3.88	8-15-2025	175,000	188,868
Bristol-Myers Squibb Company 144A	3.95	10-15-2020	140,000	142,449
Bristol-Myers Squibb Company 144A	4.25	10-26-2049	400,000	474,763
Bristol-Myers Squibb Company	4.50	3-1-2044	200,000	242,405
Bristol-Myers Squibb Company 144A	4.63	5-15-2044	240,000	291,208
Eli Lilly & Company	2.75	6-1-2025	70,000	72,140
Eli Lilly & Company	3.95	3-15-2049	600,000	706,994
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	140,000	143,304
GlaxoSmithKline Capital Incorporated	2.85	5-8-2022	700,000	713,566
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	271,617
Johnson & Johnson	3.38	12-5-2023	300,000	318,652
Johnson & Johnson	3.70	3-1-2046	175,000	199,138
Johnson & Johnson	4.38	12-5-2033	200,000	241,479
Johnson & Johnson	4.85	5-15-2041	140,000	182,496
Johnson & Johnson	4.95	5-15-2033	126,000	159,930
Merck & Company Incorporated	2.35	2-10-2022	250,000	252,899
Merck & Company Incorporated	2.75	2-10-2025	270,000	278,291
Merck & Company Incorporated	3.70	2-10-2045	200,000	224,815
Merck & Company Incorporated	3.88	1-15-2021	245,000	249,756
Mylan Incorporated	4.20	11-29-2023	200,000	210,480
Novartis Capital Corporation	2.40	9-21-2022	350,000	355,303
Novartis Capital Corporation	3.40	5-6-2024	700,000	739,951
Novartis Capital Corporation	3.70	9-21-2042	175,000	196,779
Pfizer Incorporated	3.00	12-15-2026	400,000	422,707
Pfizer Incorporated	4.13	12-15-2046	420,000	496,200
Pfizer Incorporated	4.30	6-15-2043	210,000	250,842
Schering-Plough Corporation	6.50	12-1-2033	175,000	252,113

9

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Zoetis Incorporated	4.70%	2-1-2043	$350,000	$421,540
				9,356,093

Industrials : 9.06%
Aerospace & Defense : 2.69%
General Dynamics Corporation	2.25	11-15-2022	350,000	353,613
General Dynamics Corporation	3.75	5-15-2028	600,000	666,993
General Dynamics Corporation	3.88	7-15-2021	140,000	143,843
L3Harris Technologies Incorporated 144A	4.95	2-15-2021	350,000	359,042
Lockheed Martin Corporation	2.50	11-23-2020	260,000	261,226
Lockheed Martin Corporation	3.35	9-15-2021	175,000	179,069
Lockheed Martin Corporation	4.07	12-15-2042	229,000	263,952
Lockheed Martin Corporation	4.70	5-15-2046	350,000	441,785
Lockheed Martin Corporation	6.15	9-1-2036	122,000	168,241
Northrop Grumman Corporation	3.50	3-15-2021	210,000	214,061
Northrop Grumman Corporation	4.03	10-15-2047	400,000	448,529
Northrop Grumman Corporation	5.05	11-15-2040	70,000	86,791
Northrop Grumman Corporation	7.75	2-15-2031	210,000	304,389
Precision Castparts Corporation	2.50	1-15-2023	175,000	177,421
Precision Castparts Corporation	3.90	1-15-2043	140,000	154,030
Raytheon Company	2.50	12-15-2022	245,000	248,673
Raytheon Company	7.20	8-15-2027	84,000	110,846
Rockwell Collins Incorporated	3.70	12-15-2023	245,000	257,407
Rockwell Collins Incorporated	4.80	12-15-2043	175,000	214,674
Textron Incorporated	4.30	3-1-2024	140,000	149,797
The Boeing Company	2.60	10-30-2025	300,000	304,394
The Boeing Company	2.80	3-1-2023	200,000	204,068
The Boeing Company	3.20	3-1-2029	200,000	210,230
The Boeing Company	5.88	2-15-2040	21,000	28,425
United Technologies Corporation	3.10	6-1-2022	200,000	205,300
United Technologies Corporation	3.75	11-1-2046	200,000	219,763
United Technologies Corporation	7.50	9-15-2029	400,000	559,686
				6,936,248

Air Freight & Logistics : 0.87%
FedEx Corporation	3.88	8-1-2042	140,000	136,962
FedEx Corporation	4.00	1-15-2024	203,000	217,018
FedEx Corporation	4.55	4-1-2046	350,000	366,435
FedEx Corporation	4.90	1-15-2034	175,000	200,595
FedEx Corporation	5.10	1-15-2044	210,000	235,651
United Parcel Service Incorporated	2.35	5-16-2022	300,000	303,471
United Parcel Service Incorporated	2.45	10-1-2022	280,000	284,375
United Parcel Service Incorporated	3.13	1-15-2021	200,000	202,757
United Parcel Service Incorporated	6.20	1-15-2038	206,000	290,491
				2,237,755

Airlines : 0.19%
American Airlines Incorporated	3.20	12-15-2029	54,374	55,996
American Airlines Incorporated	3.38	11-1-2028	24,880	25,849
American Airlines Incorporated	4.95	7-15-2024	107,764	112,709
Delta Air Lines Incorporated	6.82	2-10-2024	32,963	35,957
United Airlines Incorporated	4.30	2-15-2027	173,109	186,728
US Airways Group Incorporated	3.95	5-15-2027	68,498	72,253
				489,492

Building Products : 0.08%
Masco Corporation	4.38	4-1-2026	190,000	206,167

Commercial Services & Supplies : 0.49%
Cintas Corporation No. 2	3.25	6-1-2022	70,000	71,992
Republic Services Incorporated	2.90	7-1-2026	260,000	266,341
Republic Services Incorporated	5.25	11-15-2021	35,000	37,157
Waste Management Incorporated	4.10	3-1-2045	650,000	749,108

10

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
Waste Management Incorporated	4.60%	3-1-2021	$140,000	$143,744
				1,268,342

Electrical Equipment : 0.05%
Emerson Electric Company	4.25	11-15-2020	140,000	143,102

Industrial Conglomerates : 1.34%
3M Company	4.00	9-14-2048	800,000	896,444
3M Company	5.70	3-15-2037	227,000	297,261
General Electric Company	3.10	1-9-2023	300,000	306,312
General Electric Company	4.13	10-9-2042	400,000	422,058
General Electric Company	4.50	3-11-2044	200,000	221,478
General Electric Company	4.63	1-7-2021	300,000	307,843
General Electric Company	5.88	1-14-2038	200,000	245,034
Honeywell International Incorporated	3.35	12-1-2023	140,000	147,531
Honeywell International Incorporated	3.81	11-21-2047	500,000	576,221
Honeywell International Incorporated	4.25	3-1-2021	35,000	36,048
				3,456,230

Machinery : 0.78%
Caterpillar Incorporated	3.80	8-15-2042	105,000	118,676
Caterpillar Incorporated	4.75	5-15-2064	300,000	381,251
Deere & Company	2.60	6-8-2022	350,000	355,782
Deere & Company	5.38	10-16-2029	210,000	261,211
Dover Corporation	5.38	10-15-2035	140,000	170,605
Illinois Tool Works Incorporated	3.38	9-15-2021	84,000	85,995
Illinois Tool Works Incorporated	3.90	9-1-2042	214,000	249,344
Parker Hannifin Corporation	3.50	9-15-2022	70,000	72,577
Parker Hannifin Corporation	6.25	5-15-2038	42,000	55,229
Stanley Black & Decker Incorporated	2.90	11-1-2022	245,000	251,415
				2,002,085

Professional Services : 0.07%
Verisk Analytics Incorporated	4.13	9-12-2022	175,000	183,930

Road & Rail : 1.82%
Burlington Northern Santa Fe LLC	3.00	3-15-2023	210,000	215,853
Burlington Northern Santa Fe LLC	3.40	9-1-2024	210,000	221,861
Burlington Northern Santa Fe LLC	4.55	9-1-2044	210,000	253,827
Burlington Northern Santa Fe LLC	4.95	9-15-2041	140,000	172,664
Burlington Northern Santa Fe LLC	5.15	9-1-2043	210,000	270,504
CSX Corporation	3.40	8-1-2024	278,000	292,419
CSX Corporation	4.50	8-1-2054	350,000	408,387
CSX Corporation	4.75	5-30-2042	161,000	190,883
CSX Corporation	6.22	4-30-2040	140,000	192,638
Kansas City Southern	3.00	5-15-2023	51,000	52,164
Kansas City Southern	4.30	5-15-2043	140,000	155,550
Norfolk Southern Corporation	2.90	6-15-2026	250,000	258,078
Norfolk Southern Corporation	2.90	2-15-2023	400,000	408,728
Norfolk Southern Corporation	3.15	6-1-2027	300,000	314,460
Norfolk Southern Corporation	3.85	1-15-2024	140,000	148,693
Union Pacific Corporation	2.75	4-15-2023	200,000	203,770
Union Pacific Corporation	3.25	1-15-2025	175,000	182,986
Union Pacific Corporation	3.75	3-15-2024	140,000	148,417
Union Pacific Corporation	3.80	10-1-2051	200,000	217,421
Union Pacific Corporation	4.15	1-15-2045	175,000	195,057
Union Pacific Corporation	4.30	6-15-2042	175,000	198,374
				4,702,734

Trading Companies & Distributors : 0.68%
Air Lease Corporation	3.25	3-1-2025	200,000	205,246
Air Lease Corporation	3.63	12-1-2027	900,000	931,652
GATX Corporation	4.85	6-1-2021	70,000	72,736

11

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Trading Companies & Distributors (continued)
International Lease Finance Corporation	8.25%	12-15-2020	$200,000	$212,316
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	336,820
				1,758,770

Information Technology : 6.93%
Communications Equipment : 0.39%
Cisco Systems Incorporated	2.20	9-20-2023	300,000	302,750
Cisco Systems Incorporated	2.95	2-28-2026	340,000	357,007
Cisco Systems Incorporated	3.00	6-15-2022	340,000	350,039
				1,009,796

Electronic Equipment, Instruments & Components : 0.13%
Corning Incorporated	5.75	8-15-2040	105,000	129,604
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	190,371
				319,975

IT Services : 2.06%
Fidelity National Information Services Incorporated	3.00	8-15-2026	400,000	413,203
Fidelity National Information Services Incorporated	3.50	4-15-2023	49,000	50,956
Fidelity National Information Services Incorporated	3.75	5-21-2029	700,000	762,402
Fiserv Incorporated	3.50	7-1-2029	1,000,000	1,050,106
Fiserv Incorporated	3.85	6-1-2025	210,000	223,534
IBM Corporation	1.88	8-1-2022	280,000	279,354
IBM Corporation	3.38	8-1-2023	210,000	219,006
IBM Corporation	5.88	11-29-2032	175,000	232,211
IBM Corporation	7.00	10-30-2025	210,000	263,100
Mastercard Incorporated	3.50	2-26-2028	400,000	435,708
Total System Services Incorporated	3.75	6-1-2023	105,000	109,451
Visa Incorporated	2.75	9-15-2027	300,000	313,960
Visa Incorporated	2.80	12-14-2022	800,000	820,995
Western Union Company	6.20	11-17-2036	122,000	137,798
				5,311,784

Semiconductors & Semiconductor Equipment : 1.80%
Analog Devices Incorporated	2.88	6-1-2023	105,000	106,767
Applied Materials Incorporated	4.30	6-15-2021	210,000	217,397
Applied Materials Incorporated	5.85	6-15-2041	140,000	191,342
Broadcom Corporation	3.50	1-15-2028	900,000	891,684
Broadcom Corporation	3.88	1-15-2027	300,000	306,249
Intel Corporation	2.60	5-19-2026	220,000	225,355
Intel Corporation	4.10	5-19-2046	300,000	348,407
Intel Corporation	4.25	12-15-2042	175,000	204,582
Intel Corporation	4.90	7-29-2045	230,000	294,549
Micron Technology Incorporated	5.33	2-6-2029	500,000	559,816
Qualcomm Incorporated	3.25	5-20-2027	200,000	209,609
Qualcomm Incorporated	3.45	5-20-2025	700,000	741,190
Texas Instruments Incorporated	2.25	5-1-2023	175,000	177,182
Xilinx Incorporated	3.00	3-15-2021	175,000	177,143
				4,651,272

Software : 0.99%
Autodesk Incorporated	3.60	12-15-2022	175,000	180,431
Microsoft Corporation	3.75	5-1-2043	33,000	37,464
Microsoft Corporation	4.50	2-6-2057	750,000	975,175
Microsoft Corporation	5.20	6-1-2039	77,000	104,673
Oracle Corporation	3.40	7-8-2024	200,000	211,230
Oracle Corporation	4.00	7-15-2046	350,000	391,409
Oracle Corporation	4.30	7-8-2034	175,000	204,277
Oracle Corporation	4.38	5-15-2055	200,000	235,357

12

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software (continued)
Salesforce.com Incorporated	3.70%	4-11-2028	$200,000	$219,222
				2,559,238

Technology Hardware, Storage & Peripherals : 1.56%
Apple Incorporated	3.35	2-9-2027	200,000	213,845
Apple Incorporated	3.75	11-13-2047	400,000	446,725
Apple Incorporated	4.38	5-13-2045	350,000	423,488
Apple Incorporated	4.65	2-23-2046	200,000	252,323
Dell International LLC 144A	8.10	7-15-2036	400,000	517,007
Diamond 1 Finance Corporation 144A	4.42	6-15-2021	400,000	411,813
Hewlett-Packard Enterprise Company	3.75	12-1-2020	29,000	29,464
Hewlett-Packard Enterprise Company	4.90	10-15-2025	900,000	998,071
Hewlett-Packard Enterprise Company	6.00	9-15-2041	332,000	368,553
Seagate HDD	4.75	1-1-2025	350,000	367,836
				4,029,125

Materials : 2.82%
Chemicals : 1.66%
Air Products & Chemicals Incorporated	3.00	11-3-2021	175,000	178,620
Dow Chemical Company	3.50	10-1-2024	200,000	209,628
Dow Chemical Company	4.25	10-1-2034	175,000	187,440
Dow Chemical Company	5.25	11-15-2041	175,000	199,610
DowDuPont Incorporated	4.73	11-15-2028	900,000	1,019,593
Eastman Chemical Company	4.80	9-1-2042	140,000	152,392
Ecolab Incorporated	4.35	12-8-2021	286,000	299,070
Mosaic Company	3.75	11-15-2021	80,000	81,756
Mosaic Company	5.63	11-15-2043	175,000	202,248
Praxair Incorporated	2.45	2-15-2022	140,000	141,534
Praxair Incorporated	2.70	2-21-2023	105,000	107,222
Praxair Incorporated	4.05	3-15-2021	140,000	143,871
The Sherwin-Williams Company	4.50	6-1-2047	1,200,000	1,370,539
				4,293,523

Containers & Packaging : 0.55%
International Paper Company	3.00	2-15-2027	200,000	204,271
International Paper Company	3.65	6-15-2024	350,000	367,814
International Paper Company	7.30	11-15-2039	175,000	243,276
International Paper Company	7.50	8-15-2021	214,000	232,259
MeadWestvaco Corporation	7.95	2-15-2031	35,000	48,678
Packaging Corporation of America	3.65	9-15-2024	175,000	183,833
Packaging Corporation of America	3.90	6-15-2022	140,000	145,866
				1,425,997

Metals & Mining : 0.54%
Barrick Gold Finance Company LLC	5.70	5-30-2041	210,000	264,235
Newmont Goldcorp Corporation	3.70	3-15-2023	210,000	218,314
Nucor Corporation	4.00	8-1-2023	132,000	139,553
Nucor Corporation	5.20	8-1-2043	140,000	176,054
Nucor Corporation	6.40	12-1-2037	140,000	191,315
Southern Copper Corporation	6.75	4-16-2040	308,000	401,330
				1,390,801

Paper & Forest Products : 0.07%
Georgia-Pacific LLC	8.00	1-15-2024	140,000	171,054

Real Estate : 3.72%
Equity REITs : 3.72%
Alexandria Real Estate Equities Incorporated	4.70	7-1-2030	400,000	463,882
American Campus Communities Incorporated	3.75	4-15-2023	70,000	72,746

13

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
American Tower Corporation	3.50%	1-31-2023	$295,000	$305,615
American Tower Corporation	4.00	6-1-2025	350,000	373,785
American Tower Corporation	5.00	2-15-2024	245,000	269,575
AvalonBay Communities Incorporated	3.45	6-1-2025	140,000	148,005
AvalonBay Communities Incorporated	4.20	12-15-2023	175,000	187,866
Boston Properties LP	2.75	10-1-2026	500,000	504,893
Boston Properties LP	3.13	9-1-2023	105,000	108,139
Boston Properties LP	3.80	2-1-2024	300,000	317,850
Boston Properties LP	3.85	2-1-2023	200,000	209,792
Boston Properties LP	4.13	5-15-2021	210,000	215,131
Corporate Office Properties LP	3.60	5-15-2023	70,000	71,548
Crown Castle International Corporation	3.70	6-15-2026	350,000	369,537
Crown Castle International Corporation	4.88	4-15-2022	50,000	53,020
Crown Castle International Corporation	5.25	1-15-2023	350,000	381,078
Digital Realty Trust LP	3.63	10-1-2022	140,000	144,719
Digital Realty Trust LP	3.95	7-1-2022	140,000	145,833
Equity One Incorporated	3.75	11-15-2022	175,000	181,544
Essex Portfolio LP	3.25	5-1-2023	70,000	71,734
Federal Realty Investment Trust	4.50	12-1-2044	175,000	205,977
HCP Incorporated	3.15	8-1-2022	70,000	71,519
HCP Incorporated	6.75	2-1-2041	95,000	134,807
Health Care REIT Incorporated	4.00	6-1-2025	210,000	225,723
Health Care REIT Incorporated	4.50	1-15-2024	140,000	151,186
Hospitality Properties Trust	4.65	3-15-2024	350,000	362,348
Host Hotels & Resorts Company	3.75	10-15-2023	70,000	73,050
Host Hotels & Resorts Company	4.75	3-1-2023	175,000	186,379
Kilroy Realty Corporation	3.80	1-15-2023	175,000	182,136
Kimco Realty Corporation	2.80	10-1-2026	350,000	351,523
Liberty Property LP	4.40	2-15-2024	109,000	118,109
Mid-America Apartments LP	4.30	10-15-2023	35,000	37,231
National Retail Properties Incorporated	3.30	4-15-2023	70,000	72,090
National Retail Properties Incorporated	3.80	10-15-2022	70,000	72,663
Plum Creek Timberlands LP	3.25	3-15-2023	192,000	196,667
Realty Income Corporation	4.65	8-1-2023	210,000	227,726
Simon Property Group LP	3.30	1-15-2026	410,000	432,161
Simon Property Group LP	3.75	2-1-2024	175,000	185,983
Simon Property Group LP	4.75	3-15-2042	175,000	213,157
Ventas Realty LP	3.50	2-1-2025	400,000	416,452
VEREIT Operating Partnership LP	4.13	6-1-2021	80,000	81,970
VEREIT Operating Partnership LP	4.60	2-6-2024	98,000	105,523
VEREIT Operating Partnership LP	4.88	6-1-2026	119,000	132,061
Welltower Incorporated	4.95	9-1-2048	400,000	483,352
Weyerhaeuser Company	7.38	3-15-2032	200,000	276,599
				9,592,684

Utilities : 7.20%
Electric Utilities : 5.40%
Alabama Power Company	3.55	12-1-2023	175,000	184,737
Alabama Power Company	3.85	12-1-2042	140,000	152,735
Alabama Power Company	4.15	8-15-2044	105,000	119,497
American Electric Power Company Incorporated	2.95	12-15-2022	300,000	305,627
Appalachian Power Company	3.40	6-1-2025	175,000	182,591
Appalachian Power Company	4.45	6-1-2045	175,000	205,634
Appalachian Power Company	7.00	4-1-2038	70,000	101,108
Arizona Public Service Company	3.15	5-15-2025	105,000	109,138
Arizona Public Service Company	4.50	4-1-2042	70,000	82,052
Baltimore Gas & Electric Company	3.50	8-15-2046	50,000	51,766
Carolina Power & Light Company	2.80	5-15-2022	175,000	178,610
CenterPoint Energy Houston	3.55	8-1-2042	175,000	186,367
CenterPoint Energy Houston	4.50	4-1-2044	175,000	213,222
Commonwealth Edison Company	3.80	10-1-2042	70,000	76,349
Commonwealth Edison Company	5.90	3-15-2036	175,000	232,943
Connecticut Light & Power Company	4.15	6-1-2045	87,000	103,195
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	175,000	243,704
Consolidated Edison Company of New York Incorporated Series 14-C	4.63	12-1-2054	300,000	362,094

14

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Consolidated Edison Company of New York Incorporated Series 16-C	4.30%	12-1-2056	$245,000	$278,834
Constellation Energy Group Incorporated	5.15	12-1-2020	70,000	71,531
DTE Electric Company	3.65	3-15-2024	105,000	111,299
Duke Energy Corporation	3.05	8-15-2022	70,000	71,614
Duke Energy Corporation	3.95	10-15-2023	140,000	148,091
Duke Energy Florida Incorporated	3.85	11-15-2042	70,000	76,744
Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	131,580
Duke Energy Indiana Incorporated	6.45	4-1-2039	45,000	65,445
Duke Energy Progress Incorporated	4.10	3-15-2043	105,000	119,286
Emera US Finance LP	3.55	6-15-2026	200,000	208,576
Entergy Arkansas Incorporated	3.70	6-1-2024	175,000	185,203
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	84,000	96,587
Exelon Corporation	4.95	6-15-2035	140,000	162,881
Exelon Generation Company LLC	4.25	6-15-2022	157,000	163,683
FirstEnergy Corporation	4.25	3-15-2023	168,000	177,042
Florida Power & Light Company	4.05	6-1-2042	175,000	202,867
Florida Power & Light Company	5.95	2-1-2038	224,000	314,855
Florida Power & Light Company	5.96	4-1-2039	175,000	246,384
Florida Power Corporation	5.65	4-1-2040	87,000	117,315
Georgia Power Company	4.30	3-15-2042	175,000	192,292
Interstate Power & Light Company	6.25	7-15-2039	21,000	28,176
Kansas City Power & Light Company	3.15	3-15-2023	140,000	144,383
LG&E & KU Energy LLC	3.75	11-15-2020	70,000	70,797
MidAmerican Energy Holdings Company	5.95	5-15-2037	210,000	289,596
MidAmerican Energy Holdings Company	6.13	4-1-2036	140,000	193,598
MidAmerican Energy Holdings Company	6.75	12-30-2031	105,000	148,323
Northeast Utilities	2.80	5-1-2023	122,000	123,938
Northern States Power Company of Minnesota	2.15	8-15-2022	175,000	175,597
Northern States Power Company of Minnesota	2.60	5-15-2023	105,000	106,671
Northern States Power Company of Minnesota	3.40	8-15-2042	175,000	183,249
Northern States Power Company of Minnesota	5.35	11-1-2039	28,000	37,172
NSTAR Electric Company	2.38	10-15-2022	140,000	141,490
NSTAR Electric Company	5.50	3-15-2040	70,000	90,390
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	135,769
Ohio Edison Company	6.88	7-15-2036	175,000	248,672
Ohio Power Company	5.38	10-1-2021	45,000	47,714
Oncor Electric Delivery Company LLC	4.55	12-1-2041	140,000	168,674
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	174,893
PacifiCorp	3.60	4-1-2024	175,000	184,358
PacifiCorp	4.10	2-1-2042	70,000	79,096
PacifiCorp	5.75	4-1-2037	175,000	232,201
Potomac Electric Power Company	3.60	3-15-2024	175,000	184,809
Potomac Electric Power Company	6.50	11-15-2037	140,000	200,341
PPL Capital Funding Incorporated	4.20	6-15-2022	140,000	145,913
PPL Electric Utilities	4.75	7-15-2043	105,000	129,044
PPL Electric Utilities	6.25	5-15-2039	31,000	43,720
PSEG Power LLC	8.63	4-15-2031	75,000	105,612
Public Service Company of Colorado	2.25	9-15-2022	70,000	70,482
Public Service Company of Colorado	3.20	11-15-2020	210,000	211,247
Public Service Electric & Gas Company	2.38	5-15-2023	140,000	141,898
Public Service Electric & Gas Company	3.65	9-1-2042	175,000	189,779
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	155,680
Public Service Electric & Gas Company	3.95	5-1-2042	70,000	78,856
Public Service Electric & Gas Company	5.80	5-1-2037	70,000	93,457
South Carolina Electric & Gas Company	5.10	6-1-2065	100,000	133,432
Southern California Edison Company	3.88	6-1-2021	449,000	458,529
Southern California Edison Company	3.90	3-15-2043	105,000	108,385
Southern California Edison Company	5.35	7-15-2035	126,000	149,778
Southern California Edison Company	5.50	3-15-2040	140,000	170,766
Southern California Edison Company	6.00	1-15-2034	70,000	86,111
Southern Company	2.95	7-1-2023	200,000	203,890
Southwestern Electric Power Company	6.20	3-15-2040	35,000	46,626
TXU Electric Delivery Company	7.25	1-15-2033	52,000	76,615
Union Electric Company	3.90	9-15-2042	175,000	194,191
Union Electric Company	8.45	3-15-2039	56,000	94,525
Virginia Electric & Power Company	3.10	5-15-2025	70,000	72,622
Virginia Electric & Power Company	3.45	2-15-2024	105,000	110,029

15

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Virginia Electric & Power Company	4.20%	5-15-2045	$105,000	$119,710
Virginia Electric & Power Company	4.45	2-15-2044	105,000	123,145
Virginia Electric & Power Company	6.00	1-15-2036	70,000	93,573
Westar Energy Incorporated	4.10	4-1-2043	210,000	236,737
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	90,860
Wisconsin Electric Power Company	5.70	12-1-2036	105,000	140,499
Wisconsin Power & Light Company	6.38	8-15-2037	175,000	246,430
				13,945,526

Gas Utilities : 0.37%
Atmos Energy Corporation	4.13	10-15-2044	245,000	285,598
Atmos Energy Corporation	5.50	6-15-2041	42,000	54,949
CenterPoint Energy Resources Corporation	4.50	1-15-2021	45,000	45,920
CenterPoint Energy Resources Corporation	5.85	1-15-2041	77,000	98,872
National Fuel Gas Company	3.75	3-1-2023	218,000	225,238
One Gas Incorporated	3.61	2-1-2024	70,000	73,134
One Gas Incorporated	4.66	2-1-2044	35,000	42,702
Piedmont Natural Gas Company	4.65	8-1-2043	35,000	40,277
Southern California Gas Company	5.13	11-15-2040	70,000	87,884
				954,574

Multi-Utilities : 1.35%
Black Hills Corporation	4.25	11-30-2023	210,000	223,105
CMS Energy Corporation	5.05	3-15-2022	245,000	258,879
Consumers Energy Company	3.95	5-15-2043	140,000	158,416
Dominion Resources Incorporated	2.75	9-15-2022	210,000	212,800
Dominion Resources Incorporated	4.90	8-1-2041	42,000	49,473
Dominion Resources Incorporated	5.95	6-15-2035	157,000	200,423
DTE Energy Company	3.30	6-15-2022	70,000	71,651
DTE Energy Company	3.85	12-1-2023	170,000	178,801
Entergy Louisiana LLC	4.20	4-1-2050	500,000	596,076
NiSource Finance Corporation	5.65	2-1-2045	140,000	180,570
Puget Energy Incorporated	3.65	5-15-2025	140,000	145,186
Puget Energy Incorporated	6.00	9-1-2021	175,000	186,052
Sempra Energy	2.88	10-1-2022	140,000	142,209
Sempra Energy	3.25	6-15-2027	300,000	307,946
Sempra Energy	4.00	2-1-2048	400,000	416,541
WEC Energy Group Incorporated	3.55	6-15-2025	140,000	148,461
				3,476,589

Water Utilities : 0.08%
American Water Capital Corporation	3.40	3-1-2025	210,000	220,311

Total Corporate Bonds and Notes (Cost $194,442,376)				210,376,513

Yankee Corporate Bonds and Notes : 17.59%
Communication Services : 1.72%
Diversified Telecommunication Services : 0.41%
British Telecommunications plc	9.63	12-15-2030	200,000	305,788
Telefonica Emisiones SA	4.90	3-6-2048	300,000	340,313
Telefonica Europe BV	8.25	9-15-2030	294,000	426,109
				1,072,210

Wireless Telecommunication Services : 1.31%
America Movil SAB de CV	4.38	4-22-2049	500,000	576,155
America Movil SAB de CV	6.38	3-1-2035	395,000	533,441
Rogers Communications Incorporated	4.35	5-1-2049	300,000	342,597
Rogers Communications Incorporated	4.50	3-15-2043	740,000	846,620
Vodafone Group plc	2.95	2-19-2023	190,000	194,598
Vodafone Group plc	4.38	2-19-2043	350,000	371,318
Vodafone Group plc	6.25	11-30-2032	210,000	265,587

16

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services (continued)
Vodafone Group plc	7.88%	2-15-2030	$175,000	$244,642
				3,374,958

Consumer Discretionary : 0.41%
Auto Components : 0.07%
Magna International Incorporated	4.15	10-1-2025	175,000	188,408

Internet & Direct Marketing Retail : 0.34%
Alibaba Group Holding Limited	3.13	11-28-2021	250,000	254,672
Alibaba Group Holding Limited	3.40	12-6-2027	400,000	415,407
Alibaba Group Holding Limited	3.60	11-28-2024	200,000	210,074
				880,153

Consumer Staples : 0.15%
Beverages : 0.15%
Diageo Capital plc	2.63	4-29-2023	210,000	213,311
Diageo Capital plc	5.88	9-30-2036	122,000	166,289
				379,600

Energy : 1.90%
Oil, Gas & Consumable Fuels : 1.90%
BP Capital Markets plc	3.81	2-10-2024	350,000	372,459
Canadian Natural Resources Limited	3.85	6-1-2027	200,000	211,789
Canadian Natural Resources Limited	3.90	2-1-2025	210,000	222,647
Canadian Natural Resources Limited	4.95	6-1-2047	200,000	236,375
Canadian Natural Resources Limited	6.75	2-1-2039	110,000	146,137
Cenovus Energy Incorporated	3.00	8-15-2022	145,000	146,638
Cenovus Energy Incorporated	6.75	11-15-2039	240,000	297,266
Encana Corporation	6.50	8-15-2034	200,000	233,987
Husky Energy Incorporated	6.80	9-15-2037	70,000	89,798
Petro-Canada	5.95	5-15-2035	140,000	179,314
Suncor Energy Incorporated	5.95	12-1-2034	52,000	67,320
Total Capital Canada Limited	2.75	7-15-2023	245,000	252,648
Total Capital International SA	2.70	1-25-2023	385,000	393,067
Total Capital International SA	2.88	2-17-2022	175,000	178,824
Total Capital International SA	3.75	4-10-2024	350,000	374,463
Total Capital SA	4.13	1-28-2021	70,000	71,715
TransCanada PipeLines Limited	3.75	10-16-2023	175,000	184,209
TransCanada PipeLines Limited	4.63	3-1-2034	850,000	960,719
TransCanada PipeLines Limited	6.10	6-1-2040	210,000	273,491
				4,892,866

Financials : 10.53%
Banks : 8.84%
Banco Santander SA	4.38	4-12-2028	800,000	876,800
Bancolombia SA	5.95	6-3-2021	200,000	209,300
Bank of Montreal	1.90	8-27-2021	470,000	469,535
Bank of Montreal	2.35	9-11-2022	200,000	202,017
Bank of Montreal (5 Year USD Swap +1.43%) ±	3.80	12-15-2032	600,000	624,660
Bank of Nova Scotia	2.45	9-19-2022	300,000	304,139
Bank of Nova Scotia	4.38	1-13-2021	350,000	359,341
Bank of Nova Scotia	4.50	12-16-2025	500,000	544,835
Bank of Nova Scotia (3 Month LIBOR +2.65%) ±	4.65	12-31-2099	200,000	200,500
Barclays plc	3.25	1-12-2021	500,000	504,717
Barclays plc	4.38	1-12-2026	200,000	214,477
Barclays plc	5.25	8-17-2045	400,000	475,080
BNP Paribas	4.25	10-15-2024	400,000	424,312
BPCE SA	2.75	12-2-2021	330,000	334,059
Cooperatieve Rabobank UA	3.75	7-21-2026	780,000	814,139

17

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Credit Suisse Group Funding Limited	3.45%	4-16-2021	$550,000	$559,179
Credit Suisse Group Funding Limited	4.55	4-17-2026	750,000	833,099
HSBC Holdings plc	4.00	3-30-2022	200,000	208,532
HSBC Holdings plc (3 Month LIBOR +1.53%) ±	4.58	6-19-2029	400,000	443,270
HSBC Holdings plc	4.88	1-14-2022	175,000	184,794
ING Banking Group plc	4.55	10-2-2028	900,000	1,019,752
Lloyds Banking Group plc (3 Month LIBOR +1.21%) ±	3.57	11-7-2028	800,000	826,532
Lloyds Banking Group plc	4.58	12-10-2025	250,000	268,231
Lloyds Banking Group plc	5.30	12-1-2045	300,000	360,737
Mitsubishi UFJ Financial Group Incorporated	2.19	9-13-2021	600,000	600,807
Mitsubishi UFJ Financial Group Incorporated	2.76	9-13-2026	700,000	707,038
Mitsubishi UFJ Financial Group Incorporated	3.68	2-22-2027	200,000	213,152
Mizuho Financial Group	2.95	2-28-2022	750,000	762,572
Mizuho Financial Group	3.17	9-11-2027	600,000	619,281
National Australia Bank Limited	2.50	7-12-2026	800,000	803,700
Rabobank Nederland NV	3.88	2-8-2022	250,000	259,677
Rabobank Nederland NV	4.50	1-11-2021	350,000	359,560
Royal Bank of Canada	2.50	1-19-2021	350,000	351,777
Royal Bank of Canada	4.65	1-27-2026	700,000	777,674
Royal Bank of Scotland Group plc	3.88	9-12-2023	300,000	311,995
Royal Bank of Scotland Group plc	4.80	4-5-2026	400,000	443,301
Royal Bank of Scotland Group plc (3 Month LIBOR +1.91%) ±	5.08	1-27-2030	600,000	689,477
Santander UK plc	4.00	3-13-2024	200,000	213,432
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	264,404
Sumitomo Mitsui Financial Group	3.01	10-19-2026	655,000	670,831
Svenska Handelsbanken AB	3.35	5-24-2021	850,000	866,385
Toronto Dominion Bank	1.80	7-13-2021	200,000	199,863
Toronto Dominion Bank	2.50	12-14-2020	300,000	301,815
Toronto Dominion Bank	3.50	7-19-2023	300,000	315,496
Toronto Dominion Bank (5 Year USD Swap +2.21%) ±	3.63	9-15-2031	525,000	547,785
Westpac Banking Corporation	2.10	5-13-2021	350,000	350,238
Westpac Banking Corporation	2.50	6-28-2022	200,000	202,110
Westpac Banking Corporation	2.85	5-13-2026	700,000	716,493
				22,810,900

Capital Markets : 0.21%
Deutsche Bank AG	3.13	1-13-2021	350,000	350,729
Invesco Finance plc	4.00	1-30-2024	175,000	185,720
				536,449

Diversified Financial Services : 1.28%
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	135,000	173,048
BHP Billiton Finance USA Limited	3.85	9-30-2023	200,000	213,607
Brookfield Finance Incorporated	4.25	6-2-2026	200,000	216,482
ConocoPhillips Canada Funding Company	5.95	10-15-2036	210,000	283,153
GE Capital International Funding Company	3.37	11-15-2025	550,000	568,247
Medtronic Global Holdings Company	3.35	4-1-2027	300,000	320,775
Shell International Finance BV	2.25	1-6-2023	175,000	176,165
Shell International Finance BV	2.38	8-21-2022	175,000	177,390
Shell International Finance BV	2.88	5-10-2026	230,000	238,129
Shell International Finance BV	3.25	5-11-2025	350,000	368,456
Shell International Finance BV	3.40	8-12-2023	175,000	183,914
Shell International Finance BV	3.63	8-21-2042	175,000	187,846
WPP Finance Limited 2010	3.75	9-19-2024	200,000	209,805
				3,317,017

Insurance : 0.20%
Aon plc	3.88	12-15-2025	200,000	214,119
Aon plc	4.00	11-27-2023	105,000	111,356
XLIT Limited	5.25	12-15-2043	140,000	184,467
				509,942

18

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Care : 1.33%
Health Care Equipment & Supplies : 0.10%
Koninklijke Philips Electronics NV	6.88%	3-11-2038	$175,000	$252,293

Pharmaceuticals : 1.23%
Actavis Funding SCS	3.85	6-15-2024	350,000	367,339
Actavis Funding SCS	4.85	6-15-2044	350,000	388,282
AstraZeneca plc	2.38	11-16-2020	350,000	351,362
AstraZeneca plc	3.38	11-16-2025	500,000	528,837
AstraZeneca plc	4.38	11-16-2045	200,000	236,757
Mylan NV	3.95	6-15-2026	700,000	728,189
Shire plc ADR	3.20	9-23-2026	560,000	579,149
				3,179,915

Industrials : 0.75%
Aerospace & Defense : 0.12%
Embraer Netherlands Finance BV	5.05	6-15-2025	290,000	316,985

Machinery : 0.13%
Ingersoll-Rand Luxembourg Finance SA	4.50	3-21-2049	300,000	343,482

Professional Services : 0.13%
Thomson Reuters Corporation	4.30	11-23-2023	210,000	224,463
Thomson Reuters Corporation	5.85	4-15-2040	94,000	113,166
				337,629

Road & Rail : 0.16%
Canadian National Railway Company	6.20	6-1-2036	140,000	197,607
Canadian Pacific Railway Company	4.45	3-15-2023	140,000	149,422
Canadian Pacific Railway Company	5.95	5-15-2037	45,000	60,959
				407,988

Trading Companies & Distributors : 0.21%
AerCap Ireland Capital DAC	3.95	2-1-2022	520,000	537,338

Materials : 0.80%
Chemicals : 0.43%
LyondellBasell Industries NV	4.63	2-26-2055	350,000	369,585
Nutrien Limited	3.63	3-15-2024	200,000	208,903
Nutrien Limited	5.00	4-1-2049	200,000	234,234
Nutrien Limited	5.63	12-1-2040	140,000	166,319
Nutrien Limited	6.13	1-15-2041	115,000	143,092
				1,122,133

Metals & Mining : 0.37%
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	175,000	203,082
Vale Overseas Limited	4.38	1-11-2022	140,000	144,900
Vale Overseas Limited	6.88	11-21-2036	382,000	478,933
Vale Overseas Limited	6.88	11-10-2039	91,000	115,347
				942,262

Total Yankee Corporate Bonds and Notes (Cost $42,576,774)				45,402,528

	Yield		Shares
Short-Term Investments : 0.03%
Investment Companies : 0.03%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.55		89,706	89,706

19

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

		Value
Total Short-Term Investments (Cost $89,706)		$89,706

Total investments in securities (Cost $237,108,856)	99.11%	255,868,747
Other assets and liabilities, net	0.89	2,298,408

Total net assets	100.00%	$258,167,155

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

20

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	854,059	30,601,496	31,365,849	89,706	$89,706	0.03%

Wells Fargo Investment Grade Corporate Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$210,376,513	$0	$210,376,513
Yankee corporate bonds and notes	0	45,402,528	0	45,402,528
Short-term investments
Investment companies	89,706	0	0	89,706

Total assets	$89,706	$255,779,041	$0	$255,868,747

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the nine months ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Strategic Retirement Bond Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 1.40%
FHLB	2.00%	9-9-2022	$200,000	$202,013
FHLB	2.13	6-9-2023	35,000	35,568
FHLB	2.38	9-10-2021	200,000	202,415
FHLB	2.75	12-13-2024	20,000	20,973
FHLB	3.25	6-9-2023	50,000	52,700
FHLMC	2.05	8-26-2022	125,000	125,063
FNMA	1.38	10-7-2021	45,000	44,786
FNMA	1.50	11-30-2020	110,000	109,802
FNMA	1.88	9-24-2026	55,000	55,290
FNMA	2.13	4-24-2026	28,000	28,575
FNMA	2.63	9-6-2024	100,000	104,287
Total Agency Securities (Cost $964,275)				981,472

U.S. Treasury Securities : 98.14%
TIPS	0.13	4-15-2021	1,121,257	1,113,383
TIPS	0.13	1-15-2022	1,486,090	1,476,907
TIPS	0.13	4-15-2022	1,718,794	1,705,764
TIPS	0.13	7-15-2022	377,384	376,651
TIPS	0.13	1-15-2023	2,323,741	2,308,926
TIPS	0.13	7-15-2024	2,490,326	2,488,468
TIPS	0.13	7-15-2026	1,100,081	1,098,716
TIPS	0.25	1-15-2025	1,300,848	1,303,740
TIPS	0.25	7-15-2029	511,921	516,052
TIPS	0.38	7-15-2023	1,842,528	1,857,086
TIPS	0.38	7-15-2025	1,672,802	1,694,109
TIPS	0.38	1-15-2027	1,461,515	1,479,043
TIPS	0.38	7-15-2027	739,989	752,346
TIPS	0.50	4-15-2024	636,275	643,266
TIPS	0.50	1-15-2028	1,582,198	1,619,853
TIPS	0.63	7-15-2021	1,861,469	1,873,528
TIPS	0.63	4-15-2023	470,329	474,815
TIPS	0.63	1-15-2024	1,283,078	1,302,912
TIPS	0.63	1-15-2026	675,363	692,649
TIPS	0.75	7-15-2028	1,181,426	1,240,217
TIPS	0.88	1-15-2029	960,933	1,019,512
TIPS	1.13	1-15-2021	1,444,874	1,454,034
TIPS	1.75	1-15-2028	723,104	811,144
TIPS	2.00	1-15-2026	1,041,380	1,153,284
TIPS	2.38	1-15-2025	1,156,457	1,282,249
TIPS	2.38	1-15-2027	583,126	672,085
TIPS	2.50	1-15-2029	580,012	698,873
TIPS	3.63	4-15-2028	79,374	101,567
TIPS	3.88	4-15-2029	1,187,014	1,584,858
U.S. Treasury Bond	6.13	11-15-2027	215,000	284,951
U.S. Treasury Bond	6.13	8-15-2029	115,000	159,594
U.S. Treasury Bond	6.38	8-15-2027	125,000	166,738
U.S. Treasury Bond	6.88	8-15-2025	20,000	25,632
U.S. Treasury Note	1.13	7-31-2021	493,000	488,513
U.S. Treasury Note	1.13	9-30-2021	510,000	505,059
U.S. Treasury Note	1.25	10-31-2021	513,000	508,992
U.S. Treasury Note	1.25	7-31-2023	488,000	481,595
U.S. Treasury Note	1.38	4-30-2021	479,000	476,961
U.S. Treasury Note	1.38	6-30-2023	489,000	484,950
U.S. Treasury Note	1.38	8-31-2023	490,000	485,713
U.S. Treasury Note	1.38	9-30-2023	339,000	335,915
U.S. Treasury Note	1.38	8-31-2026	380,000	371,509
U.S. Treasury Note	1.50	3-31-2023	450,000	448,348
U.S. Treasury Note	1.50	8-15-2026	325,000	320,366
U.S. Treasury Note	1.63	8-15-2022	365,000	365,128
U.S. Treasury Note	1.63	4-30-2023	483,000	483,057
U.S. Treasury Note	1.63	5-31-2023	435,000	435,085

1

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Strategic Retirement Bond Portfolio

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.63%	10-31-2023	$486,000	$486,076
U.S. Treasury Note	1.63	2-15-2026	663,000	659,659
U.S. Treasury Note	1.63	5-15-2026	649,000	645,451
U.S. Treasury Note	1.75	2-28-2022	483,000	484,208
U.S. Treasury Note	1.75	3-31-2022	484,000	485,550
U.S. Treasury Note	1.75	5-31-2022	507,000	508,664
U.S. Treasury Note	1.75	6-30-2022	305,000	306,108
U.S. Treasury Note	1.75	9-30-2022	420,000	421,575
U.S. Treasury Note	1.75	1-31-2023	10,000	10,041
U.S. Treasury Note	1.75	5-15-2023	130,000	130,533
U.S. Treasury Note	1.88	2-28-2022	450,000	452,338
U.S. Treasury Note	1.88	4-30-2022	505,000	507,979
U.S. Treasury Note	1.88	8-31-2022	417,000	419,867
U.S. Treasury Note	1.88	8-31-2024	160,000	161,713
U.S. Treasury Note	1.88	7-31-2026	500,000	504,707
U.S. Treasury Note	2.00	5-31-2021	469,000	471,125
U.S. Treasury Note	2.00	10-31-2021	479,000	482,106
U.S. Treasury Note	2.00	2-15-2022	10,000	10,079
U.S. Treasury Note	2.00	7-31-2022	190,000	191,900
U.S. Treasury Note	2.00	11-30-2022	645,000	652,130
U.S. Treasury Note	2.00	2-15-2023	285,000	288,384
U.S. Treasury Note	2.00	4-30-2024	10,000	10,154
U.S. Treasury Note	2.00	5-31-2024	269,000	273,266
U.S. Treasury Note	2.00	6-30-2024	185,000	187,905
U.S. Treasury Note	2.00	2-15-2025	597,000	607,028
U.S. Treasury Note	2.00	8-15-2025	645,000	655,910
U.S. Treasury Note	2.00	11-15-2026	660,000	672,066
U.S. Treasury Note	2.13	1-31-2021	157,000	157,779
U.S. Treasury Note	2.13	12-31-2021	474,000	478,647
U.S. Treasury Note	2.13	12-31-2022	510,000	517,809
U.S. Treasury Note	2.13	2-29-2024	378,000	385,486
U.S. Treasury Note	2.13	5-15-2025	75,000	76,737
U.S. Treasury Note	2.25	3-31-2021	458,000	461,292
U.S. Treasury Note	2.25	4-30-2021	635,000	639,862
U.S. Treasury Note	2.25	7-31-2021	463,000	467,286
U.S. Treasury Note	2.25	12-31-2023	472,000	483,523
U.S. Treasury Note	2.25	1-31-2024	474,000	485,683
U.S. Treasury Note	2.25	10-31-2024	490,000	503,992
U.S. Treasury Note	2.25	11-15-2024	385,000	395,948
U.S. Treasury Note	2.25	2-15-2027	580,000	600,481
U.S. Treasury Note	2.25	8-15-2027	480,000	497,663
U.S. Treasury Note	2.25	11-15-2027	650,000	674,426
U.S. Treasury Note	2.38	12-31-2020	443,000	446,115
U.S. Treasury Note	2.38	5-15-2027	453,000	473,403
U.S. Treasury Note	2.50	12-31-2020	595,000	600,044
U.S. Treasury Note	2.50	1-15-2022	585,000	595,420
U.S. Treasury Note	2.50	8-15-2023	544,000	561,000
U.S. Treasury Note	2.63	12-31-2023	375,000	389,619
U.S. Treasury Note	2.63	3-31-2025	345,000	361,697
U.S. Treasury Note	2.63	1-31-2026	445,000	468,797
U.S. Treasury Note	2.75	9-15-2021	560,000	570,653
U.S. Treasury Note	2.75	8-31-2023	510,000	530,699
U.S. Treasury Note	2.75	11-15-2023	556,000	579,630
U.S. Treasury Note	2.75	8-31-2025	325,000	343,751
U.S. Treasury Note	2.88	4-30-2025	470,000	499,173
U.S. Treasury Note	2.88	5-31-2025	490,000	520,721
U.S. Treasury Note	2.88	11-30-2025	125,000	133,340
U.S. Treasury Note	2.88	8-15-2028	390,000	424,856
U.S. Treasury Note	3.13	11-15-2028	480,000	533,700
U.S. Treasury Note	6.00	2-15-2026	146,000	182,848
U.S. Treasury Note	6.50	11-15-2026	30,000	39,391
U.S. Treasury Note	6.75	8-15-2026	220,000	289,919
U.S. Treasury Note	8.00	11-15-2021	331,000	370,927
U.S. Treasury Note	8.13	5-15-2021	309,000	337,679

2

Wells Fargo Strategic Retirement Bond Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note		8.13%	8-15-2021	$300,000	$332,215
Total U.S. Treasury Securities (Cost $67,538,759)					68,722,876

		Yield		Shares
Short-Term Investments : 0.36%
Investment Companies : 0.36%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.56		254,753	254,753

Total Short-Term Investments (Cost $254,753)					254,753

Total investments in securities (Cost $68,757,787)	99.90%				69,959,101
Other assets and liabilities, net	0.10				68,125

Total net assets	100.00%				$70,027,226

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
TIPS	Treasury Inflation-Protected Securities

3

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	140,309	6,497,652	6,383,208	254,753	$254,753	0.36%

Wells Fargo Strategic Retirement Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$981,472	$0	$981,472
U.S. Treasury securities	68,722,876	0	0	68,722,876
Short-term investments
Investment companies	254,753	0	0	254,753

Total assets	$68,977,629	$981,472	$0	$69,959,101

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the nine months ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo U.S. REIT Portfolio	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 99.57%
Real Estate : 99.57%
Equity REITs : 99.57%
Acadia Realty Trust	2,682	$72,092
Alexander & Baldwin Incorporated	2,149	46,590
Alexander’s Incorporated	66	21,540
Alexandria Real Estate Equities Incorporated	3,510	570,445
American Assets Trust Incorporated	1,391	66,114
American Campus Communities Incorporated	4,252	204,266
American Finance Trust Incorporated REIT	3,333	49,295
American Homes 4 Rent Class A	8,110	216,618
Americold Realty Trust	5,933	223,199
Apartment Investment & Management Company Class A	4,615	248,149
Apple Hospitality REIT Incorporated	6,572	106,861
AvalonBay Communities Incorporated	4,363	935,471
Boston Properties Incorporated	4,847	671,503
Brandywine Realty Trust	5,464	84,310
Brixmor Property Group Incorporated	9,107	199,808
Brookfield Property REIT Class A	2,213	42,091
Camden Property Trust	2,983	332,754
Colony Capital Incorporated	15,077	73,576
Columbia Property Trust Incorporated	3,631	75,380
CoreCivic Incorporated	3,706	56,146
Corporate Office Properties Trust	3,489	101,809
Cousins Properties Incorporated	4,542	183,906
CubeSmart	6,157	189,882
DiamondRock Hospitality	6,228	64,148
Digital Realty Trust Incorporated	6,555	792,827
Douglas Emmett Incorporated	5,197	229,032
Duke Realty Corporation	11,235	395,247
Easterly Government Properties Incorporated	2,218	51,591
EastGroup Properties Incorporated	1,151	156,755
Empire State Realty Trust Incorporated	5,655	78,944
Equity Commonwealth	3,665	120,395
Equity Lifestyle Properties Incorporated	5,265	390,031
Equity Residential	11,393	969,544
Essential Properties Realty	2,364	61,677
Essex Property Trust Incorporated	2,045	638,408
Extra Space Storage Incorporated	3,979	421,973
Federal Realty Investment Trust	2,323	306,799
First Industrial Realty Trust Incorporated	3,909	166,445
Gaming and Leisure Properties Incorporated	6,301	265,902
Healthcare Realty Trust Incorporated	3,952	131,167
Healthcare Trust of America Incorporated Class A	6,396	194,119
Healthpeak Properties Incorpoarated	15,345	535,234
Highwoods Properties Incorporated	3,184	154,583
Host Hotels & Resorts Incorporated	22,621	395,641
Hudson Pacific Properties Incorporated	4,785	171,303
Industrial Logistics Properties Trust	2,023	43,778
Innovative Industrial Properties Incorporated	335	25,932
Invitation Homes Incorporated	14,733	449,798
Iron Mountain Incorporated	8,865	284,744
JBG Smith Properties	3,898	155,452
Kilroy Realty Corporation	3,242	269,864
Kimco Realty Corporation	12,726	275,136
Kite Realty Group Trust	2,575	49,826
Lamar Advertising Company Class A	2,672	222,925
Liberty Property Trust	4,915	302,862
Life Storage Incorporated	1,440	157,709
LTC Properties Incorporated	1,254	58,700
Mack-Cali Realty Corporation	2,611	55,849
Mid-America Apartment Communities Incorporated	3,536	481,285
National Health Investors Incorporated	1,315	106,502
National Storage Affiliates Trust	1,866	62,511
NexPoint Residential Trust Incorporated	445	21,293
Office Properties Income Trust	1,475	49,206
Outfront Media Incorporated	4,440	110,911

1

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo U.S. REIT Portfolio

			Shares	Value
Equity REITs (continued)
Paramount Group Incorporated			6,465	$87,859
Park Hotels & Resorts Incorporated			7,451	176,216
Pebblebrook Hotel Trust			4,035	105,717
Pennsylvania REIT			1,770	10,195
Piedmont Office Realty Trust Incorporated Class A			3,879	85,803
Prologis Incorporated			19,834	1,815,803
PS Business Parks Incorporated			624	110,192
Public Storage Incorporated			4,730	996,516
Regency Centers Corporation			5,192	337,688
Retail Opportunity Investment Corporation			3,455	63,019
Rexford Industrial Realty Incorporated			3,424	163,873
RLJ Lodging Trust			5,338	91,226
RPT Realty			2,405	35,546
Ryman Hospitality Properties Incorporated			1,438	128,313
SBA Communications Corporation			3,488	824,807
Senior Housing Properties Trust			7,303	53,458
Seritage Growth Property Class A			1,052	44,479
Service Properties Trust			5,062	117,894
Simon Property Group Incorporated			9,257	1,399,751
SITE Centers Corporation			4,719	68,378
SL Green Realty Corporation			2,610	222,711
STAG Industrial Incorporated			4,162	128,980
Summit Hotel Properties Incorporated			3,218	39,002
Sun Communities Incorporated			2,761	454,764
Sunstone Hotel Investors Incorporated			7,015	98,210
Tanger Factory Outlet Centers Incorporated			2,844	43,286
Taubman Centers Incorporated			1,813	58,886
Terreno Realty Corporation			2,005	115,729
The Geo Group Incorporated			3,631	50,326
The Macerich Company			4,296	115,691
UDR Incorporated			9,019	433,363
Uniti Group Incorporated			5,523	37,115
Universal Health Realty Income Trust			396	47,203
Urban Edge Properties			3,615	74,939
Ventas Incorporated			11,782	687,008
VICI Properties Incorporated			14,360	355,123
Vornado Realty Trust			5,434	350,873
Washington Prime Group Incorporated			5,709	23,749
Washington REIT			2,438	75,749
Weingarten Realty Investors			3,738	119,018
Welltower Incorporated			12,696	1,073,701
Xenia Hotels & Resorts Incorporated			3,528	74,302
Total Common Stocks (Cost $21,417,665)				26,044,314

		Yield
Short-Term Investments : 0.48%
Investment Companies : 0.48%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.56%	126,106	126,106

Total Short-Term Investments (Cost $126,106)				126,106

Total investments in securities (Cost $21,543,771)	100.05%			26,170,420
Other assets and liabilities, net	(0.05)			(13,816)

Total net assets	100.00%			$26,156,604

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

2

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	192,034	4,508,718	4,574,646	126,106	$126,106	0.48%

Wells Fargo U.S. REIT Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Real estate	$26,044,314	$0	$0	$26,044,314
Short-term investments
Investment companies	126,106	0	0	126,106

Total assets	$26,170,420	$0	$0	$26,170,420

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the nine ended November 30, 2019, the Portfolio did not have any transfers into/out of Level 3.